As filed with the Securities and Exchange Commission on April 26, 2012

Registration No. 333-05265 and 811-07655

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment	☐
Post-Effective Amendment No. 61	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 64	☒

(Check appropriate box or boxes)

DRIEHAUS MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

25 EAST ERIE STREET

CHICAGO, ILLINOIS 60611

(Address of Principal Executive Offices, including Zip Code)

JANET L. MCWILLIAMS, ESQ.

DRIEHAUS CAPITAL MANAGEMENT LLC

25 EAST ERIE STREET

CHICAGO, ILLINOIS 60611

(Name and Address of Agent for Service)

COPY TO:

CATHY G. O’KELLY, ESQ.

VEDDER PRICE P.C.

222 NORTH LASALLE STREET

CHICAGO, ILLINOIS 60601

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On April 29, 2012 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A is being filed to add to the Registration Statement the audited financial statements for the fiscal year ended December 31, 2011 and to make certain non-material changes to the Trust’s Registration Statement. This Amendment is not intended to amend the prospectus or statement of additional information of the Driehaus International Credit Opportunities Fund.

April 26, 2012

PROSPECTUS

dated April 29, 2012

25 East Erie Street

Chicago, Illinois 60611

1-800-560-6111

Driehaus International Discovery Fund *DRIDX

Driehaus Emerging Markets Growth Fund *DREGX

Driehaus Emerging Markets Small Cap Growth Fund *DRESX

Driehaus International Small Cap Growth Fund *DRIOX

Driehaus Global Growth Fund *DRGGX

Driehaus Mid Cap Growth Fund *DRMGX

Driehaus Large Cap Growth Fund *DRLGX

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or determined if this Prospectus is truthful and complete. Any representation to the contrary is a criminal offense.

Driehaus International Discovery Fund

Ticker DRIDX

Investment Objective

Driehaus International Discovery Fund seeks to maximize capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge Imposed on Purchases	None
Maximum Deferred Sales Charge	None
Maximum Sales Charge Imposed on Reinvested Dividends	None
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	2.00%
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.50%
Other Expenses	0.22%

Total Annual Fund Operating Expenses	1.72%

Expense Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$175	$542	$933	$2,030

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 119% of the average value of its portfolio.

Principal Investment Strategy

The Fund uses a growth style of investment in equity securities, including common and preferred stocks, American Depositary Receipts and Global Depositary Receipts. There are no restrictions on the capitalization of companies whose securities the Fund may buy. Under normal market conditions, the Fund invests substantially all (no less than 65%) of its assets in at least three different countries other than the United States. The Fund may invest a substantial portion of its assets in emerging markets from time to time. The Fund may invest in companies with limited operating histories. The Fund will invest in a relatively low number of issuers, making it a nondiversified fund. The Fund frequently and actively trades its portfolio securities. Investment decisions for the Fund’s growth style of investing are based on the determination that a company’s revenue and earnings growth can materially exceed market expectations and that the security is at an attractive entry point. This decision involves evaluating fundamental factors, including the company’s business model, the competitive landscape, upcoming product introductions and recent and projected financial metrics. The decision is also based on the evaluation of technical or market factors, including price and volume trends, relative strength and institutional interest. To a lesser extent, the Fund’s investment adviser also utilizes macroeconomic or country-specific analyses to evaluate the sustainability of a company’s growth rate. The Fund sells holdings for a variety of reasons, including the deterioration of the earnings profile, the violation of specific technical thresholds, to shift into securities with more compelling risk/reward characteristics or to alter sector exposure.

Principal Risks

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Fund is intended for long-term investors who can accept the risks involved in investing in foreign securities. Of course, there can be no assurance that the Fund will achieve its objective. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund:

Market Risk. The Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund’s shares.

Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market.

Foreign Securities and Currencies Risk. The Fund invests in foreign securities. Investing outside the U.S. involves different risks than domestic investments. The following risks may be associated with foreign investments: less liquidity; greater volatility; political instability; restrictions on foreign investment and repatriation of capital; less complete and reliable information about foreign companies; reduced government supervision of some foreign securities markets; lower responsiveness of foreign management to shareholder concerns; economic issues or developments in foreign countries; fluctuation in exchange rates of foreign currencies and risks of devaluation; imposition of foreign withholding and other taxes; dependence of emerging market companies upon commodities which may be subject to economic cycles; and emerging market risk such as limited trading volume, expropriation, devaluation or other adverse political or social developments.

To the extent portfolio securities are issued by foreign issuers or denominated in foreign currencies, the Fund’s investment performance is affected by the strength or weakness of the U.S. dollar against these currencies.

Emerging Market Risk. The Fund invests in emerging markets and therefore, the risks described above for foreign securities are typically increased. Investments in securities of issuers located in such countries are speculative and subject to certain special risks. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the Fund’s investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Small- and Medium-Sized Company Risk. The Fund invests in companies that are smaller, less established, with less liquid markets for their stock, and therefore may be riskier investments. While small- and medium-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small- and medium-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of small- and medium-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. The value of securities of smaller, less well known issuers can be more volatile than that of larger issuers.

Nondiversification. Because the Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers, it may be subject to greater risks and larger losses than diversified funds. The value of the Fund may vary more as a result of changes in the financial condition or the market’s assessment of the issuers than a more diversified fund.

Allocation Risk. The Fund’s overall risk level will depend on the countries and market sectors in which the Fund is invested. Because the Fund may have significant weightings in a particular company, country, industry or market sector, the value of Fund shares may be affected by events that adversely affect that company, country, industry or market sector and may fluctuate more than that of a less focused fund.

High Rates of Turnover. It is anticipated that the Fund will experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

Manager Risk. How the Fund’s investment adviser manages the Fund will impact the Fund’s performance. The Fund may lose money if the investment adviser’s investment strategy does not achieve the Fund’s objective or the investment adviser does not implement the strategy successfully.

Performance

The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available by visiting www.driehaus.com or by calling 1-800-560-6111.

Annual Returns for the years ended December 31

During the periods shown in the bar chart, the highest return for a quarter was 26.81% (quarter ended 6/30/09) and the lowest return for a quarter was –33.41% (quarter ended 9/30/08).

Average Annual Total Returns as of December 31, 2011	1 Year	5 Years	10 Years
Driehaus International Discovery Fund
Return Before Taxes	–19.85%	–4.19%	7.92%
Return After Taxes on Distributions	–19.85%	–5.32%	6.55%
Return After Taxes on Distributions and Sale of Fund Shares	–12.90%	–3.67%	6.73%
MSCI All Country World ex USA Index (reflects no deduction for fees, expenses, or taxes)	–13.33%	–2.49%	6.75%
MSCI All Country World ex USA Growth Index (reflects no deduction for fees, expenses, or taxes)	–13.93%	–1.84%	5.94%

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Portfolio Management

Investment Adviser

Driehaus Capital Management LLC (“DCM”)

Portfolio Managers

Dan Rea, Director of Research of DCM Portfolio Manager of the Fund since 12/08	Sebastien Pigeon, Assistant Portfolio Manager of DCM Assistant Portfolio Manager of the Fund since 5/11

Purchase and Sale of Fund Shares

Minimum Initial Investment	Minimum Subsequent Investment	Minimum Initial IRA Investment	Minimum Subsequent IRA Investment	Minimum Automatic Investment Plan (Monthly)	Minimum Automatic Investment Plan (Quarterly)
$10,000	$2,000	$2,000	$500	$100	$300

In general, you can buy or sell shares of the Fund by mail at Driehaus Mutual Funds, P.O. Box 9817, Providence, RI 02940, for regular mail or Driehaus Mutual Funds, 4400 Computer Drive, Westborough, MA 01581-1722, for overnight delivery or by phone at 1-800-560-6111 on any business day. You may also buy and sell shares through a financial professional.

Tax Information

The Fund’s distributions may be taxable as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Driehaus Emerging Markets Growth Fund

Ticker DREGX

Investment Objective

Driehaus Emerging Markets Growth Fund seeks to maximize capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge Imposed on Purchases	None
Maximum Deferred Sales Charge	None
Maximum Sales Charge Imposed on Reinvested Dividends	None
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	2.00%
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.50%
Other Expenses	0.18%

Total Annual Fund Operating Expenses	1.68%

Expense Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 171	$530	$913	$1,987

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 342% of the average value of its portfolio.

Principal Investment Strategy

The Fund uses a growth style of investment in equity securities, including common and preferred stocks, American Depositary Receipts and Global Depositary Receipts, and under normal market conditions, invests substantially all (no less than 80%) of its net assets (plus the amount of borrowings for investment purposes) in emerging markets companies. There are no specific limitations on the percentage of assets that may be invested in securities of issuers located in any one country at a given time; the Fund may invest significant assets in any single emerging market country. The Fund may invest in companies with limited operating histories. The Fund will invest in a relatively low number of issuers, making it a nondiversified fund. The Fund frequently and actively trades its portfolio securities. Investment decisions for the Fund’s growth style of investing are based on the determination that a company’s revenue and earnings growth can materially exceed market expectations and that the security is at an attractive entry point. This decision involves evaluating fundamental factors, including the company’s business model, the competitive landscape, upcoming product introductions and recent and projected financial metrics. The decision is also based on the evaluation of technical or market factors, including price and volume trends, relative strength and institutional interest. To a lesser extent, the Fund’s investment adviser also utilizes macroeconomic or country-specific analyses to evaluate the sustainability of a company’s growth rate. The Fund sells holdings for a variety of reasons, including the deterioration of the earnings profile, the violation of specific technical thresholds, to shift into securities with more compelling risk/reward characteristics or to alter sector exposure.

Principal Risks

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Fund is intended for long-term investors who can accept the risks involved in investing in foreign securities. Of course, there can be no assurance that the Fund will achieve its objective. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund:

Market Risk. The Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund’s shares.

Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market.

Foreign Securities and Currencies Risk. The Fund invests in foreign securities. Investing outside the U.S. involves different risks than domestic investments. The following risks may be associated with foreign investments: less liquidity; greater volatility; political instability; restrictions on foreign investment and repatriation of capital; less complete and reliable information about foreign companies; reduced government supervision of some foreign securities markets; lower responsiveness of foreign management to shareholder concerns; economic issues or developments in foreign countries; fluctuation in exchange rates of foreign currencies and risks of devaluation; imposition of foreign withholding and other taxes; dependence of emerging market companies upon commodities which may be subject to economic cycles; and emerging market risk such as limited trading volume, expropriation, devaluation or other adverse political or social developments.

To the extent portfolio securities are issued by foreign issuers or denominated in foreign currencies, the Fund’s investment performance is affected by the strength or weakness of the U.S. dollar against these currencies.

Emerging Market Risk. The Fund invests primarily in emerging markets and therefore, the risks described above for foreign securities are typically increased. Investments in securities of issuers located in such countries are speculative and subject to certain special risks. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the Fund’s investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Small- and Medium-Sized Company Risk. The Fund invests in companies that are smaller, less established, with less liquid markets for their stock, and therefore may be riskier investments. While small- and medium-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small- and medium-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of small- and medium-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. The value of securities of smaller, less well known issuers can be more volatile than that of larger issuers.

Nondiversification. Because the Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers, it may be subject to greater risks and larger losses than diversified funds. The value of the Fund may vary more as a result of changes in the financial condition or the market’s assessment of the issuers than a more diversified fund.

Allocation Risk. The Fund’s overall risk level will depend on the countries and market sectors in which the Fund is invested. Because the Fund may have significant weightings in a particular company, country, industry or market sector, the value of Fund shares may be affected by events that adversely affect that company, country, industry or market sector and may fluctuate more than that of a less focused fund.

High Rates of Turnover. It is anticipated that the Fund will experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

Manager Risk. How the Fund’s investment adviser manages the Fund will impact the Fund’s performance. The Fund may lose money if the investment adviser’s investment strategy does not achieve the Fund’s objective or the investment adviser does not implement the strategy successfully.

Performance

The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available by visiting www.driehaus.com or by calling 1-800-560-6111.

Annual Returns for the years ended December 31

During the periods shown in the bar chart, the highest return for a quarter was 31.39% (quarter ended 6/30/09) and the lowest return for a quarter was –30.71% (quarter ended 9/30/08).

Average Annual Total Returns as of December 31, 2011	1 Year	5 Years	10 Years
Driehaus Emerging Markets Growth Fund
Return Before Taxes	–15.02%	2.98%	15.74%
Return After Taxes on Distributions	–16.56%	0.37%	13.56%
Return After Taxes on Distributions and Sale of Fund Shares	–9.50%	1.56%	13.33%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	–18.17%	2.70%	14.20%
MSCI Emerging Markets Growth Index (reflects no deduction for fees, expenses or taxes)	–18.77%	0.78%	12.06%

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Portfolio Management

Investment Adviser

Driehaus Capital Management LLC (“DCM”)

Portfolio Managers

Howard Schwab, Portfolio Manager of DCM Lead Portfolio Manager of the Fund since 1/08	Chad Cleaver, Portfolio Manager of DCM Co-Portfolio Manager of the Fund since 5/08

Purchase and Sale of Fund Shares

Minimum Initial Investment	Minimum Subsequent Investment	Minimum Initial IRA Investment	Minimum Subsequent IRA Investment	Minimum Automatic Investment Plan (Monthly)	Minimum Automatic Investment Plan (Quarterly)
$10,000	$2,000	$2,000	$500	$100	$300

In general, you can buy or sell shares of the Fund by mail at Driehaus Mutual Funds, P.O. Box 9817, Providence, RI 02940, for regular mail or Driehaus Mutual Funds, 4400 Computer Drive, Westborough, MA 01581-1722, for overnight delivery or by phone at 1-800-560-6111 on any business day. You may also buy and sell shares through a financial professional.

Tax Information

The Fund’s distributions may be taxable as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Driehaus Emerging Markets Small Cap Growth Fund

Ticker DRESX

Investment Objective

Driehaus Emerging Markets Small Cap Growth Fund seeks to maximize capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge Imposed on Purchases	None
Maximum Deferred Sales Charge	None
Maximum Sales Charge Imposed on Reinvested Dividends	None
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	2.00%
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.50%
Other Expenses	1.24%
Acquired Fund Fees and Expenses	0.01%

Total Annual Fund Operating Expenses	2.75%
Expense Reimbursement*	(0.74)%

Total Annual Fund Operating Expenses After Expense Reimbursement	2.01%

*    Driehaus Capital Management LLC, the Fund’s investment adviser, has entered into a contractual agreement to cap the Fund’s ordinary annual operating expenses, excluding dividends and interest on short sales, at 2.00% of average daily net assets until the earlier of the termination of the investment advisory agreement or August 21, 2014. Acquired fund fees and expenses are not considered to be ordinary annual operating expenses and are not covered by the expense cap. Pursuant to the agreement, and so long as the investment advisory agreement is in place, for a period of three years subsequent to the Fund’s commencement of operations on August 22, 2011, the investment adviser is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap.

Expense Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense reimbursement shown in the Annual Fund Operating Expenses table is only reflected for up to two years in each of the respective periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 204	$709	$1,319	$2,968

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the period from the Fund’s commencement of operations (August 22, 2011) through December 31, 2011, the Fund’s portfolio turnover rate was 74% (not annualized) of the average value of its portfolio.

Principal Investment Strategy

The Fund uses a growth style of investment in equity securities, including common and preferred stocks, American Depositary Receipts and Global Depositary Receipts, and in equity-convertible securities, such as warrants, rights and options. Under normal market conditions, the Fund invests substantially all (no less than 80%) of its net assets (plus the amount of borrowings for investment purposes) in small capitalization emerging markets companies, which the investment adviser currently considers to be companies within the same market capitalization range at time of investment as those included in the MSCI Emerging Markets Small Cap Index, which as of the date of this Prospectus is generally less than $2.5 billion. The Fund will provide shareholders 60 days’ prior written notice of a change in the Fund’s non-fundamental policy of investing at least 80% of its net assets in small cap emerging markets companies. The Fund’s investments in options on emerging markets company stocks and emerging markets ETFs will be counted toward its policy to invest at least 80% of its net assets in small cap emerging markets companies under normal market conditions. There are no specific limitations on the percentage of assets that may be invested in securities of issuers located in any one country at a given time; the Fund may invest significant assets in any single emerging market country. The Fund may invest in companies with limited operating histories. The Fund may engage in short sale transactions and may purchase or write options, primarily to hedge the Fund’s portfolio or a portion thereof, but may also do so speculatively for purposes of profiting from a decline in the market value of a security. The hedging techniques employed by the Fund typically will be passive in nature, which means that the Fund will typically invest in a basket of securities or currencies of a country or region generally in the form of an index, rather than invest directly in individual securities. The Fund will invest in a relatively low number of issuers, making it a nondiversified fund. The Fund frequently and actively trades its portfolio securities. Investment decisions for the Fund’s growth style of investing are based on the determination that a company’s revenue and earnings growth can materially exceed market expectations and that the security is at an attractive entry point. This decision involves evaluating fundamental factors, including the company’s business model, the competitive landscape, upcoming product introductions and recent and projected financial metrics. The decision is also based on the evaluation of technical or market factors, including price and volume trends, relative strength and institutional interest. To a lesser extent, the Fund’s investment adviser also utilizes macroeconomic or country-specific analyses to evaluate the sustainability of a company’s growth rate. The Fund sells holdings for a variety of reasons, including the deterioration of the earnings profile, the violation of specific technical thresholds, to shift into securities with more compelling risk/reward characteristics or to alter sector exposure.

Principal Risks

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Fund is intended for long-term investors who can accept the risks involved in investing in foreign securities. Of course, there can be no assurance that the Fund will achieve its objective. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund:

Market Risk. The Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund’s shares.

Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market.

Foreign Securities and Currencies Risk. The Fund invests in foreign securities. Investing outside the U.S. involves different risks than domestic investments. The following risks may be associated with foreign investments: less liquidity; greater volatility; political instability; restrictions on foreign investment and repatriation of capital; less complete and reliable information about foreign companies; reduced government supervision of some foreign securities markets; lower responsiveness of foreign management to shareholder concerns; economic issues or developments in foreign countries; fluctuation in exchange rates of foreign currencies and risks of devaluation; imposition of foreign withholding and other taxes; dependence of emerging market companies upon commodities which may be subject to economic cycles; and emerging market risk such as limited trading volume, expropriation, devaluation or other adverse political or social developments.

To the extent portfolio securities are issued by foreign issuers or denominated in foreign currencies, the Fund’s investment performance is affected by the strength or weakness of the U.S. dollar against these currencies.

Emerging Market Risk. The Fund invests primarily in emerging markets and therefore, the risks described above for foreign securities are typically increased. Investments in securities of issuers located in such countries are speculative and subject to certain special risks. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the Fund’s investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Small- and Medium-Sized Company Risk. The Fund invests in companies that are smaller, less established, with less liquid markets for their stock, and therefore may be riskier investments. While small- and medium-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small- and medium-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of small- and medium-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. The value of securities of smaller, less well known issuers can be more volatile than that of larger issuers.

Short Sale Risk. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales may also cause the Fund to have higher expenses than those of other funds.

Options Risk. There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives because of market behavior or unexpected events. The Fund’s ability to utilize options successfully will depend on the ability of the Fund’s investment adviser to forecast certain market movements, which cannot be assured. Options may be volatile and there can be no assurance that a liquid secondary market will exist for a particular option at any particular time, even though the contract is traded on an exchange.

Nondiversification. Because the Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers, it may be subject to greater risks and larger losses than diversified funds. The value of the Fund may vary more as a result of changes in the financial condition or the market’s assessment of the issuers than a more diversified fund.

Allocation Risk. The Fund’s overall risk level will depend on the countries and market sectors in which the Fund is invested. Because the Fund may have significant weightings in a particular company, country, industry or market sector, the value of Fund shares may be affected by events that adversely affect that company, country, industry or market sector and may fluctuate more than that of a less focused fund.

High Rates of Turnover. It is anticipated that the Fund will experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes. To the extent the Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by the Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Manager Risk. How the Fund’s investment adviser manages the Fund will impact the Fund’s performance. The Fund may lose money if the investment adviser’s investment strategy does not achieve the Fund’s objective or the investment adviser does not implement the strategy successfully.

Performance

The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available by visiting www.driehaus.com or by calling 1-800-560-6111.

The performance shown below includes the performance of the Driehaus Emerging Markets Small Cap Growth Fund, L.P. (the “Predecessor Limited Partnership”), the Fund’s predecessor, for the periods before the Fund’s registration statement became effective. The Predecessor Limited Partnership was managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Predecessor Limited Partnership was established on December 1, 2008, and the Fund succeeded to the Predecessor Limited Partnership’s assets on August 22, 2011. The Predecessor Limited Partnership was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Predecessor Limited Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Predecessor Limited Partnership’s performance has been restated to reflect estimated expenses of the Fund. After-tax performance returns are not included for the Predecessor Limited Partnership. The Predecessor Limited Partnership was not a regulated investment company and therefore did not distribute current or accumulated earnings and profits.

Annual Returns for the years ended December 31

During the periods shown in the bar chart, the highest return for a quarter was 35.39% (quarter ended 6/30/09) and the lowest return for a quarter was –17.13% (quarter ended 9/30/11).

	Including Predecessor Limited Partnership
Average Annual Total Returns as of December 31, 2011	1 Year	Since Inception (12/1/2008-12/31/2011)
Driehaus Emerging Markets Small Cap Growth Fund
Return Before Taxes	–14.29%	21.30%
Return After Taxes on Distributions	N/A	N/A
Return After Taxes on Distributions and Sale of Fund Shares	N/A	N/A
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	–18.17%	22.76%
MSCI Emerging Markets Small Cap Index (reflects no deduction for fees, expenses or taxes)	–26.96%	30.10%

Portfolio Management

Investment Adviser

Driehaus Capital Management LLC (“DCM”)

Portfolio Managers

Chad Cleaver, Portfolio Manager of DCM Lead Portfolio Manager of the Fund since 8/11	Howard Schwab, Portfolio Manager of DCM Co-Portfolio Manager of the Fund since 8/11

Purchase and Sale of Fund Shares

Minimum Initial Investment	Minimum Subsequent Investment	Minimum Initial IRA Investment	Minimum Subsequent IRA Investment	Minimum Automatic Investment Plan (Monthly)	Minimum Automatic Investment Plan (Quarterly)
$10,000	$2,000	$2,000	$500	$100	$300

In general, you can buy or sell shares of the Fund by mail at Driehaus Mutual Funds, P.O. Box 9817, Providence, RI 02940, for regular mail or Driehaus Mutual Funds, 4400 Computer Dr., Westborough, MA 01581-1722, for overnight delivery or by phone at 1-800-560-6111 on any business day. You may also buy and sell shares through a financial professional.

Tax Information

The Fund’s distributions may be taxable as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Driehaus International Small Cap Growth Fund

Ticker DRIOX

Investment Objective

Driehaus International Small Cap Growth Fund seeks to maximize capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge Imposed on Purchases	None
Maximum Deferred Sales Charge	None
Maximum Sales Charge Imposed on Reinvested Dividends	None
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	2.00%
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.50%
Other Expenses	0.23%

Total Annual Fund Operating Expenses	1.73%

Expense Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$176	$545	$939	$2,041

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 311% of the average value of its portfolio.

Principal Investment Strategy

The Fund uses a growth style of investment in equity securities, including common and preferred stocks, American Depositary Receipts and Global Depositary Receipts, and under normal market conditions, invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the equity securities of non-U.S. “small cap companies,” which the investment adviser currently considers to be companies located in the same countries and within the same market capitalization range at the time of investment as those included in the MSCI All Country World ex USA Small Cap Growth Index, which as of the date of this Prospectus is generally less than $2.5 billion. The Fund seeks to be opportunistic in pursuing companies that meet its criteria regardless of geographic location and, therefore, at certain times, the Fund could have sizeable positions in either developed countries or emerging markets. In addition, while the Fund will invest primarily in the equity securities of non-U.S. companies, the Fund may also from time to time invest up to a maximum of 20% of its assets in the equity securities of U.S. companies. The Fund may invest in companies with limited operating histories. The Fund will invest in a relatively low number of issuers, making it a nondiversified fund. The Fund frequently and actively trades its portfolio securities. Investment decisions for the Fund’s growth style of investing are based on the determination that a company’s revenue and earnings growth can materially exceed market expectations and that the security is at an attractive entry point. This decision involves evaluating fundamental factors, including the company’s business model, the competitive landscape, upcoming product introductions and recent and projected financial metrics. The decision is also based on the evaluation of technical or market factors, including price and volume trends, relative strength and institutional interest. To a lesser extent, the Fund’s investment adviser also utilizes macroeconomic or country-specific analyses to evaluate the sustainability of a company’s growth rate. The Fund sells holdings for a variety of reasons, including the deterioration of the earnings profile, the violation of specific technical thresholds, to shift into securities with more compelling risk/reward characteristics or to alter sector exposure.

Principal Risks

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Fund is intended for long-term investors who can accept the risks involved in investing in foreign securities. Of course, there can be no assurance that the Fund will achieve its objective. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund:

Market Risk. The Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund’s shares.

Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market.

Foreign Securities and Currencies Risk. The Fund invests in foreign securities. Investing outside the U.S. involves different risks than domestic investments. The following risks may be associated with foreign investments: less liquidity; greater volatility; political instability; restrictions on foreign investment and repatriation of capital; less complete and reliable information about foreign companies; reduced government supervision of some foreign securities markets; lower responsiveness of foreign management to shareholder concerns; economic issues or developments in foreign countries; fluctuation in exchange rates of foreign currencies and risks of devaluation; imposition of foreign withholding and other taxes; dependence of emerging market companies upon commodities which may be subject to economic cycles; and emerging market risk such as limited trading volume, expropriation, devaluation or other adverse political or social developments.

To the extent portfolio securities are issued by foreign issuers or denominated in foreign currencies, the Fund’s investment performance is affected by the strength or weakness of the U.S. dollar against these currencies.

Emerging Market Risk. The Fund invests in emerging markets and therefore, the risks described above for foreign securities are typically increased. Investments in securities of issuers located in such countries are speculative and subject to certain special risks. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the Fund’s investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Small-Sized Company Risk. The Fund invests in companies that are smaller, less established, with less liquid markets for their stock, and therefore may be riskier investments. While small-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of small-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. The value of securities of smaller, less well known issuers can be more volatile than that of larger issuers.

Nondiversification. Because the Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers, it may be subject to greater risks and larger losses than diversified funds. The value of the Fund may vary more as a result of changes in the financial condition or the market’s assessment of the issuers than a more diversified fund.

Allocation Risk. The Fund’s overall risk level will depend on the countries and market sectors in which the Fund is invested. Because the Fund may have significant weightings in a particular company, country, industry or market sector, the value of Fund shares may be affected by events that adversely affect that company, country, industry or market sector and may fluctuate more than that of a less focused fund.

High Rates of Turnover. It is anticipated that the Fund will experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

Manager Risk. How the Fund’s investment adviser manages the Fund will impact the Fund’s performance. The Fund may lose money if the investment adviser’s investment strategy does not achieve the Fund’s objective or the investment adviser does not implement the strategy successfully.

Performance

The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available by visiting www.driehaus.com or by calling 1-800-560-6111.

The Fund’s performance shown below includes the performance of the Driehaus International Opportunities Fund, L.P. (the “Predecessor Limited Partnership”), the Fund’s predecessor, for the periods before the Fund’s registration statement became effective. The Predecessor Limited Partnership was managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Predecessor Limited Partnership was established on August 1, 2002 and the Fund succeeded to the Predecessor Limited Partnership’s assets on September 17, 2007. The Predecessor Limited Partnership was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Predecessor Limited Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Predecessor Limited Partnership’s performance has been restated to reflect estimated expenses of the Fund. After-tax performance returns are not included for the Predecessor Limited Partnership. The Predecessor Limited Partnership was not a regulated investment company and therefore did not distribute current or accumulated earnings and profits.

Annual Returns for the years ended December 31

During the periods shown in the bar chart, the highest return for a quarter was 32.23% (quarter ended 6/30/03) and the lowest return for a quarter was –29.85% (quarter ended 9/30/08).

	Fund Only		Including Predecessor Limited Partnership
Average Annual Total Returns as of December 31, 2011	1 Year	Since Inception (9/17/07-12/31/11)	5 Years	Since Inception (8/1/02-12/31/11)
Driehaus International Small Cap Growth Fund
Return Before Taxes	–11.39%	–0.61%	4.01%	18.26%
Return After Taxes on Distributions	–11.46%	–1.56%	N/A	N/A
Return After Taxes on Distributions and Sale of Fund Shares	–7.30%	–1.04%	N/A	N/A
MSCI World ex USA Small Cap Index (reflects no deduction for fees, expenses or taxes)	–15.50%	–0.82%	–2.86%	10.28%
MSCI All Country World ex USA Small Cap Growth Index (reflects no deduction for fees, expenses or taxes)	–17.65%	–0.04%	–1.79%	10.40%

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Portfolio Management

Investment Adviser

Driehaus Capital Management LLC (“DCM”)

Portfolio Managers

David Mouser Portfolio Manager of DCM Lead Portfolio Manager of the Fund since 9/07	Howard Schwab Portfolio Manager of DCM Co-Portfolio Manager of the Fund since 9/07	Ryan Carpenter Portfolio Manager of DCM Assistant Portfolio Manager of the Fund since 5/10

Purchase and Sale of Fund Shares

The Fund is closed to new investors. For additional information, please see “Shareholder Information — General Purchase Information.”

Minimum Initial Investment	Minimum Subsequent Investment	Minimum Initial IRA Investment	Minimum Subsequent IRA Investment	Minimum Automatic Investment Plan (Monthly)	Minimum Automatic Investment Plan (Quarterly)
$10,000	$2,000	$2,000	$500	$100	$300

In general, you can buy or sell shares of the Fund by mail at Driehaus Mutual Funds, P.O. Box 9817, Providence, RI 02940, for regular mail or Driehaus Mutual Funds, 4400 Computer Drive, Westborough, MA 01581-1722, for overnight delivery or by phone at 1-800-560-6111 on any business day. You may also buy and sell shares through a financial professional.

Tax Information

The Fund’s distributions may be taxable as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Driehaus Global Growth Fund

Ticker DRGGX

Investment Objective

Driehaus Global Growth Fund seeks to maximize capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge Imposed on Purchases	None
Maximum Deferred Sales Charge	None
Maximum Sales Charge Imposed on Reinvested Dividends	None
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	2.00%
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.25%
Other Expenses	0.63%

Total Annual Fund Operating Expenses	1.88%

Expense Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$191	$591	$1,016	$2,201

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 142% of the average value of its portfolio.

Principal Investment Strategy

The Fund uses a growth style of investment in equity securities and under normal market conditions, the Fund primarily invests in common stocks and other equity securities, including preferred stocks, American Depositary Receipts and Global Depositary Receipts, both within and outside the U.S., whose market capitalization is greater than $1.0 billion at the time of investment, although the Fund may invest in companies with lower market capitalizations if market conditions suggest doing so will help the Fund achieve its objective. Under normal conditions, the Fund will invest significantly (at least 40%, unless market conditions are not deemed favorable by the Fund’s investment adviser, in which case the Fund will invest at least 30%) in companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S. The Fund seeks to be opportunistic in pursuing companies that meet its criteria regardless of geographic location and, therefore, at certain times, the Fund could have sizeable positions in either developed countries or emerging markets. The Fund does not invest more than 35% of its assets at market value at the time of purchase in companies from any single country other than the U.S. The Fund may invest a substantial portion of its assets in emerging markets from time to time. The Fund may invest in companies with limited operating histories. The Fund will invest in a relatively low number of issuers, making it a nondiversified fund. The Fund frequently and actively trades its portfolio securities. Investment decisions for the Fund’s growth style of investing are based on the determination that a company’s revenue and earnings growth can materially exceed market expectations and that the security is at an attractive entry point. This decision involves evaluating fundamental factors, including the company’s business model, the competitive landscape, upcoming product introductions and recent and projected financial metrics. The decision is also based on the evaluation of technical or market factors, including price and volume trends, relative strength and institutional interest. To a lesser extent, the Fund’s investment adviser also utilizes macroeconomic or country-specific analyses to evaluate the sustainability of a company’s growth rate. The Fund sells holdings for a variety of reasons, including the deterioration of the earnings profile, the violation of specific technical thresholds, to shift into securities with more compelling risk/reward characteristics or to alter sector exposure.

Principal Risks

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Fund is intended for long-term investors who can accept the risks involved in investing in foreign securities. Of course, there can be no assurance that the Fund will achieve its objective. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund:

Market Risk. The Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund’s shares.

Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market.

Foreign Securities and Currencies Risk. The Fund invests in foreign securities. Investing outside the U.S. involves different risks than domestic investments. The following risks may be associated with foreign investments: less liquidity; greater volatility; political instability; restrictions on foreign investment and repatriation of capital; less complete and reliable information about foreign companies; reduced government supervision of some foreign securities markets; lower responsiveness of foreign management to shareholder concerns; economic issues or developments in foreign countries; fluctuation in exchange rates of foreign currencies and risks of devaluation; imposition of foreign withholding and other taxes; dependence of emerging market companies upon commodities which may be subject to economic cycles; and emerging market risk such as limited trading volume, expropriation, devaluation or other adverse political or social developments.

To the extent portfolio securities are issued by foreign issuers or denominated in foreign currencies, the Fund’s investment performance is affected by the strength or weakness of the U.S. dollar against these currencies.

Emerging Market Risk. The Fund invests in emerging markets and therefore, the risks described above for foreign securities are typically increased. Investments in securities of issuers located in such countries are speculative and subject to certain special risks. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the Fund’s investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Small- and Medium-Sized Company Risk. The Fund invests in companies that are smaller, less established, with less liquid markets for their stock, and therefore may be riskier investments. While small- and medium-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small- and medium-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of small- and medium-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. The value of securities of smaller, less well known issuers can be more volatile than that of larger issuers.

Nondiversification. Because the Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers, it may be subject to greater risks and larger losses than diversified funds. The value of the Fund may vary more as a result of changes in the financial condition or the market’s assessment of the issuers than a more diversified fund.

Allocation Risk. The Fund’s overall risk level will depend on the countries and market sectors in which the Fund is invested. Because the Fund may have significant weightings in a particular company, country, industry or market sector, the value of Fund shares may be affected by events that adversely affect that company, country, industry or market sector and may fluctuate more than that of a less focused fund.

High Rates of Turnover. It is anticipated that the Fund will experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

Manager Risk. How the Fund’s investment adviser manages the Fund will impact the Fund’s performance. The Fund may lose money if the investment adviser’s investment strategy does not achieve the Fund’s objective or the investment adviser does not implement the strategy successfully.

Performance

The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available by visiting www.driehaus.com or by calling 1-800-560-6111.

Annual Return for the years ended December 31

During the period shown in the bar chart, the highest return for a quarter was 22.00% (quarter ended 6/30/09) and the lowest return for a quarter was –22.37% (quarter ended 9/30/11).

Average Annual Total Returns as of December 31, 2011	1 Year	Since Inception (5/1/08-12/31/11)
Driehaus Global Growth Fund
Return Before Taxes	–18.15%	–7.90%
Return After Taxes on Distributions	–19.47%	–8.31%
Return After Taxes on Distributions and Sale of Fund Shares	–10.03%	–6.59%
MSCI All Country World Growth Index (reflects no deduction for fees, expenses or taxes)	–7.04%	–3.31%

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Portfolio Management

Investment Adviser

Driehaus Capital Management LLC (“DCM”)

Portfolio Manager

Dan Rea, Director of Research of DCM Portfolio Manager of the Fund since 5/08

Purchase and Sale of Fund Shares

Minimum Initial Investment	Minimum Subsequent Investment	Minimum Initial IRA Investment	Minimum Subsequent IRA Investment	Minimum Automatic Investment Plan (Monthly)	Minimum Automatic Investment Plan (Quarterly)
$10,000	$2,000	$2,000	$500	$100	$300

In general, you can buy or sell shares of the Fund by mail at Driehaus Mutual Funds, P.O. Box 9817, Providence, RI 02940, for regular mail or Driehaus Mutual Funds, 4400 Computer Drive, Westborough, MA 01581-1722, for overnight delivery or by phone at 1-800-560-6111 on any business day. You may also buy and sell shares through a financial professional.

Tax Information

The Fund’s distributions may be taxable as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Driehaus Mid Cap Growth Fund

Ticker DRMGX

Investment Objective

Driehaus Mid Cap Growth Fund seeks to maximize capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge Imposed on Purchases	None
Maximum Deferred Sales Charge	None
Maximum Sales Charge Imposed on Reinvested Dividends	None
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	2.00%
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.00%
Other Expenses	0.95%

Total Annual Fund Operating Expenses	1.95%
Expense Reimbursement*	(0.20)%

Total Annual Fund Operating Expenses After Expense Reimbursement	1.75%

*    Driehaus Capital Management LLC, the Fund’s investment adviser, has entered into a contractual agreement to cap the Fund’s annual operating expenses at 1.75% of average daily net assets until the earlier of the termination of the investment advisory agreement or April 30, 2015. For a period not to exceed three years from the date on which the waiver or reimbursement was made, and so long as the investment advisory agreement is in place, the investment adviser is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap.

Expense Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense cap reimbursement shown in the Annual Fund Operating Expenses table is only reflected for up to three years in each of the respective periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$178	$551	$994	$2,223

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 193% of the average value of its portfolio.

Principal Investment Strategy

The Fund uses a growth style of investment in equity securities, including common and preferred stocks and American Depositary Receipts, and under normal market conditions, the Fund invests at least 80% of its net assets

(plus the amount of borrowings for investment purposes) in the equity securities of U.S. mid cap companies. For purposes of the Fund, the investment adviser currently considers a company to be a mid cap company if it is within the same market capitalization range at the time of investment as those included in the Russell Midcap Growth Index, which as of the date of this Prospectus has a market capitalization range of approximately $833 million to generally less than $15 billion. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held by the Fund. In addition, while the Fund will invest primarily in the equity securities of U.S. mid capitalization companies, the Fund may also from time to time invest up to a maximum of 20% of its assets in the equity securities of non-U.S. companies that trade in the U.S. or in securities of companies outside the capitalization range of the Russell Midcap Growth Index. The Fund may invest in companies with limited operating histories. The Fund will invest in a relatively low number of issuers, making it a nondiversified fund. The Fund frequently and actively trades its portfolio securities. Investment decisions for the Fund’s growth style of investing are based on the determination that a company’s revenue and earnings growth can materially exceed market expectations and that the security is at an attractive entry point. This decision involves evaluating fundamental factors, including the company’s business model, the competitive landscape, upcoming product introductions and recent and projected financial metrics. The decision is also based on the evaluation of technical or market factors, including price and volume trends, relative strength and institutional interest. To a lesser extent, the Fund’s investment adviser also utilizes macroeconomic or country-specific analyses to evaluate the sustainability of a company’s growth rate. The Fund sells holdings for a variety of reasons, including the deterioration of the earnings profile, the violation of specific technical thresholds, to shift into securities with more compelling risk/reward characteristics or to alter sector exposure.

Principal Risks

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Fund is intended for long-term investors who can accept the risks involved in equity investing. Of course, there can be no assurance that the Fund will achieve its objective. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund:

Market Risk. The Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund’s shares.

Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market.

Medium-Sized Company Risk. Stocks of medium-sized companies tend to be more volatile in price than those of larger companies and may have underperformed the stocks of small and large companies during some periods. In addition, investments in medium-sized companies may be more susceptible to particular economic events or competitive factors than are larger, more broadly diversified companies.

Nondiversification. Because the Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers, it may be subject to greater risks and larger losses than diversified funds. The value of the Fund may vary more as a result of changes in the financial condition or the market’s assessment of the issuers than a more diversified fund.

Allocation Risk. The Fund’s overall risk level will depend on the market sectors in which the Fund is invested. Because the Fund may have significant weightings in a particular company, industry or market sector, the value of Fund shares may be affected by events that adversely affect that company, industry or market sector and may fluctuate more than that of a less focused fund.

High Rates of Turnover. It is anticipated that the Fund will experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

Manager Risk. How the Fund’s investment adviser manages the Fund will impact the Fund’s performance. The Fund may lose money if the investment adviser’s investment strategy does not achieve the Fund’s objective or the investment adviser does not implement the strategy successfully.

Performance

The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available by visiting www.driehaus.com or by calling 1-800-560-6111.

The Fund’s performance shown below includes the performance of the Driehaus Institutional Mid Cap, L.P. (“Institutional Mid Cap Partnership”), one of the Fund’s predecessors, for the periods before the Fund’s registration statement became effective. The Fund commenced operations as a series of Driehaus Mutual Funds on April 27, 2009, when it succeeded to the assets of the Institutional Mid Cap Partnership and the Driehaus Mid Cap Investors, L.P. (together, the “Limited Partnerships”), which were managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The investment portfolios of the Limited Partnerships were identical and therefore had similar performance. The Limited Partnerships were not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus were not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Limited Partnerships had been registered under the 1940 Act, their performance may have been adversely affected. The Institutional Mid Cap Partnership’s performance has been restated to reflect estimated expenses of the Fund. After-tax performance returns are not included for the Institutional Mid Cap Partnership. The Institutional Mid Cap Partnership was not a regulated investment company and therefore did not distribute current or accumulated earnings and profits.

Annual Returns for the years ended December 31

During the periods shown in the bar chart, the highest return for a quarter was 21.52% (quarter ended 6/30/07) and the lowest return for a quarter was –35.56% (quarter ended 12/31/08).

	Fund Only		Including Institutional Mid Cap Partnership
Average Annual Total Returns as of December 31, 2011	1 Year	Since Inception (4/27/09-12/31/11)	5 Years	10 Years
Driehaus Mid Cap Growth Fund
Return Before Taxes	–2.15%	18.63%	5.09%	6.08%
Return After Taxes on Distributions	–3.23%	16.15%	N/A	N/A
Return After Taxes on Distributions and Sale of Fund Shares	–0.27%	15.05%	N/A	N/A
Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	–1.65%	21.11%	2.44%	5.29%

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Portfolio Management

Investment Adviser

Driehaus Capital Management LLC (“DCM”)

Portfolio Managers

Dan Wasiolek, Portfolio Manager of DCM Portfolio Manager of the Fund since 4/09	Michael Schmidt, Assistant Portfolio Manager of DCM Assistant Portfolio Manager of the Fund since 4/09

Purchase and Sale of Fund Shares

Minimum Initial Investment	Minimum Subsequent Investment	Minimum Initial IRA Investment	Minimum Subsequent IRA Investment	Minimum Automatic Investment Plan (Monthly)	Minimum Automatic Investment Plan (Quarterly)
$10,000	$2,000	$2,000	$500	$100	$300

In general, you can buy or sell shares of the Fund by mail at Driehaus Mutual Funds, P.O. Box 9817, Providence, RI 02940, for regular mail or Driehaus Mutual Funds, 4400 Computer Drive, Westborough, MA 01581-1722, for overnight delivery or by phone at 1-800-560-6111 on any business day. You may also buy and sell shares through a financial professional.

Tax Information

The Fund’s distributions may be taxable as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Driehaus Large Cap Growth Fund

Ticker DRLGX

Investment Objective

Driehaus Large Cap Growth Fund seeks to maximize capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge Imposed on Purchases	None
Maximum Deferred Sales Charge	None
Maximum Sales Charge Imposed on Reinvested Dividends	None
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	2.00%
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.90%
Other Expenses	1.06%

Total Annual Fund Operating Expenses	1.96%
Expense Reimbursement*	(0.21)%

Total Annual Fund Operating Expenses After Expense Reimbursement	1.75%

*    Driehaus Capital Management LLC, the Fund’s investment adviser, has entered into a contractual agreement to cap the Fund’s annual operating expenses at 1.75% of average daily net assets until the earlier of the termination of the investment advisory agreement or April 30, 2015. For a period not to exceed three years from the date on which the waiver or reimbursement was made, and so long as the investment advisory agreement is in place, the investment adviser is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap.

Expense Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense cap reimbursement shown in the Annual Fund Operating Expenses table is only reflected for up to three years in each of the respective periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$178	$551	$996	$2,231

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 156% of the average value of its portfolio.

Principal Investment Strategy

The Fund uses a growth style of investment in equity securities, including common and preferred stocks and American Depositary Receipts, and under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the equity securities of U.S. large cap companies. For the purposes of the Fund, the investment adviser currently considers a company to be a large cap company if it is within the same market capitalization range at the time of investment as those included in the Russell 1000 Growth Index, which as of the date of this Prospectus has a market capitalization that is greater than approximately $833 million. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held by the Fund. In addition, while the Fund will invest primarily in the equity securities of U.S. large capitalization companies, the Fund may also from time to time invest up to a maximum of 20% of its assets in the equity securities of non-U.S. companies that trade in the U.S. or in securities of companies outside the capitalization range of the Russell 1000 Growth Index. The Fund will invest in a relatively low number of issuers, making it a nondiversified fund. The Fund frequently and actively trades its portfolio securities. Investment decisions for the Fund’s growth style of investing are based on the determination that a company’s revenue and earnings growth can materially exceed market expectations and that the security is at an attractive entry point. This decision involves evaluating fundamental factors, including the company’s business model, the competitive landscape, upcoming product introductions and recent and projected financial metrics. The decision is also based on the evaluation of technical or market factors, including price and volume trends, relative strength and institutional interest. To a lesser extent, the Fund’s investment adviser also utilizes macroeconomic or country-specific analyses to evaluate the sustainability of a company’s growth rate. The Fund sells holdings for a variety of reasons, including the deterioration of the earnings profile, the violation of specific technical thresholds, to shift into securities with more compelling risk/reward characteristics or to alter sector exposure.

Principal Risks

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Fund is intended for long-term investors who can accept the risks involved in equity investing. Of course, there can be no assurance that the Fund will achieve its objective. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund:

Market Risk. The Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund’s shares.

Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market.

Nondiversification. Because the Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers, it may be subject to greater risks and larger losses than diversified funds. The value of the Fund may vary more as a result of changes in the financial condition or the market’s assessment of the issuers than a more diversified fund.

Allocation Risk. The Fund’s overall risk level will depend on the market sectors in which the Fund is invested. Because the Fund may have significant weightings in a particular company, industry or market sector, the value of Fund shares may be affected by events that adversely affect that company, industry or market sector and may fluctuate more than that of a less focused fund.

High Rates of Turnover. It is anticipated that the Fund will experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

Manager Risk. How the Fund’s investment adviser manages the Fund will impact the Fund’s performance. The Fund may lose money if the investment adviser’s investment strategy does not achieve the Fund’s objective or the investment adviser does not implement the strategy successfully.

Performance

The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available by visiting www.driehaus.com or by calling 1-800-560-6111.

The Fund’s performance shown below includes the performance of the Driehaus Large Cap Growth Fund, L.P. (“Large Cap Partnership”), the Fund’s predecessor, for the periods before the Fund’s registration statement became effective. The Fund commenced operations as a series of Driehaus Mutual Funds on April 27, 2009, when it succeeded to the assets of the Large Cap Partnership, which was managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Large Cap Partnership was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Large Cap Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Large Cap Partnership’s performance has been restated to reflect estimated expenses of the Fund. After-tax performance returns are not included for the Large Cap Partnership. The Large Cap Partnership was not a regulated investment company and therefore did not distribute current or accumulated earnings and profits.

Annual Returns for the years ended December 31

During the periods shown in the bar chart, the highest return for a quarter was 16.58% (quarter ended 9/30/10) and the lowest return for a quarter was –25.30% (quarter ended 12/31/08).

	Fund Only		Including Large Cap Partnership
Average Annual Total Returns as of December 31, 2011	1 Year	Since Inception (4/27/09-12/31/11)	Since Inception (1/1/08-12/31/11)
Driehaus Large Cap Growth Fund
Return Before Taxes	–0.97%	15.73%	–4.34%
Return After Taxes on Distributions	–2.44%	14.46%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	0.77%	13.34%	N/A
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	2.64%	18.69%	0.30%

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Portfolio Management

Investment Adviser

Driehaus Capital Management LLC (“DCM”)

Portfolio Managers

Dan Wasiolek, Portfolio Manager of DCM Portfolio Manager of the Fund since 4/09	Michael Schmidt, Assistant Portfolio Manager of DCM Assistant Portfolio Manager of the Fund since 4/09

Purchase and Sale of Fund Shares

Minimum Initial Investment	Minimum Subsequent Investment	Minimum Initial IRA Investment	Minimum Subsequent IRA Investment	Minimum Automatic Investment Plan (Monthly)	Minimum Automatic Investment Plan (Quarterly)
$10,000	$2,000	$2,000	$500	$100	$300

In general, you can buy or sell shares of the Fund by mail at Driehaus Mutual Funds, P.O. Box 9817, Providence, RI 02940, for regular mail or Driehaus Mutual Funds, 4400 Computer Drive, Westborough, MA 01581-1722, for overnight delivery or by phone at 1-800-560-6111 on any business day. You may also buy and sell shares through a financial professional.

Tax Information

The Fund’s distributions may be taxable as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Additional Information About the Funds

Goal of the Funds

Driehaus International Discovery Fund, Driehaus Emerging Markets Growth Fund, Driehaus Emerging Markets Small Cap Growth Fund, Driehaus International Small Cap Growth Fund, Driehaus Global Growth Fund, Driehaus Mid Cap Growth Fund and Driehaus Large Cap Growth Fund (each a “Fund” and together the “Funds”) strive to increase the value of your investment (capital appreciation). In other words, each Fund tries to buy equity securities with a potential to appreciate in price. Each Fund has its own strategy for achieving this goal with a related risk/return profile but employs common growth techniques. Because stock markets in general, and the individual securities purchased by the Funds, go down in price as well as up, you may lose money by investing in the Funds. The Funds are specialized investment vehicles and should be used as part of your overall investment strategy to diversify your holdings. The Funds are each a series of the Driehaus Mutual Funds (the “Trust”), an open-end management investment company. Please review all the disclosure information carefully.

Who May Want to Invest in the Funds

The Funds may be an appropriate investment if you:

•	Are not looking for current income
•	Are prepared to receive taxable long-term and short-term capital gains
•	Are willing to accept higher short-term risk in exchange for potentially higher long-term returns
•

Can tolerate the increased price volatility, currency fluctuations and other risks associated with growth style investing and, except for Driehaus Mid Cap Growth Fund and Driehaus Large Cap Growth Fund, investing in non-U.S. securities

•	Are investing with long-term goals in mind (such as retirement or funding a child’s education, which may be many years in the future) and, therefore, are willing to hold this investment long term

Investment Adviser

Each Fund is managed by Driehaus Capital Management LLC (the “Adviser”), a registered investment adviser founded in 1982. As of March 31, 2012, the Adviser managed approximately $8.0 billion in assets.

Investment Philosophy

The Adviser believes that, over time, revenue and earnings growth are the primary determinants of equity valuations. Accordingly, the Adviser makes investment decisions for the Funds based on the determination that a company’s revenue and earnings growth can materially exceed market expectations and that the security is at an attractive entry point. The Adviser evaluates the earnings quality of companies to determine whether current earnings might indicate future results. Fundamental factors such as the company’s business model, the competitive landscape, upcoming product introductions and recent and projected financial metrics alert the Adviser to potential investments. The Adviser combines this information with the evaluation of technical or market factors, including price and volume trends, relative strength and institutional interest to reach an overall determination about the attractiveness of specific securities. To a lesser extent, the Adviser also uses macroeconomic or country-specific analyses to evaluate the sustainability of a company’s growth rate. While the Adviser seeks companies that have demonstrated superior earnings growth, the Adviser may also purchase the stock of companies based on the expectation of capital appreciation where there is no demonstrable record of earnings growth or increasing sales. The Adviser considers numerous criteria in evaluating countries for investment and in determining country, regional, sector and industry weightings. Such criteria include the current and prospective earnings growth rates of various economies, interest rate trends, inflation rates, trade balances, operating metrics, upward revenue and earnings-per-share revisions, positive earnings announcement surprises and currency trends. The analysis may also involve considerations specific to a certain sector, industry, country or region of the world. The Adviser sells holdings for a variety of reasons, including the deterioration of the earnings profile, the violation of specific technical thresholds, to shift into securities with more compelling risk/reward characteristics or to alter sector exposure. This investment philosophy results in high portfolio turnover. High portfolio turnover in any year may result in payment by a Fund of above-average amounts of transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains.

Fund Distributions

The Funds intend to pay dividends, if any, at least annually. Such distributions can consist of both ordinary income and any realized capital gains. Unless you are purchasing Fund shares through a tax-exempt or tax-deferred account (such as an IRA), buying Fund shares at a time when the Fund has substantial undistributed income or substantial recognized or unrecognized gains can cost you money in taxes. Contact the Funds for information concerning when distributions will be paid. On a continuing basis, due to high portfolio turnover of the Funds, a greater percentage of capital gains may be paid each year by a Fund with a significant percentage of those capital gains constituting short-term capital gains, which are taxed at ordinary income tax rates for federal income tax purposes. You should consult your tax advisor regarding your tax situation.

Investment Objectives and Principal Investment Strategies

Driehaus International Discovery Fund. The investment objective of the Driehaus International Discovery Fund is to maximize capital appreciation. This investment objective is fundamental and cannot be changed without the approval of shareholders. There are no restrictions on the capitalization of companies whose securities the Fund may buy. There is no maximum limitation on the number of countries in which the Adviser can invest at a given time. There are also no specific limitations on the percentage of assets that may be invested in securities of issuers located in any one country at a given time. The Fund is a nondiversified fund. Current dividend income is not an investment consideration, and dividend income is incidental to the Fund’s overall investment objective. The Fund may also invest in securities of issuers with limited operating histories.

The securities markets of many developing economies are sometimes referred to as “emerging markets.” Although the amount of the Fund’s assets invested in emerging markets will vary over time, it is expected that a substantial portion of the Fund’s assets will be invested in emerging markets. Currently, emerging markets generally include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, Israel and most Western European countries. The Fund is not limited to a specific percentage of assets that may be invested in a single emerging market country (although at all times the Fund must be invested in the assets of at least three countries).

Equity securities include common and preferred stocks, bearer and registered shares, warrants or rights or options that are convertible into common stock, debt securities that are convertible into common stock, depositary receipts for those securities, and other classes of stock that may exist. The Fund may purchase foreign securities in the form of sponsored or unsponsored depositary receipts or other securities representing underlying shares of foreign issuers. The Fund may purchase depositary receipts, rather than invest directly in the underlying shares of a foreign issuer, for liquidity, timing or transaction cost reasons. The Fund may also invest in domestic and foreign investment companies which, in turn, invest primarily in securities which the Fund could hold directly.

The Adviser generally intends to remain fully invested. However, as a temporary defensive measure, the Fund may hold some or all of its assets in cash or cash equivalents in domestic and foreign currencies, invest in domestic and foreign money market securities (including repurchase agreements), purchase short-term debt securities of U.S. or foreign government or corporate issuers, or invest in money market funds which purchase one or more of the foregoing. The Fund may also purchase such securities if the Adviser believes they may be necessary to meet the Fund’s liquidity needs. During periods of time when the Fund is invested defensively, the Fund may not achieve its investment objective.

Driehaus Emerging Markets Growth Fund. The investment objective of the Driehaus Emerging Markets Growth Fund is to maximize capital appreciation. This investment objective is fundamental and cannot be changed without the approval of shareholders. The Fund pursues its objective by investing primarily in the equity securities of emerging market companies. Emerging market companies are (i) companies organized under the laws of an emerging market country or having securities which are traded principally on an exchange or over-the-counter in an emerging market country; or (ii) companies which, regardless of where organized or traded, have a significant amount of assets located in and/or derive a significant amount of their revenues from goods purchased or sold, investments made or services performed in or with emerging market countries. Currently, emerging markets include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, Israel and most Western European countries. Under normal market conditions, at least 80% of the Fund’s net assets (plus the amount of borrowings for investment purposes) will be invested in the equity securities of emerging markets companies. The Fund will provide shareholders 60 days’ prior written notice of a change in the Fund’s non-fundamental policy of investing at least 80% of its net assets in emerging markets companies. There are also no specific limitations on the percentage of assets that may be invested in securities of issuers located in any one country at a given time; the Fund may invest significant assets in any single emerging market country. The Fund is a nondiversified fund. Current dividend income is not an investment consideration and dividend income is incidental to the Fund’s overall investment objective. The Fund may also invest in securities of issuers that have limited operating histories.

Equity securities include common and preferred stocks, bearer and registered shares, warrants or rights or options that are convertible into common stock, debt securities that are convertible into common stock, depositary receipts for those securities, and other classes of stock that may exist. The Fund may purchase foreign securities in the form of sponsored or unsponsored depositary receipts or other securities representing underlying shares of foreign issuers. The Fund may purchase depositary receipts, rather than invest directly in the underlying shares of a foreign issuer, for liquidity, timing or transaction cost reasons. The Fund may also invest in domestic and foreign investment companies which, in turn, invest primarily in securities which the Fund could hold directly.

The Adviser generally intends to remain fully invested. However, as a temporary defensive measure, the Fund may hold some or all of its assets in cash or cash equivalents in domestic and foreign currencies, invest in domestic and foreign money market securities (including repurchase agreements), purchase short-term debt securities of U.S. or foreign government or corporate issuers, or invest in money market funds which purchase one or more of the foregoing. The Fund may also purchase such securities if the Adviser believes they may be necessary to meet the Fund’s liquidity needs. During periods of time when the Fund is not fully invested, the Fund may not achieve its investment objective.

Driehaus Emerging Markets Small Cap Growth Fund. The investment objective of the Fund is to maximize capital appreciation. This investment objective is fundamental and cannot be changed without the approval of shareholders. The Fund pursues its objective by investing primarily in the equity securities of small capitalization emerging markets companies. Under normal market conditions, at least 80% of the Fund’s net assets (plus the amount of borrowings for investment purposes) will be invested in the equity securities of small capitalization emerging markets companies, which the Adviser currently considers to be companies within the same market capitalization range at time of investment as those included in the MSCI Emerging Markets Small Cap Index, which as of the date of this Prospectus is generally less than $2.5 billion. The Fund will provide shareholders 60 days’ prior written notice of a change in the Fund’s non-fundamental policy of investing at least 80% of its net assets in small cap emerging markets companies. The Fund’s investments in options on emerging markets company stocks and emerging markets ETFs will be counted toward its policy to invest at least 80% of its net assets in small cap emerging markets companies under normal market conditions. In addition, securities of companies whose market capitalization no longer meets this definition after purchase many continue to be held by the Fund. The Fund may invest in companies with higher market capitalizations if market conditions suggest doing so will help the Fund achieve its objective. Emerging markets companies are (i) companies organized under the laws of an emerging market country or having securities which are traded principally on an exchange or over-the-counter in an emerging market country; or (ii) companies which, regardless of where organized or traded, have a significant amount of assets located in and/or derive a significant amount of their revenues from goods purchased or sold, investments made or services performed in or with emerging market countries. Currently, emerging markets include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, Israel and most Western European countries. There are also no specific limitations on the percentage of assets that may be invested in securities of issuers located in any one country at a given time; the Fund may invest significant assets in any single emerging market country. The Fund will invest in a relatively low number of issuers, making it a nondiversified fund. Current dividend income is not an investment consideration and dividend income is incidental to the Fund’s overall investment objective. The Fund may also invest in securities of issuers that have limited operating histories.

Equity securities include common and preferred stocks, American Depositary Receipts (“ADR”), Global Depositary Receipts (“GDR”), equity-convertible securities such as warrants, rights, or options, and other classes of stock that may exist. The Fund may purchase foreign securities in the form of sponsored or unsponsored depositary receipts or other securities representing underlying shares of foreign issuers. The Fund may purchase ADRs or GDRs, rather than invest directly in the underlying shares of a foreign issuer, for liquidity, timing or transaction cost reasons.

The Fund may engage in short sale transactions and options transactions, primarily as a means to hedge a portion of the Fund’s long portfolio, when the Adviser believes that an issuer, sector, geographic region, currency or any combination thereof is weakening. The Adviser intends to utilize short sales in order to mitigate the downside risk of the Fund’s long positions while increasing the upside potential of any short sale. However, the Fund may also engage in short selling and options transactions for speculative purposes, in anticipation of profiting from a decline in the market value of a security. The hedging techniques employed by the Fund typically will be passive in nature, which means that the Fund will typically invest in a basket of securities or currencies of a country or region generally in the form of an index, rather than invest directly in individual securities.

The Adviser generally intends to remain fully invested. However, as a temporary defensive measure, the Fund may hold some or all of its assets in cash or cash equivalents in domestic and foreign currencies, invest in domestic and foreign money market securities (including repurchase agreements), purchase short-term debt securities of U.S. or foreign government or corporate issuers, or invest in money market funds which purchase one or more of the foregoing. The Fund may also purchase such securities if the Adviser believes they may be necessary to meet the Fund’s liquidity needs. During periods of time when the Fund is not fully invested, the Fund may not achieve its investment objective.

Driehaus International Small Cap Growth Fund. The investment objective of the Driehaus International Small Cap Growth Fund is to maximize capital appreciation. This investment objective is fundamental and cannot be changed without the approval of shareholders. The Fund invests primarily in equity securities of smaller capitalization non-U.S. companies exhibiting strong growth characteristics. Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the equity securities of non-U.S. “small cap companies,” which the Adviser currently considers to be companies located in the same countries and within the same market capitalization range at the time of investment as those included in the MSCI All Country World ex USA Small Cap Growth Index, which as of the date of this Prospectus is generally less than $2.5 billion. The Fund will provide shareholders 60 days’ prior written notice of a change in the Fund’s non-fundamental policy of investing at least 80% of its net assets in the equity securities of non-U.S. small cap companies. In some countries, a small company by U.S. standards might rank among the largest in that country in terms of capitalization. The capitalization parameter is subject to change as the relative market capitalization of small cap issuers change over time. There is no maximum limit on the number of companies in which the Adviser can invest at a given time. There is no specific limitation on the percentages of assets that may be invested in securities of issuers located in any one country at any given time. The Fund is a nondiversified fund. At certain times, the Fund could have sizeable positions in either developed countries or emerging markets. In addition, while the Fund will invest primarily in the equity securities of non-U.S. companies, the Fund may also from time to time invest up to a maximum of 20% of its assets in the equity securities of U.S. companies. Many, but not all, of these companies will be U.S. companies that have a significant amount of assets located in and/or derive a significant amount of their revenue from goods purchased or sold, investments made, or services performed in or with non-U.S. countries. The Fund may also invest in securities of issuers with limited operating histories.

The securities markets of many developing economies are sometimes referred to as “emerging markets.” The amount of the Fund’s assets invested in emerging markets will vary over time and could be substantial. Currently, emerging markets generally include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, Israel and most Western European countries. The Fund is not limited to a specific percentage of assets that may be invested in a single emerging market country, although at all times the Fund must be invested in at least three countries (not limited to emerging markets countries).

Equity securities include common and preferred stocks, bearer and registered shares, warrants or rights or options that are convertible into common stock, debt securities that are convertible into common stock, depositary receipts for those securities, and other classes of stock that may exist. The Fund may purchase foreign securities in the form of sponsored or un-sponsored depositary receipts or other securities representing underlying shares of foreign issuers. The Fund may purchase depositary receipts, rather than invest directly in the underlying shares of a foreign issuer, for liquidity, timing or transaction cost reasons. The Fund may also invest in domestic and foreign investment companies which, in turn, invest primarily in securities which the Fund could hold directly.

The Adviser generally intends to remain fully invested. However, as a temporary defensive measure, the Fund may hold some or all of its assets in cash or cash equivalents in domestic and foreign currencies, invest in domestic and foreign money market securities (including repurchase agreements), purchase short-term debt securities of U.S. or foreign government or corporate issuers, or invest in money market funds which purchase one or more of the foregoing. The Fund may also purchase such securities if the Adviser believes they may be necessary to meet the Fund’s liquidity needs. During periods of time when the Fund is invested defensively, the Fund may not achieve its investment objective.

Driehaus Global Growth Fund. The investment objective of the Driehaus Global Growth Fund is to maximize capital appreciation. This investment objective is fundamental and cannot be changed without the approval of shareholders. The Fund invests primarily in equity securities of both U.S. and non-U.S. companies exhibiting strong growth characteristics. Under normal market conditions, the Fund primarily invests in common stocks and other equity securities, including preferred stocks, both within and outside the U.S., whose market capitalization is greater than $1.0 billion at the time of investment, although the Fund may invest in companies with lower market capitalization if market conditions suggest that doing so will help the Fund achieve its objective. There is no maximum limit on the number of companies in which the Adviser can invest at a given time. The Fund is a nondiversified fund. The Fund seeks to be opportunistic in pursuing companies that meet its criteria regardless of geographic location and, therefore, at certain times, the Fund could have sizeable positions in either developed countries or emerging markets. The Fund does not invest more than 35% of its assets at market value at the time of purchase in companies from any single country other than the U.S. The Fund may invest in companies with limited operating histories. Under normal conditions, the Fund will invest significantly (at least 40%, unless market conditions are not deemed favorable by the Adviser, in which case the Fund would invest at least 30%) in companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S. The Fund considers a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. as doing a substantial amount of business outside the U.S. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries).

The securities markets of many developing economies are sometimes referred to as “emerging markets.” The amount of the Fund’s assets invested in emerging markets will vary over time and could be substantial. Currently, emerging markets generally include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, Israel and most Western European countries. The Fund is not limited to a specific percentage of assets that may be invested in a single emerging market country, although at all times the Fund must be invested in at least three countries (not limited to emerging markets countries).

Equity securities include common and preferred stocks, bearer and registered shares, warrants or rights or options that are convertible into common stock, debt securities that are convertible into common stock, depositary receipts for those securities, and other classes of stock that may exist. The Fund may purchase foreign securities in the form of sponsored or un-sponsored depositary receipts or other securities representing underlying shares of foreign issuers. The Fund may purchase depositary receipts, rather than invest directly in the underlying shares of a foreign issuer, for liquidity, timing or transaction cost reasons. The Fund may also invest in domestic and foreign investment companies which, in turn, invest primarily in securities which the Fund could hold directly.

The Adviser generally intends to remain fully invested. However, as a temporary defensive measure, the Fund may hold some or all of its assets in cash or cash equivalents in domestic and foreign currencies, invest in domestic and foreign money market securities (including repurchase agreements), purchase short-term debt securities of U.S. or foreign government or corporate issuers, or invest in money market funds which purchase one or more of the foregoing. The Fund may also purchase such securities if the Adviser believes they may be necessary to meet the Fund’s liquidity needs. During periods of time when the Fund is invested defensively, the Fund may not achieve its investment objective.

Driehaus Mid Cap Growth Fund. The Driehaus Mid Cap Growth Fund seeks to maximize capital appreciation. This investment objective is fundamental and cannot be changed without the approval of shareholders. The Fund invests primarily in equity securities of mid capitalization U.S. companies exhibiting strong growth characteristics. Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the equity securities of U.S. mid cap companies. The Fund will provide shareholders 60 days’ prior written notice of a change in the Fund’s non-fundamental policy of investing at least 80% of its net assets in the equity securities of U.S. mid cap companies. For purposes of the Fund, the Adviser currently considers a company to be a mid cap company if it is within the same market capitalization range at the time of investment as those included in the Russell Midcap Growth Index, which as of the date of this Prospectus has a market capitalization range of approximately $833 million to generally less than $15 billion. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held by the Fund. The Fund is a nondiversified fund. Current dividend income is not an investment consideration, and dividend income is incidental to the Fund’s overall investment objective. The Fund may also invest in securities of issuers with limited operating histories.

Equity securities include common and preferred stocks, bearer and registered shares, warrants or rights or options that are convertible into common stock, debt securities that are convertible into common stock, depositary receipts for those securities, and other classes of stock that may exist. The Fund may invest in cash, money market mutual funds or similar cash equivalents. While the Fund will invest primarily in the securities of U.S. companies, the Fund may also invest in American Depositary Receipts and American Depositary Shares, but generally in an amount no greater than 20% of the assets of the Fund (measured as of the date of investment).

The Adviser generally intends to remain fully invested. However, as a temporary defensive measure, the Fund may hold some or all of its assets in cash, money market mutual funds or similar cash equivalents. The Fund may also purchase such securities if the Adviser believes they may be necessary to meet the Fund’s liquidity needs. During periods of time when the Fund is invested defensively, the Fund may not achieve its investment objective.

Driehaus Large Cap Growth Fund. The Driehaus Large Cap Growth Fund seeks to maximize capital appreciation. This investment objective is fundamental and cannot be changed without the approval of shareholders. The Fund invests primarily in equity securities of large capitalization U.S. companies exhibiting strong growth characteristics. Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the equity securities of U.S. large cap companies. The Fund will provide shareholders 60 days’ prior written notice of a change in the Fund’s non-fundamental policy of investing at least 80% of its net assets in the equity securities of U.S. large cap companies. For purposes of the Fund, the Adviser currently considers a company to be a large cap company if it is within the same market capitalization range at the time of investment as those included in the Russell 1000 Growth Index, which as of the date of this Prospectus has a market capitalization that is greater than approximately $833 million. Securities of companies whose market capitalization no longer meet this definition after purchase may continue to be held by the Fund. The Fund is a nondiversified fund. Current dividend income is not an investment consideration, and dividend income is incidental to the Fund’s overall investment objective.

Equity securities include common and preferred stocks, bearer and registered shares, warrants or rights or options that are convertible into common stock, debt securities that are convertible into common stock, depositary receipts for those securities, and other classes of stock that may exist. The Fund may invest in cash, money market mutual funds or similar cash equivalents. While the Fund will invest primarily in the securities of U.S. companies, the Fund may also invest in American Depositary Receipts and American Depositary Shares, but generally in an amount no greater than 20% of the assets of the Fund (measured as of the date of investment).

The Adviser generally intends to remain fully invested. However, as a temporary defensive measure, the Fund may hold some or all of its assets in cash, money market mutual funds or similar cash equivalents. The Fund may also purchase such securities if the Adviser believes they may be necessary to meet the Fund’s liquidity needs. During periods of time when the Fund is invested defensively, the Fund may not achieve its investment objective.

Principal Risks

This section contains greater detail on the risks an investor would face as a shareholder in the Funds based on the Funds’ investment objectives and strategies.

Market Risk. Each Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of each Fund’s shares.

Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to a Fund. Growth stock prices also tend to be more volatile than the overall market.

Foreign Securities and Currencies Risk. The Driehaus International Discovery Fund, Driehaus Emerging Markets Growth Fund, Driehaus Emerging Markets Small Cap Growth Fund, Driehaus International Small Cap Growth Fund and Driehaus Global Growth Fund may invest in foreign securities. Investing outside the U.S. involves different risks than domestic investments. The Adviser believes that it may be possible to obtain significant returns from a Fund’s portfolio of foreign investments and to achieve increased diversification in comparison to a personal investment portfolio invested solely in U.S. securities. An investor may gain increased diversification by adding securities from various foreign countries (i) which offer different investment opportunities, (ii) that generally are affected by different economic trends, and (iii) whose stock markets do not generally move in a manner parallel to U.S. markets. At the same time, these opportunities and trends involve risks that may not be encountered in U.S. investments.

Investors should understand and consider carefully the greater risks involved in foreign investing. Investing in foreign securities – positions which are generally denominated in foreign currencies – and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulations or currency restrictions that would prevent cash from being brought back to the U.S.; less public information with respect to issuers of securities; less government supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the U.S.; possible imposition of foreign taxes; possible investment in the securities of companies in developing as well as developed countries; the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions and other adverse political, social or diplomatic developments that could affect investment in these nations; sometimes less advantageous legal, operational and financial protections applicable to foreign subcustodial arrangements; and the historical lower level of responsiveness of foreign management to shareholder concerns (such as dividends and return on investment).

The Driehaus Mid Cap Growth Fund and Driehaus Large Cap Growth Fund may invest in U.S. dollar-denominated securities of foreign issuers traded in the U.S. Such investments increase a portfolio’s diversification and may enhance return, but they may also involve additional risk, including market, political and regulatory risk.

To the extent portfolio securities are issued by foreign issuers or denominated in foreign currencies, a Fund’s investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall.

Emerging Market Risks. The Driehaus Emerging Markets Growth Fund and Driehaus Emerging Markets Small Cap Growth Fund invest primarily in emerging markets. The Driehaus International Discovery Fund, Driehaus International Small Cap Growth Fund and Driehaus Global Growth Fund may also invest a substantial portion of their assets in emerging market securities. The risks described above for foreign securities, including the risks of nationalization and expropriation of assets, are typically increased to the extent that a Fund invests in issuers located in less developed and developing nations. These securities markets are sometimes referred to as “emerging markets.” Investments in securities of issuers located in such countries are speculative and subject to certain special risks. The political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic characteristics of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. Some countries have inhibited the conversion of their currency to another. The currencies of certain emerging market countries have experienced devaluation relative to the U.S. dollar, and future devaluations may adversely affect the value of a Fund’s assets denominated in such currencies. There is some risk of currency contagion; the devaluation of one currency leading to the devaluation of another. As one country’s currency experiences “stress,” there is concern that the “stress” may spread to another currency. Many emerging markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Continued inflation may adversely affect the economies and securities markets of such countries. In addition, unanticipated political or social developments may affect the value of a Fund’s investments in these countries and the availability to the Fund of additional investments in these countries. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make a Fund’s investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers. Based upon the apparent correlation between commodity cycles and a country’s securities markets, additional risk may exist.

Small- and Medium-Sized Company Risk. The Funds, except for Driehaus Large Cap Growth Fund, invest in companies that are smaller, less established, with less liquid markets for their stock, and therefore may be riskier investments. While small- and medium-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small- and medium-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of small- and medium-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. The value of securities of smaller, less well known issuers can be more volatile than that of larger issuers.

Nondiversification. Because each Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers, they may be subject to greater risks and larger losses than diversified funds. The value of each Fund may vary more as a result of changes in the financial condition or the market’s assessment of the issuers than a more diversified fund.

Allocation Risk. A Fund’s overall risk level will depend on the countries and market sectors in which the Fund is invested. Because a Fund may have significant weightings in a particular company, country, industry or market sector, the value of Fund shares may be affected by events that adversely affect that company, country, industry or market sector and may fluctuate more than that of a less focused fund.

Portfolio Turnover. A Fund’s annual turnover rate indicates changes in its portfolio investments. The Adviser will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with the Fund’s investment objective and policies. It is anticipated that the Funds will each experience high rates of portfolio turnover. High portfolio turnover in any year will result in payment by a Fund of above-average amounts of transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes. Under normal market conditions, only securities that increase in value shortly after purchase and that generally continue to increase in value (although they may experience temporary stagnant or declining periods) will be retained by the Funds. Securities sold by a Fund may be purchased again at a later date if the Adviser perceives that the securities are again “timely.” In addition, portfolio adjustments will be made when conditions affecting relevant markets, particular industries or individual issues warrant such action. In light of these factors and the historical volatility of foreign and domestic growth stocks, the Funds are likely to experience high portfolio turnover rates, but portfolio turnover rates may vary significantly from year to year as noted in the Funds’ Financial Highlights. Portfolio turnover may also be affected by sales of portfolio securities necessary to meet cash requirements for redemptions of shares.

Manager Risk. How the Adviser manages each Fund will impact the Fund’s performance. A Fund may lose money if the Adviser’s investment strategy does not achieve the Fund’s objective or the Adviser does not implement the strategy successfully

Short Sale Risk. Short sales expose the Driehaus Emerging Markets Small Cap Growth Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales may also cause the Fund to have higher expenses than those of other funds.

Options Risk. In seeking to achieve its desired investment objective, provide additional revenue or hedge against changes in security prices or currency fluctuations, the Driehaus Emerging Markets Small Cap Growth Fund may, but is not required to, use options as a substitute for taking a position in an underlying security.

The Fund may use options for hedging or speculation. Participation in the options markets involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. A small investment in options could have a potentially large impact on the Fund’s performance and could result in losses that significantly exceed the Fund’s original investment. If the Adviser’s forecast of movements in the markets is inaccurate, the Fund could be in a worse position than if options strategies were not used.

Risks inherent in the use of options include: (1) imperfect correlation between the price of options and movements in the prices of the securities being hedged; (2) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (3) the possible absence of a liquid secondary market for any particular instrument at any time; and (4) that the transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses.

Other Investment Strategies and Risks

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. Each Fund is intended for long-term investors. Of course, there can be no assurance that a Fund will achieve its investment objective. There are specific restrictions on each Fund’s investments. Such restrictions are detailed in the Statement of Additional Information (“SAI”). Some investment practices described below may not be permissible for a Fund. In addition to the principal risks discussed in the Fund Summaries, the Funds’ investments involve additional potential risks which are summarized below. The SAI also contains more detailed or additional information about certain of these practices, the potential risks and/or the limitations adopted by each Fund to help manage such risks. Each Fund may not use all of these techniques or strategies or might only use them from time-to-time.

Recent Market Events Risk. The equity and debt capital markets in the U.S. have experienced unprecedented volatility in the past several years. This financial crisis has caused a significant decline in the value and liquidity of many securities and may create a higher degree of volatility in the net asset values of many mutual funds, including the Funds. Because these events are unprecedented, it is difficult to predict their magnitude or duration. Changes in market conditions will not have the same impact on all types of securities. In response to the crisis, the U.S. Government and the Federal Reserve have taken steps to support financial markets. The withdrawal of this support could negatively impact the value and liquidity of certain securities. Legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Impact of Certain Investments. The Funds may invest in a variety of securities, including those sold in initial public offerings and derivatives. Such investments may have a magnified performance impact on a Fund depending on a Fund’s size. A Fund may not experience similar performance as its assets grow or its investments change.

American Depositary Receipts (“ADRs”). The Funds may invest in foreign securities in the form of depositary receipts and/or securities traded directly on U.S. exchanges. Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They include ADRs, which are traded on U.S. exchanges and are U.S. dollar-denominated.

Although ADRs do not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, currency and regulatory risk, by investing in ADRs rather than directly in securities of foreign issuers, the Funds may avoid currency risks during the settlement period for purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market exchange on which they are traded, in which standards are more uniform and more exacting than those to which many foreign issuers may be subject. The Funds may invest in ADRs sponsored or unsponsored by the issuer of the underlying security. In the case of an unsponsored ADR, the Funds may bear higher expenses and encounter greater difficulty in receiving shareholder communications than they would have with a sponsored ADR.

Currency Hedging. To the extent a Fund invests in foreign securities, the value of a Fund in U.S. dollars is subject to fluctuations in the exchange rate between foreign currencies and the U.S. dollar. When, in the opinion of the Adviser, it is desirable to limit or reduce exposure in a foreign currency, a Fund may enter into a forward currency exchange contract to sell such foreign currency (or another foreign currency that acts as a proxy for that currency) (“forward currency contract”). Through the contract, the U.S. dollar value of certain underlying foreign portfolio securities can be approximately matched by an equivalent U.S. dollar liability. This technique is known as “currency hedging.” By locking in a rate of exchange, currency hedging is intended to moderate or reduce the risk of change in the U.S. dollar value of a Fund during the period of the forward contract. A default on a contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

The use of forward currency contracts (for transaction or portfolio hedging) will not eliminate fluctuations in the prices of portfolio securities or prevent loss if the price of such securities should decline. In addition, such forward currency contracts will diminish the benefit of the appreciation in the U.S. dollar value of that foreign currency.

Settlement Transactions. If a Fund trades a foreign security, it is usually required to settle the purchase transaction in the relevant foreign currency or receive the proceeds of the sale in that currency. At or near the time of the transaction, a Fund may wish to lock in the U.S. dollar value at the exchange rate or rates then prevailing between the U.S. dollar and the currency in which the security is denominated. Transaction hedging may be accomplished on a forward basis, whereby a Fund purchases or sells a specific amount of foreign currency, at a price set at the time of the contract, for receipt or delivery at either a specified date or at any time within a specified time period. Transaction hedging also may be accomplished by purchasing or selling such foreign currencies on a “spot,” or cash, basis. In so doing, a Fund will attempt to insulate itself against possible losses and gains resulting from a change in the relationship between the U.S. dollar and the foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received and the transaction settled. Similar transactions may be entered into by using other currencies. A Fund may also settle certain trades in U.S. dollars. The use of currency transactions can result in a Fund incurring losses as a result of a number of factors, including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency.

Derivatives. In seeking to achieve its desired investment objective, provide additional revenue or hedge against changes in security prices, interest rates or currency fluctuations, each Fund may: (1) purchase and write both call options and put options on securities, indices and foreign currencies; (2) enter into interest rate, index and foreign currency futures contracts; (3) write options on such futures contracts; (4) purchase other types of forward or investment contracts linked to individual securities, indices or other benchmarks; and (5) enter into various equity or interest rate transactions, participation notes, such as swaps, caps, floors or collars, and may enter into various currency transactions such as forward currency contracts, currency futures contracts, currency swaps or options on currencies (“derivatives”). For these purposes, forward currency contracts are not considered “derivatives.” Each Fund may write a call or put option only if the option is covered. As the writer of a covered call option, each Fund forgoes, during the option’s life, the opportunity to profit from increases in market value of the security covering the call option above the sum of the premium and the exercise price of the call. There can be no assurance that a liquid market will exist when a Fund seeks to close out a position. In addition, because futures positions may require low margin deposits, the use of futures contracts involves a high degree of leverage and may result in losses in excess of the amount of the margin deposit.

The successful use of derivatives depends on the Adviser’s ability to correctly predict changes in the levels and directions of movements in currency exchange rates, security prices, interest rates and other market factors affecting the derivative itself or the value of the underlying asset or benchmark. In addition, correlations in the performance of an underlying asset to a derivative may not be well established. Finally, privately negotiated and over-the-counter derivatives may not be as well regulated, may be less marketable than exchange-traded derivatives and may be subject to greater risks such as counterparty risks (e.g., counterparty is unable or unwilling to honor the contract).

Illiquid Securities. Each Fund may invest up to 15% of its net assets in illiquid securities. Not readily marketable, illiquid securities include restricted securities and repurchase obligations maturing in more than seven days. Certain restricted securities that may be resold to institutional investors under Rule 144A under the Securities Act of 1933 and Section 4(2) commercial paper may be deemed liquid under guidelines adopted by the Board of Trustees. The absence of a trading market can make it difficult to ascertain a market value for illiquid or restricted securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expenses, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price.

Convertible Securities. While convertible securities purchased by the Funds are frequently rated investment grade, a Fund also may purchase unrated convertible securities or convertible securities rated below investment grade if the securities meet the Adviser’s other investment criteria. Each Fund does not currently intend to invest more than 5% of its total assets in below investment grade convertible securities. Convertible securities rated below investment grade (a) tend to be more sensitive to interest rate and economic changes, (b) may be obligations of issuers who are less creditworthy than issuers of higher quality convertible securities, and (c) may be more thinly traded due to such securities being less well known to investors than either common stock or conventional debt securities. As a result, the Adviser’s own investment research and analysis tends to be more important in the purchase of such securities than other factors.

Debt Securities. The Driehaus International Discovery Fund may invest up to 35% of its total assets in nonconvertible debt securities. The Driehaus Emerging Markets Growth Fund, Driehaus Emerging Markets Small Cap Growth Fund, Driehaus International Small Cap Growth Fund, Driehaus Global Growth Fund, Driehaus Mid Cap Growth Fund and Driehaus Large Cap Growth Fund may invest up to 20% of their total assets in nonconvertible debt securities. Investments in such debt securities are limited to those that are rated within the four highest grades (generally referred to as “investment grade”) assigned by a nationally or internationally recognized statistical rating organization. Investments in unrated debt securities are limited to those deemed to be of comparable quality as analyzed by the Adviser under its own procedures. Securities in the fourth-highest grade may possess speculative characteristics. If the rating of a security held by a Fund is lost or reduced below investment grade, the Fund is not required to dispose of the security. The Adviser will, however, consider that fact in determining whether the Fund should continue to hold the security. The risks inherent in a debt security depend primarily on its term and quality, as well as on market conditions. A decline in the prevailing levels of interest rates generally increases the value of debt securities. Conversely, an increase in rates usually reduces the value of debt securities.

Investment Companies. Each Fund may invest in domestic investment companies and with the exception of the Driehaus Mid Cap Growth Fund and Driehaus Large Cap Growth Fund, foreign investment companies. Some countries may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government-approved or government-authorized investment vehicles, which may include other investment companies. In addition, it may be less expensive and more expedient for a Fund to invest in a foreign investment company in a country that permits direct foreign investment; similarly, a Fund may invest in a money market fund in order to receive a higher rate of return or to be more productively invested than would be possible through direct investment in money market instruments. Investing through such vehicles may involve layered fees or expenses. The Funds do not intend to invest in such investment companies unless, in the judgment of the Adviser, the potential benefits of such investments justify the payment of any associated fees or expenses.

Repurchase Agreements. Each Fund may invest in repurchase agreements, provided that it will not invest more than 15% of its net assets in repurchase agreements maturing in more than seven days and any other illiquid securities. A repurchase agreement involves the sale of securities to a Fund, with the concurrent agreement of the seller to repurchase the securities at the same price plus an amount representing interest at an agreed-upon interest rate within a specified period of time, usually less than one week, but, on occasion, at a later time. Repurchase agreements entered into by a Fund will be fully collateralized and will be marked-to-market daily. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying securities and losses, including: (a) possible decline in the value of the collateral during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

When-Issued and Delayed-Delivery Securities; Reverse Repurchase Agreements. Each Fund may purchase or sell securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund makes such purchase commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if the Adviser deems it advisable for investment reasons. The Driehaus International Discovery Fund, Driehaus Emerging Markets Growth Fund, Driehaus Emerging Markets Small Cap Growth Fund, Driehaus International Small Cap Growth Fund and Driehaus Global Growth Fund may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when-issued or delayed-delivery basis.

Each Fund may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which a Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs.

At the time a Fund enters into a binding obligation to purchase securities on a when-issued basis or enters into a reverse repurchase agreement, liquid assets (cash, U.S. Government securities or other “high-grade” debt obligations) of the Fund having a value at least as great as the purchase price of the securities to be purchased will be earmarked or segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as borrowing under a line of credit, may increase net asset value fluctuation.

Lending Portfolio Securities. Each Fund may lend its portfolio securities to broker-dealers and banks, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33 1/3% of its total assets. Any such loan must be continuously secured by collateral (cash or U.S. Government securities). In the event of bankruptcy or other default of the borrower, a Fund could experience delays in both liquidating the loan collateral and recovering the loaned securities and losses.

Disclosure of Portfolio Holdings. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the SAI.

Management of the Funds

Trustees and Adviser. The Board of Trustees of the Trust has overall management responsibility. See the SAI for the names of and additional information about the Trustees and officers. The Adviser, Driehaus Capital Management LLC, 25 East Erie Street, Chicago, Illinois 60611, is responsible for providing investment advisory and management services to the Funds, subject to the direction of the Board of Trustees. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser was organized in 1982 and as of March 31, 2012, managed approximately $8.0 billion in assets.

Each Fund pays the Adviser an annual investment management fee on a monthly basis as follows. These fees are higher than the fees paid by most mutual funds.

Fund	As a percentage of average daily net assets
Driehaus International Discovery Fund	1.50%[1]
Driehaus Emerging Markets Growth Fund	1.50%
Driehaus Emerging Markets Small Cap Growth Fund	1.50%[2]
Driehaus International Small Cap Growth Fund	1.50%
Driehaus Global Growth Fund	1.25%
Driehaus Mid Cap Growth Fund	1.00%[3]
Driehaus Large Cap Growth Fund	0.90%[3]

1    The Fund pays the Adviser an annual management fee on a monthly basis as follows: 1.50% on the first $500 million of average daily net assets; 1.35% on the next $500 million; and 1.25% of average daily net assets in excess of $1 billion.

2     The Adviser has entered into a contractual agreement to waive a portion of its management fee and to reimburse operating expenses to the extent necessary to cap the Fund’s ordinary annual operating expenses, excluding dividends and interest on short sales, at 2.00% of average daily net assets until August 21, 2014. Because of this agreement, the Fund may pay the Adviser less than the contractual management fee.

3    The Adviser has entered into contractual agreements to waive a portion of its management fee and to reimburse operating expenses to the extent necessary to cap the Driehaus Mid Cap Growth Fund’s and Driehaus Large Cap Growth Fund’s expense ratio at 1.75% until the earlier of the termination of the applicable investment advisory agreement or April 30, 2015. Because of these agreements, the Funds may pay the Adviser less than the contractual management fee.

Disclosure relating to the material factors and the conclusions with respect to those factors that formed the basis for the Board of Trustees’ approval of the investment advisory agreement for each Fund may be reviewed in the Funds’ annual report to shareholders for the fiscal year ended December 31, 2011. Shareholder reports may be obtained by calling 1-800-560-6111, or by visiting www.driehaus.com or the SEC’s web site at www.sec.gov.

Driehaus International Discovery Fund

Portfolio Manager. The Driehaus International Discovery Fund is managed by Dan Rea. Prior to assuming sole portfolio manager responsibilities on December 31, 2008, Mr. Rea served as the co-portfolio manager of Driehaus International Discovery Fund since August 1, 2007. Mr. Rea has responsibility for making investment decisions on behalf of the Fund.

Mr. Rea received his B.S. in Accountancy from Marquette University in 1995. Mr. Rea originally worked for the Adviser as a domestic research analyst beginning in 1997, following a position in corporate finance at GE Capital Corporation. He was named portfolio manager of the Driehaus Emerging Growth Fund, L.P. in November 1998. In March 2000, Mr. Rea joined BlackRock, Inc., where he was a senior equity analyst on its Global Growth team and portfolio manager of the BlackRock Global Science and Technology Fund. In February 2005, he joined Franklin Templeton Investments as a senior equity analyst and sector leader on its Global Large Cap Growth team until he rejoined the Adviser in April 2006. Mr. Rea is also the Portfolio Manager for the Driehaus Global Growth Fund. Mr. Rea was the Assistant Portfolio Manager of the Driehaus Emerging Markets Growth Fund from April 2006 to April 2008. From August 1, 2007 through September 2008, Mr. Rea was the Co-Portfolio Manager of the Driehaus International Equity Yield Fund, a former fund of the Trust that merged into the Driehaus International Discovery

Fund. In addition to his portfolio management responsibilities, Mr. Rea has served as Director of Research for the Adviser since October 2006.

Assistant Portfolio Manager. Sebastien Pigeon has been the assistant portfolio manager of the Driehaus International Discovery Fund since May 1, 2011 and has certain responsibilities for investment decision-making subject to Mr. Rea’s approval.

Mr. Pigeon received his B.A. degree in Political Science from the Institute of Political Sciences (Sciences Po) in France in 1993 and his M.B.A. degree from Marseille Business School (Euromed) in France in 1995. He began his career in 1995 at Societe Generale as an associate equity research analyst. In 1996 he joined SG Cowen, the U.S. equity arm of Societe Generale, as an equity research analyst. Mr. Pigeon also worked for nine years at Exane BNP Paribas, leaving with the title of Head of U.S. Equity Research prior to joining the Adviser in 2007. Prior to assuming assistant portfolio manager responsibilities, Mr. Pigeon was an investment analyst with the Adviser.

Driehaus Emerging Markets Growth Fund

Lead Portfolio Manager. Howard Schwab has been the lead portfolio manager of the Driehaus Emerging Markets Growth Fund since May 1, 2012. Mr. Schwab served as the portfolio manager of the Fund from January 1, 2008 to May 1, 2012. Mr. Schwab has responsibility for making investment decisions on behalf of the Fund.

Mr. Schwab joined the Adviser in 2001 upon completion of his B.A. degree in Economics from Denison University. Mr. Schwab is also the Co-Portfolio Manager for the Driehaus International Small Cap Growth Fund and the Driehaus Emerging Markets Small Cap Growth Fund. During his tenure with the Adviser, Mr. Schwab also was the portfolio manager for the Driehaus International Equity Yield Fund, a former fund of the Trust that merged into the Driehaus International Discovery Fund, from April 2007 through July 2007, and was an investment analyst to and then assumed portfolio management responsibilities for the predecessor limited partnership to that fund since its inception on September 1, 2003.

Co-Portfolio Manager. Chad Cleaver has been the co-portfolio manager of the Driehaus Emerging Markets Growth Fund since May 1, 2012. Mr. Cleaver served as the assistant portfolio manager of the Fund from May 1, 2008 to May 1, 2012. Mr. Cleaver has responsibility for making investment decisions on behalf of the Fund.

Mr. Cleaver is also the co-portfolio manager for the Driehaus Emerging Markets Small Cap Growth Fund. Mr. Cleaver received his A.B. in Economics in 2000 from Wabash College. He earned his M.B.A. degree in 2004 from the Kenan-Flagler Business School at the University of North Carolina at Chapel Hill. He began his career with the Board of Governors of the Federal Reserve System. He joined the Adviser in 2004 as an investment analyst to the Fund prior to assuming assistant portfolio management responsibilities on May 1, 2008.

Driehaus Emerging Markets Small Cap Growth Fund

Lead Portfolio Manager. Chad Cleaver has co-managed the Fund since its inception in August, 2011 and became the lead portfolio manager on May 1, 2012. Mr. Cleaver was the assistant portfolio manager for the Driehaus Emerging Markets Small Cap Growth Fund, L.P., the predecessor limited partnership to the Driehaus Emerging Markets Small Cap Growth Fund, since it commenced operations on December 1, 2008. Mr. Cleaver has responsibility for making investment decisions on behalf of the Fund. Mr. Cleaver’s background is described under “Driehaus Emerging Markets Growth Fund – Co-Portfolio Manager.”

Co-Portfolio Manager. Howard Schwab has co-managed the Fund since its inception in August, 2011. Mr. Schwab was the portfolio manager for the Driehaus Emerging Markets Small Cap Growth Fund, L.P., the predecessor limited partnership to the Driehaus Emerging Markets Small Cap Growth Fund, since it commenced operations on December 1, 2008. Mr. Schwab has responsibility for making investment decisions on behalf of the Fund. Mr. Schwab’s background is described under “Driehaus Emerging Markets Growth Fund – Lead Portfolio Manager.”

Driehaus International Small Cap Growth Fund

Lead Portfolio Manager. David Mouser has assisted in the management of Driehaus International Small Cap Growth Fund since its inception on September 17, 2007 and became the lead portfolio manager on May 1, 2012. Mr. Mouser is responsible for making investment decisions on behalf of the Fund. Since September, 2005, Mr. Mouser was the

assistant portfolio manager for the Driehaus International Opportunities Fund, L.P., the predecessor limited partnership to the Fund.

Mr. Mouser joined the Adviser in 1999 upon completion of his B.S. degree in Finance from the University of Dayton. Prior to assuming portfolio management responsibilities, Mr. Mouser was an investment analyst with the Adviser.

Co-Portfolio Manager. Howard Schwab has managed the Driehaus International Small Cap Growth Fund since its inception on September 17, 2007. Mr. Schwab is responsible for making investment decisions on behalf of the Fund. Mr. Schwab was an investment analyst and then assumed portfolio management responsibilities for the predecessor limited partnership to the Fund, since it commenced operations on August 1, 2002. Mr. Schwab’s background is described under “Driehaus Emerging Markets Growth Fund – Lead Portfolio Manager.”

Assistant Portfolio Manager. Ryan Carpenter has been the assistant portfolio manager of the Driehaus International Small Cap Growth Fund since May 1, 2010 and has certain responsibilities for investment decision-making, subject to Messrs. Mouser’s and Schwab’s approval.

Mr. Carpenter joined the Adviser in 2007 upon completion of his B.A. degree in Finance from the University of Illinois at Chicago. Mr. Carpenter is also the Portfolio Manager for the Adviser's International Realty strategy. Prior to assuming portfolio management responsibilities, Mr. Carpenter was an investment analyst with the Adviser.

Driehaus Global Growth Fund

Portfolio Manager. The Driehaus Global Growth Fund is managed by Dan Rea. Mr. Rea has been the portfolio manager for the Fund since its inception on May 1, 2008 and is responsible for making investment decisions on behalf of the Fund. Mr. Rea’s background is described under “Driehaus International Discovery Fund – Portfolio Manager.”

Driehaus Mid Cap Growth Fund and Driehaus Large Cap Growth Fund

Portfolio Manager. Dan Wasiolek has managed the Driehaus Mid Cap Growth Fund and the Driehaus Large Cap Growth Fund since their inception on April 15, 2009. Mr. Wasiolek is responsible for making all investment decisions on behalf of the Funds. Mr. Wasiolek was an investment analyst and then assumed portfolio management responsibilities for the Driehaus Institutional Mid Cap, L.P. and the Driehaus Mid Cap Investors, L.P., the predecessor limited partnerships to the Driehaus Mid Cap Growth Fund, since October 26, 2007 and the Driehaus Large Cap Growth Fund, L.P., the predecessor limited partnership to the Driehaus Large Cap Growth Fund, since it commenced operations on January 1, 2008.

Mr. Wasiolek joined the Adviser in 1998 upon completion of his B.A. in Business Administration from Illinois Wesleyan University. In 2002, Mr. Wasiolek earned an M.B.A. from DePaul University’s Kellstadt Graduate School of Business. Prior to assuming portfolio manager responsibilities, Mr. Wasiolek was an investment analyst with the Adviser.

Assistant Portfolio Manager. Michael Schmidt has been the assistant portfolio manager of the Driehaus Mid Cap Growth Fund and the Driehaus Large Cap Growth Fund since their inception on April 15, 2009. Mr. Schmidt has certain responsibilities for investment decision-making on the Driehaus Mid Cap Growth Fund and the Driehaus Large Cap Growth Fund, subject to Mr. Wasiolek’s approval.

Mr. Schmidt received his B.S. degree in Finance from Miami University in 2002. Mr. Schmidt began his career with The Vanguard Group in client services until he joined the Adviser in 2004. In 2007, Mr. Schmidt earned an M.B.A. degree from DePaul University’s Kelstadt School of Business. On January 1, 2009, Mr. Schmidt assumed assistant portfolio manager responsibilities for all accounts in the Adviser’s Mid Cap Growth and Large Cap Growth strategies. Mr. Schmidt also assists in the management of the accounts in the Adviser’s Elite strategy. Prior to assuming assistant portfolio manager responsibilities, Mr. Schmidt was an investment analyst with the Adviser.

The SAI provides additional information about the portfolio managers’ and assistant portfolio managers’ compensation, other accounts managed, and ownership of securities in the Funds.

Distributor. Driehaus Securities LLC (“DS LLC”), an affiliate of the Adviser, acts as the distributor of the Trust’s shares pursuant to a Distribution Agreement, without any sales concessions or charges to the Funds or to their shareholders.

Administrator. BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) is the administrator for the Funds. In such capacity, BNY Mellon assists the Funds in aspects of their administration and operation, including certain accounting services.

Transfer Agent. BNY Mellon is the agent of the Funds for the transfer of shares, disbursement of dividends and maintenance of shareholder accounting records.

Custodian. The Northern Trust Company (the “Custodian”) is the custodian for the Funds. Foreign securities are maintained in the custody of foreign banks and trust companies that are members of the Custodian’s global custody network or foreign depositories used by such members.

Shareholder Information

Net Asset Value

Each Fund’s net asset value is determined as of the close of the New York Stock Exchange (“NYSE”) (normally 3:00 p.m., Central time) on each day the NYSE is open for trading. Purchases and redemptions are made at a Fund’s net asset value per share next calculated after receipt of your purchase or redemption order in good form. Net asset value per share is determined by dividing the difference between the values of a Fund’s assets and liabilities by the number of its shares outstanding. The Funds’ holdings are typically valued using readily available market quotations provided by an independent pricing service. Securities may be valued by the Adviser’s Pricing Committee or an independent pricing service as described below, using methods approved by the Board of Trustees when: (i) securities cannot be priced through a readily available market quotation provided by a pricing service and no broker-dealer quotations are available, or (ii) an event occurs that affects the value of a portfolio security between the time its price is determined in its local market or exchange and the close of the NYSE where the event would materially affect net asset value.

The Driehaus International Discovery Fund, Driehaus Emerging Markets Growth Fund, Driehaus Emerging Markets Small Cap Growth Fund, Driehaus Global Growth Fund and Driehaus International Small Cap Growth Fund use an independent pricing service to provide fair value estimates for relevant foreign equity securities on days when the U.S. market movement exceeds a certain threshold. This pricing service uses correlations between the movement of prices of foreign equity securities and indices of U.S. traded securities and other indicators, such as closing prices of American Depository Receipts and futures contracts, to determine the fair value of relevant foreign equity securities. In such cases, a Fund’s value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon the security’s sale. Because foreign securities markets may operate on days that are not business days in the U.S., the value of a Fund’s holdings may change on days when you will not be able to purchase or redeem the Funds’ shares.

Opening an Account

1)	Read this Prospectus carefully.

2)	Each Fund has the following minimum investments, which may be waived at the discretion of DS LLC:

Minimum Initial Investment	Minimum Subsequent Investment	Minimum Initial IRA Investment	Minimum Subsequent IRA Investment	Minimum Automatic Investment Plan (Monthly)	Minimum Automatic Investment Plan (Quarterly)
$10,000	$2,000	$2,000	$500	$100	$300

3)	Complete the appropriate sections of the New Account Application, carefully following the instructions. If you have questions, please contact Shareholder Services at 1-800-560-6111. Complete the appropriate sections of the application which apply to account privileges. You will automatically have telephonic redemption and exchange privileges unless you indicate on the application that you do not want these privileges. By confirming your privileges on the New Account Application, you can avoid the delay of having to submit an additional application to change your privileges.

The Funds seek to obtain identification information for new accounts so that the identity of Fund investors can be verified consistent with regulatory requirements. The Funds may limit account activity until investor identification information can be verified. If the Funds are unable to obtain sufficient investor identification information such that the Funds may form a reasonable belief as to the true identity of an investor, the Funds may take further action including closing the account.

4)	Include your purchase check or call Shareholder Services at 1-800-560-6111 to initiate a wire purchase.

5)	To open an Individual Retirement Account (IRA), complete the appropriate Traditional or Roth IRA Application which may be obtained by visiting www.driehaus.com or by calling Shareholder Services at

1-800-560-6111. IRA investors should also read the IRA Disclosure Statement and Custodial Account Agreement for further details on eligibility, service fees, and federal tax considerations. For IRA accounts, the procedures for purchasing and redeeming shares of the Funds, and the account features, policies and fees may differ from those discussed in this Prospectus. Please contact Shareholder Services at 1-800-560-6111 for additional information.

How to Purchase Shares

1)	By Mail. Make your check payable to Driehaus Mutual Funds. The Funds accept:
•	Your personal check, preprinted with your name and address
•	Certified personal checks for Fund share purchases under $100,000. For purchases of $100,000 or more, the Funds accept only wire transfers.

Driehaus Mutual Funds will not accept the following forms of payment for Fund shares:

•	Cash
•	Credit cards
•	Cashier’s/Official checks
•	Bank drafts
•	Third party checks
•	“Starter” checks that do not have a printed name and address on them
•	Travelers checks
•	Credit card checks
•	Money orders

Any expense incurred as a result of a returned check will be borne by the shareholder. The Fund will charge a $20 fee against your account, in addition to any loss sustained by the Fund, for any check returned for insufficient funds. If you are adding to your existing account, fill out the detachable investment slip from an account statement or indicate your Fund account number and the name(s) in which the account is registered directly on the check. Send to:

Regular Mail:	Overnight Delivery:
Driehaus Mutual Funds	Driehaus Mutual Funds
P.O. Box 9817	4400 Computer Drive
Providence, RI 02940	Westborough, MA 01581-1722

2)	By Wire Transfer. Call Shareholder Services at 1-800-560-6111 to initiate your purchase and obtain your account number. Wire instructions can be obtained from Shareholder Services by calling 1-800-560-6111, from the account application or at the Funds’ web site at www.driehaus.com.

3)	Through Automatic Investment Plan. Additional investments in shares of the Funds may be made automatically by authorizing the Transfer Agent to withdraw funds via Automated Clearing House Network Transfer (“ACH”) from your pre-designated bank account through the Automatic Investment Plan.

4)	Through ACH. Additional investments in shares of the Funds may also be made at any time by authorizing the Transfer Agent to withdraw funds via ACH from your pre-designated bank account. The Funds do not accept initial investments through ACH. Instructions to purchase shares of the Funds by ACH which are received prior to close of the NYSE receive the net asset value calculated on the next business day. Instructions to purchase shares of the Funds by ACH received after the close of the NYSE receive the net asset value calculated on the second business day after receipt.

5)	Through Financial Institutions. Investors may purchase (or redeem) shares through investment dealers or other financial institutions. The institutions may charge for their services or place limitations on the extent to which investors may use the services offered by the Funds. There are no charges or limitations imposed by the Funds, other than those described in this Prospectus, if shares are purchased (or redeemed) directly from the Funds or DS LLC. However, unless waived, the Funds will deduct 2.00% from the redemption amount if you sell your shares within 60 days after purchase.

New investors who would like to participate in the Automatic Investment Plan or make additional investments in shares of the Funds by ACH should complete the appropriate section of the account application and mail it to Driehaus Mutual Funds at the address included in the “By Mail” section above. Current investors should complete the Optional Account Services Form to add either or both privileges to their account(s). To obtain either form, call Shareholder Services at 1-800-560-6111 or visit www.driehaus.com.

Financial institutions that enter into a sales agreement with DS LLC or the Trust (“Intermediaries”) may accept purchase and redemption orders on behalf of the Funds. If communicated in accordance with the terms of the sales agreement, a purchase or redemption order will be deemed to have been received by the Funds when the Intermediary accepts the order. In certain instances, an Intermediary (including Charles Schwab & Co., Inc.) may designate other third-party financial institutions (“Sub-Designees”) to receive orders from their customers on the Funds’ behalf. The Intermediary is liable to the Funds for its compliance with the terms of the sales agreement and the compliance of each Sub-Designee. All orders will be priced at the applicable Fund’s net asset value next computed after they are accepted by the Intermediary or Sub-Designee, provided that such orders are communicated in accordance with the terms of the applicable sales agreement.

Certain Intermediaries may enter purchase orders on behalf of their customers by telephone, with payments to follow within several days as specified in their sales agreement. Such purchase orders will be effected at the net asset value next determined after receipt of the telephone purchase order. It is the responsibility of the Intermediary to place the order on a timely basis. If payment is not received within the time specified in the agreement, the Intermediary could be held liable for any fees or losses resulting from the cancellation of the order.

DS LLC makes payments, and the Adviser may make payments, out of their own resources to Intermediaries for providing shareholder servicing or distribution related activities. No payments are made by the Funds for distribution or promotion of the Funds.

General Purchase Information

Shares of each Fund are offered only to residents of states and other jurisdictions in which the shares are available for purchase. The Funds do not generally sell shares to persons or entities, including foreign financial institutions, foreign shell banks and private banking accounts, residing outside the U.S., its territories and possessions, even if they are U.S. citizens or lawful permanent residents, except to persons with U.S. military APO or FPO addresses. However, under limited circumstances, the Funds reserve the right to sell shares to such persons or entities residing outside of the U.S., its territories and possessions. The Funds reserve the right not to accept any purchase order. The Funds also reserve the right to change their investment minimums without notice. For all purchases, confirmations are sent to the investor in writing except purchases made by reinvestment of dividends, which will be confirmed quarterly.

“Buying a Dividend.” Unless you are purchasing Fund shares through a tax-deferred account (such as an IRA), buying Fund shares at a time when a Fund has substantial undistributed income or substantial recognized or unrecognized gains can cost you money in taxes. See “Distributions and Taxes – Buying a Distribution” below. Contact the Fund for information concerning when distributions will be paid.

Shares Purchased by Check or ACH. Shares purchased by check are subject to a 10 business day escrow period to ensure payment to the relevant Fund. Shares purchased by ACH are subject to a 5 business day escrow period to ensure payment to the relevant Fund. The proceeds of shares redeemed during the escrow period will be released after expiration of the escrow period.

Driehaus International Small Cap Growth Fund. The Driehaus International Small Cap Growth Fund is closed to new investors. You may purchase Driehaus International Small Cap Growth Fund shares and reinvest dividends and capital gains you receive on your holdings of Fund shares in additional shares of the Fund if you are:

•	A current Fund shareholder;
•

A participant in a qualified retirement plan that offers the Fund as an investment option or that has the same or a related plan sponsor as another qualified retirement plan that offers the Fund as an investment option; or

•	A financial advisor or registered investment adviser whose clients have Fund accounts.

You may open a new account in the Driehaus International Small Cap Growth Fund if you:

•	Are an employee of the Adviser or its affiliates or a Trustee of Driehaus Mutual Funds;
•	Exchange your shares of another Driehaus Mutual Fund for shares of the Fund;
•

Hold shares of the Fund in another account, provided your new account and your existing account are registered under the same address of record, the same primary Social Security Number or Taxpayer Identification Number, the same name(s), and the same beneficial owner(s); or

•	Are a financial advisor or registered investment adviser whose clients have Fund accounts.

These restrictions apply to investments made directly through Driehaus Securities LLC, the Fund’s distributor, as well as investments made through intermediaries. Intermediaries that maintain omnibus accounts are not allowed to open new sub-accounts for new investors, unless the investor meets the criteria listed above. Once an account is closed, additional investments will not be accepted unless you meet the criteria listed above. Investors may be required to demonstrate eligibility to purchase shares of the Fund before an investment is accepted. The Fund reserves the right to (i) eliminate any of the exceptions listed above and impose additional restrictions on purchases of Fund shares; and (ii) make additional exceptions that, in its judgment, do not adversely affect the Adviser’s ability to manage the Fund.

How to Redeem Shares

1)	By Mail. Shareholders may sell shares by writing the Funds at the following address:

Regular Mail:	Overnight Delivery:
Driehaus Mutual Funds	Driehaus Mutual Funds
P.O. Box 9817	4400 Computer Drive
Providence, RI 02940	Westborough, MA 15181-1722

Certain requests for redemption must be signed by the shareholder with a signature guarantee. See “Shareholder Services and Policies — Medallion Signature Guarantees.” Redemption proceeds will be net of any applicable redemption fees.

2)	By Telephone. You will automatically have the telephone redemption by check privileges when you open your account unless you indicate on the application that you do not want this privilege. You may also have redemption proceeds sent directly to your bank account by wire or ACH if you mark the appropriate box(es) and provide your bank information on your application. If you are a current shareholder, you should complete the Optional Account Services Form to add these additional redemption options to your account. You may make a telephone redemption request for up to $100,000 by calling Shareholder Services at 1-800-560-6111 and providing your account number, the exact name of your account and your social security or taxpayer identification number. See “General Redemption Information” below for specific information on payment of redemption proceeds under each payment option. The Funds reserve the right to suspend or terminate the telephone redemption privilege at any time.

Telephone Transactions. For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone transactions are not permitted on accounts whose address has changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record or wired or electronically transferred to a bank account previously designated by you in writing.

3)	By Wire Transfer. If you have chosen the wire redemption privilege, you may request the Funds to transmit your proceeds by Federal Funds wire to a bank account previously designated by you in writing and not changed within the past 30 days. See “General Redemption Information — Execution of Requests” below.

4)	Through ACH. Your redemption proceeds less any applicable redemption fee, can be electronically transferred to your pre-designated bank account on or about the date of your redemption. There is no fee associated with this redemption payment method.

5)	Through Financial Institutions. If you bought your shares through a financial institution and these shares are held in the name of the financial institution, you must redeem your shares through the financial institution. Please contact the financial institution for this service.

General Redemption Information

Institutional and Fiduciary Account Holders. Institutional and fiduciary account holders, such as corporations, custodians, executors, administrators, trustees or guardians, must submit, with each request, a completed certificate of authorization in a form of resolution acceptable to the Funds. The request must include other supporting legal documents as required from organizations, executors, administrators, trustees or others acting on accounts not registered in their names. For more information, please contact Shareholder Services at 1-800-560-6111.

Cancellation. A shareholder may not cancel or revoke a redemption order once instructions have been received and accepted. The Funds cannot accept a redemption request that specifies a particular date or price for redemption or any special conditions.

Redemptions by the Funds. The Funds reserve the right to redeem shares in any account and send the proceeds to the owner if, immediately after a redemption, the shares in the account do not have the Minimum Account Value as shown below:

Fund	Minimum Account Value	Minimum IRA Account Value
Driehaus International Discovery Fund	$5,000	$1,500
Driehaus Emerging Markets Growth Fund	$5,000	$1,500
Driehaus Emerging Markets Small Cap Growth Fund	$5,000	$1,500
Driehaus International Small Cap Growth Fund	$5,000	$1,500
Driehaus Global Growth Fund	$5,000	$1,500
Driehaus Mid Cap Growth Fund	$5,000	$1,500
Driehaus Large Cap Growth Fund	$5,000	$1,500

A shareholder would be notified that the account is below the minimum and would have 30 days to increase the account before the account is redeemed.

In-Kind Redemptions. The Funds generally intend to pay all redemptions in cash. However, the Funds may pay you for shares you sell by “redeeming in kind,” that is, by giving you marketable securities, if your requests over a 90-day period total more than $250,000 or 1% of the net assets of the relevant Fund, whichever is less. An in-kind redemption is taxable for federal income tax purposes in the same manner as a redemption for cash.

Execution of Requests. If an order is placed prior to the close of regular trading on the NYSE (normally 3:00 p.m., Central time) on any business day, the purchase of shares is executed at the net asset value determined as of the closing time that day. If the order is placed after that time, it will be effected on the next business day.

A redemption order will be executed at the price which is the net asset value determined after proper redemption instructions are received, minus the redemption fee, if applicable. The redemption price received depends upon the Fund’s net asset value per share at the time of redemption and any applicable redemption fee. Therefore, it may be more or less than the price originally paid for the shares and may result in a realized capital gain or loss for federal income tax purposes.

Each Fund will deduct a redemption fee of 2.00% from the redemption amount for shareholders who sell their shares within 60 days of purchase. This fee is paid to the Fund and is designed to offset the commission costs, market impact costs, tax consequences to the Fund, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. Redemption fees may be waived in certain circumstances (see “Policies and Procedures Regarding Frequent Purchases and Redemptions” below).

For shareholders who purchased shares on different days, the shares held the longest will be redeemed first for purposes of determining whether the redemption fee applies. The redemption fee does not apply to shares that were acquired through reinvestment of distributions.

The Funds will pay redemption proceeds, less any applicable fees (including redemption fees), as follows:

1)	PAYMENT BY CHECK — Normally mailed within seven days of redemption to the address of record.

2)	PAYMENT BY WIRE — Normally sent via the Federal Wire System on the next business day after redemption ($15 wire fee applies) to your pre-designated bank account.

3)	PAYMENT BY ACH — Normally sent by ACH on or about the date of your redemption to your pre-designated bank account. Please consult your financial institution for additional information.

If it is in the best interest of the Funds to do so, the Funds may take up to seven days to pay proceeds from shares redeemed. The redemption price will be determined as of the time proper redemption instructions are received, in the manner described above, even if a Fund delays payment of the proceeds. For payments sent by wire or ACH, the Funds are not responsible for the efficiency of the federal wire or ACH systems or the shareholder’s financial services firm or bank. The shareholder is responsible for any charges imposed by the shareholder’s financial services firm or bank. Payment for shares redeemed within 10 business days after purchase by personal check or 5 business days after purchase by ACH will be delayed until the applicable escrow period has expired. Shares purchased by certified check or wire are not subject to the escrow period.

Policies and Procedures Regarding Frequent Purchases and Redemptions

Frequent and short-term trading in shares of the Funds, known as “market timing,” can harm long-term Fund shareholders. Such short-term trading activity can result in increased costs to the Funds for buying and selling portfolio securities and also can disrupt portfolio management strategies when the Funds need to maintain cash or liquidate portfolio holdings to meet redemptions. The Funds may be particularly susceptible to risks of short-term trading because they invest in foreign securities. Time zone differences among international stock markets may motivate investors to attempt to exploit the use of prices based on closing prices of foreign securities exchanges (“time zone arbitrage”). The Funds’ valuation procedures seek to minimize investors’ ability to engage in time zone arbitrage in the Funds. See “Net Asset Value” above.

The Trust’s Board of Trustees has adopted policies and procedures in an effort to discourage and prevent market timing, which do not accommodate frequent purchases and redemptions of shares. The Trust imposes a 2% redemption fee on redemptions (including exchanges) of Fund shares made within 60 days of their purchase. This redemption fee was imposed to reduce the impact of costs resulting from short-term trading and to deter market timing activity. The Funds waive the redemption fee in certain circumstances, including for certain retirement plan investors, for certain omnibus accounts when the Intermediary collects the fee at the sub-account level and remits it to the Funds, for investors in certain wrap programs and otherwise, at the Funds’ discretion. The Funds reserve the right to modify or terminate these waivers at any time.

The Funds’ Adviser receives trading activity information from the Transfer Agent and monitors Fund inflows and outflows for suspected market timing activity using certain activity thresholds. The Adviser monitors the trading activity of direct shareholders and trading activity through Intermediaries, as well as instances in which the Funds receive a redemption fee from a direct shareholder or Intermediary account. This monitoring may result in the Funds’ rejection or cancellation of future purchase or exchange transactions in that shareholder’s account(s) without prior notice to the shareholder. Under current procedures, such rejection or cancellation would occur within one business day after the Adviser identifies the suspected market timing activity. The Funds also may limit the number of exchanges a shareholder can make between the Funds.

Shares of the Funds may be purchased directly from the Funds (through the Transfer Agent) or through omnibus arrangements with broker-dealers or other Intermediaries that aggregate shareholder transactions. The Funds do not know the identity of the beneficial owners of many of the accounts opened through Intermediaries and consequently rely on the Intermediaries to comply with the Funds’ policies and procedures on frequent purchases and redemptions. In some instances, the Funds allow an Intermediary to impose frequent trading restrictions that differ from those of the Funds. Investors who purchase shares through an Intermediary should review any disclosures provided by the Intermediary with which they have an account to determine what frequent trading restrictions may apply to their account. The Funds may direct any Intermediary to block any shareholder account from future trading in the Funds if market timing is suspected or discovered.

Shareholders seeking to engage in market timing activities may use a variety of strategies to avoid detection and, despite the efforts of the Funds to prevent such trading, there is no guarantee that the Funds or Intermediaries will be able to identify these shareholders or curtail their market timing activity.

Shareholder Services and Policies

Exchanging Shares. Any shares of a Fund that you have held for the applicable escrow period may be exchanged for shares of any other Driehaus Mutual Fund in an identically registered account, provided the Fund(s) has (have) the same transfer agent, is (are) available for purchase, the Fund(s) to be acquired is (are) registered for sale in your state of residence and you have met the minimum initial investment requirements. Procedures applicable to the purchase and redemption of a Fund’s shares are also applicable to exchanging shares, including the prices that you receive and pay for the shares you exchange. You will automatically have the ability to exchange shares of any Driehaus Mutual Fund, subject to the qualifications noted above, by telephone unless you indicate on your application that you do not want this privilege. The Funds reserve the right to limit the number of exchanges between Funds and to reject any exchange order. The Funds reserve the right to modify or discontinue the exchange privilege at any time upon 60 days’ written notice. For federal income tax purposes, an exchange is treated the same as a sale and you may recognize a capital gain or loss upon an exchange, depending upon the cost or other basis of the shares exchanged. The 2.00% redemption fee also applies to shareholders who exchange their shares for any other Driehaus Mutual Fund shares within 60 days of purchase.

Medallion Signature Guarantees. A medallion signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account activity. In addition to certain signature requirements, a medallion signature guarantee is required in any of the following circumstances:

•	A redemption request is over $100,000.

•	A redemption check is to be made payable to anyone other than the shareholder(s) of record or the name has been changed within 30 days of the request.

•	A redemption check is to be mailed to an address other than the address of record or the address has been changed within 30 days of the request.

•	A redemption amount is to be wired to a bank other than one previously authorized.

•	To add or change bank information for wire or ACH transactions on an existing account.

At the Funds’ discretion, medallion signature guarantees also may be required for other transactions or changes to your account. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who is a participant in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP), and the New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees which are not part of these programs will not be accepted.

Telephone Transactions. Shareholders will automatically have telephone redemption by check and exchange privileges unless they indicate on their account application that they do not want these privileges. Shareholders may initially purchase shares by telephone via bank wire. Shareholders engaging in telephone transactions should be aware of the risks associated with these types of transactions as compared to written requests. Although the Funds employ reasonable procedures to confirm that instructions received by telephone are genuine, a shareholder authorizing a transaction by telephone bears the risk of any resulting losses, unless the Funds or their service providers fail to employ these measures. In such cases, the Funds or their service providers may be liable for losses arising from unauthorized or fraudulent instructions. In addition, the Funds reserve the right to record all telephone conversations. Confirmation statements for telephone transactions should be reviewed for accuracy immediately upon receipt by the shareholder.

Unusual Circumstances. During times of unusual economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In addition, in unusual circumstances, a Fund may temporarily suspend the processing of redemption requests, or may postpone payment of proceeds for up to seven days or longer as allowed by federal securities laws. In the event that you are unable to reach the Funds by telephone, requests may be mailed to the Funds at the address listed in “How to Redeem Shares.”

A Note on Mailing Procedures. In order to provide greater convenience to our shareholders and cost savings to the Funds by reducing the number of duplicate shareholder mailings, only one copy of most proxy statements, financial reports and prospectuses will be mailed to households, even if more than one person in a household holds shares of a Fund. Separate shareholder statements will continue to be mailed for each Fund account. If you want additional copies or do not want your mailings to be “householded,” please call Shareholder Services at 1-800-560-6111 or write to Driehaus Mutual Funds, P.O. Box 9817, Providence, RI 02940.

Dividend Policies

Reinvestment of Distributions. Dividends and distributions payable by a Fund are automatically reinvested in additional shares of such Fund unless the investor indicates otherwise on the application or subsequently notifies the Fund, in writing, of the desire to not have dividends automatically reinvested. Reinvested dividends and distributions are treated the same for federal income tax purposes as dividends and distributions received in cash.

Distributions and Taxes

Payment of Dividends and Other Distributions. Each Fund pays its shareholders dividends from its investment company taxable income (determined without regard to the deduction for dividends paid), and distributions from any realized net capital gains (i.e., the excess of net long-term capital gains over the sum of net short-term capital losses and capital loss carryforwards available from prior years). Dividends and distributions are generally paid once a year. Each Fund intends to distribute at least 98% of any ordinary income for the calendar year (not taking into account any capital gains or losses), plus 98.2% of capital gain net income realized during the 12-month period ended October 31 in that year, if any. Each Fund intends to distribute any undistributed ordinary income and capital gain net income in the following year. With respect to the Driehaus International Small Cap Growth Fund, Driehaus Emerging Markets Small Cap Growth Fund, Driehaus Mid Cap Growth Fund and Driehaus Large Cap Growth Fund, because each Fund succeeded to the tax basis of the assets of its predecessor limited partnership(s), shareholders should be aware that, as portfolio securities that were received from the limited partnership(s) are sold, any capital gain that existed at the time the Fund acquired the securities from the limited partnership(s), along with any appreciation that occurred while the Fund held the securities, may be recognized by the Fund, and such recognized gain, if any, will be distributed to Fund shareholders as dividends or distributions and will be taxable to them for federal income tax purposes.

Federal Income Tax Status of Dividends and Other Distributions. Distributions by a Fund of investment company taxable income (determined without regard to the deduction for dividends paid) are generally subject to federal income tax at ordinary income tax rates. However, a portion of such distributions that were derived from certain corporate dividends may qualify for either the 70% dividends received deduction available to corporate shareholders under the Internal Revenue Code of 1986, as amended (the “Code”), or the reduced rates of federal income taxation for “qualified dividend income” currently available to individual and other noncorporate shareholders under the Code, provided certain holding period and other requirements are satisfied. However, dividends received by a Fund from foreign corporations are not expected to qualify for the dividends received deduction and dividends received from certain foreign corporations may not qualify for treatment as qualified dividend income. Distributions of net capital gains, if any, are generally taxable as long-term capital gains for federal income tax purposes regardless of how long a shareholder has held shares of a Fund. The U.S. federal income tax status of all distributions will be designated by a Fund and reported to its shareholders annually. Distributions are taxable in the year they are paid, whether they are taken in cash or reinvested in additional shares, except that certain distributions declared to shareholders of record in the last three months of the calendar year and paid in the following January are taxable as if paid on December 31 of the year declared.

Taxability of Distributions to Individuals and Other Noncorporate Shareholders (taxable years beginning in 2012)

Type of Distribution	Federal Income Tax Rate for 15% Bracket or lower	Federal Income Tax Rate for 25% Bracket or above
Income Dividends	ordinary income rate	ordinary income rate
Short-term Capital Gains	ordinary income rate	ordinary income rate
Long-term Capital Gains	0%	15%
Qualified Dividend Income	0%	15%

For taxable years beginning after December 31, 2012, the long-term capital gain rate for individuals and other non-corporate shareholders is scheduled to increase to 20%, with a 10% rate applying to shareholders in the 15% bracket. In addition, the reduced rates of federal income taxation applicable to qualified dividend income are scheduled to expire for taxable years beginning after December 31, 2012.

Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The U.S. has entered into tax treaties with many foreign countries that generally entitle each Fund to a reduced rate of tax or exemption from tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund’s assets to be invested within various countries will fluctuate and the extent to which tax refunds will be recovered is uncertain. Each Fund intends to operate so as to qualify for treaty-reduced tax rates where applicable.

To the extent that a Fund is liable for foreign income taxes, the Fund may make an election under the Code to “pass through” to the Fund’s shareholders foreign income taxes paid, but there can be no assurance that the Fund will qualify to make such election. It is not expected that the Driehaus Mid Cap Growth Fund or Driehaus Large Cap Growth Fund will qualify to make such election. If this election is made, shareholders will generally be able to claim a credit or deduction (subject to certain limitations) on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of the income taxes paid by the Fund to foreign countries (which taxes relate primarily to investment income). Under the Code, no deduction for foreign taxes may be claimed by individual shareholders who do not elect to itemize deductions on their federal income tax returns, although such a shareholder may be able to claim a credit for foreign taxes paid and in any event will be treated as having taxable income in the amount of the shareholder’s pro rata share of foreign taxes paid by the Fund. If a Fund does not make such an election, the foreign taxes paid by the Fund will reduce the Fund’s net investment income. In such a case, shareholders will not be able to claim either a credit or a deduction for their pro rata portion of such taxes paid by the Fund, nor will shareholders be required to treat as part of the amounts distributed to them their pro rata portion of such taxes paid.

Buying a Distribution. A distribution paid after an investor purchases shares of a Fund will reduce the net asset value of the shares by the amount of the dividend or distribution, but such dividend or distribution nevertheless will be taxable to such shareholder even if it represents a return of a portion of the shareholder’s investment.

Redemption of Fund Shares. If a shareholder redeems or exchanges Fund shares in a non-retirement account, it is generally considered a taxable event for federal income tax purposes. Depending on the purchase price and the sale price of the shares redeemed or exchanged, the shareholder may have a gain or loss on the transaction. The gain or loss will generally be treated as a long-term capital gain or loss if the shareholder held the shares for more than one year. If the shareholder held the shares for one year or less, the gain or loss will generally be treated as a short-term capital gain or loss. Short-term capital gain is taxable at ordinary income tax rates for federal income tax purposes. Shareholders may be limited in their ability to utilize capital losses. Any loss realized on sales or exchanges of Fund shares held six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares.

Backup Withholding. A Fund may be required to withhold federal income tax (“backup withholding”) at a 28% rate (or 31% rate for amounts paid after December 31, 2012) from dividends, distributions and redemption proceeds paid to certain shareholders. Backup withholding may be required if:

•	An investor fails to furnish the Fund with the investor’s properly certified social security or other taxpayer identification number;

•

An investor fails to properly certify that the investor’s taxpayer identification number is correct or that the investor is not subject to backup withholding due to the underreporting of certain income; or

•	The Internal Revenue Service (“IRS”) informs the Fund that the investor’s taxpayer identification number is incorrect or that the investor is subject to backup withholding.

Cost Basis Reporting. The Funds are required to report to the IRS, and to furnish to Fund shareholders, detailed cost basis and holding period information for Fund shares acquired on or after January 1, 2012 (“covered shares”), that are redeemed on or after that date. These requirements do not apply to investments through a tax-advantaged arrangement, such as a 401(k) or an IRA. If you redeem covered shares during any year, the Funds will report the following information to the IRS and to you on Form 1099-B: (i) the cost basis of such shares, (ii) the gross proceeds you received on the redemption, and (iii) the holding period for the redeemed shares. The Funds’ default method for calculating the cost basis of covered shares is the average cost basis. You should contact your tax or other advisor about the application of the cost basis reporting rules to you, particularly whether you should elect a cost basis calculation method other than the default average cost basis. If you wish to change your cost basis methodology, please see the Cost Basis Election Form at www.driehaus.com or call 1-800-560-6111. If you hold your Fund shares through a financial intermediary, please contact your representative regarding the reporting of cost basis and available elections for your account.

Taxation of Non-U.S. Shareholders. Non-U.S. shareholders, including shareholders who, with respect to the U.S., are nonresident aliens, may be subject to U.S. withholding tax on certain distributions at a rate of 30% or such lower rates as may be prescribed by an applicable treaty.

Certifications of federal income tax status are contained in the account application that should be completed and returned when opening an account. Each Fund must promptly pay to the IRS all amounts withheld. Therefore, it is usually not possible for a Fund to reimburse a shareholder for amounts withheld. A shareholder may, however, claim the amount withheld as a credit on the shareholder’s federal income tax return, provided certain information is provided to the IRS.

The foregoing discussion of U.S. federal income taxation is only a general summary as of April 29, 2012. It is not intended to be a full discussion of all federal income tax laws and their effect on shareholders. Shareholders should consult their tax advisors as to the federal, state, local or foreign tax consequences of ownership of any Fund shares before making an investment in a Fund.

Financial Highlights — Driehaus International Discovery Fund

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information below has been derived from financial statements audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, is included in the annual report, which is available, without charge, upon request.

	For the Year Ended December 31,
	2011		2010	2009	2008	2007

Net asset value, beginning of period	$30.27		$27.19	$18.28	$41.55	$39.35

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.13	^	(0.22)	0.00 ~	(0.06)	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(6.13)		3.86	9.02	(22.85)	12.19

Total income (loss) from investment operations	(6.00)		3.64	9.02	(22.91)	12.16

LESS DISTRIBUTIONS:
Dividends from net investment income	—		(0.56)	(0.11)	—	(0.13)
Distributions from capital gains	—		—	—	(0.38)	(9.83)

Total distributions	—		(0.56)	(0.11)	(0.38)	(9.96)

Redemption fees added to paid-in capital	0.00	~	0.00 ~	0.00 ~	0.02	0.00 ~

Net asset value, end of period	$24.27		$30.27	$27.19	$18.28	$41.55

Total Return	(19.85)%		13.47%	49.28%	(55.07)%	32.32%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$211,927		$338,840	$364,411	$302,112	$857,041
Ratio of expenses before reimbursements, waivers and fees paid indirectly to average net assets	1.72	%¥	1.71%	1.75%	1.65%	1.63%
Ratio of net expenses to average net assets	1.71	%#¥	1.70%#	1.74%#	1.64%#	1.59%#
Ratio of net investment income (loss) to average net assets	0.44	%#	(0.77)%#	0.07%#	(0.07)%#	(0.28)%#
Portfolio turnover	119%		93%	145%	188%	218%

^	Net investment income (loss) per share has been calculated using the average shares method.

~	Amount represents less than $0.01 per share.

#	Such ratios are net of fees paid indirectly through a commission recapture program.

¥     Ratio of expenses to average net assets includes interest expense of less than 0.005% for the year ended December 31, 2011. The interest expense is from utilizing the line of credit.

Financial Highlights — Driehaus Emerging Markets Growth Fund

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information below has been derived from financial statements audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, is included in the annual report, which is available, without charge, upon request.

	For the Year Ended December 31,
	2011	2010	2009	2008	2007

Net asset value, beginning of period	$32.20	$29.24	$17.19	$43.45	$39.09

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.16	(0.04)^	(0.05)	(0.08)	(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(4.97)	6.84	12.09	(23.53)	16.00

Total income (loss) from investment operations	(4.81)	6.80	12.04	(23.61)	15.91

LESS DISTRIBUTIONS:
Dividends from net investment income	—	(0.69)	—	—	—
Distributions from capital gains	(1.67)	(3.15)	—	(2.65)	(11.56)

Total distributions	(1.67)	(3.84)	—	(2.65)	(11.56)

Redemption fees added to paid-in capital	0.00 ~	0.00 ~	0.01	0.00 ~	0.01

Net asset value, end of period	$25.72	$32.20	$29.24	$17.19	$43.45

Total Return	(15.02)%	23.56%	70.10%	(54.45)%	42.36%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$741,291	$834,311	$575,842	$263,406	$958,230
Ratio of expenses before reimbursements, waivers and fees paid indirectly to average net assets	1.68%	1.69%	1.78%	1.77%	1.74%
Ratio of net expenses to average net assets	1.64%#	1.63%#	1.75%#	1.75%#	1.69%#
Ratio of net investment income (loss) to average net assets	0.49%#	(0.15)%#	(0.30)%#	(0.19)%#	(0.22)%#
Portfolio turnover	342%	293%	275%	313%	165%

^	Net investment income (loss) per share has been calculated using the average shares method.

~	Amount represents less than $0.01 per share.

#	Such ratios are net of fees paid indirectly through a commission recapture program.

Financial Highlights — Driehaus Emerging Markets Small Cap Growth Fund

The financial highlights table is intended to help you understand the Fund’s financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information below has been derived from financial statements audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, is included in the annual report, which is available, without charge, upon request.

	For the Period August 22, 2011 through December 31, 2011

Net asset value, beginning of period	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.03)
Net realized and unrealized gain (loss) on investments	(1.16)

Total income (loss) from investment operations	(1.19)

LESS DISTRIBUTIONS:
Dividends from net investment income	—
Distributions from capital gains	—

Total distributions	—

Redemption fees added to paid-in capital	—

Net asset value, end of period	$8.81

Total Return	(11.90	)%**

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$32,720
Ratio of expenses before reimbursements and waivers to average net assets	2.74	%*
Ratio of net expenses to average net assets	1.97	%*†#
Ratio of net investment income (loss) to average net assets	(0.91	)%*†#
Portfolio turnover	74	%**

*	Annualized

**	Not Annualized

†     Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements, when applicable. BNY Mellon Investment Servicing (US) Inc., the administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, August 22, 2011. The Adviser agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total Fund operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 2.00% of average daily net assets until August 21, 2014.

#	Such ratios are net of fees paid indirectly through a commission recapture program.

Financial Highlights — Driehaus International Small Cap Growth Fund

The financial highlights table is intended to help you understand the Fund’s financial performance since inception. Certain information reflects financial results for a single Fund share. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information below has been derived from financial statements audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, is included in the annual report, which is available, without charge, upon request.

	For the Year Ended December 31,							For the Period September 17, 2007 through December 31, 2007
	2011	2010		2009		2008

Net asset value, beginning of period	$9.66	$7.64		$4.93		$11.14		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.07	(0.06)		(0.02)		(0.01)		(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.17)	2.14		2.73		(5.90)		1.84

Total income (loss) from investment operations	(1.10)	2.08		2.71		(5.91)		1.82

LESS DISTRIBUTIONS:
Dividends from net investment income	(0.05)	(0.06)		—		(0.01)		(0.10)
Distributions from capital gains	—	—		—		(0.29)		(0.61)

Total distributions	(0.05)	(0.06)		—		(0.30)		(0.71)

Redemption fees added to paid-in capital	0.00 ~	0.00	~	0.00	~	0.00	~	0.03

Net asset value, end of period	$8.51	$9.66		$7.64		$4.93		$11.14

Total Return	(11.39)%	27.13%		55.17%		(53.12)%		18.88	%**

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$232,729	$258,446		$201,020		$111,446		$143,364
Ratio of expenses before reimbursements, waivers and fees paid indirectly to average net assets	1.73%	1.75%		1.87%		1.88%		1.94	%*
Ratio of net expenses to average net assets	1.69%#	1.72	%†#	1.85	%†#	1.83	%†#	1.90	%*†#
Ratio of net investment income (loss) to average net assets	0.66%#	(0.76	)%†#	(0.54	)%†#	(0.71	)%†#	(0.83	)%*†#
Portfolio turnover	311%	298%		265%		271%		100	%**

*	Annualized

**	Not Annualized

~	Amount represents less than $0.01 per share.

†     Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements, when applicable. BNY Mellon Investment Servicing (US) Inc., the administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, September 17, 2007. The Adviser agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that the total Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 2.00% of average daily net assets until September 16, 2010.

#	Such ratios are net of fees paid indirectly through a commission recapture program.

Financial Highlights — Driehaus Global Growth Fund

The financial highlights table is intended to help you understand the Fund’s financial performance since inception. Certain information reflects financial results for a single Fund share. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information below has been derived from financial statements audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, is included in the annual report, which is available, without charge, upon request.

	For the Year Ended December 31,						For the Period May 1, 2008 through December 31, 2008
	2011		2010		2009

Net asset value, beginning of period	$9.01		$7.59		$4.98		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.10)		(0.11)		(0.05)		(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.53)		1.55		2.66		(5.00)

Total income (loss) from investment operations	(1.63)		1.44		2.61		(5.02)

LESS DISTRIBUTIONS:
Dividends from net investment income	—		(0.02)		—		—
Distributions from capital gains	(0.80)		—		—		—

Total distributions	(0.80)		(0.02)		—		—

Redemption fees added to paid-in capital	0.00	~	—		0.00	~	0.00	~

Net asset value, end of period	$6.58		$9.01		$7.59		$4.98

Total Return	(18.15)%		19.00%		52.41%		(50.20	)%**

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$35,580		$52,719		$40,301		$14,557
Ratio of expenses before reimbursements and/or recapture, waivers and fees paid indirectly to average net assets	1.88	%¥	1.81%		2.34%		3.94	%*
Ratio of net expenses to average net assets	1.97	%†#¥	2.00	%†#	2.00	%†#	2.00	%*†#
Ratio of net investment income (loss) to average net assets	(1.08	)%†#	(1.37	)%†#	(1.09	)%†#	(0.86	)%*†#
Portfolio turnover	142%		145%		119%		74	%**

*	Annualized

**	Not Annualized

~	Amount represents less than $0.01 per share.

†     Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements and/or recapture, when applicable. BNY Mellon Investment Servicing (US) Inc., the administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, May 1, 2008. The Adviser agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that the total Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 2.00% of average daily net assets until April 30, 2011.

¥     Ratio of expenses to average net assets include interest expense of less than 0.005% for the year ended December 31, 2011. The interest expense is from utilizing the line of credit.

#	Such ratios are net of fees paid indirectly through a commission recapture program.

Financial Highlights — Driehaus Mid Cap Growth Fund

The financial highlights table is intended to help you understand the Fund’s financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information below has been derived from financial statements audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, is included in the annual report, which is available, without charge, upon request.

	For the Year Ended December 31,		For the Period April 27, 2009 through December 31, 2009
	2011	2010
Net asset value, beginning of period	$13.69	$11.63	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.16)	(0.14)	(0.08)
Net realized and unrealized gain (loss) on investments	(0.14)	3.25	2.85

Total income (loss) from investment operations	(0.30)	3.11	2.77

LESS DISTRIBUTIONS:
Dividends from net investment income	—	—	—
Distributions from capital gains	(0.86)	(1.05)	(1.14)

Total distributions	(0.86)	(1.05)	(1.14)

Redemption fees added to paid-in capital	0.00 ~	0.00 ~	0.00	~

Net asset value, end of period	$12.53	$13.69	$11.63

Total Return	(2.15)%	26.59%	27.66	%**

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$21,895	$21,573	$14,821
Ratio of expenses before reimbursements and waivers to average net assets	1.95%	2.47%	2.82	%*
Ratio of net expenses to average net assets	1.75%†	1.75%†	1.75	%*†
Ratio of net investment income (loss) to average net assets	(1.13)%†	(1.39)%†	(1.15	)%*†
Portfolio turnover	193%	182%	208	%**

*	Annualized

**	Not Annualized

~	Amount represents less than $0.01 per share.

†     Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements, when applicable. BNY Mellon Investment Servicing (US) Inc., the administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, April 27, 2009. The Adviser agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 1.75% of average daily net assets until April 30, 2015.

Financial Highlights — Driehaus Large Cap Growth Fund

The financial highlights table is intended to help you understand the Fund’s financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information below as been derived from financial statements audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, is included in the annual report, which is available, without charge, upon request.

	For the Year Ended December 31,		For the Period April 27, 2009 through December 31, 2009
	2011	2010

Net asset value, beginning of period	$13.79	$11.94	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.11)	(0.12)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.02)	2.67	2.36

Total income (loss) from investment operations	(0.14)	2.55	2.31

LESS DISTRIBUTIONS:
Dividends from net investment income	—	—	—
Distributions from capital gains	(1.13)	(0.70)	(0.37)

Total distributions	(1.13)	(0.70)	(0.37)

Redemption fees added to paid-in capital	0.00 ~	0.00 ~	0.00	~

Net asset value, end of period	$12.52	$13.79	$11.94

Total Return	(0.97)%	21.36%	23.14	%**

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$19,335	$21,169	$13,875
Ratio of expenses before reimbursements and waivers to average net assets	1.96%	2.28%	2.72	%*
Ratio of net expenses to average net assets	1.75%†	1.75%†	1.75	%*†
Ratio of net investment income (loss) to average net assets	(0.76)%†	(1.12)%†	(0.67	)%*†
Portfolio turnover	156%	140%	142	%**

*	Annualized

**	Not Annualized

~	Amount represents less than $0.01 per share.

†     Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements, when applicable. BNY Mellon Investment Servicing (US) Inc., the administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, April 27, 2009. The Adviser agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 1.75% of average daily net assets until April 30, 2015.

FOR MORE INFORMATION

More information on these Funds is available without charge, upon request, including the following:

Annual/Semi-Annual Reports

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual report, you will find a letter from the Adviser discussing recent market conditions, economic trends and Fund strategies that significantly affected the Funds’ performance during the Funds’ last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more details about each Fund and its policies. A current SAI is on file with the SEC and is incorporated by reference.

To Obtain Information:

By Telephone

Call 1-800-560-6111

By Mail

Write to:

Driehaus Mutual Funds

P.O. Box 9817

Providence, RI 02940

On the Internet

Text-only versions of Fund documents, including the SAI, annual and semi-annual reports can be viewed online or downloaded without charge from: www.driehaus.com or the SEC at http://www.sec.gov.

You can also obtain copies by visiting the SEC’s Public Reference Room in Washington, DC

(1-202-551-8090) or by sending your request by email to publicinfo@sec.gov or to the SEC’s Public Reference Section, Washington, DC 20549-1520 (a duplicating fee is charged).

© 2012, Driehaus Mutual Funds

1940 Act File No. 811-07655

PROSPECTUS

April 29, 2012

25 East Erie Street

Chicago, Illinois 60611

1-877-779-0079

Driehaus Active Income Fund *LCMAX

Driehaus Select Credit Fund *DRSLX

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or determined if this Prospectus is truthful and complete. Any representation to the contrary is a criminal offense.

Table of Contents

Fund Summaries

Driehaus Active Income Fund

Ticker: LCMAX

Investment Objective

Driehaus Active Income Fund seeks current income and capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge Imposed on Purchases	None
Maximum Deferred Sales Charge.	None
Maximum Sales Charge Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.55%
Other Expenses
Other Expenses Excluding Dividends and Interest on Short Sales	0.33%
Dividends and Interest on Short Sales	0.13%

Total Annual Fund Operating Expenses	1.01%

Expense Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$103	$322	$558	$1,236

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55% of the average value of its portfolio.

Principal Investment Strategy

The Fund is actively managed by taking both long and short positions in debt and equity securities and investing in derivatives (swaps, options and futures). The investment adviser uses techniques intended to provide absolute (positive) returns in various markets by employing strategies that exploit disparities or inefficiencies in markets. The Fund invests primarily in U.S. fixed-income and floating rate securities, including fixed and floating rate loans that have a senior right to repayment (“Senior Loans”). The Fund may invest in securities of both investment and non-investment (“junk”) grade credit quality. Debt securities may or may not have been rated by a rating agency and the investment adviser is not constrained by ratings when selecting debt securities for investment. The Fund may invest in debt securities of any maturity and does not attempt to maintain any pre-set average portfolio maturity or duration. The Fund seeks to target the annualized volatility of the Barclays Capital U.S. Aggregate Bond Index, which tracks the U.S. investment grade fixed rate bond market. The Fund also invests in common and preferred stocks across all market capitalizations. The Fund may use derivatives to manage interest rate risk, as part of a hedging strategy

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(attempting to reduce risk by offsetting one investment position with another) or to speculate. In addition to investing in outright long and short positions, as part of its investment strategy, the Fund will engage in a variety of arbitrage trading strategies to seek to take advantage of relative value opportunities between two or more securities. The Fund will invest in a relatively low number of issuers, making it a nondiversified fund. The Fund may frequently and actively trade its portfolio securities. In managing the Fund, the Adviser utilizes fundamental market analysis and macroeconomic analysis to identify investment opportunities. Fundamental market analysis includes an assessment of yield and credit quality differences among securities as well as demand and supply trends. Macroeconomic analysis includes an assessment of fiscal and monetary status and the anticipation of changes in global economies, markets, political conditions and other factors. Investment decisions may also be based on technical factors such as price momentum, market sentiment, and supply or demand imbalances. The Fund sells holdings for a variety of reasons, such as to adjust its average maturity or quality, to shift assets into better yielding securities, or to alter sector exposure.

Principal Risks

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Fund is intended for investors who can accept the risks involved with its investments, such as credit risk, and who can accept the fact that there will be principal fluctuation. Of course, there can be no assurance that the Fund will achieve its objective. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund:

Main Risks of Debt Securities. Debt securities may be subject to credit risk, interest rate risk, prepayment and extension risk as well as call risk. Credit risk is the failure of an issuer or borrower to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond or creditworthiness of a borrower, which can cause the security’s price to fall, potentially lowering the Fund’s share price. Prices of bonds and Senior Loans tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond and Senior Loan prices and, accordingly, the Fund’s share price. The longer the Fund’s effective maturity and duration, the more its share price is likely to react to interest rates. Interest rate changes normally have different effects on variable or floating rate securities than they do on securities with fixed interest rates. When interest rates fall, debt securities may be repaid more quickly than expected and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt securities may be repaid more slowly than expected and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” If an issuer “calls” its bond before its maturity date during a time of declining interest rates, the Fund might have to reinvest the proceeds in an investment offering a lower yield.

Fixed-Income Market Risks. Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns can cause increased volatility in those debt securities or debt securities markets and the related derivatives markets. Under some circumstances, those concerns could cause reduced liquidity in certain debt securities markets and the related derivative traded securities. A lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

High Yield Risk. Low-rated and comparable unrated securities (“junk bonds”), while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as speculative with respect to the issuer’s capacity to pay interest and to repay principal. The market values of certain of these securities tend to be more sensitive to individual corporate development and changes in economic conditions than higher quality bonds. In addition, junk bonds tend to be less marketable than higher-quality debt securities because the market for them is not as broad or active. The lack of a liquid secondary market may have an adverse effect on market price and the Fund’s ability to sell particular securities.

Derivatives Risk. The performance of derivative instruments depends largely on the performance of an underlying currency, security or index and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivative instruments may give rise to leverage and losses on derivatives may substantially exceed the initial investment. The use of derivatives involves risks different from, and possibly greater than, the risks associated

2

with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is a risk of imperfect correlation between the value of the derivative and the underlying instrument. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. Further, the Fund may invest in derivatives for speculative purposes. Gains or losses from speculative positions in a derivative may be much greater than the derivative’s original cost and potential losses may be substantial. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Market Risk. The Fund is subject to market risk, which is the possibility that securities prices overall, including both debt and equity securities, will decline over short or even long periods. Securities markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund’s shares.

Small- and Medium-Sized Company Risk. The Fund invests in companies that are smaller, less established, with less liquid markets for their securities, and therefore may be riskier investments. While small- and medium-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small- and medium-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the frequency and volume of trading in small- and medium- size companies is substantially less than is typical of larger companies. The value of securities of smaller, less well known issuers can be more volatile than that of larger issues.

Short Sale Risk. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales may also cause the Fund to have higher expenses than those of other funds.

Nondiversification. Because the Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers, it may be subject to greater risks and larger losses than diversified funds. The value of the Fund may vary more as a result of changes in the financial condition or the market’s assessment of the issuers than a more diversified fund.

Allocation Risk. The Fund’s overall risk level will depend on the market sectors in which the Fund is invested and the current interest rate, liquidity and credit quality of such sectors. The Fund may overweight or underweight certain issuers, industries or market sectors, which may cause the Fund’s performance to be more or less sensitive to developments affecting those issuers, industries or sectors. The Fund may have significant weightings in a particular issuer, sector or industry, which may subject the Fund to greater risks than less focused funds.

High Rates of Turnover. The Fund may experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes. To the extent the Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by the Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Manager Risk. How the investment adviser manages the Fund will impact the Fund’s performance. The Fund may lose money if the investment adviser’s investment strategy does not achieve the Fund’s objective or if the investment adviser does not implement the strategy successfully.

Performance

The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. Of course, the Fund’s past performance (before and after taxes) is not

3

necessarily an indication of future performance. Updated performance information is available by visiting www.driehaus.com or by calling 1-877-779-0079.

The Fund commenced operations on June 1, 2009, following the receipt of the assets and liabilities of the Lotsoff Capital Management Active Income Fund (the “Predecessor Fund”), managed by Lotsoff Capital Management, through a reorganization into the Fund. Certain financial and performance information in this Prospectus includes that of the Predecessor Fund.

Annual Returns for the year ended December 31

During the periods shown in the bar chart, the highest return for a quarter was 9.51% (quarter ended 6/30/09) and the lowest return for a quarter was –8.53% (quarter ended 9/30/11).

Average Annual Total Returns as of December 31, 2011	1 Year		5 Years	Since Inception (11/8/05-12/31/11)
Driehaus Active Income Fund
Return Before Taxes	–	5.61%	4.29%	4.30%
Return After Taxes on Distributions	–	6.83%	2.78%	2.86%
Return After Taxes on Distributions and Sale of Fund Shares	–	3.50%	2.85%	2.89%
Citigroup 3-Month T-Bill Index (reflects no deduction for fees, expenses, or taxes)		0.08%	1.36%	1.98%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.85%	6.50%	6.57%

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the highest historic marginal individual federal income tax rates during the period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Portfolio Management

Investment Adviser

Driehaus Capital Management LLC (“DCM”)

Portfolio Managers

K.C. Nelson Portfolio Manager of DCM Portfolio Manager of the Fund since 6/09	Mirsada Durakovic Assistant Portfolio Manager of DCM Assistant Portfolio Manager of the Fund since 6/09	Elizabeth Cassidy Assistant Portfolio Manager of DCM Assistant Portfolio Manager of the Fund since 11/09

4

Purchase and Sale of Fund Shares

The Fund is closed to new investors. For additional information, please see “Shareholder Information — General Purchase Information.”

Minimum Initial Investment	Minimum Subsequent Investment	Minimum Initial IRA Investment	Minimum Subsequent IRA Investment	Minimum Automatic Investment Plan (Monthly)
$25,000	$5,000	$2,000	$500	$1,000

In general, you can buy or sell shares of the Fund by regular mail addressed to Driehaus Mutual Funds, c/o UMB Fund Services, Inc., P.O. Box 2175, Milwaukee, WI 53201-2175, or by overnight delivery addressed to Driehaus Mutual Funds, c/o UMB Fund Services, Inc., 803 W. Michigan Street, Milwaukee, WI 53233, or by phone at 1-877-779-0079 on any business day. You may also buy and sell shares through a financial professional.

Tax Information

The Fund’s distributions may be taxable as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

5

Driehaus Select Credit Fund

Ticker: DRSLX

Investment Objective

Driehaus Select Credit Fund seeks to provide positive returns under a variety of market conditions.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge Imposed on Purchases	None
Maximum Deferred Sales Charge	None
Maximum Sales Charge Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.80%
Other Expenses
Other Expenses Excluding Dividends and Interest on Short Sales	0.63%
Dividends and Interest on Short Sales	0.44%

Total Annual Fund Operating Expenses	1.87%

Driehaus Capital Management LLC, the Fund’s investment adviser, has entered into a contractual agreement to cap the Fund’s annual operating expenses, excluding dividends and interest on short sales, at 1.75% of average daily net assets until the earlier of the termination of the investment advisory agreement or September 30, 2013. Pursuant to the agreement, and so long as the investment advisory agreement is in place, for a period of three years subsequent to the Fund’s commencement of operations on September 30, 2010, the investment adviser is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap.

Expense Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Reflected for the one-year period and the first year of each additional period in the Example are investment advisory fees recaptured by the investment adviser pursuant to the contractual agreement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$190	$575	$986	$2,132

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.

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Principal Investment Strategy

The Fund is actively managed by taking both long and short positions in debt and equity securities and investing in derivatives (swaps, options and futures). The investment adviser uses techniques intended to provide absolute (positive) returns in various markets by employing strategies that exploit disparities or inefficiencies in markets. The Fund invests primarily in U.S. fixed-income and floating rate securities, including fixed and floating rate loans that have a senior right to repayment (“Senior Loans”). The Fund may invest in securities of both investment and non-investment (“junk”) grade credit quality. Debt securities may or may not have been rated by a rating agency and the investment adviser is not constrained by ratings when selecting debt securities for investment. The Fund may invest in debt securities of any maturity and does not attempt to maintain any pre-set average portfolio maturity or duration. The Fund seeks to target the annualized volatility of the BofA Merrill Lynch US High Yield Index, which tracks the performance of below-investment grade, U.S. dollar-denominated corporate bonds. The Fund also invests in common and preferred stocks across all market capitalizations. The Fund may use derivatives to manage interest rate risk, as part of a hedging strategy (attempting to reduce risk by offsetting one investment position with another) or to speculate. In addition to investing in outright long and short positions, as part of its investment strategy, the Fund will engage in a variety of arbitrage trading strategies to seek to take advantage of relative value opportunities between two or more securities. The Fund will invest in a relatively low number of issuers, making it a nondiversified fund. The Fund may frequently and actively trade its portfolio securities. In managing the Fund, the investment adviser utilizes fundamental market analysis and macroeconomic analysis to identify investment opportunities. Fundamental market analysis includes an assessment of yield and credit quality differences among securities as well as demand and supply trends. Macroeconomic analysis includes an assessment of fiscal and monetary status and the anticipation of changes in global economies, markets, political conditions and other factors. Investment decisions may also be based on technical factors such as price momentum, market sentiment, and supply or demand imbalances. The Fund sells holdings for a variety of reasons, such as to adjust its average maturity or quality, to shift assets into better yielding securities, or to alter sector exposure.

Principal Risks

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Fund is intended for investors who seek positive returns under a variety of market conditions and can accept the risks involved with its investments, such as credit risk, and who can accept the fact that there will be principal fluctuation. Of course, there can be no assurance that the Fund will achieve its objective. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund:

Main Risks of Debt Securities. Debt securities may be subject to credit risk, interest rate risk, prepayment and extension risk as well as call risk. Credit risk is the failure of an issuer or borrower to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond or creditworthiness of a borrower, which can cause the security’s price to fall, potentially lowering the Fund’s share price. Prices of bonds and Senior Loans tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond and Senior Loan prices and, accordingly, the Fund’s share price. The longer the Fund’s effective maturity and duration, the more its share price is likely to react to interest rates. Interest rate changes normally have different effects on variable or floating rate securities than they do on securities with fixed interest rates. When interest rates fall, debt securities may be repaid more quickly than expected and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt securities may be repaid more slowly than expected and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” If an issuer “calls” its bond before its maturity date during a time of declining interest rates, the Fund might have to reinvest the proceeds in an investment offering a lower yield.

Fixed-Income Market Risks. Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns can cause increased volatility in those debt securities or debt securities markets and the related derivatives markets. Under some circumstances, those concerns could cause reduced liquidity in certain debt securities markets and the related derivative traded securities. A lack of liquidity or other adverse

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credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

High Yield Risk. Low-rated and comparable unrated securities (“junk bonds”), while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as speculative with respect to the issuer’s capacity to pay interest and to repay principal. The market values of certain of these securities tend to be more sensitive to individual corporate development and changes in economic conditions than higher quality bonds. In addition, junk bonds tend to be less marketable than higher-quality debt securities because the market for them is not as broad or active. The lack of a liquid secondary market may have an adverse effect on market price and the Fund’s ability to sell particular securities.

Derivatives Risk. The performance of derivative instruments depends largely on the performance of an underlying currency, security or index and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivative instruments may give rise to leverage and losses on derivatives may substantially exceed the initial investment. The use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is a risk of imperfect correlation between the value of the derivative and the underlying instrument. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. Further, the Fund may invest in derivatives for speculative purposes. Gains or losses from speculative positions in a derivative may be much greater than the derivative’s original cost and potential losses may be substantial. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Market Risk. The Fund is subject to market risk, which is the possibility that securities prices overall, including both debt and equity securities, will decline over short or even long periods. Securities markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund’s shares.

Small- and Medium-Sized Company Risk. The Fund invests in companies that are smaller, less established, with less liquid markets for their securities, and therefore may be riskier investments. While small- and medium-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small- and medium-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the frequency and volume of trading in small- and medium- size companies is substantially less than is typical of larger companies. The value of securities of smaller, less well known issuers can be more volatile than that of larger issues.

Short Sale Risk. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales may also cause the Fund to have higher expenses than those of other funds.

Nondiversification. Because the Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers, it may be subject to greater risks and larger losses than diversified funds. The value of the Fund may vary more as a result of changes in the financial condition or the market’s assessment of the issuers than a more diversified fund.

Allocation Risk. The Fund’s overall risk level will depend on the market sectors in which the Fund is invested and the current interest rate, liquidity and credit quality of such sectors. The Fund may overweight or underweight certain issuers, industries or market sectors, which may cause the Fund’s performance to be more or less sensitive to developments affecting those issuers, industries or sectors. The Fund may have significant weightings in a particular issuer, sector or industry, which may subject the Fund to greater risks than less focused funds.

High Rates of Turnover. The Fund may experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for

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federal income tax purposes. To the extent the Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by the Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Manager Risk. How the investment adviser manages the Fund will impact the Fund’s performance. The Fund may lose money if the investment adviser’s investment strategy does not achieve the Fund’s objective or if the investment adviser does not implement the strategy successfully.

Performance

The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart will show the volatility — or variability — of the Fund’s annual total returns over time, and that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Updated performance information is available by visiting www.driehaus.com or by calling 1-877-779-0079.

Annual Returns for the year ended December 31

During the period shown in the bar chart, the highest return for a quarter was 2.65% (quarter ended 12/31/11) and the lowest return for a quarter was –7.78% (quarter ended 9/30/11).

Average Annual Total Returns as of December 31, 2011	1 Year	Since Inception (9/30/10-12/31/11)
Driehaus Select Credit Fund
Return Before Taxes	–2.64%	0.55%
Return After Taxes on Distributions	–3.96%	–0.76%
Return After Taxes on Distributions and Sale of Fund Shares	–1.58%	–0.22%
Citigroup 3-Month T-Bill Index
(reflects no deduction for fees, expenses, or taxes)	0.08%	0.09%
BofA Merrill Lynch US High Yield Index
(reflects no deduction for fees, expenses, or taxes)	4.38%	6.01%

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the highest historic marginal individual federal income tax rates during the period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

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Portfolio Management

Investment Adviser

Driehaus Capital Management LLC (“DCM”)

Portfolio Managers

K.C. Nelson Portfolio Manager of DCM Portfolio Manager of the Fund since 9/10	Mirsada Durakovic Assistant Portfolio Manager of DCM Assistant Portfolio Manager of the Fund since 9/10	Elizabeth Cassidy Assistant Portfolio Manager of DCM Assistant Portfolio Manager of the Fund since 9/10

Purchase and Sale of Fund Shares

Minimum Initial Investment	Minimum Subsequent Investment	Minimum Initial IRA Investment	Minimum Subsequent IRA Investment	Minimum Automatic Investment Plan (Monthly)
$25,000	$5,000	$2,000	$500	$1,000

In general, you can buy or sell shares of the Fund by regular mail addressed to Driehaus Mutual Funds, c/o UMB Fund Services, Inc., P.O. Box 2175, Milwaukee, WI 53201-2175, or by overnight delivery addressed to Driehaus Mutual Funds, c/o UMB Fund Services, Inc., 803 W. Michigan Street, Milwaukee, WI 53233, or by phone at 1-877-779-0079 on any business day. You may also buy and sell shares through a financial professional.

Tax Information

The Fund’s distributions may be taxable as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and/or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

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Additional Information About the Funds

Goal of the Funds

The Driehaus Active Income Fund seeks to provide current income and capital appreciation. The Driehaus Select Credit Fund seeks to provide positive returns under a variety of market conditions. The Driehaus Active Income Fund and Driehaus Select Credit Fund are each referred to individually herein as a “Fund” and together as the “Funds.” Because markets in general, and the individual securities purchased by the Funds, go down in price as well as up, you may lose money by investing in a Fund. The Funds are specialized investment vehicles and should be used as part of your overall investment strategy to diversify your holdings. The Funds are each a series of the Driehaus Mutual Funds (the “Trust”), an open-end management investment company. Please review all the disclosure information carefully.

Who May Want to Invest in the Funds

The Funds may be an appropriate investment if you:

•	Are looking for an investment that seeks to provide current income and capital appreciation under a variety of market conditions (Active Income).
•	Are looking for an investment that seeks to provide positive returns under a variety of market conditions (Select Credit).
•

Are looking for an absolute return strategy that targets the volatility of the U.S. investment grade fixed-rate bond market (Active Income) or the volatility of below-investment grade, U.S. dollar-denominated corporate bonds (Select Credit).

•	Are prepared to receive taxable dividends.
•	Can accept the risks involved with the Funds’ investments, such as credit risk, and that there will be principal fluctuation.

Investment Adviser

Each Fund is managed by Driehaus Capital Management LLC (the “Adviser”), a registered investment adviser founded in 1982. As of March 31, 2012, the Adviser managed approximately $8.0 billion in assets.

Investment Philosophy

In managing the Funds, the Adviser utilizes fundamental market analysis and macroeconomic analysis to identify investment opportunities. Fundamental market analysis includes an assessment of yield and credit quality differences among securities as well as demand and supply trends. Fundamental analysis also includes reviewing various attributes and risk factors, including, but not limited to: headline, credit, call, put, volatility and structure risks, and/or other idiosyncratic risks associated with a security. The Adviser considers numerous criteria in evaluating securities for investment and in determining sector and industry weightings including understanding the operational characteristics of the underlying company or assets, such as sales growth, operating leverage, cash flow metrics, balance sheet strength, and the competitive landscape. Macroeconomic analysis includes an assessment of fiscal and monetary status and the anticipation of changes in global economies, markets, political conditions and other factors. Investment decisions may also be based on technical factors such as price momentum, market sentiment, and supply or demand imbalances. In addition, the Adviser expects to employ opportunistic trading strategies in achieving returns for the Funds. This investment philosophy may result in high portfolio turnover. High portfolio turnover in any year may result in payment by a Fund of above-average amounts of transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

Fund Distributions

The Funds intend to pay dividends, if any, at least quarterly. The amount of distributions will vary, and there is no guarantee the Funds will pay either income dividends or a capital gain distribution. Unless you are purchasing Fund shares through a tax-exempt or tax-deferred account (such as an individual retirement account (“IRA”)), buying Fund shares at a time when the Fund has undistributed income or recognized or unrecognized gains can cost you money in taxes. Contact the Funds for information concerning when distributions will be paid. You should consult your tax advisor regarding your tax situation.

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Investment Objectives and Principal Investment Strategies

Driehaus Active Income Fund. The Driehaus Active Income Fund seeks to provide current income and capital appreciation. This investment objective is fundamental and cannot be changed without the approval of shareholders. The Fund invests primarily in U.S. fixed-income and floating rate securities, but may also invest in foreign securities. The Fund also invests in common and preferred stocks across all market capitalizations. The Fund has no limit with respect to its portfolio maturity or duration and does not attempt to maintain any pre-set average portfolio duration. Duration is a measure of a debt security’s price sensitivity. Duration takes into account a debt security’s cash flows over time, including the possibility that a debt security might be prepaid by the issuer or redeemed by the holder prior to its stated maturity date. In contrast, maturity measures only the time until final payment is due. By way of example, a security with a duration of five years would likely drop five percent in value if interest rates rose one percentage point. The Fund will invest in a relatively low number of issuers, making it a nondiversified fund. The Adviser uses techniques intended to provide absolute (positive) returns in various markets by employing strategies that exploit disparities or inefficiencies in markets. The Fund seeks to target the annualized volatility of the Barclays Capital U.S. Aggregate Bond Index, which covers the U.S. investment grade fixed-rate bond market.

Driehaus Select Credit Fund. The Driehaus Select Credit Fund seeks to provide positive returns under a variety of market conditions. This investment objective is fundamental and cannot be changed without the approval of shareholders. The Fund invests primarily in U.S. fixed-income and floating rate securities, but may also invest in foreign securities. The Fund also invests in common and preferred stocks across all market capitalizations. The Fund has no limit with respect to its portfolio maturity or duration and does not attempt to maintain any pre-set average portfolio duration. Duration is a measure of a debt security’s price sensitivity. Duration takes into account a debt security’s cash flows over time, including the possibility that a debt security might be prepaid by the issuer or redeemed by the holder prior to its stated maturity date. In contrast, maturity measures only the time until final payment is due. By way of example, a security with a duration of five years would likely drop five percent in value if interest rates rose one percentage point. The Fund will invest in a relatively low number of issuers, making it a nondiversified fund. The Adviser uses techniques intended to provide absolute (positive) returns in various markets by employing strategies that exploit disparities or inefficiencies in markets. The Fund seeks to target the annualized volatility of the BofA Merrill Lynch US High Yield Index, which tracks the performance of below-investment grade, U.S. dollar-denominated corporate bonds.

Both Funds. U.S. fixed-income and floating rate securities, including Senior Loans, in which the Funds invest are typically rated by at least one of the three major nationally recognized statistical rating organizations, with the rating representing the rating agency’s current opinion of the creditworthiness of the issuer or borrower. The Funds invest in securities of any credit rating, including securities with credit ratings below investment grade, i.e., “junk bonds”, and may also invest in securities that have not been rated by a rating agency. Investments in junk bonds are subject to greater credit risks than securities with credit ratings above investment grade and have a greater risk of default than investment grade debt securities. Senior Loans have the most senior position in a borrower’s capital structure or share the senior position with other senior debt securities of the borrower which generally gives the holders of secured Senior Loans a priority claim on some or all of the Senior Loan’s collateral in the event of a default.

There is less readily available, reliable information about some Senior Loans than for many other types of securities. While the Senior Loan interests held by the Funds typically will be structured as assignments from third parties, the Funds may also purchase participations from a loan investor (“Loan Investor”). With respect to a participation in a Senior Loan, as the Funds will typically have a contractual relationship with Loan Investor, not the borrower, the Funds assume the credit risk of both the Loan Investor and borrower. With respect to Senior Loans, there can be no assurance that the liquidation of any collateral would satisfy the borrower’s obligation in the event of bankruptcy or non-payment of scheduled interest or principal payments or that such collateral could be readily liquidated. In addition, actions taken by other investors in the Senior Loan may impact a Fund’s investment. In the event of the insolvency of a Loan Investor, a Fund may be treated as a general unsecured creditor of the Loan Investor and may not have a senior claim to the Loan Investor’s interest in the Senior Loan. In addition, there is no minimum rating or other independent evaluation of a borrower or its securities limiting the Funds’ investments. The Adviser relies primarily on its own evaluation of credit quality rather than on any available independent sources; therefore, each Fund is dependent on the analytical abilities of the Adviser.

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A Fund may, but is not required to, use derivatives, such as futures and options, as a substitute for taking a position in an underlying security, for speculation (taking a position in the hope of increasing returns), to manage interest rate risk, or as part of a hedging strategy (attempting to reduce risk by offsetting one investment position with another). These derivative transactions will involve forward contracts, futures contracts, options and swaps, including options on futures and swaps. A Fund may engage in short-selling for speculation or for hedging purposes. A short sale involves selling a security the Fund does not own. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). When a Fund engages in short-selling for hedging purposes, it is attempting to limit exposure to a possible market decline in the value of one or more of its portfolio securities.

A Fund may use futures and options for hedging or speculation. Participation in the options or futures markets involves investment risks and transactions costs to which a Fund would not be subject absent the use of these strategies. In particular, the loss from investing in futures contracts is potentially unlimited. If the Adviser’s prediction of movements in the securities or interest rate markets is inaccurate, the Fund could be in a worse position than if such strategies were not used.

Risks inherent in the use of options, futures contracts and options on futures contracts include: (1) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (2) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; and (3) the possible absence of a liquid secondary market for any particular instrument at any time.

A Fund may enter into swap agreements, which are agreements between two parties (counterparties) to exchange payments at specified dates (periodic payment dates) on the basis of a specified amount (notional amount) with the payments calculated with reference to a specified asset, reference rate, or index. The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Investment decisions are based on fundamental market factors, such as yield and credit quality differences among bonds as well as demand and supply trends. Investment decisions are also based on technical factors such as price momentum, market sentiment, and supply or demand imbalances. A Fund sells holdings for a variety of reasons, such as to adjust its average maturity or quality, to shift assets into better yielding securities, or to alter sector exposure.

As part of each Fund’s principal investment strategy, it will engage in a variety of trading strategies in an attempt to provide absolute (positive) returns under various market conditions, which involve many of the same types of risks as the Funds’ other investment strategies. These trading strategies include:

Capital Structure Arbitrage. This strategy attempts to take advantage of a pricing inefficiency between two or more securities of the same company. For example, a Fund may buy a senior debt instrument that the Adviser believes is undervalued, while simultaneously shorting a subordinated debt instrument of the same issuer that is believed to be overvalued.

Convertible Arbitrage. This strategy involves a Fund purchasing a convertible bond and selling short the underlying common stock. Generally this strategy seeks to profit from an improvement in credit quality of the issuer while hedging against default risk through the short sale of the underlying common stock. This strategy tends to perform better when equity markets are volatile because market volatility can positively impact the embedded optionality of the convertible bond.

Pairs Trading. This strategy attempts to profit from pricing inefficiencies between the securities of two similar companies by buying the security of one company and shorting the security of the other. In these trades, the Adviser anticipates the relationship between these securities will diverge or converge to an expected level where it may profit from the long and short positions.

Event Driven Trading. This strategy involves the purchase or sale of securities surrounding events such as mergers, acquisitions, reorganizations, or leveraged buy-outs. For example, a Fund may simultaneously purchase stock in a company being acquired, and sell stock in the company’s acquirer, anticipating to profit from the spread between the current market price and the ultimate purchase price of the company. A Fund may purchase or sell debt and/or equity securities that may be affected by these types of corporate events.

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Principal Risks

This section contains greater detail on the risks an investor would face as a shareholder in a Fund based on the Funds’ investment objective and strategies.

Credit Risk. Failure of an issuer or borrower (under a Senior Loan) to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond or creditworthiness of a borrower can cause a bond’s or Senior Loan’s price to fall, potentially lowering a Fund’s share price. Each Fund, in addition to investing in investment grade securities, may also invest in non-investment grade securities, which involve greater credit risk, including the risk of default. The prices of non-investment grade securities, including Senior Loans, are more sensitive to changing economic conditions and can fall dramatically in response to negative news about the issuer/borrower or its industry, or the economy in general.

Interest Rate Risk. Prices of bonds and Senior Loans tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond and Senior Loan prices and, accordingly, a Fund’s share price. The longer a Fund’s effective maturity and duration, the more its share price is likely to react to interest rates. Interest rate changes normally have different effects on variable or floating rate securities than they do on securities with fixed interest rates. Additionally, some of the trading strategies employed by each Fund attempt to take advantage of changes in the shape, or shifts, of the yield curve. The investment adviser may be incorrect in its assessment of projected changes in the yield curve.

Prepayment and Extension Risk. When interest rates fall, the principal on Senior Loans, mortgage-backed and certain asset-backed securities may be prepaid. The loss of higher yielding underlying Senior Loans and mortgages and the reinvestment of proceeds at lower interest rates can reduce a Fund’s potential price gain in response to falling interest rates, reduce a Fund’s yield, or cause a Fund’s share price to fall. When interest rates rise, the effective duration of a Fund’s Senior Loans, mortgage-related and other asset-backed securities may lengthen due to a drop in prepayments of the underlying mortgages or other assets. This is known as extension risk and would increase a Fund’s sensitivity to rising rates and its potential for price declines. However, mortgage-backed securities and other asset-backed securities are also sensitive to changes in redemption patterns. This may result in such securities being subject to increased rates of prepayment not only in a declining interest rate environment, but also in a stable or rising interest rate environment. In the latter case, prepayment may increase due to the ability of obligors on sub-prime financial assets underlying the securities to improve their credit ratings and refinance their obligations in order to benefit from reduced interest rate costs.

Call Risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer “calls” its bond during a time of declining interest rates, a Fund might have to reinvest the proceeds in an investment offering a lower yield.

Fixed-Income Market Risks. Economic and other market developments can adversely affect fixed-income securities markets. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns can cause increased volatility in those debt securities or debt securities markets and the related derivatives markets. Under some circumstances, those concerns could cause reduced liquidity in certain debt securities markets and the related derivative traded securities. A lack of liquidity or other adverse credit market conditions may hamper a Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

Volatility Risk. Each Fund may invest in mortgage-backed and asset-backed securities, including those backed by sub-prime loans. Recently, the market for these loans, as well as other debt securities, has experienced significant volatility, and prices for fixed-income securities, while historically relatively stable, have experienced a higher than normal degree of volatility due to perceived credit risk and resultant sharp decrease in liquidity.

Liquidity Risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and a Fund’s share price may fall dramatically. No active trading market may exist for some Senior Loans and certain Senior Loans may be subject to restrictions on resale. The inability to dispose of Senior Loans in a timely fashion could result in losses to a Fund. Extraordinary and sudden changes in interest rates could disrupt the market for fixed-income securities and result in fluctuations in a Fund’s net asset value. Investments in many, but not all, foreign securities tend to have greater exposure to liquidity risk than domestic securities.

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High Yield Risk. Low-rated and comparable unrated securities (“junk bonds”), while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as speculative with respect to the issuer’s capacity to pay interest and to repay principal. The market values of certain of these securities tend to be more sensitive to individual corporate development and changes in economic conditions than higher quality bonds. In addition, junk bonds tend to be less marketable than higher-quality debt securities because the market for them is not as broad or active. The lack of a liquid secondary market may have an adverse effect on market price and the Funds’ ability to sell particular securities.

Derivatives Risk. The performance of derivative instruments depends largely on the performance of an underlying currency, security or index and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivative instruments may give rise to leverage and losses on derivatives may substantially exceed the initial investment. The use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is a risk of imperfect correlation between the value of the derivative and the underlying instrument. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. Further, each Fund may invest in derivatives for speculative purposes. Gains or losses from speculative positions in a derivative may be much greater than the derivative’s original cost and potential losses may be substantial. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Market Risk. Each Fund is subject to market risk, which is the possibility that securities prices overall will decline over short or even long periods. Securities markets tend to move in cycles, with periods of rising prices and periods of falling prices. Values may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Although values can rebound, there is no assurance they will return to previous levels. These fluctuations are expected to have a substantial influence on the value of the Funds’ shares.

Small- and Medium-Sized Company Risk. Each Fund invests in companies that are smaller, less established, with less liquid markets for their securities, and therefore may be riskier investments. While small- and medium-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small- and medium-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the frequency and volume of trading in small- and medium-size companies is substantially less than is typical of larger companies. The value of securities of smaller, less well known issuers can be more volatile than that of larger issues.

Short Sale Risk. Short sales expose a Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to a Fund. The amount a Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales may also cause a Fund to have higher expenses than those of other funds.

Nondiversification. Because each Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers, the Funds may be subject to greater risks and larger losses than diversified funds. The value of a Fund may vary more as a result of changes in the financial condition or the market’s assessment of the issuers than a more diversified fund.

Allocation Risk. Each Fund’s overall risk level will depend on the market sectors in which a Fund is invested and the current interest rate, liquidity and credit quality of such sectors. Each Fund may overweight or underweight certain issuers, industries or market sectors, which may cause the Fund’s performance to be more or less sensitive to developments affecting those issuers, industries or sectors. Each Fund may have significant weightings in a particular issuer, sector or industry, which may subject a Fund to greater risks than less focused funds.

High Rates of Turnover. Each Fund may experience high rates of portfolio turnover, which may result in payment by a Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average

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amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Manager Risk. How the investment adviser manages each Fund will impact such Fund’s performance. A Fund may lose money if the investment adviser’s investment strategy does not achieve the Fund’s objective or if the investment adviser does not implement the strategy successfully.

Other Investment Strategies and Risks

There are specific restrictions on the Funds’ investments. Such restrictions are detailed in the Funds’ Statement of Additional Information (“SAI”). A Fund may utilize from time to time one or more of the investment practices described below to assist it in reaching its investment objective. In addition to the principal risks discussed in the Fund Summaries, the Funds’ investments involve additional potential risks which are summarized below. The SAI also contains more detailed or additional information about certain of these practices, the potential risks and/or the limitations adopted by the Funds to help manage such risks. The Funds may not use all of these techniques or strategies or might only use them from time-to-time.

Recent Market Events Risk. The equity and debt capital markets globally have experienced unprecedented volatility in the past several years. This financial crisis had caused a significant decline in the value and liquidity of many securities and may create a higher degree of volatility in the net asset values of many mutual funds, including the Funds. Because these events are unprecedented, it is difficult to predict their magnitude or duration. Changes in market conditions will not have the same impact on all types of securities. In response to the financial crisis, the U.S. Government and other foreign governments have taken steps to support financial markets. The withdrawal of this support could also negatively impact the value and liquidity of certain securities.

Temporary Defensive Instruments. In response to adverse market, economic, political or other conditions, a Fund may take temporary defensive positions. In such circumstances a Fund may invest in money market instruments (like U.S. Treasury Bills, commercial paper or repurchase agreements). During such periods, the Fund will earn less income than it would if it invested in higher yielding securities and will not be able to achieve its objective of capital appreciation since these securities do not appreciate in value. When a Fund is not taking a temporary defensive position, it may hold some cash and money market instruments so that it can pay its expenses, satisfy redemption requests or take advantage of investment opportunities.

Foreign Securities and Currencies Risk. The Funds may invest in foreign securities. To the extent portfolio securities are issued by foreign issuers or denominated in foreign currencies, the Funds’ investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. Investing outside the U.S. involves different risks than domestic investments. The following risks may be associated with foreign investments: less liquidity; greater volatility; political instability; restrictions on foreign investment and repatriation of capital; less complete and reliable information about foreign companies; reduced government supervision of some foreign securities markets; lower responsiveness of foreign management to shareholder concerns; economic issues or developments in foreign countries; fluctuation in exchange rates of foreign currencies and risks of devaluation; imposition of foreign withholding and other taxes; dependence of emerging market companies upon commodities which may be subject to economic cycles; and emerging market risk such as limited trading volume, expropriation, devaluation or other adverse political or social developments.

Forward Roll Transactions. To enhance current income, a Fund also may engage in a series of purchase and sale contracts or forward roll transactions in which the Fund sells a mortgage-related security, for example, to a financial institution and simultaneously agrees to purchase a similar security from the institution at a later date at an agreed-upon price. Similar forward roll transactions may include U.S. Treasury and U.S. agency notes and bonds.

Exchange-Traded Funds. A Fund may purchase shares of exchange-traded funds (“ETFs”) holding fixed-income securities. All ETFs are investment companies that are bought and sold on a securities exchange. An ETF generally represents a portfolio of securities designed to track a particular market index. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the index is designed to track, although lack of liquidity

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in a particular ETF could result in it being more volatile than the underlying portfolio of securities and trading at a discount to its net asset value. ETFs also have management fees that are part of their costs, and the Fund will indirectly bear its proportionate share of these costs.

A Fund’s investment in fixed-income ETFs, subject to the exception specified in the next sentence, currently is limited to (a) 3% of the total voting stock of any one ETF, (b) 5% of a Fund’s total assets with respect to any one ETF and (c) 10% of a Fund’s total assets in the aggregate. An exception to these limitations is found in Section 12(d)(1)(F) of the 1940 Act, which provides that the above limitations do not apply to securities purchased or otherwise acquired by a Fund if (a) immediately after such purchase or acquisition not more than 3% of the total outstanding securities of such ETF is owned by the Fund and all affiliated persons of the Fund; and (b) the Fund has not offered or sold, and is not proposing to offer or sell, any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1 1/2%. In any event, a Fund will not invest more than 10% of its total assets in ETFs.

Impact of Certain Investments. A Fund may invest in a variety of securities, including initial public offerings and derivatives. Such investments may have a magnified performance impact on a Fund depending on the Fund’s size. A Fund may not experience similar performance as its assets grow or its investments change.

Depositary Receipts. A Fund may invest in foreign securities in the form of depositary receipts and/or securities traded directly on U.S. exchanges. Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They include American Depositary Receipts (“ADRs”), which are traded on U.S. exchanges and are U.S. dollar-denominated.

Although ADRs do not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, tax, currency and regulatory risk, by investing in ADRs rather than directly in securities of foreign issuers, the Fund may avoid currency risks during the settlement period for purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market exchange on which they are traded, in which standards are more uniform and more exacting than those to which many foreign issuers may be subject. A Fund may invest in ADRs sponsored or unsponsored by the issuer of the underlying security. In the case of an unsponsored ADR, a Fund may bear higher expenses and encounter greater difficulty in receiving shareholder communications than it would have with a sponsored ADR.

Illiquid Securities. A Fund may invest up to 15% of its net assets in illiquid securities. Not readily marketable, illiquid securities include restricted securities and repurchase obligations maturing in more than seven days. Certain restricted securities that may be resold to institutional investors under Rule 144A under the Securities Act of 1933 and Section 4(2) commercial paper may be deemed liquid under guidelines adopted by the Board of Trustees. The absence of a trading market can make it difficult to ascertain a market value for illiquid or restricted securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expenses, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price.

Repurchase Agreements. A Fund may invest in repurchase agreements, provided that it will not invest more than 15% of its net assets in repurchase agreements maturing in more than seven days and any other illiquid securities. A repurchase agreement involves the sale of securities to a Fund, with the concurrent agreement of the seller to repurchase the securities at the same price plus an amount representing interest at an agreed-upon interest rate within a specified period of time, usually less than one week, but, on occasion, at a later time. Repurchase agreements entered into by a Fund will be fully collateralized and will be marked-to-market daily. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying securities and losses, including: (a) possible decline in the value of the collateral during the period while a Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

When-Issued and Delayed-Delivery Securities; Reverse Repurchase Agreements. A Fund may purchase or sell securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time a Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Fund makes such purchase commitments only

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with the intention of actually acquiring the securities, but may sell the securities before the settlement date if the Adviser deems it advisable for investment reasons.

A Fund may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which a Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs.

At the time a Fund enters into a binding obligation to purchase securities on a when-issued basis or enters into a reverse repurchase agreement, liquid assets (cash, U.S. Government securities or other “high-grade” debt obligations) of the Fund having a value at least as great as the purchase price of the securities to be purchased will be earmarked or segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as borrowing under a line of credit, may increase net asset value fluctuation.

Lending Portfolio Securities. A Fund may lend its portfolio securities to broker-dealers and banks, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33 1/3% of its total assets. Any such loan must be continuously secured by collateral (cash or U.S. Government securities). In the event of bankruptcy or other default of the borrower, a Fund could experience delays in both liquidating the loan collateral and recovering the loaned securities and losses.

Disclosure of Portfolio Holdings. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the SAI.

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Management of the Funds

Trustees and Adviser. The Board of Trustees of the Trust has overall management responsibility. See the SAI for the names of and additional information about the Trustees and officers. The Adviser, Driehaus Capital Management LLC, 25 East Erie Street, Chicago, Illinois 60611, is responsible for providing investment advisory and management services to the Funds, subject to the direction of the Board of Trustees. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser was organized in 1982 and as of March 31, 2012, managed approximately $8.0 billion in assets.

Each Fund pays the Adviser an annual investment management fee on a monthly basis as follows:

Fund	As a percentage of average daily net assets
Driehaus Active Income Fund	0.55%
Driehaus Select Credit Fund	0.80	%*

*    The Adviser has entered into a contractual agreement to waive a portion of its management fee and to reimburse operating expenses to the extent necessary to cap the Fund’s ordinary annual operating expenses, excluding dividends and interest on short sales, at 1.75% of average daily net assets until September 30, 2013. Because of this agreement, the Fund may pay the Adviser less than the contractual management fee.

Disclosure relating to the material factors and conclusions with respect to those factors that formed the basis for the Board of Trustees’ approval of the Funds’ investment advisory agreements may be reviewed in the Funds’ annual report to shareholders for the fiscal year ending December 31, 2011. Shareholder reports may be obtained by calling 1-877-779-0079, or by visiting www.driehaus.com or the SEC’s web site at www.sec.gov.

Driehaus Active Income Fund and Driehaus Select Credit Fund

Portfolio Manager. Both Funds are managed by K.C. Nelson. Mr. Nelson has been the portfolio manager for each Fund since its inception and is responsible for making investment decisions on behalf of the Funds.

Mr. Nelson received his B.A. in Economics from Vanderbilt University in 1998 and an M.B.A. from Duke University in 2004. In 1998, Mr. Nelson joined J.C. Bradford & Co., where he was an analyst in the firm’s investment banking division. In 1999, he joined Andersen Corporate Finance LLC and worked as a senior analyst primarily focusing on buy and sell-side merger and acquisitions transactions across a number of industries. In 2003, Mr. Nelson joined Akela Capital where he worked as an assistant portfolio manager focusing on convertible arbitrage. In 2006, he joined Lotsoff Capital Management where he was a senior portfolio manager of the firm’s credit-oriented strategies. In 2009, Mr. Nelson joined the Adviser as portfolio manager focusing on the Adviser’s credit-oriented strategies.

Assistant Portfolio Manager. Mirsada Durakovic is an assistant portfolio manager of each Fund. Mrs. Durakovic has been an assistant portfolio manager of each Fund since its inception and supports Mr. Nelson with investment research, security selection and portfolio construction. Mrs. Durakovic has certain responsibilities for investment decision-making for the Funds, subject to Mr. Nelson’s approval.

Mrs. Durakovic received her B.A. in Finance from Loyola University in 1999 and her M.B.A. from the University of Chicago in 2010. In 1999, Mrs. Durakovic joined JPMorgan Securities where she worked as an associate focusing on structured finance securitization, structured finance research and corporate loan syndications. In 2006, she joined Lotsoff Capital Management where she was an assistant portfolio manager of the firm’s credit-oriented strategies. In 2009, Mrs. Durakovic joined the Adviser as an assistant portfolio manager focusing on the Adviser’s credit-oriented strategies.

Assistant Portfolio Manager. Elizabeth Cassidy is an assistant portfolio manager of each Fund. Ms. Cassidy has been an assistant portfolio manager of the Driehaus Active Income Fund since November 2009 and the Driehaus Select Credit Fund since its inception and supports Mr. Nelson with investment research, security selection and portfolio construction. Ms. Cassidy has certain responsibilities for investment decision-making for the Funds, subject to Mr. Nelson’s approval.

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Ms. Cassidy received her B.A. in Economics and French from Middlebury College in 1999 and an M.B.A. from Duke University in 2004. In 1999, Ms. Cassidy joined Credit Suisse First Boston where she was an analyst and then an associate in the firm’s Investment Banking Division, focusing on buy and sell-side merger and acquisition transactions and debt and equity financings in the consumer and industrial industries. In 2004, she joined Bank of America Merrill Lynch as an associate and then as a vice president and research analyst focused on distressed securities in the Corporate Principal Investing & Trading group. In November 2009, Ms. Cassidy joined the Adviser as an assistant portfolio manager of the firm’s credit-oriented strategies.

The SAI provides additional information about the portfolio manager’s and assistant portfolio managers’ compensation, other accounts managed and ownership of securities in the Funds.

Distributor. Driehaus Securities LLC (“DS LLC”), an affiliate of the Adviser, acts as the distributor of the Trust’s shares pursuant to a Distribution Agreement, without any sales concessions or charges to the Funds or to their shareholders.

Administrator. UMB Fund Services, Inc. (the “Administrator”) is the administrator for the Funds. In such capacity, UMB Fund Services, Inc. assists the Funds in aspects of their administration and operation, including certain accounting services.

Transfer Agent. UMB Fund Services, Inc. (the “Transfer Agent”) is the agent of the Funds for the transfer of shares, disbursement of dividends and maintenance of shareholder accounting records.

Custodian. UMB Bank, n.a. (the “Custodian”) is the custodian for the Funds.

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Shareholder Information

Net Asset Value

Each Fund’s net asset value is determined as of the close of the New York Stock Exchange (“NYSE”) (normally 3:00 p.m., Central time) on each day the NYSE is open for trading. Purchases and redemptions are made at a Fund’s net asset value per share next calculated after receipt of your purchase or redemption order in good form. Net asset value per share is determined by dividing the difference between the values of a Fund’s assets and liabilities by the number of its shares outstanding. The Funds’ holdings are typically valued using readily available market quotations provided by an independent pricing service. Securities may be valued using methods approved by the Board of Trustees when: (i) securities cannot be priced through a readily available market quotation provided by a pricing service and no broker-dealer quotations are available, or (ii) an event occurs that affects the value of a portfolio security between the time its price is determined in its local market or exchange and the close of the NYSE where the event would materially affect net asset value. In instances where a security or securities held by a Fund are fair valued pursuant to these methodologies, the Fund’s value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon the security’s sale.

Opening an Account

1)	Read this Prospectus carefully.

2)	Each Fund has the following minimum investments, which may be waived at the discretion of DS LLC:

Minimum Initial Investment	Minimum Subsequent Investment	Minimum Initial IRA Investment	Minimum Subsequent IRA Investment	Minimum Automatic Investment Plan (Monthly)
$25,000	$5,000	$2,000	$500	$1,000

3)	Complete the appropriate sections of the New Account Application, carefully following the instructions. If you have questions, please call 1-877-779-0079. Complete the appropriate sections of the application which apply to account privileges. You will automatically have telephonic redemption and exchange privileges unless you indicate on the application that you do not want these privileges. By confirming your privileges on the New Account Application, you can avoid the delay of having to submit an additional application to change your privileges.

The Funds seek to obtain identification information for new accounts so that the identity of Fund investors can be verified consistent with regulatory requirements. The Funds may limit account activity until investor identification information can be verified. If the Funds are unable to obtain sufficient investor identification information such that the Funds may form a reasonable belief as to the true identity of an investor, the Funds may take further action including closing the account.

4)	Include your purchase check or call 1-877-779-0079 to initiate a wire purchase.

5)	To open an Individual Retirement Account (IRA), complete the appropriate Traditional or Roth IRA Application which may be obtained by visiting www.driehaus.com or by calling 1-877-779-0079. IRA investors should also read the IRA Disclosure Statement and Custodial Account Agreement for further details on eligibility, service fees, and federal tax considerations. For IRA accounts, the procedures for purchasing and redeeming shares of the Funds, and the account features, policies and fees may differ from those discussed in this Prospectus. Please call 1-877-779-0079 for additional information.

How to Purchase Shares

1)	By Mail. Make your check payable to Driehaus Mutual Funds. The Funds accept:
•	Your personal check, preprinted with your name and address
•	Certified personal checks

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for Fund share purchases under $100,000. For purchases of $100,000 or more, the Funds accept only wire transfers.

Driehaus Mutual Funds will not accept the following forms of payment for Fund shares:

•	Cash
•	Credit cards
•	Cashier’s/Official checks
•	Bank drafts
•	Third party checks
•	“Starter” checks that do not have a printed name and address on them
•	Travelers checks
•	Credit card checks
•	Money orders

Any expense incurred as a result of a returned check will be borne by the shareholder. The Funds will charge a $20 fee against your account, in addition to any loss sustained by the Fund, for any check returned for insufficient funds. If you are adding to your existing account, fill out the detachable investment slip from an account statement or indicate your Fund account number and the name(s) in which the account is registered directly on the check. Send to:

Regular Mail: Driehaus Mutual Funds c/o UMB Fund Services, Inc. P.O. Box 2175 Milwaukee, WI 53201-2175	Overnight Delivery: Driehaus Mutual Funds c/o UMB Fund Services, Inc. 803 W. Michigan Street Milwaukee, WI 53233

2)	By Wire Transfer. Call 1-877-779-0079 to initiate your purchase and obtain your account number. Then wire your investment to:

UMB Bank, n.a.

ABA #101000695

Credit: Driehaus Mutual Funds

Bank Account #: 9871878937

For Further Credit to: Investor Account Number; Name(s) of Investor(s); SSN or TIN;

Name of Fund to be Purchased

3)	Through Automatic Investment Plan. Additional investments in shares of the Funds may be made automatically by authorizing the Transfer Agent to withdraw funds via Automated Clearing House Network Transfer (“ACH”) from your pre-designated bank account through the Automatic Investment Plan.

4)	Through ACH. Additional investments in shares of the Funds may also be made at any time by authorizing the Transfer Agent to withdraw funds via ACH from your pre-designated bank account. The Funds do not accept initial investments through ACH.

5)	Through Financial Institutions. Investors may purchase (or redeem) shares through investment dealers or other financial institutions. The institutions may charge for their services or place limitations on the extent to which investors may use the services offered by the Funds. There are no charges or limitations imposed by the Fund, other than those described in this Prospectus, if shares are purchased (or redeemed) directly from the Funds or DS LLC.

New investors who would like to participate in the Automatic Investment Plan or make additional investments in shares of the Funds by ACH should complete the appropriate section of the account application and mail it to Driehaus Mutual Funds at the address included in the By Mail section above. Current investors should complete the Optional Account Services Form to add either or both privileges to their account(s). To obtain either form, call 1-877-779-0079 or visit www.driehaus.com.

Financial institutions that enter into a sales agreement with DS LLC or the Trust (“Intermediaries”) may accept purchase and redemption orders on behalf of the Funds. If communicated in accordance with the terms of the sales agreement, a purchase or redemption order will be deemed to have been received by the Funds when the Intermediary accepts the order. In certain instances, an Intermediary (including Charles Schwab & Co., Inc.) may designate other

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third-party financial institutions (“Sub-Designees”) to receive orders from their customers on the Funds’ behalf. The Intermediary is liable to the Funds for its compliance with the terms of the sales agreement and the compliance of each Sub-Designee. All orders will be priced at the relevant Fund’s net asset value next computed after they are accepted by the Intermediary or Sub-Designee, provided that such orders are communicated in accordance with the terms of the applicable sales agreement.

Certain Intermediaries may enter purchase orders on behalf of their customers by telephone, with payments to follow within several days as specified in their sales agreement. Such purchase orders will be effected at the net asset value next determined after receipt of the telephone purchase order. It is the responsibility of the Intermediary to place the order on a timely basis. If payment is not received within the time specified in the agreement, the Intermediary could be held liable for any fees or losses resulting from the cancellation of the order.

Each Fund may pay an annual shareholder services fee not to exceed 0.25% of the Fund’s average net assets to firms that provide shareholder administrative and/or sub-transfer agency services to individual shareholders or beneficial owners where the firm maintains an omnibus account with the Fund.

DS LLC makes payments, and the Adviser may make payments, out of their own resources to Intermediaries for providing shareholder servicing or distribution related activities. Each Fund may reimburse DS LLC for payments it makes to Intermediaries for shareholder services at a rate not to exceed 0.25% of the Fund’s average net assets. No payments are made by the Funds for distribution or promotion of the Funds.

General Purchase Information

Shares of each Fund are typically offered only to residents of states and other jurisdictions in which the shares are available for purchase. The Funds do not generally sell shares to persons or entities, including foreign financial institutions, foreign shell banks and private banking accounts, residing outside the U.S., its territories and possessions, even if they are U.S. citizens or lawful permanent residents, except to persons with U.S. military APO or FPO addresses. However, under limited circumstances, the Funds reserve the right to sell shares to such persons or entities residing outside the U.S., its territories and possessions. The Funds reserve the right not to accept any purchase order. The Funds also reserve the right to change its investment minimums without notice. For all purchases, confirmations are sent to the investor in writing except purchases made by reinvestment of dividends, which will be confirmed quarterly.

“Buying a Dividend”. Unless you are purchasing Fund shares through a tax-deferred account (such as an IRA), buying Fund shares at a time when a Fund has undistributed income or recognized or unrecognized gains can cost you money in taxes. See “Distributions and Taxes — Buying a Distribution” below. Contact the Fund for information concerning when distributions will be paid.

Shares Purchased by Check or ACH. Shares purchased by check are subject to a 10 business day escrow period to ensure payment to the relevant Fund. Shares purchased by ACH are subject to a 5 business day escrow period to ensure payment to the relevant Fund. The proceeds of shares redeemed during the escrow period will be released after expiration of the escrow period.

Driehaus Active Income Fund. The Driehaus Active Income Fund is closed to new investors. You may purchase Driehaus Active Income Fund shares and reinvest dividends and capital gains you receive on your holdings of Fund shares in additional shares of the Fund if you are:

•	A current Fund shareholder;
•

A participant in a qualified retirement plan that offers the Fund as an investment option or that has the same or a related plan sponsor as another qualified retirement plan that offers the Fund as an investment option; or

•	A financial advisor or registered investment adviser whose clients have Fund accounts.

You may open a new account in the Fund if you:

•	Are an employee of the Adviser or its affiliates or a Trustee of Driehaus Mutual Funds;
•

Hold shares of the Fund in another account, provided your new account and your existing account are registered under the same address of record, the same primary Social Security Number or Taxpayer Identification Number, the same name(s), and the same beneficial owner(s); or

•	Are a financial advisor or registered investment adviser whose clients have Fund accounts.

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These restrictions apply to investments made directly through DS LLC, as well as investments made through Intermediaries. Intermediaries that maintain omnibus accounts are not allowed to open new sub-accounts for new investors, unless the investor meets the criteria listed above. Once an account is closed, additional investments will not be accepted unless the investor meets the criteria listed above. Investors may be required to demonstrate eligibility to purchase shares of the Fund before an investment is accepted. The Fund reserves the right to (i) eliminate any of the exceptions listed above and impose additional restrictions on purchases of Fund shares; and (ii) make additional exceptions.

How to Redeem Shares

1)	By Mail. Shareholders may sell shares by writing the Funds at the following address:

Regular Mail: Driehaus Mutual Funds c/o UMB Fund Services, Inc. P.O. Box 2175 Milwaukee, WI 53201-2175	Overnight Delivery: Driehaus Mutual Funds c/o UMB Fund Services, Inc. 803 W. Michigan Street Milwaukee, WI 53233

Certain requests for redemption must be signed by the shareholder with a signature guarantee. See “Shareholder Services and Policies — Medallion Signature Guarantees.”

2)	By Telephone. You will automatically have the telephone redemption privileges when you open your account unless you indicate on the application that you do not want this privilege. You may also have redemption proceeds sent directly to your bank account by wire or ACH if you provide your bank information on your application. If you are a current shareholder, you should complete the Optional Account Services Form to add these additional redemption options to your account. You may make a telephone redemption request for up to $100,000 by calling 1-877-779-0079 and providing your account number, the exact name of your account and your social security or taxpayer identification number. See “General Redemption Information” below for specific information on payment of redemption proceeds under each payment option. The Funds reserve the right to suspend or terminate the telephone redemption privilege at any time.

Telephone Transactions. For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone transactions are not permitted on accounts whose address has changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record or wired or electronically transferred to a bank account previously designated by you in writing.

3)	By Wire Transfer. If you have chosen the wire redemption privilege, you may request the Funds to transmit your proceeds by Federal Funds wire to a bank account previously designated by you in writing and not changed within the past 30 days. See “General Redemption Information — Execution of Requests” below.

4)	Through ACH. Your redemption proceeds can be electronically transferred to your pre-designated bank account on or about the date of your redemption. There is no fee associated with this redemption payment method.

5)	Through Financial Institutions. If you bought your shares through a financial institution and these shares are held in the name of the financial institution, you must redeem your shares through the financial institution. Please contact the financial institution for this service.

General Redemption Information

Institutional and Fiduciary Account Holders. Institutional and fiduciary account holders, such as corporations, custodians, executors, administrators, trustees or guardians, must submit, with each request, a completed certificate of authorization in a form of resolution acceptable to the Funds. The request must include other supporting legal documents as required from organizations, executors, administrators, trustees or others acting on accounts not registered in their names. For more information, please call 1-877-779-0079.

Cancellation. A shareholder may not cancel or revoke a redemption order once instructions have been received and accepted. The Funds cannot accept a redemption request that specifies a particular date or price for redemption or any special conditions.

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Redemptions by the Funds. The Funds reserve the right to redeem shares in any account and send the proceeds to the owner if, immediately after a redemption, the shares in the account do not have the Minimum Account Value as shown below:

Fund	Minimum Account Value	Minimum IRA Account Value
Driehaus Active Income Fund	$5,000	$1,500
Driehaus Select Credit Fund	$5,000	$1,500

A shareholder would be notified that the account is below the minimum and would have 30 days to increase the account before the account is redeemed.

In-Kind Redemptions. The Funds generally intend to pay all redemptions in cash. However, the Funds may pay you for shares you sell by “redeeming in kind,” that is, by giving you marketable securities, if your requests over a 90-day period total more than $250,000 or 1% of the net assets of the relevant Fund, whichever is less. An in-kind redemption is taxable for federal income tax purposes in the same manner as a redemption for cash.

Execution of Requests. If an order is placed prior to the close of regular trading on the NYSE (normally 3:00 p.m., Central time) on any business day, the purchase of shares is executed at the net asset value determined as of the closing time that day. If the order is placed after that time, it will be effected on the next business day.

A redemption order will be executed at the price which is the net asset value determined after proper redemption instructions are received. The redemption price received depends upon the Fund’s net asset value per share at the time of redemption. Therefore, it may be more or less than the price originally paid for the shares and may result in a realized capital gain or loss for federal income tax purposes.

The Funds will pay redemption proceeds, less any applicable fees, as follows:

1)	PAYMENT BY CHECK — Normally mailed within seven days of redemption to the address of record ($15 fee applies for overnight delivery; $20 for Saturday delivery.)

2)	PAYMENT BY WIRE — Normally sent via the Federal Wire System on the next business day after redemption ($15 wire fee applies) to your pre-designated bank account.

3)	PAYMENT BY ACH — Normally sent by ACH on or about the date of your redemption to your pre-designated bank account. Please consult your financial institution for additional information.

If it is in the best interest of the Funds to do so, the Funds may take up to seven days to pay proceeds from shares redeemed. The redemption price will be determined as of the time proper redemption instructions are received, in the manner described above, even if a Fund delays payment of the proceeds. For payments sent by wire or ACH, the Funds are not responsible for the efficiency of the federal wire or ACH systems or the shareholder’s financial services firm or bank. The shareholder is responsible for any charges imposed by the shareholder’s financial services firm or bank. Payment for shares redeemed within 10 business days after purchase by personal check or 5 business days after purchase by ACH will be delayed until the applicable escrow period has expired. Shares purchased by certified check or wire are not subject to the escrow period.

Policies and Procedures Regarding Frequent Purchases and Redemptions

Frequent and short-term trading in shares of the Funds, known as “market timing,” can harm long-term Fund shareholders. Such short-term trading activity can result in increased costs to the Funds for buying and selling portfolio securities and also can disrupt portfolio management strategies when the Funds need to maintain cash or liquidate portfolio holdings to meet redemptions.

The Trust’s Board of Trustees has adopted policies and procedures in an effort to discourage and prevent market timing, which do not accommodate frequent purchases and redemptions of shares. The Funds’ Adviser receives trading activity information from the Transfer Agent and monitors Fund inflows and outflows for suspected market timing activity using certain activity thresholds. The Adviser monitors the trading activity of direct shareholders and trading activity through Intermediaries. This monitoring may result in a Fund’s rejection or cancellation of future

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purchase or exchange transactions in that shareholder’s account(s) without prior notice to the shareholder. Under current procedures, such rejection or cancellation would occur within one business day after the Adviser identifies the suspected market timing activity.

Shares of the Funds may be purchased directly from the Funds (through the Transfer Agent) or through omnibus arrangements with broker-dealers or other Intermediaries that aggregate shareholder transactions. The Funds do not know the identity of the beneficial owners of many of the accounts opened through Intermediaries and consequently relies on the Intermediaries to comply with the Funds’ policies and procedures on frequent purchases and redemptions. In some instances, the Funds allow an Intermediary to impose frequent trading restrictions that differ from those of the Funds. Investors who purchase shares through an Intermediary should review any disclosures provided by the Intermediary with which they have an account to determine what frequent trading restrictions may apply to their account. The Funds may direct any Intermediary to block any shareholder account from future trading in the Funds if market timing is suspected or discovered.

Shareholders seeking to engage in market timing activities may use a variety of strategies to avoid detection and, despite the efforts of the Funds to prevent such trading, there is no guarantee that the Funds or Intermediaries will be able to identify these shareholders or curtail their market timing activity.

Shareholder Services and Policies

Exchanging Shares. Any shares of a Fund that you have held for the applicable escrow period may be exchanged for shares of any other Driehaus Mutual Fund in an identically registered account, provided the fund to be acquired has the same transfer agent, is available for purchase, is registered for sale in your state of residence and you have met the minimum initial investment requirements. Procedures applicable to the purchase and redemption of a Fund’s shares are also applicable to exchanging shares, including the prices that you receive and pay for the shares you exchange. You will automatically have the ability to exchange shares of any Driehaus Mutual Fund, subject to the qualifications noted above, by telephone unless you indicate on your application that you do not want this privilege. The Funds reserve the right to limit the number of exchanges between Funds and to reject any exchange order. The Funds reserve the right to modify or discontinue the exchange privilege at any time upon 60 days’ written notice. For federal income tax purposes, an exchange is treated the same as a sale and you may recognize a capital gain or loss upon an exchange, depending upon the cost or other basis of the shares exchanged.

Medallion Signature Guarantees. A medallion signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account activity. In addition to certain signature requirements, a medallion signature guarantee is required in any of the following circumstances:

•	A redemption request is over $100,000.

•	A redemption check is to be made payable to anyone other than the shareholder(s) of record or the name has been changed within 30 days of the request.

•	A redemption check is to be mailed to an address other than the address of record or the address has been changed within 30 days of the request.

•	A redemption amount is to be wired to a bank other than one previously authorized.

•	To add or change bank information for wire or ACH transactions on an existing account.

At the Funds’ discretion, medallion signature guarantees also may be required for other transactions or changes to your account. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who is a participant in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP), and the New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees which are not part of these programs will not be accepted.

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Telephone Transactions. Shareholders will automatically have telephone redemption by check and exchange privileges unless they indicate on their account application that they do not want these privileges. Shareholders may initially purchase shares by telephone via bank wire. Shareholders engaging in telephone transactions should be aware of the risks associated with this type of transaction as compared to written requests. Although the Funds employ reasonable procedures to confirm that instructions received by telephone are genuine, a shareholder authorizing a transaction by telephone bears the risk of any resulting losses, unless the Funds or their service providers fail to employ these measures. In such cases, the Funds or their service providers may be liable for losses arising from unauthorized or fraudulent instructions. In addition, the Funds reserve the right to record all telephone conversations. Confirmation statements for telephone transactions should be reviewed for accuracy immediately upon receipt by the shareholder.

Unusual Circumstances. During times of unusual economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In addition, in unusual circumstances, the Funds may temporarily suspend the processing of redemption requests, or may postpone payment of proceeds for up to seven days or longer as allowed by federal securities laws. In the event that you are unable to reach the Funds by telephone, requests may be mailed to the Funds at the address listed in “How to Redeem Shares.”

A Note on Mailing Procedures. In order to provide greater convenience to our shareholders and cost savings to the Funds by reducing the number of duplicate shareholder mailings, only one copy of most proxy statements, financial reports and prospectuses will be mailed to households, even if more than one person in a household holds shares of the Fund. Separate shareholder statements will continue to be mailed for each Fund account. If you want additional copies or do not want your mailings to be “householded,” please call 1-877-779-0079 or write Driehaus Mutual Funds, c/o UMB Fund Services, Inc., P.O. Box 2175, Milwaukee, WI 53201-2175.

Dividend Policies

Reinvestment of Distributions. Dividends and distributions payable by a Fund are automatically reinvested in additional shares of the Fund unless the investor indicates otherwise on the application or subsequently notifies the Fund, in writing, of the desire to not have dividends automatically reinvested. Reinvested dividends and distributions are treated the same for federal income tax purposes as dividends and distributions received in cash.

Distributions and Taxes

Payment of Dividends and Other Distributions. Each Fund pays its shareholders dividends from its investment company taxable income (determined without regard to the deduction for dividends paid), and distributions from any realized net capital gains (i.e., the excess of net long-term capital gains over the sum of net short-term capital losses and capital loss carryforwards available from prior years). Dividends are generally paid quarterly and distributions are generally paid annually. Each Fund intends to distribute at least 98% of any ordinary income for the calendar year (not taking into account any capital gains or losses), plus 98.2% of capital gain net income realized during the 12-month period ended October 31 in that year, if any. Each Fund intends to distribute any undistributed ordinary income and capital gain net income in the following year.

Federal Income Tax Status of Dividends and Other Distributions. Distributions by a Fund of investment company taxable income (determined without regard to the deduction for dividends paid) are generally subject to federal income tax at ordinary income tax rates. However, a portion of such distributions that were derived from certain corporate dividends may qualify for either the 70% dividends received deduction available to corporate shareholders under the Internal Revenue Code of 1986, as amended (the “Code”), or the reduced rates of federal income taxation for “qualified dividend income” currently available to individual and other noncorporate shareholders under the Code, provided certain holding period and other requirements are satisfied. However, dividends received by a Fund from foreign corporations are not expected to qualify for the dividends received deduction, and dividends received from certain foreign corporations may not qualify for treatment as qualified dividend income. It is not expected that a significant portion of the Funds’ distributions will qualify for the dividends received deduction or qualified dividend income treatment. Distributions of net capital gains, if any, are generally taxable as long-term capital gains for federal income tax purposes regardless of how long a shareholder has held shares of a Fund. The U.S. federal income tax status of all distributions will be designated by a Fund and reported to its shareholders annually. Distributions are taxable in

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the year they are paid, whether they are taken in cash or reinvested in additional shares, except that certain distributions declared to shareholders of record in the last three months of the calendar year and paid in the following January are taxable as if paid on December 31 of the year declared.

Taxability of Distributions to Individuals and Other Noncorporate Shareholders

(taxable years beginning in 2012)

Type of Distribution	Federal Income Tax Rate for 15% Bracket or lower	Federal Income Tax Rate for 25% Bracket or above
Income Dividends	ordinary income rate	ordinary income rate
Short-term Capital Gains	ordinary income rate	ordinary income rate
Long-term Capital Gains	0%	15%
Qualified Dividend Income	0%	15%

For taxable years beginning after December 31, 2012, the long-term capital gain rate for individuals and other noncorporate shareholders is scheduled to increase to 20%, with a 10% rate applying to shareholders in the 15% bracket. In addition, the reduced rates of federal income taxation applicable to qualified dividend income are scheduled to expire for taxable years beginning after December 31, 2012.

Buying a Distribution. A distribution paid after an investor purchases shares of a Fund will reduce the net asset value of the shares by the amount of the dividend or distribution, but such dividend or distribution nevertheless will be taxable to such shareholder even if it represents a return of a portion of the shareholder’s investment.

Redemption of Fund Shares. If a shareholder redeems or exchanges Fund shares in an account (other than a tax-deferred account such as an IRA), it is generally considered a taxable event for federal income tax purposes. Depending on the purchase price and the sale price of the shares redeemed or exchanged, the shareholder may have a gain or loss on the transaction. The gain or loss will generally be treated as a long-term capital gain or loss if the shareholder held the shares for more than one year. If the shareholder held the shares for one year or less, the gain or loss will generally be treated as a short-term capital gain or loss. Short-term capital gain is taxable at ordinary income tax rates for federal income tax purposes. Shareholders may be limited in their ability to utilize capital losses. Any loss realized on sales or exchanges of Fund shares held six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares.

Backup Withholding. A Fund may be required to withhold federal income tax (“backup withholding”) at a 28% rate (or 31% rate for amounts paid after December 31, 2012) from dividends, distributions and redemption proceeds paid to certain shareholders. Backup withholding may be required if:

•	An investor fails to furnish the Fund with the investor’s properly certified social security or other taxpayer identification number;

•

An investor fails to properly certify that the investor’s taxpayer identification number is correct or that the investor is not subject to backup withholding due to the underreporting of certain income; or

•	The Internal Revenue Service (“IRS”) informs the Fund that the investor’s taxpayer identification number is incorrect or that the investor is subject to backup withholding.

Cost Basis Reporting. The Funds are required to report to the IRS, and to furnish to Fund shareholders, detailed cost basis and holding period information for Fund shares acquired on or after January 1, 2012 (“covered shares”), that are redeemed on or after that date. These requirements do not apply to investments through a tax-advantaged arrangement, such as a 401(k) or an IRA. If you redeem covered shares during any year, the Funds will report the following information to the IRS and to you on Form 1099-B: (i) the cost basis of such shares, (ii) the gross proceeds you received on the redemption, and (iii) the holding period for the redeemed shares. The Funds’ default method for calculating the cost basis of covered shares is the average cost basis. You should contact your tax or other advisor about the application of the cost basis reporting rules to you, particularly whether you should elect a cost basis calculation method other than the default average cost basis. If you wish to change your cost basis methodology, please see the Cost Basis Election Form at www.driehaus.com or call 1-877-779-0079. If you hold your Fund shares through a

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financial intermediary, please contact your representative regarding the reporting of cost basis and available elections for your account.

Taxation of Non-U.S. Shareholders. Non-U.S. shareholders, including shareholders who, with respect to the U.S., are nonresident aliens, may be subject to U.S. withholding tax on certain distributions at a rate of 30% or such lower rates as may be prescribed by an applicable treaty.

Certifications of federal income tax status are contained in the account application that should be completed and returned when opening an account. Each Fund must promptly pay to the IRS all amounts withheld. Therefore, it is usually not possible for a Fund to reimburse a shareholder for amounts withheld. A shareholder may, however, claim the amount withheld as a credit on the shareholder’s federal income tax return, provided certain information is provided to the IRS.

The foregoing discussion of U.S. federal income taxation is only a general summary as of April 29, 2012. It is not intended to be a full discussion of all federal income tax laws and their effect on shareholders. Shareholders should consult their tax advisors as to the federal, state, local or foreign tax consequences of ownership of Fund shares before making an investment in a Fund.

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Financial Highlights — Driehaus Active Income Fund

The financial highlights table is intended to help you understand the Fund’s financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The Fund commenced operations on June 1, 2009, after having acquired all the assets and liabilities of the Predecessor Fund in a tax-free reorganization. The Fund was not in operation prior to the reorganization. The information for the years ended December 31, 2011 and 2010, the period ended December 31, 2009 and the year ended September 30, 2009 has been derived from financial statements audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available, without charge, upon request. The information for the years ended September 30, 2008 and September 30, 2007 was derived from the Predecessor Fund’s annual report, and such information for the Predecessor Fund was audited by other independent auditors, whose opinion was unqualified.

	For the year ended December 31, 2011	For the year ended December 31, 2010	For the period October 1, 2009* through December 31, 2009	For the year ended September 30, 2009	For the year ended September 30, 2008	For the year ended September 30, 2007
Net asset value, beginning of period	$11.05	$10.81	$12.12	$10.17	$10.25	$10.37

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.48	0.36	0.09	0.38	0.23	0.40
Net realized and unrealized gain/(loss) on investments	(1.09)	0.20	0.26	1.61	(0.24)	(0.21)

Total from investment operations	(0.61)	0.56	0.35	1.99	(0.01)	(0.19)

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.43)	(0.26)	(1.66)	(0.04)	(0.04)	(0.31)
Tax return of capital	—	—	—	—	(0.03)	—
Net realized gains	— †	(0.06)	—	—	—	—

Total distributions	(0.43)	(0.32)	(1.66)	(0.04)	(0.07)	(0.31)

Net asset value, end of period	$10.01	$11.05	$10.81	$12.12	$10.17	$10.25

Total Return	(5.61)%	5.18%	2.87%[1]	19.66%	(0.13)%	1.88%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	2,429,734	2,183,062	1,259,714	1,036,182	487,110	191,949
Ratio of total expenses to average net assets less waivers	1.01%[3]	1.79%[5]	1.99%[2,7]	1.96%[9]	1.45%[11]	1.17%[13]
Ratio of total expenses to average net assets before waivers	1.01%[3]	1.79%[5]	1.99%[2,7]	1.96%[9]	1.45%[11]	1.17%[13]
Ratio of net investment income to average net assets, net of waivers	4.44%[4]	3.24%[6]	2.85%[2,8]	3.52%[10]	2.54%[12]	3.86%[14]
Ratio of net investment income to average net assets, before waivers	4.44%[4]	3.24%[6]	2.85%[2,8]	3.52%[10]	2.54%[12]	3.86%[14]
Portfolio turnover rate	55%	51%	7%[1]	150%	387%	495%

*	Fiscal year end change to December 31.

†	Represents less than $0.01 per share.

[1]	Not annualized.

[2]	Annualized.

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[3]

The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets was 0.88%.

[4]

The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the net investment income to average net assets was 4.58%.

[5]

The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets was 0.92%.

[6]

The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the net investment income to average net assets was 4.12%.

[7]

The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets was 0.96%.

[8]

The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the net investment income to average net assets was 3.88%.

[9]

The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets was 0.91%.

[10]

The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the net investment income to average net assets was 4.56%.

[11]

The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets was 0.94%.

[12]

The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the net investment income to average net assets was 3.05%.

[13]

The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets was 0.87%.

[14]

The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the net investment income to average net assets was 4.16%.

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Financial Highlights — Driehaus Select Credit Fund

The financial highlights table is intended to help you understand the Fund’s financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information below has been derived from financial statements audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available, without charge, upon request.

	For the year ended December 31, 2011	For the period September 30, 2010* through December 31, 2010

Net asset value, beginning of period	$10.26	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.57	0.05
Net realized and unrealized gain on investments	(0.84)	0.29

Total from investment operations	(0.27)	0.34

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.42)	(0.06)
Net realized gains	—	(0.02)

Total distributions	(0.42)	(0.08)

Net asset value, end of period	$9.57	$10.26

Total Return	(2.64)%	3.43%[1]
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$184,111	$23,639
Ratio of total expenses to average net assets including waivers and recapture	1.87%[3]	2.15%[2,5]
Ratio of total expenses to average net assets before waivers and recapture	1.81%[3]	3.54	% [2,5]
Ratio of net investment income to average net assets, including waivers and recapture	5.75%[4]	1.98%[2,6]
Ratio of net investment income to average net assets, before waivers and recapture	5.81%[4]	0.59%[2,6]
Portfolio turnover rate	64%	52%[1]

*	Fund commenced operations on September 30, 2010.

[1]	Not annualized.

[2]	Annualized.

[3]

The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets, including recapture, was 1.43%. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets before recapture was 1.37%.

[4]

The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of net investment income to average net assets, including recapture, was 6.20%. Excluding dividends and interest on short positions and interest expense, the ratio of net investment income to average net assets before recapture was 6.26%.

[5]

The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets, less waivers, was 1.75%. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets before waivers was 3.14%.

[6]

The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of net investment income to average net assets, less waivers, was 2.38%. Excluding dividends and interest on short positions and interest expense, the ratio of net investment income to average net assets before waivers was 0.99%.

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FOR MORE INFORMATION

More information on these Funds is available without charge, upon request, including the following:

Annual/Semi-Annual Reports

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual report, you will find a letter from the Adviser discussing recent market conditions, economic trends and Fund strategies that significantly affected the Funds’ performance during the Funds’ last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more details about the Funds and their policies. A current SAI is on file with the SEC and is incorporated by reference.

To Obtain Information:

By Telephone

Call 1-877-779-0079

By Mail

Write to:

Driehaus Mutual Funds

c/o UMB Fund Services, Inc.

P.O. Box 2175

Milwaukee, WI 53201-2175

On the Internet

Text-only versions of Fund documents, including the SAI, annual and semi-annual reports can be viewed online or downloaded without charge from: www.driehaus.com or the SEC at http://www.sec.gov.

You can also obtain copies by visiting the SEC’s Public Reference Room in Washington, DC (1-202-551-8090) or by sending your request by email to publicinfo@sec.gov or go to the SEC’s Public Reference Section, Washington, DC 20549-1520 (a duplicating fee is charged).

© 2012, Driehaus Mutual Funds

1940 Act File No. 811-07655

Statement of Additional Information Dated April 29, 2012

DRIEHAUS MUTUAL FUNDS

25 East Erie Street

Chicago, Illinois 60611

1-800-560-6111

DRIEHAUS INTERNATIONAL DISCOVERY FUND *DRIDX

DRIEHAUS EMERGING MARKETS GROWTH FUND *DREGX

DRIEHAUS EMERGING MARKETS SMALL CAP GROWTH FUND *DRESX

DRIEHAUS INTERNATIONAL SMALL CAP GROWTH FUND *DRIOX

DRIEHAUS GLOBAL GROWTH FUND *DRGGX

DRIEHAUS MID CAP GROWTH FUND *DRMGX

DRIEHAUS LARGE CAP GROWTH FUND *DRLGX

(the “Funds”)

This Statement of Additional Information (“SAI”) is not a prospectus, but provides additional information that should be read in conjunction with the Funds’ prospectus dated April 29, 2012 and any supplements thereto (“Prospectus”). The Prospectus may be obtained at no charge by calling 1-800-560-6111.

The financial statements for the Funds appearing in the combined Annual Report to Shareholders for the fiscal year ended December 31, 2011 have been audited by Ernst & Young LLP, independent registered public accounting firm, and are incorporated herein by reference.

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GENERAL INFORMATION AND HISTORY

Driehaus International Discovery Fund, Driehaus Emerging Markets Growth Fund, Driehaus Emerging Markets Small Cap Growth Fund, Driehaus International Small Cap Growth Fund, Driehaus Global Growth Fund, Driehaus Mid Cap Growth Fund and Driehaus Large Cap Growth Fund (individually, a “Fund” and collectively, the “Funds”) are each a series of Driehaus Mutual Funds (the “Trust”), an open-end management investment company. Driehaus Capital Management LLC (“DCM” or the “Adviser”) provides management and investment advisory services to each Fund. The Trust is a Delaware statutory trust organized under an Agreement and Declaration of Trust (“Declaration of Trust”) dated May 31, 1996, as subsequently amended, and as of the date of this SAI has ten series, including the Funds. The Trust or a Fund may be terminated (i) by the affirmative vote of at least two-thirds of the outstanding shares of the Trust (or Fund) at any meeting of shareholders, or (ii) by an instrument in writing, without a meeting, signed by a majority of the Trustees and consented to by at least two-thirds of the outstanding shares, or (iii) by the Trustees by written notice to shareholders. The Trust may issue an unlimited number of shares, in one or more series or classes as its Board of Trustees (the “Board”) may authorize. The Driehaus Emerging Markets Growth Fund commenced operations on December 31, 1997 and the Driehaus International Discovery Fund commenced operations on December 31, 1998. After succeeding to the assets of the Driehaus International Opportunities Fund, L.P., the Driehaus International Small Cap Growth Fund commenced operations on September 17, 2007. The Driehaus Global Growth Fund commenced operations on May 1, 2008. After succeeding to the assets of the Driehaus Institutional Mid Cap, L.P. and the Driehaus Mid Cap Investors, L.P., the Driehaus Mid Cap Growth Fund commenced operations on April 27, 2009. After succeeding to the assets of the Driehaus Large Cap Growth Fund, L.P., the Driehaus Large Cap Growth Fund commenced operations on April 27, 2009. After succeeding to the assets of the Driehaus Emerging Markets Small Cap Growth Fund, L.P., the Driehaus Emerging Markets Small Cap Growth Fund commenced operations on August 22, 2011.

Each share of a Fund is entitled to participate pro rata in any dividends and other distributions declared by the Board on shares of that series, and all shares of a Fund have equal rights in the event of liquidation of that series.

As a Delaware statutory trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing Trustees, changing fundamental policies, or approving an investment advisory contract. If requested to do so by the holders of at least 10% of the Trust’s outstanding shares, the Trust will call a special meeting for the purpose of voting upon the question of removal of a Trustee or Trustees and will assist in the communication with other shareholders as if the Trust were subject to Section 16(c) of the Investment Company Act of 1940, as amended (the “1940 Act”). All shares of all series of the Trust are voted together in the election of Trustees. On any other matter submitted to a vote of shareholders, shares are voted in the aggregate and not by an individual Fund, except that shares are voted by an individual Fund when required by the 1940 Act or other applicable law, or when the Board determines that the matter affects only the interests of one Fund, in which case shareholders of the unaffected Fund are not entitled to vote on such matters.

PORTFOLIO INVESTMENTS AND RISK CONSIDERATIONS

General Investment Risks

As with all investments, at any given time the value of your shares in the Fund(s) may be worth more or less than the price you paid. The value of your shares depends on the value of the individual securities owned by the Funds which will go up and down depending on the performance of the company that issued the security, general market and economic conditions, and investor confidence. In addition, the market for securities generally rises and falls over time, usually in cycles. During any particular cycle, an

2

investment style may be in or out of favor. If the market is not favoring the Funds’ style, the Funds’ gains may not be as big as, or its losses may be larger than, those of other equity funds using different investment styles.

Recent Market Events Risk

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the economy at large. Both domestic and international equity and fixed income markets have been experiencing heightened volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected. It is uncertain how long these conditions will continue.

These recent market conditions have resulted in fixed income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for borrowers to obtain financing on attractive terms, if at all. As a result, the values of many types of securities have been reduced, including, but not limited to, mortgage-backed, asset-backed and corporate debt securities.

The U.S. federal government and certain foreign central banks have acted to calm credit markets and increase confidence in the U.S. and world economies. Certain of these entities have injected liquidity into the markets and taken other steps in an effort to stabilize the market and grow the economy. The ultimate effect of these efforts is, of course, not yet known. Withdrawal of this support or other policy changes by governments or central banks could negatively affect the value and liquidity of certain securities.

The situation in the financial markets has resulted in calls for increased regulation, and the need of many financial institutions for government help has given lawmakers and regulators new leverage. The U.S. government, the Federal Reserve, the U.S. Department of the Treasury, the U.S. Securities and Exchange Commission (the “SEC”), the Commodity Futures Trading Commission (“CFTC”), the Federal Deposit Insurance Corporation and other U.S. governmental and regulatory bodies have recently taken, or are considering taking, actions in response to the economic events of the past few years. These actions include, but are not limited to, the enactment by the United States Congress of the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”), signed into law on July 21, 2010, which imposes a new regulatory framework over the U.S. financial services industry and the consumer credit markets in general, as well as requiring sweeping new regulations by the SEC, the CFTC and other regulators. Given the broad scope, sweeping nature, and relatively recent enactment of some of these statutes and regulatory measures, the potential impact they could have on securities held by the Funds currently is unknown. There can be no assurance that these measures will not have an adverse effect on the value or marketability of securities held by the Funds. Furthermore, no assurance can be made that the U.S. government or any U.S. regulatory body (or other authority or regulatory body) will refrain from taking further legislative or regulatory action.

Because the situation in the markets is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events.

Foreign Securities

Driehaus International Discovery Fund, Driehaus Emerging Markets Growth Fund, Driehaus Emerging Markets Small Cap Growth Fund, Driehaus International Small Cap Growth Fund and Driehaus Global Growth Fund invest in foreign securities, which may entail a greater degree of risk (including risks relating to exchange rate fluctuations, taxes or expropriation of assets) than investments in securities of domestic issuers. These Funds may also purchase foreign securities in the form of European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or other securities representing underlying shares of foreign issuers. Additionally, the Funds, including Driehaus Mid Cap Growth Fund and

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Driehaus Large Cap Growth Fund, may purchase foreign securities in the form of American Depositary Receipts (“ADRs”). Positions in these securities are not necessarily denominated in the same currency as the common stocks into which they may be converted. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. EDRs and GDRs are European receipts evidencing a similar arrangement. Generally, ADRs are designed for the U.S. securities markets and EDRs and GDRs are designed for use in European and other foreign securities markets. The Funds may invest in sponsored or unsponsored ADRs. In the case of an unsponsored ADR, each Fund is likely to bear its proportionate share of the expenses of the depository and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored ADR.

With respect to equities that are issued by foreign issuers or denominated in foreign currencies, a Fund’s investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in a Fund will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under “Currency Exchange Transactions.”)

Risks. Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities and positions which are generally denominated in foreign currencies, and utilization of forward currency contracts, involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers and issuers of securities; lack of uniform accounting, auditing and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; investment in securities of companies in developing as well as developed countries; and sometimes less advantageous legal, operational and financial protections applicable to foreign subcustodial arrangements.

Although the Funds will try to invest in companies and governments of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.

Currency Exchange Transactions. Currency exchange transactions may be conducted either through forward currency contracts (“forward currency contracts”) or on a spot (i.e., cash) basis at the spot rate for purchasing currency prevailing in the foreign exchange market. Forward currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward currency contracts are usually entered into with banks and broker-dealers, are not exchange traded and are usually for less than one year, but may be renewed.

Forward currency transactions may involve currencies of the different countries in which the Driehaus International Discovery Fund, Driehaus Emerging Markets Growth Fund, Driehaus Emerging Markets Small Cap Growth Fund, Driehaus International Small Cap Growth Fund and Driehaus Global Growth Fund may invest and serve as hedges against possible variations in the exchange rate between these currencies. Each Fund’s currency transactions are limited to transaction hedging and portfolio hedging involving either specific transactions or portfolio positions, except to the extent described under “Synthetic Foreign Money Market Positions.” Transaction hedging is the purchase or sale of forward currency contracts with respect to specific receivables or payables of each Fund accruing in connection

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with settlement of the purchase and sale of its portfolio securities. Portfolio hedging is the use of forward currency contracts with respect to portfolio security positions denominated or quoted in a particular currency. Portfolio hedging allows the Adviser to limit or reduce exposure in a foreign currency by entering into a forward contract to sell such foreign currency (or another foreign currency that acts as a proxy for that currency) so that the U.S. dollar value of certain underlying foreign portfolio securities can be approximately matched by an equivalent U.S. dollar liability. No Fund may engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that each Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, each Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward currency contracts for each currency held in each Fund. The Funds may not engage in “speculative” currency exchange transactions.

At the maturity of a forward contract to deliver a particular currency, each Fund may either sell the portfolio security related to such contract and make delivery of the currency, or retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for a Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency a Fund is obligated to deliver.

If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between the Fund’s entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to a Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

Synthetic Foreign Money Market Positions. A Fund may invest in money market instruments denominated in foreign currencies. In addition to, or in lieu of, such direct investment, a Fund may construct a synthetic foreign money market position by (a) purchasing a money market instrument

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denominated in one currency, generally U.S. dollars, and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. For example, a synthetic money market position in Japanese yen could be constructed by purchasing a U.S. dollar money market instrument, and entering concurrently into a forward contract to deliver a corresponding amount of U.S. dollars in exchange for Japanese yen on a specified date and at a specified rate of exchange. Because of the availability of a variety of highly liquid short-term U.S. dollar money market instruments, a synthetic money market position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign currency money market instruments. The result of a direct investment in a foreign currency and a concurrent construction of a synthetic position in such foreign currency, in terms of both income yield and gain or loss from changes in currency exchange rates, should, in general, be similar, but would not be identical because the components of the alternative investments would not be identical.

Except to the extent a synthetic foreign money market position consists of a money market instrument denominated in a foreign currency, a synthetic foreign money market position shall not be deemed a “foreign security” for purposes of the policy that, under normal market conditions, the Driehaus International Discovery Fund will invest at least 65% of its total assets in at least three countries other than the United States, for the purposes of the policy that, under normal market conditions, the Driehaus Emerging Markets Growth Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in emerging markets companies or for the purposes of the policy that, under normal market conditions, the Driehaus Emerging Markets Small Cap Growth Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in small capitalization emerging markets companies.

Lending of Portfolio Securities

Subject to restriction (3) under “Investment Restrictions” in this SAI, each Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by that Fund. Each Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. Each Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. Each Fund would not have the right to vote the securities during the existence of the loan, but would call the loan to permit voting of the securities if, in the Adviser’s judgment, a material event requiring a shareholder vote would otherwise occur before the loan was repaid. In the event of bankruptcy or other default of the borrower, each Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while each Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights.

Repurchase Agreements

Each Fund may invest in repurchase agreements, provided that it will not invest more than 15% of net assets in repurchase agreements maturing in more than seven days as well as any other illiquid securities. A repurchase agreement is a sale of securities to the Fund(s) in which the seller agrees to repurchase the securities at a higher price, which includes an amount representing interest on the purchase price within a specified time. In the event of bankruptcy of the seller, the Fund(s) could experience both losses and delays in liquidating its collateral.

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Warrants

The Funds may purchase warrants, which are instruments that give holders the right, but not the obligation, to buy shares of a company at a given price during a specified period. Warrants are generally sold by companies intending to issue stock in the future, or by those seeking to raise cash by selling shares held in reserve.

Short Sales

Each Fund may make short sales “against the box.” In a short sale, a Fund sells a borrowed security and is required to return the identical security to the lender. A short sale “against the box” involves the sale of a security with respect to which the Fund already owns an equivalent security in kind and amount. A short sale “against the box” enables each Fund to obtain the current market price of a security that it desires to sell but is unavailable for settlement.

The Driehaus Emerging Markets Small Cap Growth Fund may make short sales of securities to hedge its portfolio or a portion thereof or may do so speculatively for purposes of profiting from a decline in the market value of a security. A short sale is a transaction in which a fund sells a security it does not own in anticipation that the market price of that security will decline.

When the Driehaus Emerging Markets Small Cap Growth Fund makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. In connection with short sales of securities, the Driehaus Emerging Markets Small Cap Growth Fund may pay a fee to borrow securities or maintain an arrangement with a broker to borrow securities, and is often obligated to pay any dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time that the Driehaus Emerging Markets Small Cap Growth Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged. In addition, unlike taking a long position in a security, where potential losses are limited to the purchase price, short sales have no cap on maximum losses.

To the extent that the Driehaus Emerging Markets Small Cap Growth Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets that the Adviser determines to be liquid in accordance with procedures established by the Board of Trustees and that is equal to the current market value of the securities sold short, or will ensure that such positions are covered by “offsetting” positions, until the Fund replaces the borrowed security. The Driehaus Emerging Markets Small Cap Growth Fund will engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder. To the extent the Driehaus Emerging Markets Small Cap Growth Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so if permitted by the laws and regulations of such jurisdiction.

Rule 144A Securities

The Funds may purchase securities that have been privately placed but are eligible for purchase and sale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”). Rule 144A permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Adviser, under the supervision of the Board, will consider whether securities purchased under Rule 144A are illiquid and thus subject to each Fund’s

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restriction of investing no more than 15% of its net assets in illiquid securities. In determining whether a Rule 144A security is liquid or not, the Adviser will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Adviser will consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored. Investing in Rule 144A securities could have the effect of increasing the amount of a Fund’s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

Line of Credit

Subject to restriction (4) under “Investment Restrictions” in this SAI, the Trust has established a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities. Currently the line of credit is available to each Fund.

Portfolio Turnover

Portfolio turnover rate is commonly measured by dividing the lesser of total purchases or sales for the period under consideration by the average portfolio value (i.e., the cumulative total investment in the account at the end of each month, divided by the number of months under consideration).

Derivatives

Consistent with its objective, each Fund may invest in a broad array of financial instruments and securities, commonly known as derivatives. (For these purposes, forward currency contracts are not considered “derivatives.”) The Funds may enter into conventional exchange-traded and nonexchange-traded options, futures contracts, futures options, swaps and similar transactions, such as caps, floors and collars, involving or relating to currencies, securities, interest rates, prices or other items. In each case, the value of the instrument or security is “derived” from the performance of an underlying asset or a “benchmark,” such as a security, an index, an interest rate or a currency.

Derivatives are most often used to manage investment risk or to create an investment position indirectly because they are more efficient or less costly than direct investment that cannot be readily established directly due to portfolio size, cash availability or other factors. They also may be used in an effort to enhance portfolio returns.

The successful use of derivatives depends on the Adviser’s ability to correctly predict changes in the levels and directions of movements in currency exchange rates, security prices, interest rates and other market factors affecting the derivative itself or the value of the underlying asset or benchmark. In addition, correlations in the performance of an underlying asset to a derivative may not be well established. Finally, privately negotiated and over-the-counter derivatives may not be as well regulated and may be less marketable than exchange-traded derivatives.

The Funds may use equity linked certificates/notes/swaps (all derivatives) to further their investment objectives. In buying such derivatives, the Funds could be purchasing bank debt instruments, swaps or certificates that vary in value based on the value of the underlying benchmark security. If a Fund buys such derivative instruments, it is subject to the risk of the inability or refusal to perform of the counterparties to the transaction.

A swap transaction is an individually negotiated, nonstandardized agreement between two parties to exchange cash flows (and sometimes principal amounts) measured by different interest rates, exchange rates, indices or prices, with payments generally calculated by reference to a principal (“notional”) amount or quantity. In general, swaps are agreements pursuant to which a Fund contracts with a bank or a broker/dealer to receive a return based on or indexed to the performance of an individual security or a

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basket of securities. A Fund usually will enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Adviser and the Funds believe such obligations do not constitute senior securities under the 1940 Act, and, accordingly, will not treat them as being subject to the Funds’ borrowing restrictions. Swap contracts are not traded on exchanges; rather, banks and dealers act as principals in these markets. As a result, a Fund will be subject to the risk of the inability or refusal to perform with respect to such contracts on the part of the counterparties with which the Fund trades. If there is a default by a counterparty, a Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market is generally not regulated by any government authority. Participants in the swap markets are not required to make continuous markets in the swap contracts they trade.

As a result of the Dodd-Frank Act, certain swap agreements may be cleared through a clearinghouse and traded on an exchange or swap execution facility. New regulations could, among other things, increase the costs of such transactions, affect the ability of a Fund to enter into swap agreements or limit the ability of a Fund to terminate existing swap agreements or to realize amounts to be received under such agreements. The Adviser will continue to monitor developments in this area, particularly to the extent regulatory changes affect a Fund's ability to enter into swap agreements.

The Funds intend to use interest rate, currency and index swaps as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream a Fund may be obligated to pay. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

With respect to swaps, a Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will earmark or segregate an amount of cash or liquid securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund’s net obligation, if any.

Options on Securities and Indexes. The Funds may purchase and sell put options and call options on securities, indexes or foreign currencies in standardized contracts traded on recognized securities exchanges, boards of trade or similar entities, or quoted on Nasdaq. The Funds may purchase agreements, sometimes called cash puts, that may accompany the purchase of a new issue of bonds from a dealer.

An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option on an individual security or on a foreign currency has the obligation upon exercise of the option to deliver the underlying security or foreign currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or foreign currency. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a

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particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

A Fund will write call options and put options only if they are “covered.” For example, in the case of a call option on a security, the option is “covered” if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are earmarked or held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio.

If an option written by a Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires, the Fund realizes a capital loss equal to the premium paid.

Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires.

A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, a Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, a Fund will realize a capital gain, or, if it is less, a Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index and the time remaining until the expiration date.

A put or call option purchased by a Fund is an asset of the Fund, valued initially at the premium paid for the option. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, a Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased or written by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, a Fund might be unable to exercise an option it has purchased.

Futures Contracts and Options on Futures Contracts. The Funds may use interest rate futures contracts, index futures contracts, and foreign currency futures contracts. An interest rate, index or foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified

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quantity of a financial instrument or the cash value of an index1 at a specified price and time. A public market exists in futures contracts covering a number of indexes (including, but not limited to, the Standard & Poor’s 500® Index, the Value Line Composite Index, and the New York Stock Exchange Composite Index), as well as financial instruments (including, but not limited to, U.S. Treasury bonds, U.S. Treasury notes, Eurodollar certificates of deposit, and foreign currencies). Other index and financial instrument futures contracts are available and it is expected that additional futures contracts will be developed and traded.

The Funds may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities, indexes and foreign currencies (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. A Fund might, for example, use futures contracts to hedge against or gain exposure to fluctuations in the general level of stock prices, anticipated changes in interest rates or currency fluctuations that might adversely affect either the value of the Fund’s securities or the price of the securities that the Fund intends to purchase. Although other techniques could be used to reduce or increase a Fund’s exposure to stock price, interest rate and currency fluctuations, a Fund may be able to achieve its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

The Funds will only enter into futures contracts and futures options that are standardized and traded on an exchange, board of trade or similar entity, or quoted on an automated quotation system.

The success of any futures transaction depends on the Adviser correctly predicting changes in the level and direction of stock prices, interest rates, currency exchange rates and other factors. Should those predictions be incorrect, a Fund’s return might have been better had the transaction not been attempted; however, in the absence of the ability to use futures contracts, the Adviser might have taken portfolio actions in anticipation of the same market movements with similar investment results but, presumably, at greater transaction costs.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. government securities or other securities acceptable to the broker (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Funds expect to earn interest income on their initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking-to-market.” Variation margin paid or received by a Fund does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous day. In computing daily net asset value, each Fund will mark-to-market its open futures positions.

Each Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures

[1]

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.

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contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, a Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, a Fund realizes a capital loss. The transaction costs must also be included in these calculations.

There are several risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In trying to increase or reduce market exposure, there can be no guarantee that there will be a correlation between price movements in the futures contract and in the portfolio exposure sought. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, futures options and the related securities, including technical influences in futures and futures options trading and differences between the securities markets and the securities underlying the standard contracts available for trading. For example, in the case of index futures contracts, the composition of the index, including the issuers and the weighting of each issue, may differ from the composition of a Fund’s portfolio, and, in the case of interest rate futures contracts, the interest rate levels, maturities and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in a Fund’s portfolio. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected stock price or interest rate trends.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Stock index futures contracts are not normally subject to such daily price change limitations.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or futures option position. The Fund would be exposed to possible loss on the position during the interval of inability to close and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Limitations on Options and Futures. If other options, futures contracts or futures options of types other than those described herein are traded in the future, a Fund may also use those investment vehicles, provided that the Board determines that their use is consistent with the Fund’s investment objective.

When purchasing a futures contract or writing a put option on a futures contract, a Fund must maintain with its custodian (or broker, if legally permitted) cash or cash equivalents (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, a Fund similarly

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will maintain with its custodian cash or cash equivalents (including any margin) equal to the amount by which such option is in-the-money until the option expires or is closed out by the Fund.

A Fund may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent a Fund has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

The Trust, on behalf of each Fund, has claimed an exemption from the definition of the term “commodity pool operator” available to qualifying entities pursuant to Regulation 4.5 promulgated by the Commodity Futures Trading Commission. Accordingly, the Funds are not subject to registration or regulation as a “commodity pool operator.”

On February 9, 2012, the CFTC adopted amendments to its rules that, once effective, may affect the ability of a Fund to continue to claim this exclusion. A Fund that seeks to claim the exclusion after the effectiveness of the amended rules would be limited in its ability to use futures and options on futures or commodities or engage in swap transactions. If a Fund were no longer able to claim the exclusion, the Adviser would be required to register as a “commodity pool operator,” and the Fund and the Adviser would be subject to regulation under the Commodity Exchange Act.

INVESTMENT RESTRICTIONS

Each Fund operates under the following fundamental investment restrictions, which, together with the investment objective and fundamental policies, cannot be changed without the approval of a “majority of the outstanding voting securities,” which is defined in the 1940 Act to mean the lesser of (i) 67% of a Fund’s shares present at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of a Fund’s outstanding shares. Each Fund may not:

(1)	act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the 1933 Act on disposition of securities acquired subject to legal or contractual restrictions on resale;

(2)	purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein), commodities or commodity contracts, except that it may enter into (a) futures and options on futures and (b) forward currency contracts;

(3)	make loans, but this restriction shall not prevent the Fund from (a) buying a part of an issue of bonds, debentures, or other obligations, (b) investing in repurchase agreements, or (c) lending portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33 1/3% of its total assets (taken at market value at the time of such loan);

(4)	borrow, except that it may (a) borrow up to 33 1/3% of its total assets, taken at market value at the time of such borrowing, as a temporary measure for extraordinary or emergency purposes, but not to increase portfolio income (the total of reverse repurchase agreements and such borrowings will not exceed 33 1/3% of its total assets, and the Fund will not purchase additional securities when its borrowings, less proceeds receivable from sales of portfolio securities, exceed 5% of its total assets) and (b) enter into transactions in options, futures and options on futures;

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(5)

invest in a security if 25% or more of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry,[2] except that this restriction does not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; or

(6)	issue any senior security except to the extent permitted under the 1940 Act.

All swap agreements and other derivative instruments that were not classified as commodities or commodity contracts prior to July 21, 2010 are not deemed to be commodities or commodity contracts for purposes of restriction Number 2 above.

Each Fund is also subject to the following nonfundamental restrictions and policies, which may be changed by the Board without shareholder approval. Each Fund may not:

(1)	invest in companies for the purpose of exercising control or management;

(2)	purchase, except for securities acquired as part of a merger, consolidation or acquisition of assets, more than 3% of the stock of another investment company (valued at time of purchase);

(3)	mortgage, pledge or hypothecate its assets, except as may be necessary in connection with permitted borrowings or in connection with options, futures and options on futures;

(4)	except for the Driehaus Emerging Markets Small Cap Growth Fund, purchase securities on margin (except for use of short-term credits as are necessary for the clearance of transactions), or sell securities short unless (i) the Fund owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or (ii) the securities sold are “when issued” or “when distributed” securities which the Fund expects to receive in a recapitalization, reorganization or other exchange for securities the Fund contemporaneously owns or has the right to obtain and provided that transactions in options, futures and options on futures are not treated as short sales;

(5)	invest more than 15% of its net assets (taken at market value at the time of a particular investment) in illiquid securities, including repurchase agreements maturing in more than seven days;

(6)	under normal market conditions, invest less than 80% of its net assets (plus the amount of borrowings for investment purposes) in the equity securities of U.S. mid cap companies (Driehaus Mid Cap Growth Fund only);

(7)	under normal market conditions, invest less than 80% of its net assets (plus the amount of borrowings for investment purposes) in the equity securities of U.S. large cap companies (Driehaus Large Cap Growth Fund only);

(8)	under normal market conditions, invest less than 80% of its net assets (plus the amount of borrowings for investment purposes) in emerging markets companies (Driehaus Emerging Markets Growth Fund only); or

(9)	under normal market conditions, invest less than 80% of its net assets (plus the amount of borrowings for investment purposes) in equity securities of small capitalization emerging markets companies (Driehaus Emerging Markets Small Cap Growth Fund only).

[2]

For purposes of this investment restriction, each Fund uses industry classifications contained in Morgan Stanley Capital International and Standard & Poor’s Global Industry Classification Standard (“GICS”). To the extent that categorization in GICS is “Miscellaneous” or “Other” for an industry, the portfolio manager may change the GICS industry classification to a more appropriate or specific industry.

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Each applicable Fund will notify its shareholders at least 60 days prior to any change in the policies described in (6), (7), (8) and (9) above.

For purposes of these investment restrictions, with the exception of the restriction on borrowing, subsequent changes in a Fund’s holdings as a result of changing market conditions or changes in the amount of the Fund’s total assets does not require a Fund to sell or dispose of an investment or to take any other action, except that if illiquid securities exceed 15% of a Fund’s net assets after the time of purchase, the Fund will take steps to reduce in an orderly fashion its holdings of illiquid securities. Because illiquid securities may not be readily marketable, the portfolio managers may not be able to dispose of them in a timely manner. As a result, a Fund may be forced to hold illiquid securities while their price depreciates. Depreciation in the price of illiquid securities may cause the net asset value of a Fund to decline. With respect to the investment restriction related to borrowing, a Fund may only borrow from banks and in the event that such asset coverage shall at any time fall below 33 1/3% of its total assets, the Fund shall, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 33 1/3% of its total assets.

DISCLOSURE OF THE FUNDS’ PORTFOLIO HOLDINGS

It is the policy of the Funds, DCM and Driehaus Securities LLC (“DS LLC” or the “Distributor”) that non-public information about the Funds’ portfolio holdings (“Portfolio Holdings”) may not be selectively disclosed to any person, unless the disclosure (a) is made for a legitimate business purpose, (b) is made to a recipient who is subject to a duty to keep the information confidential, including a duty not to trade on the basis of the Funds’ Portfolio Holdings (“Authorized Recipients”), (c) is consistent with DCM’s fiduciary duties as an investment adviser, the duties owed by DS LLC as a broker-dealer or the duties owed by the Funds to their shareholders and (d) will not violate the antifraud provisions of the federal securities laws. The purpose of this policy is to prevent abusive trading in shares of the Funds, such as market timing, and not other fraudulent practices, e.g., trading on “inside information,” that are addressed in the Trust’s, DCM’s and DS LLC’s Code of Ethics.

Authorized Recipients of Portfolio Holdings information are: (a) the Trust’s officers and Trustees in their capacity as such; (b) officers, directors or employees of DCM and DS LLC who need the information to perform their duties; (c) outside counsel to the Trust, DCM or DS LLC and independent counsel to the Trust’s Independent Trustees in their capacity as such; (d) the independent registered public accounting firm (the “auditors”) for the Funds, DCM or DS LLC; (e) the auditors conducting the performance verifications for DCM, DS LLC and/or their affiliates; (f) third-party broker-dealers in connection with the provision of brokerage, research or analytical services to the Trust, DCM or DS LLC; (g) third-party service providers to the Funds, DCM or DS LLC, such as the Funds’ custodian; the Funds’ administrator and transfer agent; DCM’s proxy-voting service; the Funds’ pricing service; and “best execution” analysts retained to evaluate the quality of executions obtained for the Funds, provided their contracts with the Funds, DCM and DS LLC contain appropriate provisions protecting the confidentiality, and limiting the use, of the information; (h) consultants and rating and ranking organizations that have entered into written confidentiality agreements with the Trust, DCM or DS LLC appropriately limiting their use of the information; and (i) such other Authorized Recipients as may be pre-approved from time to time by DCM’s Chief Executive Officer, President or General Counsel.

Authorized Recipients do not include, for example, members of the press or other communications media, institutional investors and persons that are engaged in selling shares of the Funds to customers, such as financial planners, broker-dealers or other intermediaries. However, the Funds, DCM or DS LLC may make disclosure of a limited number of Portfolio Holdings, provided the Funds are not disadvantaged by such disclosure and the disclosure is made for a legitimate business purpose.

The Funds will post Portfolio Holdings, including top ten holdings, on its web site 30 days after month-

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end. Regional, sector and country weightings, performance and performance attribution will be posted as soon as information is available after calendar quarter-end. All Portfolio Holdings information is available at www.driehaus.com. Portfolio Holdings information is also available upon request after the web site posting and quarterly on Form N-Q or Form N-CSR. These filings are described below.

The Funds’ Portfolio Holdings posted on the web site and in these filings may not represent current or future portfolio composition and are subject to change without notice. Information on particular Portfolio Holdings may be withheld if it is in a Fund’s best interest to do so.

DCM and DS LLC shall not agree to give or receive from any person or entity any compensation or consideration of any kind (including an agreement to maintain assets in any portfolio or enter into or maintain any other relationship with DCM or DS LLC) in connection with the release of a Fund’s Portfolio Holdings.

DCM’s General Counsel is responsible for reviewing the agreements between the Trust, DCM or DS LLC and the third-party service providers, consultants, rating and ranking organizations and any pre-approved Authorized Recipients, to seek to ensure that these agreements contain appropriate confidentiality and limitations on use provisions. DCM’s Chief Compliance Officer is responsible for monitoring compliance with the Funds’ pre-approval and disclosure restrictions. The Trust’s Treasurer, working with the Trust’s counsel, is responsible for ensuring the accuracy and completeness of the Prospectus and SAI disclosure requirements. The Trust’s Chief Compliance Officer will report to the Trust’s Board at least annually on compliance by the Funds, DCM and DS LLC with the policies and procedures on selective disclosure of the Funds’ Portfolio Holdings to enable the Board to exercise its oversight of these policies and procedures.

The Funds’ Portfolio Holdings must be filed with the SEC within 60 days of quarter-end. The Portfolio Holdings are available on the Funds’ web site at www.driehaus.com within five business days after filing with the SEC and are available on the web site for at least six months from the posting date.

PURCHASES AND REDEMPTIONS

How to purchase and redeem Fund shares is discussed in the Prospectus. The Prospectus discloses that you may purchase (or redeem) shares through investment dealers or other institutions. It is the responsibility of any such institution to establish procedures insuring the prompt transmission to the Funds of any such purchase order.

Each Fund’s net asset value is determined on days on which the New York Stock Exchange (the “NYSE”) is open for trading. The NYSE is regularly closed on Saturdays and Sundays and on New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day (observed). If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively.

The Trust intends to pay all redemptions in cash and will pay cash for all redemption orders, limited in amount with respect to each shareholder of record during any ninety-day period to the lesser of $250,000 or one percent of the net assets of the relevant Fund, as measured at the beginning of such period. However, redemptions in excess of such limit may be paid wholly or partly by a distribution in kind of exchange-traded securities. If redemptions are made in kind, the proceeds are taxable for federal income tax purposes in the same manner as a redemption for cash and the redeeming shareholder might incur transaction costs in selling the securities received in the redemption.

The Trust reserves the right to suspend or postpone redemptions of shares of a Fund during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed for other than customary weekend and holiday closings; (b) the SEC has by order permitted such suspension; or (c)

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an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable.

NET ASSET VALUE

The net asset value per share of a Fund is calculated by dividing (i) the value of the securities held by the Fund (i.e., the value of its investments), plus any cash or other assets, minus all liabilities (including accrued estimated expenses on an annual basis), by (ii) the total number of outstanding shares of the Fund. Investment securities, including ADRs, EDRs and GDRs, that are traded on a stock exchange are valued at the last sale price as of the regular close of business on the NYSE (normally 3:00 p.m. Central time) on the day the securities are being valued, or lacking any sales, at either (a) the last bid prices or (b) the mean between the closing bid and asked prices. Securities traded on Nasdaq will be valued at the Nasdaq official closing price. Other over-the-counter securities are valued at the mean between the closing bid and asked prices. Net asset value will not be determined on days when the NYSE is closed, unless, in the judgment of the Board, the net asset value of a Fund should be determined on any such day, in which case the determination will be made at 3:00 p.m. Central time.

In the event that the NYSE or the relevant national securities exchange adopts different trading hours on a temporary basis, a Fund’s net asset value will be computed at the close of the exchange.

Trading in securities on most foreign securities exchanges and over-the-counter markets is normally completed well before the close of the NYSE except securities trading primarily on Central and South American exchanges. Such securities are valued at the last sale price as of the regular close of the relevant exchange. For securities that trade primarily on an exchange that closes after the NYSE, the price of the security will be determined at 3:00 p.m. Central time. In addition, foreign securities trading may not take place on all business days and may occur in various foreign markets on days which are not business days in domestic markets and on which net asset value is not calculated. The calculation of net asset value may not take place contemporaneously with the determination of the prices of portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in the calculation of net asset value unless the Adviser, by or under the direction of the Board of Trustees, deems that the particular event would materially affect net asset value, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the net asset value into U.S. dollars at the spot exchange rates at 3:00 p.m. Central time or at such other rates as the Adviser may determine to be appropriate in computing net asset value.

Securities and assets for which market quotations are not readily available are valued at fair value determined by the Adviser’s Pricing Committee pursuant to methodologies established in good faith by the Board. If the Adviser’s Pricing Committee determines that the foregoing methods do not accurately reflect current market value, securities and assets are valued at fair value as determined in good faith by or under direction of the Board. The Funds use an independent pricing service to provide fair value estimates for relevant foreign equity securities on days when the U.S. market movement exceeds a certain threshold. This pricing service uses correlations between the movement of prices of foreign equity securities and indexes of U.S. traded securities and other indicators, such as closing prices of ADRs and futures contracts, to determine the fair value of relevant foreign equity securities. Such valuations and procedures will be reviewed periodically by the Board.

The Funds use independent pricing services approved by the Board. Unless priced in accordance with the provisions of the prior paragraph, prices of equity securities provided by such services represent the last sale price on the exchange where the security is primarily traded. Exchange rates of currencies provided by such services are sourced, where possible, from multi-contributor quotations. Normally, the rate will be based upon commercial interbank bid and offer quotes. Representative rates are selected for each

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currency based upon the latest quotation taken from contributors at short intervals prior to pricing. Prices of bonds by such services represent evaluations of the mean between current bid and asked market prices, may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics, indications of values from dealers and other market data. Such services may use electronic data processing techniques and/or a matrix system to determine valuations.

Long-term debt obligations are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Adviser deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used, as discussed below. Debt securities with maturities of 60 days or less are valued at amortized cost. Repurchase agreements are valued at cost plus accrued interest.

U.S. government securities are traded in the over-the-counter market and are valued at the mean between the last available bid and asked prices, except that securities with a demand feature exercisable within one to seven days are valued at par. Such valuations are based on quotations of one or more dealers that make markets in the securities as obtained from such dealers, or on the evaluation of a pricing service.

Options, futures contracts and options thereon, which are traded on exchanges, are valued at their last sale or settlement price as of the close of such exchanges or, if no sales are reported, at the mean between the last reported bid and asked prices. If an options or futures exchange closes later than 3:00 p.m. Central time, the options or futures traded on it are valued based on the sale price, or on the mean between the bid and ask prices, as the case may be, as of 3:00 p.m. Central time.

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TRUSTEES, ADVISORY BOARD MEMBERS AND OFFICERS

The officers of the Trust manage its day-to-day operations under the direction of the Trust’s Board. The primary responsibility of the Board is to represent the interests of the shareholders of each series of the Trust and to provide oversight of the management of the Trust. Seventy-five percent of the Trust’s Board members are not affiliated with the Adviser or the Distributor. Each Trustee will serve as a Trustee until (i) termination of the Trust, or (ii) the Trustee’s retirement, resignation, or death, or (iii) as otherwise specified in the Trust’s governing documents. Officers of the Trust are elected by the Board on an annual basis. The following table sets forth certain information with respect to the Trustees of the Trust and the Advisory Board Members. The Advisory Board Members serve for a one-year term from November 1, 2011 through October 31, 2012 and may be appointed to serve additional terms to be determined by the Board at its discretion. The Trustees oversee each series of the Trust, which as of the date of this SAI consists of ten series, including the Funds.

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee/Advisory Board Member During the Past 5 Years
INTERESTED TRUSTEE:*
Richard H. Driehaus 25 East Erie Street Chicago, IL 60611 YOB: 1942	Trustee	Since 1996	Chairman of the Board of the Adviser, the Distributor and Driehaus Capital Management (USVI) LLC (“USVI”); Chief Investment Officer and Portfolio Manager of the Adviser. President of the Trust from 1996-2011.	Driehaus Capital Holdings LLC; Driehaus Enterprise Management, Inc.; The Richard H. Driehaus Foundation; and The Richard H. Driehaus Museum.

INDEPENDENT TRUSTEES:
A.R. Umans c/o Driehaus Capital Management LLC 25 East Erie Street Chicago, IL 60611 YOB: 1927	Trustee and Chairman	Since 1996 Since 2005	Chairman of the Board, Commerce National Group (investment company) since 2005; Chairman of the Board and Chief Executive Officer, RHC/Spacemaster Corporation (manufacturing corporation) prior thereto.	Sinai Health System; Schwab Rehabilitation Hospital

Francis J. Harmon c/o Driehaus Capital Management LLC 25 East Erie Street Chicago, IL 60611 YOB: 1942	Trustee	Since 1998	Relationship Manager, Great Lakes Advisors, Inc. since February 2008; Principal Account Executive – Labor Affairs, Blue Cross and Blue Shield of Illinois prior thereto.	None

Daniel F. Zemanek c/o Driehaus Capital Management LLC 25 East Erie Street Chicago, IL 60611 YOB: 1942	Trustee	Since 1996	President of Ludan, Inc. (real estate services specializing in senior housing) since April 2008; Senior Vice President of Sunrise Development, Inc. (senior living) from 2003-2007; Consultant, real estate development prior thereto.	None

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Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee/Advisory Board Member During the Past 5 Years
ADVISORY BOARD MEMBERS:
Theodore J. Beck c/o Driehaus Capital Management LLC 25 East Erie Street Chicago, IL 60611 YOB: 1952	Advisory Board Member	Since 2011	President and Chief Executive Officer, National Endowment for Financial Education, 2005 to present; Associate Dean for Executive Education and Corporate Relations and President for the Center for Advanced Studies in Business at the University of Wisconsin-Madison, 1999-2005.	President’s Advisory Council on Financial Capability since 2010; Federal Deposit Insurance Corporation Advisory Committee on Economic Inclusion since 2007; Jump$tart Coalition for Personal Financial Literacy since 2006; Wisconsin Alumni Association Board since 2006; President’s Advisory Council on Financial Literacy from 2008-2010; Wilshire Variable Insurance Trust, 2008-2010; Wilshire Mutual Funds Inc, 2008-2010.

Dawn M. Vroegop c/o Driehaus Capital Management LLC 25 East Erie Street Chicago, IL 60611 YOB: 1966	Advisory Board Member	Since 2011	Managing Director, Dresdner RCM Global Investors from September 1999 to September 2003.	Independent Trustee, Met Investors Series Trust since December 2000; Director, Metropolitan Series Fund, Inc. since May 2009; Director and Investment Committee Chair, City College of San Francisco Foundation since 2003.

*	Mr. Driehaus is an “interested person” of the Trust, the Adviser and the Distributor, as defined in the 1940 Act, because he is an officer of the Adviser and the Distributor. In addition, Mr. Driehaus has a controlling interest in the Adviser and the Distributor.

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The following table sets forth certain information with respect to the officers of the Trust.

Name, Address and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During the Past 5 Years
Robert H. Gordon 25 East Erie Street Chicago, IL 60611 YOB: 1961	President	Since 2011	President and Chief Executive Officer of Adviser, Distributor and USVI since October 2006; Advisor to Adviser and Distributor from April to September 2006; Chief Operating Officer, Aris Capital Management from 2003-2006. Senior Vice President of the Trust from 2006-2011.

Michelle L. Cahoon 25 East Erie Street Chicago, IL 60611 YOB: 1966	Vice President and Treasurer	Since 2006 Since 2002	Vice President, Treasurer and Chief Financial Officer of the Adviser, Distributor and USVI since 2004.

Janet L. McWilliams 25 East Erie Street Chicago, IL 60611 YOB: 1970	Assistant Vice President and Chief Legal Officer	Since 2007 Since 2012	Senior Vice President and Secretary of the Adviser, Distributor and USVI since 2012; Chief Compliance Officer of the Adviser and Distributor from 2006-2012; Chief Compliance Officer of the Trust from 2006-2012.

Michael R. Shoemaker 25 East Erie Street Chicago, IL 60611 YOB: 1981	Chief Compliance Officer	Since 2012	Assistant Vice President and Chief Compliance Officer of the Adviser and Distributor since 2012; Associate Chief Compliance Officer of the Adviser and Distributor from 2011-2012; Compliance Officer, Pacific Investment Management Company LLC and PIMCO Investments LLC from 2010-2011; Senior Compliance Analyst of the Adviser and Distributor from 2007-2010.

Diane J. Drake 301 Bellevue Parkway Wilmington, DE 19809 YOB: 1967	Secretary	Since 2006	Managing Director and Senior Counsel, BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc. (“PNC”), (financial services company)) since 2010; Vice President and Counsel, PNC from 2008-2010; Vice President and Associate Counsel, PNC from 2003-2007.

Michael P. Kailus 25 East Erie Street Chicago, IL 60611 YOB: 1971	Assistant Secretary	Since 2010	Assistant Secretary of the Adviser, Distributor and USVI since 2010; Associate General Counsel of Superfund Group (formerly Quadriga Group, a financial services company) from 2005-2010.

William H. Wallace, III 301 Bellevue Parkway Wilmington, DE 19809 YOB: 1969	Assistant Secretary	Since 2008	Vice President and Manager, BNY Mellon Investment Servicing (US) Inc. (formerly PNC, a financial services company) since 2010; Assistant Vice President and Manager, PNC from 2008-2010; Sr. Regulatory Administrator, PNC from 2007-2008; Regulatory Administrator, PNC from 2004-2007.

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Leadership Structure and Board of Trustees

The Board has general oversight responsibility with respect to the business and affairs of the Trust. The Board is responsible for overseeing the operations of the Funds in accordance with the provisions of the 1940 Act, other applicable laws and the Trust’s Declaration of Trust. The Board is composed of three Trustees who are not affiliates of the Adviser (each an “Independent Trustee” and collectively, the “Independent Trustees”) and one Interested Trustee. Effective November 1, 2011, there are two Advisory Board members. The Board has appointed an Independent Trustee to serve as Chairman of the Board. Generally, the Board acts by majority vote of all of the Trustees, including a majority vote of the Independent Trustees if required by applicable law. The Trust’s day-to-day operations are managed by the Adviser and other service providers who have been approved by the Board. The Board meets periodically throughout the year to oversee the Trust’s activities, review contractual arrangements with service providers, oversee compliance with regulatory requirements, and review performance. The Board has determined that its leadership structure is appropriate given the size of the Board, the extensive experience of each Trustee with the Trust and the number and nature of funds (including the Funds) within the Trust.

The Trustees were selected to serve and continue on the Board based upon their skills, experience, judgment, analytical ability, diligence, ability to work effectively with other Trustees and commitment to the interests of shareholders and with respect to the Independent Trustees, a demonstrated willingness to take an independent and questioning view of management. Each Trustee currently also has considerable familiarity with the Funds, the Adviser and Distributor, and their operations, as well as the special regulatory requirements governing regulated investment companies and the special responsibilities of investment company directors as a result of his substantial prior service as a Trustee of the Trust. In addition to those qualifications, the following is a brief summary of the specific experience, qualifications or skills that led to the conclusion, as of the date of this SAI, that each person identified below should serve as a Trustee for the Trust. References to the qualifications, attributes and skills of the Trustees are pursuant to requirements of the SEC, and do not constitute a holding out of the Board or any Trustee as having any special expertise and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof. As required by rules the SEC has adopted under the 1940 Act, the Trust’s Independent Trustees select and nominate all candidates for Independent Trustee positions.

Richard H. Driehaus. Mr. Driehaus has served as Trustee of the Trust since 1996 and served as President of the Trust from 1996 to 2011. He is Chairman of the Board and founder of the Adviser, the Distributor and USVI. In addition to his business experience as a chief executive officer, Mr. Driehaus has managed investments for over 40 years and currently serves as Chief Investment Officer of the Adviser. He serves on the Boards of Driehaus Capital Holdings LLC, Driehaus Enterprise Management, Inc., The Richard H. Driehaus Foundation and The Richard H. Driehaus Museum.

A.R. Umans. Mr. Umans has served as Trustee of the Trust since 1996 and Chairman of the Board since 2005. He has served as Chairman of the Board and Chief Executive Officer of Commerce National Investment Group since 2005 and previously served as the Chairman and Chief Executive Officer of RHC/Spacemaster Corporation, a manufacturing corporation. He also serves on the Boards of Sinai Health System and Schwab Rehabilitation Hospital, and has previously served in various capacities in connection with his Board service for Sinai Health System, including Chairman of the Board and Chair of the Finance Committee, which had responsibility for financial oversight. The Board of the Trust has determined that Mr. Umans is qualified as an “audit committee financial expert” as defined by the SEC.

Francis J. Harmon. Mr. Harmon has served as Trustee of the Trust since 1998. He has served as Relationship Manager of Great Lakes Advisors, Inc. since 2008. From 1989 to 2008, Mr. Harmon was a Principal Account Executive-Labor Affairs with Blue Cross and Blue Shield of Illinois and prior to 1989

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was Director of Workers Compensation/Health and Welfare Benefits for the City of Chicago.

Daniel F. Zemanek. Mr. Zemanek has served as Trustee of the Trust since 1996. He currently is President of Ludan, Inc., a real estate services company specializing in senior housing. Mr. Zemanek has held senior management positions with various real estate development companies, including serving as Senior Vice President of Sunrise Development, Inc., a wholly-owned subsidiary of Sunrise Senior Living, Inc., a NYSE company (SRZ), from 2003 to 2007. Mr. Zemanek has also served as a consultant for real estate development.

Risk Oversight

Risk oversight forms part of the Board’s general oversight of the Funds and is addressed as part of various Board and Committee activities. As part of its regular oversight of the Funds, the Board, directly or through a Committee, interacts with and reviews reports from, among others, the Adviser, the Chief Compliance Officer and the independent registered public accounting firm, as appropriate, regarding risks faced by the Funds. The Board, with the assistance of the Adviser, reviews investment policies and risks in connection with its review of the Funds’ performance. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Funds’ compliance program and reports to the Board regarding compliance matters for the Funds and their service providers. In addition, as part of the Board’s oversight of the Funds’ advisory and other service provider agreements, the Board may periodically consider risk management aspects of their operations and the functions for which they are responsible. With respect to valuation, the Board has approved Pricing Procedures intended to address valuation issues.

The Board has established the following Committees and the membership of each Committee to assist in its oversight functions, including its oversight of the risks the Funds face. Committee membership is identified below. Each Committee must report its activities to the Board on a regular basis.

Audit Committee

The primary purpose of the Committee is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Funds’ accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accounting firm. The Audit Committee assists Board oversight of (1) the quality and integrity of the Funds’ financial statements and the independent audit thereof; (2) the Funds’ accounting and financial reporting processes and internal control over financial reporting; (iii) the Funds’ compliance with legal and regulatory requirements that relate to the Funds’ accounting and financial reporting, internal control over financial reporting and independent audits; and (iv) the qualifications, independence and performance of the Funds’ independent registered public accounting firm. The Audit Committee also serves to provide an open avenue of communication among the independent registered public accounting firm, Fund management and the Board. All Independent Trustees serve as members of the Audit Committee. The Audit Committee held two meetings during the Trust’s last fiscal year.

Executive Committee

The Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board subject to certain statutory exceptions. The members of the Executive Committee are Richard H. Driehaus and A.R. Umans. The Executive Committee held no meetings during the Trust’s last fiscal year.

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Nominating and Governance Committee

The Committee’s primary purpose is (1) to identify and recommend individuals for membership on the Board and (2) oversee the administration of the Board Governance Guidelines and Procedures. The Committee’s responsibilities include evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal and compliance matters. All Independent Trustees serve as members of the Nominating and Governance Committee. The Nominating and Governance Committee held one meeting during the Trust’s last fiscal year.

The nominating functions of the Nominating and Governance Committee include selecting and nominating all candidates who are not “interested persons” of the Trust (as defined in the 1940 Act) for election to the Board. Suggestions for candidates may be submitted to the Committee by other Trustees, by shareholders or by the Adviser. Shareholders may submit suggestions for candidates by sending a resume of the candidate to the Secretary of the Trust for the attention of the Chairman of the Nominating and Governance Committee to 25 East Erie Street, Chicago, Illinois 60611. With regard to candidates for interested Trustee positions, the Nominating and Governance Committee and the Board shall give reasonable deference to the Adviser’s suggestions of candidates.

When evaluating a person as a potential nominee to serve as an independent Trustee, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is “independent” and otherwise qualified under applicable laws and regulations to serve as a Trustee; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent Trustee. The Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers this a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard.

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COMPENSATION OF TRUSTEES, ADVISORY BOARD MEMBERS AND OFFICERS

The Trustee affiliated with the Adviser and the officers, except for the Chief Compliance Officer (“CCO”), serve without any compensation from the Trust. The Trust pays a portion of the CCO’s salary and bonus. In compensation for their services to the Trust, Trustees who are not affiliates of the Adviser (“Independent Trustees”) are paid $6,500 for each regular Board meeting attended, except for the Chairman who receives $7,500 for each regular Board meeting attended. The Independent Trustees receive $2,500 for each telephonic Board meeting attended and $2,000 for each committee and telephonic committee meeting attended, and are reimbursed for out-of-pocket expenses. The Independent Trustees receive an annual retainer of $30,000, except for the Chairman who receives $35,000. The Independent Trustees who are also committee members receive an annual retainer of $5,000 for each committee they serve on and an additional $2,000 for service as a committee chairman. The Trust has no retirement or pension plan. Effective November 1, 2011, the Advisory Board Members are paid $5,000 for each regular Board meeting attended, $1,500 for each telephonic Board meeting attended and $1,500 for each committee and telephonic committee meeting attended, and they receive an annual retainer of $25,500. The following table sets forth the compensation paid by the Trust during the fiscal year ended December 31, 2011 to each of the Independent Trustees, Advisory Board Members and the former CCO:

Name of Trustee/Advisory Board Member/Officer	Total Compensation From the Funds	Total Compensation From the Trust
Francis J. Harmon (Trustee)	$39,254	$74,000
A.R. Umans (Trustee)	$46,254	$81,000
Daniel F. Zemanek (Trustee)	$39,254	$74,000
Theodore J. Beck (Advisory Board Member)	$10,063	$19,250
Dawn M. Vroegop (Advisory Board Member)	$10,063	$19,250
Janet L. McWilliams (former CCO)	$56,371	$74,583

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TRUSTEES’ OWNERSHIP OF TRUST SHARES

The following table sets forth, for each Trustee, the dollar range of equity securities owned in the Funds as of December 31, 2011. In addition, the last row shows the aggregate dollar range of equity securities owned as of December 31, 2011 in all series of the Trust.

	Interested Trustee	Non-Interested Trustees
Name of Fund	Richard H. Driehaus	Francis J. Harmon	A.R. Umans	Daniel F. Zemanek
Driehaus International Discovery Fund	Over $100,000	$50,001-$100,000	$10,001-$50,000	$50,001-$100,000

Driehaus Emerging Markets Growth Fund	Over $100,000	$10,001-$50,000	$1-$10,000	$50,001-$100,000

Driehaus Emerging Markets Small Cap Growth Fund	Over $100,000	None	None	None

Driehaus International Small Cap Growth Fund	Over $100,000	$50,001-$100,000	$50,001-$100,000	Over $100,000

Driehaus Global Growth Fund	Over $100,000	$50,001-$100,000	$1-$10,000	$50,001-$100,000

Driehaus Mid Cap Growth Fund	None	None	$10,001-$50,000	$10,001-$50,000

Driehaus Large Cap Growth Fund	None	None	$10,001-$50,000	$10,001-$50,000

Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the Trust	Over $100,000	Over $100,000	Over $100,000	Over $100,000

As of March 31, 2012, the Trust’s officers and Trustees as a group owned (or held a shared investment or voting power with respect to) shares of each Fund in the percentages shown in the following table:

Fund	% Owned
Driehaus International Discovery Fund	1.28%
Driehaus Emerging Markets Growth Fund	1.34%
Driehaus Emerging Markets Small Cap Growth Fund	33.81%
Driehaus International Small Cap Growth Fund	8.02%
Driehaus Global Growth Fund	26.25%
Driehaus Mid Cap Growth Fund	0.25%
Driehaus Large Cap Growth Fund	1.04%

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CONTROL PERSONS

Persons are deemed to control a Fund when they own beneficially over 25% of the Fund’s outstanding shares. As a result, those persons could have the ability to vote a majority of the shares of a Fund on any matter requiring the approval of the shareholders of that Fund and therefore can control the Fund and determine the outcome of a Shareholders Meeting. Richard H. Driehaus is deemed a control person of the Driehaus Emerging Markets Small Cap Growth Fund.

PRINCIPAL SHAREHOLDERS

As of March 31, 2012, the following persons were known to the Trust to be beneficial or record owners (having sole voting and dispositive power) of 5% or more of the shares of beneficial interest of a Fund:

Name and Address	Fund(s)	Beneficially Owned	Owner of Record	% Owned Beneficially or of Record
Charles Schwab & Co. Inc. 101 Montgomery Street San Francisco, CA 94101-4122	Driehaus Emerging Markets Growth Fund		X	39.18%
	Driehaus International Discovery Fund		X	17.83%
	Driehaus International Small Cap Growth Fund		X	19.76%
National Financial Services LLC 200 Liberty Street One World Financial Center New York, NY 10281-1003	Driehaus Emerging Markets Growth Fund		X	29.42%
	Driehaus International Discovery Fund		X	28.12%
	Driehaus International Small Cap Growth Fund		X	11.71%
Northern Trust Co FBO McDonalds Corporation Profit Sharing & Savings Plan DV P.O. Box 92994 Chicago, IL 60675-2994	Driehaus International Discovery Fund		X	9.19%
MAC & Co. Counsel Trust Co Custodian Mutual Fund Operations P.O. Box 3198 Pittsburgh, PA 15230-3198	Driehaus International Discovery Fund		X	7.51%
Marshall & Ilsley Trust Co TTEE Salt River Project Employees’ Retirement Plan c/o M&I Trust Co NA 11270 West Park Place Ste. 400 Milwaukee, WI 53224	Driehaus International Small Cap Growth Fund		X	17.35%

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Name and Address	Fund(s)	Beneficially Owned	Owner of Record	% Owned Beneficially or of Record
Richard H. Driehaus 2003 Rev Trust c/o Driehaus Capital Management	Driehaus International Small Cap Growth Fund	X		5.62%
25 East Erie Street Chicago, IL 60611-2739	Driehaus Global Growth Fund	X		19.22%
	Driehaus Emerging Markets Small Cap Growth Fund	X		27.48%
Richard H. Driehaus c/o Driehaus Capital Management 25 East Erie Street	Driehaus Global Growth Fund	X		6.46%
Chicago, IL 60611-2739	Driehaus Emerging Markets Small Cap Growth Fund	X		6.21%
Driehaus Companies Profit Sharing Plan & Trust 25 East Erie Street	Driehaus International Small Cap Growth Fund		X	8.12%
Chicago, IL 60611-2735	Driehaus Global Growth Fund		X	21.32%
	Driehaus Mid Cap Growth Fund		X	19.21%
	Driehaus Large Cap Growth Fund		X	23.06%
	Driehaus Emerging Markets Small Cap Growth Fund		X	7.95%
Driehaus Investments LLC 25 East Erie Street Chicago, IL 60611-2739	Driehaus Global Growth Fund		X	9.49%
	Driehaus Emerging Markets Small Cap Growth Fund		X	8.27%

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Name and Address	Fund(s)	Beneficially Owned	Owner of Record	% Owned Beneficially or of Record
Driehaus Associates Fund 25 East Erie Street Chicago, IL 60611-2735	Driehaus Global Growth Fund		X	10.42%
	Driehaus Large Cap Growth Fund		X	6.26%
	Driehaus Emerging Markets Small Cap Growth Fund		X	6.30%
Driehaus Family Partnership 25 East Erie Street Chicago, IL 60611-2739	Driehaus Global Growth Fund	X		7.42%
	Driehaus Mid Cap Growth Fund	X		7.17%
	Driehaus Emerging Markets Small Cap Growth Fund	X		11.01%
Richard H. Driehaus Foundation 25 East Erie Street Chicago, IL 60611-2739	Driehaus Emerging Markets Small Cap Growth Fund		X	5.26%
Evelyn Illich Trust 141 N La Grange Road La Grange, IL 60525-2026	Driehaus Mid Cap Growth Fund		X	16.48%
Dingle & Co. c/o Comerica Bank P.O. Box 75000 Detroit, MI 48275-7240	Driehaus Large Cap Growth Fund		X	9.94%
New York Foundling Charitable Corp 590 Avenue of the Americas New York, NY 10011-2097	Driehaus Large Cap Growth Fund		X	9.11%
Jay A. Brammer 3925 River Crossing Parkway Indianapolis, IN 46240	Driehaus Large Cap Growth Fund		X	6.50%

HOLDINGS IN CERTAIN AFFILIATES OF THE ADVISER

Seventy-five percent of the Board members are classified under the 1940 Act as not being “interested persons” of the Trust and are often referred to as “Independent Trustees.” In addition to investing in the various other funds of the Trust, Independent Trustees may invest in limited partnerships that are

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managed by the Adviser and an affiliate of the Adviser. The Independent Trustees may also, from time to time, invest in other investment ventures in which affiliates and employees of the Adviser also invest.

The following table sets forth, as of December 31, 2011, the beneficial or record ownership of the securities of any entity other than another registered investment company, controlling, controlled by or under common control with the Adviser. This information is provided for each applicable Independent Trustee and his immediate family members.

Name of Trustee	Name of Owners and Relationships to Trustee	Company	Value of Securities(1)	Percent of Class
A.R. Umans	Mrs. Umans (spouse)	Driehaus Institutional Small Cap, L.P.	$120,156	0.55%

	A.R. Umans; Mrs. Umans (spouse)	Driehaus Micro Cap Fund, L.P.	$153,289	0.43%

(1)	Interests in limited partnerships or limited liability companies.

INVESTMENT ADVISORY SERVICES

The Adviser is controlled by Richard H. Driehaus. The principal nature of Mr. Driehaus’ business is investment advisory and distribution services. The Adviser provides office space and executive and other personnel to the Trust. The Trust pays all expenses other than those paid by the Adviser, including but not limited to printing and postage charges and securities registration and custodian fees and expenses incidental to its organization.

The advisory agreement provides that neither the Adviser nor any of its directors, officers, stockholders, agents or employees shall have any liability to the Funds or any shareholder of the Funds for any error of judgment, mistake of law or any loss arising out of any investment, or for any other act or omission in the performance by the Adviser of its duties under the agreement, except for liability resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the agreement.

Any expenses that are attributable solely to the organization, operation or business of a Fund shall be paid solely out of the Fund’s assets. Any expenses incurred by the Fund that are not solely attributable to a particular series are apportioned in such manner as the Adviser determines is fair and appropriate, unless otherwise specified by the Board.

The Driehaus International Discovery Fund pays the Adviser an annual management fee on a monthly basis as follows: 1.50% on the first $500 million of average daily net assets; 1.35% on the next $500 million and 1.25% of average daily net assets in excess of $1 billion.

The Driehaus Emerging Markets Growth Fund, Driehaus Emerging Markets Small Cap Growth Fund and Driehaus International Small Cap Growth Fund pay the Adviser an annual management fee on a monthly basis of 1.50% of average daily net assets. The Adviser entered into a contractual agreement through November 30, 2011 to waive its advisory fee and/or reimburse operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) to the extent necessary to ensure that the Driehaus Emerging Markets Growth Fund’s total annual operating expenses do not exceed 2.00% of average daily net assets. The Adviser entered into a contractual agreement through August 21, 2014 to waive its advisory fee and/or reimburse operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short

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sales and other portfolio transaction expenses, capital expenditures and extraordinary expenses) to the extent necessary to ensure that the Driehaus Emerging Markets Small Cap Growth Fund’s total annual operating expenses do not exceed 2.00% of average daily net assets. The Adviser entered into a contractual agreement through September 16, 2010 to waive its advisory fee and/or reimburse operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) to the extent necessary to ensure that the Driehaus International Small Cap Growth Fund’s total annual operating expenses do not exceed 2.00% of average daily net assets. The Driehaus Global Growth Fund pays the Adviser an annual management fee on a monthly basis of 1.25% of average daily net assets. The Adviser entered into a contractual agreement through April 30, 2011 to waive its advisory fee and/or reimburse operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) to the extent necessary to ensure that the Driehaus Global Growth Fund’s total annual operating expenses do not exceed 2.00% of average daily net assets. For a period of three years subsequent to the Driehaus International Small Cap Growth Fund’s and Driehaus Global Growth Fund’s commencement of operations (i.e., through September 16, 2010 and April 30, 2011, respectively), and for the Driehaus Emerging Markets Growth Fund and Driehaus Emerging Markets Small Cap Growth Fund, through November 30, 2011 and August 21, 2014, respectively, and so long as the investment advisory agreement is or was in place, the Adviser is or was entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Funds’ expense ratio remains or remained below their respective operating expense caps. The Driehaus Mid Cap Growth Fund and the Driehaus Large Cap Growth Fund each pay the Adviser an annual management fee on a monthly basis of 1.00% and 0.90%, respectively, of average net assets of each Fund. The Adviser has entered into contractual agreements effective through April 30, 2015 to waive its advisory fees and/or reimburse operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) to the extent necessary to ensure that each of the Driehaus Mid Cap Growth Fund’s and Driehaus Large Cap Growth Fund’s total annual operating expenses do not exceed 1.75% of average daily net assets. Pursuant to each agreement, and so long as such investment advisory agreement is in place, for a period not to exceed three years from the date on which the waiver or reimbursement was made, the Adviser is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that each Fund’s annual operating expense ratio remains below 1.75%.

The following table shows the advisory fees paid by each Fund under the advisory agreement to the Adviser, fees waived or expenses reimbursed, and the amount of prior waivers recaptured by the Adviser for each Fund’s last three fiscal years.

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Fund	Gross Advisory Fees Paid	Advisory Fees Waived and Other Expenses Reimbursed	Reimbursement of Prior Waivers
Fiscal year ended December 31, 2011
International Discovery Fund	$4,202,798	N/A	N/A
Emerging Markets Growth Fund	$12,396,322	$0	$0
Emerging Markets Small Cap Growth Fund*	$157,549	$57,581	$0
International Small Cap Growth Fund	$4,179,767	N/A	N/A
Global Growth Fund	$572,368	$0	$43,191
Mid Cap Growth Fund	$250,058	$48,803	$325
Large Cap Growth Fund	$194,790	$44,645	$706

Fiscal year ended December 31, 2010
International Discovery Fund	$5,058,686	N/A	N/A
Emerging Markets Growth Fund	$9,590,271	$0	$0
International Small Cap Growth Fund	$3,156,041	$0	$0
Global Growth Fund	$624,349	$0	$97,994
Mid Cap Growth Fund	$150,988	$90,076	$0
Large Cap Growth Fund	$144,180	$67,291	$0

Fiscal year ended December 31, 2009
International Discovery Fund	$4,702,050	N/A	N/A
Emerging Markets Growth Fund	$5,856,681	$0	$0
International Small Cap Growth Fund	$2,219,968	$13,082	$13,082
Global Growth Fund	$326,864	$103,443	$35,307
Mid Cap Growth Fund**	$91,086	$65,201	$0
Large Cap Growth Fund**	$80,678	$56,364	$1,567

*	Driehaus Emerging Markets Small Cap Growth Fund commenced operations on August 22, 2011.
**	Driehaus Mid Cap Growth Fund and Driehaus Large Cap Growth Fund commenced operations on April 27, 2009.

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Code of Ethics. The Adviser, the Trust and the Distributor have adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. Access persons (as defined in the code of ethics) are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Funds, subject to requirements and restrictions set forth in such code of ethics. The code of ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds. The code of ethics also prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities unless there is a permitted code exception, and requires the submission of broker confirmations and reporting of securities transactions. Exceptions to these and other provisions of the code of ethics may be granted in particular circumstances in accordance with stated criteria after review by appropriate personnel.

Proxy Voting. The Board has delegated to the Adviser the responsibility for determining how to vote proxies relating to the Funds’ portfolio securities, and the Adviser retains the final authority and responsibility for such voting. The Adviser has provided the Funds with a copy of its written proxy voting policy, and it documents the reasons for voting, maintains records of the Funds’ voting activities and monitors voting activity for potential conflicts of interest.

In order to facilitate this proxy voting process, the Adviser has retained a proxy voting service to assist the firm with in-depth proxy research, vote execution, and the necessary record keeping. The proxy voting service is an investment adviser that specializes in providing a variety of fiduciary-level services related to proxy voting. In addition to analyses, the proxy voting service delivers to the Adviser voting reports that reflect the Funds’ voting activities, enabling the Funds to monitor voting activities performed by the Adviser.

The Adviser’s proxy voting policy sets forth the general voting guidelines that the proxy voting service follows on various types of issues when there are no company-specific reasons for voting to the contrary. In making the proxy voting decision, there are two overriding considerations: first, the economic impact of the proposal; and second, whether it would be in the best interests of the affected Fund for the proposal to pass or not pass. The proxy voting service performs company-by-company analyses, which means that all votes are reviewed on a case-by-case basis and no issues are considered routine. Each issue is considered in the context of the company under review. The Adviser generally follows the proxy voting service’s recommendations and does not use its discretion in the proxy voting decision. For this reason, proxies are voted in the Funds’ best interests, in accordance with a predetermined policy based upon recommendations of an independent third party, and are not affected by any potential or actual conflict of interest of the Adviser.

A description of the Funds’ policies and procedures with respect to the voting of proxies relating to the Funds’ portfolio securities as well as information regarding how the Funds voted proxies during the 12-month period ended June 30th is available without charge, upon request, by calling 1-800-560-6111. This information is also available on the Funds’ web site at www.driehaus.com and on the SEC’s web site at www.sec.gov.

Trade Allocation. The Adviser manages not only the Funds but other investment accounts, including accounts of affiliated persons of the Adviser. Simultaneous transactions may occur when the Funds and investment accounts are managed by the same investment adviser and the same security is suitable for the investment objective of more than one Fund or investment account. When two or more investment accounts are simultaneously engaged in the purchase or sale of the same security, including initial public offerings (“IPOs”), the prices and amounts are allocated in accordance with procedures, established by the Adviser, and believed to be appropriate and equitable for each investment account. In some cases, this process could have a detrimental effect on the price or value of the security as far as each Fund is concerned. In other cases, however, the ability of the Funds to participate in volume transactions may produce better executions and prices for the Funds.

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Portfolio Managers

Description of Compensation. Each portfolio manager and assistant portfolio manager is paid a fixed salary plus a bonus. They each receive bonuses which are based on a percentage of management fees paid by the registered investment companies and other accounts managed, as applicable. In addition, if the performance of a Fund exceeds certain percentile benchmarks when compared to its peer group (using Lipper rankings), they each earn a specified additional percentage of the management fees paid by the registered investment companies and other accounts managed. They also each receive a bonus based on a percentage of any performance-based fees paid by the registered investment companies and other accounts managed, if applicable. Messrs. Cleaver, Schmidt, Carpenter and Pigeon also receive a bonus based on a percentage of their salary, which has both subjective and objective components. Mr. Rea receives a bonus based on a percentage of his salary for his Director of Research responsibilities. This bonus includes both a subjective and an objective component.

If the Adviser declares a profit sharing plan contribution, the portfolio managers and assistant portfolio managers also would receive such contribution. Each portfolio manager and assistant portfolio manager is eligible to participate in an equity purchase plan available to certain key employees of the Adviser. Messrs. Rea, Schwab, Cleaver, Mouser and Wasiolek are also eligible to participate in a deferred compensation plan.

Other Accounts. The table below discloses other accounts for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of December 31, 2011.

Name of Portfolio Manager	Type of Accounts	Total # of Accounts Managed	Total Assets (000,000s omitted)	# of Accounts Managed that Advisory Fee Based on Performance	Total Assets that Advisory Fee Based on Performance (000,000s omitted)
1. Dan Rea	Registered Investment Companies:	2	$247.9	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	11	$892.6	2	$59.1

2. Howard Schwab	Registered Investment Companies:	3	$1,009.5	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	9	$491.2	3	$234.4

3. David Mouser	Registered Investment Companies:	1	$232.7	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	6	$362.7	1	$155.4

4. Dan Wasiolek	Registered Investment Companies:	2	$41.2	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	22	$409.9	3	$117.6

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Name of Portfolio Manager	Type of Accounts	Total # of Accounts Managed	Total Assets (000,000s omitted)	# of Accounts Managed that Advisory Fee Based on Performance	Total Assets that Advisory Fee Based on Performance (000,000s omitted)
5. Chad Cleaver	Registered Investment Companies:	2	$776.8	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	3	$128.5	2	$79.0

6. Michael Schmidt	Registered Investment Companies:	2	$41.2	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	22	$409.9	3	$117.6

7. Ryan Carpenter	Registered Investment Companies:	1	$232.7	0	$0
	Other Pooled Investment Vehicles:	1	$46.8	0	$0
	Other Accounts:	8	$390.9	2	$170.5
8. Sebastien Pigeon	Registered Investment Companies:	1	$212.1	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	8	$560.9	1	$19.2

As shown in the table above, the portfolio managers may manage the assets of more than one registered investment company (each a “Fund”), other pooled investment vehicles and/or other accounts (collectively, the “Accounts”) for the Adviser. Both clients and affiliated persons of the Adviser, including the portfolio managers, may own interests in these Accounts. The same or related securities may be appropriate and desirable investments for both a Fund and the Accounts (including another fund) and they may compete in the marketplace for the same investment opportunities, which may be limited. In addition, transactions by the Accounts in securities held by a Fund or that a Fund is seeking to buy or sell (or transactions in related securities) may have an adverse impact on the prices that a Fund pays for those securities or can realize upon sale, or on the ability of the Adviser to buy or sell the desired amount of such securities for a Fund at favorable prices. This is particularly true when the Accounts’ transactions occur at a point in time close to when trades in the same or related securities are effected for a Fund. This presents a conflict between the interests of the Fund and the interests of the Accounts as well as the affiliates of the Adviser who invest in the Accounts.

Conflicts also may arise between the interests of a Fund and the interests of the Adviser and its affiliates, including the portfolio managers. These conflicts can occur as one or more of the Accounts pay advisory fees to the Adviser, including performance-based compensation, at a higher rate than the rate of fees paid by the Funds. In addition, the Adviser’s affiliates, including the Funds’ portfolio managers, may personally own interests in the Accounts or have other financial incentives (including that a portfolio manager’s compensation is based, in part, on assets under management). For example, portfolio managers could favor an Account over a Fund when dividing their time and attention between them or when presented with limited investment opportunities that would be desirable and suitable for both a Fund and the Accounts or when making trading decisions.

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The Adviser, through trade allocation and other policies and procedures, seeks to manage these conflicts of interest to reduce any adverse effects on either a Fund or the Accounts. These policies and procedures include requirements that transactions by a Fund and the Accounts in the same securities that occur on the same day are average priced when feasible and allocated on a fair and equitable basis. In addition, the Adviser conducts periodic reviews of transactions in and holdings of the same or related securities by a Fund and the Accounts for compliance with the Adviser’s policies and procedures.

Securities Ownership. The following table sets forth the dollar range of equity securities beneficially owned by each portfolio manager in the Funds as of December 31, 2011.

Dollar ($) Value of Fund Shares Beneficially Owned
Driehaus International Discovery Fund
Dan Rea	$50,001- $100,000
Sebastien Pigeon	None

Driehaus Emerging Markets Growth Fund
Howard Schwab	$100,001- $500,000
Chad Cleaver	$100,001- $500,000

Driehaus Emerging Markets Small Cap Growth Fund
Chad Cleaver	$50,001-$100,000
Howard Schwab	$100,001-$500,000

Driehaus International Small Cap Growth Fund
David Mouser	$10,001- $50,000
Howard Schwab	$1-$10,000
Ryan Carpenter	$10,001-$50,000

Driehaus Global Growth Fund
Dan Rea	$100,001- $500,000

Driehaus Mid Cap Growth Fund
Dan Wasiolek	$10,001- $50,000
Michael Schmidt	$10,001- $50,000

Driehaus Large Cap Growth Fund
Dan Wasiolek	$100,001- $500,000
Michael Schmidt	$10,001- $50,000

DISTRIBUTOR

The shares of the Funds are distributed by DS LLC, 25 East Erie Street, Chicago, Illinois 60611, under a Distribution Agreement with the Trust. DS LLC is an affiliate of the Adviser because both entities are controlled by Richard H. Driehaus. The Distribution Agreement had an initial period of two years and continues in effect thereafter from year to year, provided such continuance is approved annually (i) by a majority of the Trustees or by a majority of the outstanding voting securities of the Trust, and (ii) by a majority of the Trustees who are not parties to the agreement or interested persons of any such party. The Trust has agreed to pay all expenses in connection with registration of its shares with the SEC and auditing and filing fees in connection with registration of its shares under the various state blue sky laws and assumes the cost of preparation of prospectuses and other expenses.

As agent, DS LLC will offer shares of the Funds on a continuous basis to investors in states where the shares are qualified for sale, at net asset value, without sales commissions or other sales load to the

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investor. In addition, no sales commission or “12b-1 fees” are paid by the Funds. As principal underwriter to the Trust, DS LLC enters into arrangements with selected dealers or other third parties for the sale and redemption of Fund shares and makes payments to such entities for distribution related activities as well as shareholder and administrative services to customers who purchase Fund shares, including sub-accounting and sub-transfer agency services. DS LLC will offer the Funds’ shares only on a best-efforts basis.

ADMINISTRATOR

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), with corporate offices at 301 Bellevue Parkway, Wilmington, Delaware 19809, is the administrator for the Funds. The asset-based fee for administration and accounting services for each Fund is calculated as follows:

0.07% of the first $200 million of average net assets;

0.06% of the next $200 million of average net assets;

0.05% of the next $200 million of average net assets; and

0.04% of average net assets in excess of $600 million; and a base annual fee of $30,000.

In addition, BNY Mellon is also reimbursed for out-of-pocket expenses.

The Funds paid the following administrative fees for the past three fiscal years:

	2011	2010	2009
Driehaus International Discovery Fund	$256,719	$289,728	$278,833
Driehaus Emerging Markets Growth Fund	$516,384	$440,819	$319,329
Driehaus Emerging Markets Small Cap Growth Fund1, [2]	$23,599	N/A	N/A
Driehaus International Small Cap Growth Fund	$257,163	$213,498	$171,794
Driehaus Global Growth Fund	$87,712	$88,420	$78,785
Driehaus Mid Cap Growth Fund[1,3]	$57,460	$50,121	$26,259
Driehaus Large Cap Growth Fund[1,3]	$54,619	$50,334	$25,916

[1]	BNY Mellon agreed to waive 50% of its monthly base fee for the first six months of a Fund’s operations or until the Fund’s average net assets reach $100 million.
[2]	The Driehaus Emerging Markets Small Cap Growth Fund commenced operations on August 22, 2011.
[3]	The Driehaus Mid Cap Growth Fund and Driehaus Large Cap Growth Fund commenced operations on April 27, 2009.

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CUSTODIAN

The Northern Trust Company at 50 South LaSalle Street, Chicago, Illinois 60603, is the Funds’ custodian (the “Custodian”). The Custodian is responsible for holding all securities and cash of the Funds, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments and performing other administrative duties, all as directed by authorized persons. The Custodian does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends or payment of expenses of the Funds.

Portfolio securities purchased in the U.S. are maintained in the custody of the Custodian or of other domestic banks or depositories. Portfolio securities purchased outside of the U.S. are maintained in the custody of foreign banks and trust companies that are members of the Custodian’s global custody network and foreign depositories (“foreign subcustodians”). With respect to foreign subcustodians, there can be no assurance that a Fund, and the value of its shares, will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign subcustodians, difficulties and costs of obtaining jurisdiction over, or enforcing judgments against, the foreign subcustodians, or application of foreign law to a Fund’s foreign subcustodial arrangements. Accordingly, an investor should recognize that the non-investment risks involved in holding assets abroad are greater than those associated with investing in the United States.

The Funds may invest in obligations of the Custodian and may purchase or sell securities from or to the Custodian.

TRANSFER AGENT

BNY Mellon, 760 Moore Road, King of Prussia, Pennsylvania 19406, is the Funds’ transfer agent, registrar, dividend-disbursing agent and shareholder servicing agent. As such, BNY Mellon provides certain bookkeeping and data processing services and services pertaining to the maintenance of shareholder accounts.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 155 North Wacker Drive, Chicago, Illinois 60606, is the Funds’ independent registered public accounting firm (“auditors”). The auditors audit and report on each Fund’s annual financial statements, review certain regulatory reports and each Fund’s federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when pre-approved by the Trust’s Audit Committee and engaged to do so by the Trust.

LEGAL COUNSEL

Vedder Price P.C., 222 North LaSalle Street, Chicago, Illinois 60601, acts as the Trust’s legal counsel and as counsel to the Independent Trustees.

PORTFOLIO TRANSACTIONS

The Adviser’s overriding objective in effecting portfolio transactions is to seek to obtain the best combination of price and execution with a view to providing each Fund the most favorable terms reasonably available under the circumstances. The best price, giving effect to brokerage commissions, if any, and other transaction costs, normally is an important factor in this decision, but a number of other judgmental factors may also enter into the decision. These factors include the Adviser’s knowledge of: negotiated commission rates currently available and other current transaction costs; the nature of the

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security being traded; the size of the transaction; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others which are considered; the financial stability of the broker or dealer selected and such other brokers or dealers; and actual or apparent operational problems of any broker or dealer. Recognizing the value of these factors, the Adviser may cause a Fund to pay a brokerage commission in excess of that which another broker or dealer may have charged for effecting the same transaction, provided that the Adviser determines in good faith that the commission is reasonable in relation to the services received. Evaluations of the reasonableness of brokerage commissions, based on the foregoing factors, are made on an ongoing basis by the Adviser’s staff while effecting portfolio transactions.

To the extent directed by management of the Funds, the Adviser will execute purchases and sales of portfolio securities for a Fund through brokers or dealers for the purpose of providing direct benefits to the Fund, subject to the Adviser seeking best execution. However, brokerage commissions or transaction costs in such transactions may be higher, and a Fund may receive less favorable prices than those which the Adviser could obtain from another broker or dealer, in order to obtain such benefits for a Fund.

During the period beginning with each Fund’s inception date through December 31, 2010, the Adviser, subject to its best execution obligation, executed the Funds’ securities transactions effected on U.S. exchanges or otherwise effected in the U.S. through Driehaus Securities LLC (“DS LLC”), an affiliate of the Adviser. Beginning fiscal year 2011, DS LLC discontinued its trade execution activities.

For the fiscal year ended December 31, 2011, the Driehaus International Discovery Fund paid brokerage commissions of $982,487; Driehaus Emerging Markets Growth Fund paid brokerage commissions of $8,936,457; Driehaus Emerging Markets Small Cap Growth Fund paid brokerage commissions of $175,460; Driehaus International Small Cap Growth Fund paid brokerage commissions of $2,410,310; Driehaus Global Growth Fund paid brokerage commissions of $108,735; Driehaus Mid Cap Growth Fund paid commissions of $63,677; and Driehaus Large Cap Growth Fund paid brokerage commissions of $32,065.

For the fiscal year ended December 31, 2010, the Driehaus International Discovery Fund paid brokerage commissions of $1,116,278, of which $183,824 (16.5%) was paid to DS LLC; Driehaus Emerging Markets Growth Fund paid brokerage commissions of $7,907,817, of which $389,722 (4.9%) was paid to DS LLC; Driehaus International Small Cap Growth Fund paid brokerage commissions of $2,243,976, of which $53,038 (2.4%) was paid to DS LLC; Driehaus Global Growth Fund paid brokerage commissions of $174,468, of which $120,965 (69.3%) was paid to DS LLC; Driehaus Mid Cap Growth Fund paid commissions of $61,303, of which $61,303 (100.0%) was paid to DS LLC; and Driehaus Large Cap Growth Fund paid brokerage commissions of $36,053, of which $36,053 (100.0%) was paid to DS LLC.

For the fiscal year ended December 31, 2009, the Driehaus International Discovery Fund paid brokerage commissions of $1,761,176, of which $435,672 (24.7%) was paid to DS LLC; Driehaus Emerging Markets Growth Fund paid brokerage commissions of $5,014,012, of which $1,010,938 (20.2%) was paid to DS LLC; Driehaus International Small Cap Growth Fund paid brokerage commissions of $1,532,165, of which $109,718 (7.2%) was paid to DS LLC; Driehaus Global Growth Fund paid brokerage commissions of $135,707, of which $99,863 (73.6%) was paid to DS LLC; Driehaus Mid Cap Growth Fund paid commissions of $122,166, of which $122,166 (100.0%) was paid to DS LLC for the period April 27, 2009 through December 31, 2009; and Driehaus Large Cap Growth Fund paid brokerage commissions of $47,780, of which $47,780 (100.0%) was paid to DS LLC for the period April 27, 2009 through December 31, 2009.

With respect to issues of securities involving brokerage commissions, when more than one broker or dealer is believed to be capable of providing the best combination of price and execution with respect to a particular portfolio transaction for a Fund, the Adviser may select a broker or dealer that furnishes it with brokerage or research services such as research reports, subscriptions to financial publications and

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research compilations, compilations of securities prices, earnings, dividends and similar data, computer data bases, quotation equipment and services, research-oriented computer software and services, monitoring and reporting services, and services of economic and other consultants consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended. As a result of such research, the Adviser may cause a Fund to pay commissions that are higher than otherwise obtainable from other brokers, provided that the Adviser determines in good faith that the commissions are reasonable in relation to the brokerage or research services provided by the broker. Selection of brokers or dealers is not made pursuant to an agreement or understanding with any of the brokers or dealers; however, the Adviser uses an internal allocation procedure to identify those brokers or dealers who provide it with research products or services and the amount of research products or services they provide, and endeavors to direct sufficient commissions generated by its clients’ accounts in the aggregate, including the Funds, to ensure the continued receipt of research products or services the Adviser feels are useful. In certain instances, the Adviser may receive from brokers and dealers products or services that are used both as investment research and for administrative, marketing or other nonresearch purposes. In such instances, the Adviser will make a good faith effort to determine the relative proportions of such products or services which may be considered as investment research, and this allocation process poses a potential conflict of interest to the Adviser. The portion of the costs of such products or services attributable to research usage may be defrayed by the Adviser (without prior agreement or understanding, as noted above) through brokerage commissions generated by transactions by clients (including the Funds), while the portions of the costs attributable to nonresearch usage of such products or services is paid by the Adviser in cash. Research products or services furnished by brokers and dealers may be used in servicing any or all of the clients of the Adviser, and not all such research products or services are used in connection with the management of the Funds. Information received from brokers by the Adviser will be in addition to, and not in lieu of, the services required to be performed under the advisory agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

Directed Brokerage. During the year ended December 31, 2011, certain Funds allocated a portion of their brokerage transactions to firms based upon research services and information provided. The table below shows the amount of brokerage transactions allocated and related commissions paid by the Funds during the fiscal year ended December 31, 2011.

Fund Name	Amount of Brokerage Transactions	Brokerage Commissions Paid
Driehaus International Discovery Fund	$249,597,940	$259,580
Driehaus Emerging Markets Growth Fund	$2,380,963,400	$3,294,546
Driehaus Emerging Markets Small Cap Growth Fund	$18,102,369	$31,503
Driehaus Global Growth Fund	$82,907,452	$57,322
Driehaus International Small Cap Growth Fund	$532,282,525	$690,867
Driehaus Mid Cap Growth Fund	$71,500,870	$44,150
Driehaus Large Cap Growth Fund	$51,648,762	$23,595

Regular Broker-Dealers. During the fiscal year ended December 31, 2011, the Funds did not acquire securities of their regular brokers or dealers.

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ADDITIONAL U.S. FEDERAL INCOME TAX CONSIDERATIONS

The following is intended to be a general summary of certain U.S. federal income tax consequences of investing in a Fund. It is not intended to be a complete discussion of all such consequences, nor does it purport to deal with all categories of investors. This discussion reflects the applicable federal income tax laws of the United States as of the date of this SAI, which tax laws may change or be subject to new interpretation by the courts or the Internal Revenue Service (“IRS”), possibly with retroactive effect.

Each Fund is treated as a separate entity for federal income tax purposes and has qualified, and each intends to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), to permit it, to be treated as a regulated investment company. Such provisions generally relieve a Fund of federal income tax to the extent its investment company taxable income (determined without regard to the deduction for dividends paid by the Fund) and net capital gains (i.e., the excess of net long-term capital gains over the sum of net short-term capital losses and capital loss carryforwards available from prior years) are currently distributed to shareholders. In order to qualify for such provisions, each Fund must, among other things, maintain a diversified portfolio, which requires that at the close of each quarter of the taxable year (i) at least 50% of the market value of its total assets is represented by cash or cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers with such other securities limited, in respect of any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the market value of the total assets of the Fund are invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are determined to be engaged in the same, similar or related trades or business, or the securities of one or more qualified publicly traded partnerships. The requirements for qualification as a regulated investment company may limit the extent to which a fund may invest in some investment.

If for any taxable year a Fund does not qualify as a regulated investment company for U.S. federal income tax purposes, it would be treated as a regular corporation subject to federal income tax and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, the Fund’s distributions, to the extent derived from its current or accumulated earnings and profits, would generally constitute ordinary dividends, which would generally be eligible for the dividends received deduction available to corporate shareholders under Section 243 of the Code, and individual and other noncorporate shareholders of the Fund generally would be able to treat such distributions as “qualified dividend income” under Section 1(h)(11) of the Code, as discussed below, provided certain holding period and other requirements are satisfied.

Distributions of investment company taxable income, which includes net investment income, net short-term capital gain in excess of net long-term capital loss and certain net foreign exchange gains, are generally taxable as ordinary income to the extent of the Fund’s current and accumulated earnings and profits. Under Section 1(h)(11) of the Code, for taxable years beginning on or before December 31, 2012, qualified dividend income received by individual and other noncorporate shareholders is taxed for federal income tax purposes at rates equivalent to long-term capital gain tax rates, which currently reach a maximum of 15%. Qualified dividend income generally includes dividends from certain domestic corporations and dividends from “qualified foreign corporations.” For these purposes, a qualified foreign corporation is a foreign corporation (i) that is incorporated in a possession of the United States or is eligible for benefits under a qualifying income tax treaty with the United States, or (ii) whose stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States. A qualified foreign corporation does not include a foreign corporation which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a “passive foreign investment company,” as defined in the Code.

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A Fund generally can pass the federal income tax treatment of qualified dividend income it receives through to its shareholders to the extent of the aggregate qualified dividends received by the Fund. For a Fund to receive qualified dividend income, the Fund must meet certain holding period and other requirements with respect to the stock on which the otherwise qualified dividend is paid. In addition, the Fund cannot be obligated to make payments (pursuant to a short sale or otherwise) with respect to substantially similar or related property. If a Fund lends portfolio securities, amounts received by the Fund that are the equivalent of the dividends paid by the issuer on the securities loaned will not be eligible for qualified dividend income treatment. The same provisions, including the holding period requirements, apply to each shareholder’s investment in the Fund. For taxable years beginning after December 31, 2012, qualified dividend income will no longer be taxed for federal income tax purposes at the rates applicable to long-term capital gains, but rather will be taxed at ordinary income tax rates, unless Congress enacts legislation providing otherwise. Distributions of net capital gain, if any, are taxable as long-term capital gains for U.S. federal income tax purposes without regard to the length of time the shareholder has held shares of the Fund. A distribution of an amount in excess of a Fund’s current and accumulated earnings and profits, if any, will be treated by a shareholder as a tax-free return of capital which is applied against and reduces the shareholder’s basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder’s basis in his or her shares, the excess will be treated by the shareholder as gain from the sale or exchange of shares. The U.S. federal income tax status of all distributions will be designated by the Fund and reported to the shareholders annually.

Dividends declared in October, November or December to shareholders of record as of a date in such month and paid during the following January are treated as if received on December 31 of the calendar year declared.

Because dividend and capital gain distributions reduce net asset value, a shareholder who purchases shares shortly before a Fund pays a dividend or distribution will, in effect, receive a return of a portion of his or her investment in such dividend or distribution. The dividend or distribution would nonetheless be taxable to the shareholder (if shares are held in a taxable account), even if the net asset value of shares was reduced below such shareholder’s cost. However, for federal income tax purposes, the shareholder’s original cost would continue as his or her tax basis, except as set forth above with respect to returns of capital.

To the extent a Fund invests in foreign securities, it may be subject to withholding and other taxes imposed by foreign countries. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. Because the amount of a Fund’s investments in various countries will change from time to time, it is not possible to determine the effective rate of such taxes in advance. Shareholders may be entitled to claim U.S. foreign tax credits with respect to such taxes, subject to certain provisions and limitations contained in the Code. Specifically, if more than 50% of the value of a Fund’s total assets at the close of any taxable year consists of stock or securities in foreign corporations, and such Fund distributes at least 90% of its investment company taxable income (determined without regard to the deduction for dividends paid) and net tax exempt interest, if any, the Fund may file an election with the IRS pursuant to which shareholders of the Fund will be required to (i) include in gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund even though not actually received, (ii) treat such respective pro rata shares as foreign income taxes paid by them, and (iii) deduct such pro rata shares in computing their U.S. federal taxable income, or, alternatively, use them as foreign tax credits against their U.S. federal income tax liability, subject in both cases to applicable limitations. Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes paid by such Fund, although such shareholders may be able to claim a credit for foreign taxes paid and in any event will be required to include their share of such taxes in gross income. Tax-exempt shareholders will not ordinarily benefit from this election relating to foreign taxes. Each year, the Funds will notify their respective shareholders of the amount of each shareholder’s pro rata share of foreign income taxes paid by such Fund, if the Fund qualifies to pass along such credit. If a Fund does not make such an election, the net

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investment income of that particular Fund will be reduced by the foreign taxes paid by the Fund and its shareholders will not be required to include in their gross income and will not be able to claim a credit or deduction for their pro rata share of foreign taxes paid by the Fund.

Each Fund may engage in certain options, futures, forwards, swaps, short sales, foreign currency and other transactions. These transactions may be subject to special provisions under the Code that may accelerate or defer recognition of certain gains or losses, change the character of certain gains or losses or alter the holding periods of certain of the Fund’s portfolio securities. These rules could therefore affect the character, amount and timing of distributions made to shareholders.

For federal income tax purposes, each Fund generally is required to recognize as income for each taxable year its net unrealized capital gains and losses as of the end of the year on certain futures, futures options, non-equity options positions and certain foreign currency contracts (“year-end mark-to-market”). Generally, any gain or loss recognized with respect to such positions is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding periods of the positions. However, in the case of positions classified as part of a “mixed straddle,” in which an election is properly made, the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held by a Fund: (i) will generally affect the holding period of the hedged securities; and (ii) may cause unrealized gain or loss on such securities to be recognized upon entry into the hedge.

A Fund’s entry into a short sale transaction, an option or certain other contracts could be treated as the constructive sale of an appreciated financial position, causing the Fund to realize gain, but not loss, on the position.

Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gain and loss to be treated as ordinary income or loss and may affect the amount, timing and character of distributions to shareholders.

The Funds may enter into swaps or other notional principal contracts. Payments made or received pursuant to the terms of a notional principal contract are divided into three categories, (i) a “periodic” payment; (ii) a “nonperiodic” payment; and (iii) a “termination” payment. Periodic payments are payments made or received pursuant to a notional principal contract that are payable at intervals of one year or less during the entire term of the contract, that are based on certain types of specified indexes (which include indexes based on objective financial information), and that are based on either a single notional principal amount or a notional principal amount that varies over the term of the contract in the same proportion as the notional principal amount that measures the other party’s payments. A nonperiodic payment is any payment made or received with respect to a notional principal contract that is not a periodic payment or a “termination payment.” All taxpayers, regardless of their method of accounting, must generally recognize for federal income tax purposes the ratable daily portion of a periodic and a nonperiodic payment for the taxable year to which that payment relates.

The application of certain requirements for qualification as a regulated investment company and the application of certain other federal income tax rules may be unclear in some respects in connection with investments in certain derivatives and other investments. As a result, a Fund may be required to limit the extent to which it invests in such investments and it is also possible that the IRS may not agree with a Fund’s treatment of such investments. In addition, the tax treatment of derivatives and certain other investments may be affected by future legislation, Treasury Regulations and guidance issued by the IRS (which could apply retroactively) that could affect the timing, character and amount of a Fund’s income

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and gains and distributions to shareholders, affect whether a Fund has made sufficient distributions and otherwise satisfied the requirements to maintain its qualification as a regulated investment company and avoid federal income and excise taxes or limit the extent to which a Fund may invest in certain derivatives and other investments in the future.

Each Fund anticipates distributing to shareholders annually all net capital gains, if any that have been recognized for federal income tax purposes including year-end mark-to-market gains. Shareholders will be advised of the nature of these payments.

Each Fund is subject to a nondeductible 4% federal excise tax on the excess of the required distribution for a calendar year over the distributed amount for such calendar year. The required distribution is the sum of 98% of the Fund’s ordinary income for the calendar year plus 98.2% of its capital gain net income for the one-year period ending October 31, plus any undistributed amounts from prior calendar years, minus any overdistribution from prior calendar years. For purposes of calculating the required distribution, foreign currency gains or losses occurring after October 31 are taken into account in the following calendar year. The Funds intend to declare or distribute dividends during the appropriate periods of an amount sufficient to prevent imposition of this 4% excise tax.

A shareholder who redeems or exchanges shares of a Fund will generally recognize capital gain or loss for federal income tax purposes measured by the difference between the value of the shares redeemed or exchanged and the basis of such shares. If a shareholder held such shares for more than one year, the gain, if any, will be a long-term capital gain. Long-term capital gain rates applicable to individuals have been temporarily reduced, in general, to 15% with a 0% rate applying to taxpayers who would otherwise be in the 10% and 15% rate brackets, for taxable years beginning on or before December 31, 2012. For taxable years beginning after December 31, 2012, the long-term capital gain tax rate is scheduled to return to 20% with a 10% rate applying to taxpayers in the 15% bracket. The gain or loss on shares held for one year or less will generally be treated as short-term capital gain or loss. If a shareholder realizes a loss on the redemption of a Fund’s shares and reinvests in substantially identical shares of the Fund (including through dividend reinvestment) or other substantially identical stock or securities within 30 days before or after the redemption, the transactions may be subject to the “wash sale” rules resulting in a postponement of the recognition of such loss for federal income tax purposes. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized on the redemption of Fund shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares. Capital losses may be subject to limitations on their use by a shareholder.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

Passive Foreign Investment Companies. Each Fund may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies (“PFICs”). In addition to bearing their proportionate share of the Fund’s expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such PFICs. Gains on the sale of PFIC holdings will be deemed to be ordinary income regardless of how long the Fund holds its investment. In addition, each Fund may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned (or deemed earned) from PFICs, regardless of whether such income and gains are distributed to shareholders.

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Each Fund intends to make a mark-to-market election, where applicable, to treat PFICs as sold on the last day of the Fund’s taxable year and recognize any gains for federal income tax purposes at that time; such losses may not be recognized or may be limited. Such gains will be considered ordinary income which the Fund will be required to distribute even though it has not sold the security and received cash to pay such distributions. In addition, under certain circumstances another election may be available that would require the Fund to include its share of the PFIC’s income and net capital gain annually in income, regardless of whether distributions are received from the PFIC in a given year.

Withholding. A Fund may be required to withhold, for U.S. federal income tax purposes, a portion of all distributions and redemption proceeds payable to a shareholder who fails to provide the Fund with his or her correct taxpayer identification number or who fails to make required certifications or if the Fund or a shareholder has been notified by the IRS that the shareholder is subject to backup withholding. Certain corporate and other shareholders specified in the Code and the regulations thereunder are exempt from backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability on such shareholder’s federal income tax return.

Cost Basis Information. The Funds are required to report to you and the IRS annually on Form 1099-B the cost basis of shares purchased or acquired on or after January 1, 2012 where the cost basis of the shares is known by the Funds (referred to as “covered shares”) and which are disposed of after that date. However, cost basis reporting is not required for certain shareholders, including shareholders investing in the Funds through a tax-advantaged arrangement, such as a 401(k) or an IRA.

When required to report cost basis, the Funds will calculate it using the Funds’ default method, which is the average cost basis, unless you instruct the Funds to use a different calculation method. For additional information regarding the Funds’ available cost basis reporting methods, including the default method, please contact the Funds. If you hold your Fund shares through a financial intermediary, please contact that intermediary with respect to reporting of cost basis and available elections for your account.

The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The method used will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing share prices, and the entire position is not sold at one time. The Funds do not recommend any particular method of determining cost basis, and the use of other methods may result in more favorable tax consequences for some shareholders. It is important that you consult with your tax advisor to determine which method is best for you and then notify the Funds if you intend to utilize a method other than the Funds’ default method for covered shares.

The Funds will compute and report the cost basis of your Fund shares sold or exchanged by taking into account all of the applicable adjustments to cost basis and holding periods as required by the Code and Treasury regulations for purposes of reporting these amounts to you and the IRS. However, the Funds are not required to, and in many cases the Funds do not possess the information to, take all possible basis, holding period or other adjustments into account in reporting cost basis information to you. Therefore, shareholders should carefully review the cost basis information provided by the Funds.

Non-U.S. shareholders, including shareholders who, with respect to the U.S., are nonresident alien individuals, may be subject to U.S. withholding tax on certain distributions (whether received in cash or shares) at a rate of 30% or such lower rate as prescribed by an applicable tax treaty.

Investors are advised to consult their own tax advisors with respect to the application to their own circumstances of the above-described general federal income taxation rules and with respect to other federal, state, local or foreign tax consequences to them before investing in a Fund’s shares.

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APPENDIX – RATINGS

Ratings in General

A rating of a rating service represents the service’s opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Adviser believes that the quality of debt securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weights to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

The following is a description of the characteristics of ratings of long-term corporate debt securities used by Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Corporation (“S&P”).

Ratings by Moody’s

Aaa. Bonds rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa. Bonds rated Aa are judged to be of high quality and are subject to very low credit risk.

A. Bonds rated A are considered upper-medium grade and are subject to low credit risk.

Baa. Bonds rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba. Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B. Obligations rated B are considered speculative and are subject to high credit risk.

Caa. Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca. Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C. Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

A-1

Ratings by S&P

AAA. An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA. An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A. An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB. An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB. An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B. An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC. An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC. An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C. A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms.

D. An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

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Plus (+) or minus (-)

The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

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Statement of Additional Information Dated April 29, 2012

DRIEHAUS MUTUAL FUNDS

25 East Erie Street

Chicago, Illinois 60611

1-877-779-0079

DRIEHAUS ACTIVE INCOME FUND *LCMAX

DRIEHAUS SELECT CREDIT FUND *DRSLX

(the “Funds”)

This Statement of Additional Information (“SAI”) is not a prospectus, but provides additional information that should be read in conjunction with the Funds’ prospectus dated April 29, 2012 and any supplements thereto (“Prospectus”). The Prospectus may be obtained at no charge by calling 1-877-779-0079.

The financial statements for the Funds appearing in the Annual Report to Shareholders for the period ended December 31, 2011 have been audited by Ernst & Young LLP, independent registered public accounting firm, and are incorporated herein by reference.

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GENERAL INFORMATION AND HISTORY

Driehaus Active Income Fund and Driehaus Select Credit Fund (individually, a “Fund” and collectively, the “Funds”) are each a nondiversified series of Driehaus Mutual Funds (the “Trust”), an open-end management investment company. Driehaus Capital Management LLC (“DCM” or the “Adviser”) provides management and investment advisory services to each Fund. The Trust is a Delaware statutory trust organized under an Agreement and Declaration of Trust (“Declaration of Trust”) dated May 31, 1996, as subsequently amended, and as of the date of this SAI has ten series, including the Funds. The Trust or a Fund may be terminated (i) by the affirmative vote of at least two-thirds of the outstanding shares of the Trust (or Fund) at any meeting of shareholders, or (ii) by an instrument in writing, without a meeting, signed by a majority of the Trustees and consented to by at least two-thirds of the outstanding shares, or (iii) by the Trustees by written notice to shareholders. The Trust may issue an unlimited number of shares, in one or more series or classes as its Board of Trustees (the “Board”) may authorize. The Driehaus Active Income Fund commenced operations on June 1, 2009, following the acquisition of the assets and liabilities of the Lotsoff Capital Management Active Income Fund (the “Predecessor Fund”), a nondiversified series of an open-end management investment company, Lotsoff Capital Management Investment Trust, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Driehaus Select Credit Fund commenced operations on September 30, 2010.

Each share of a Fund is entitled to participate pro rata in any dividends and other distributions declared by the Board on shares of that series, and all shares of a Fund have equal rights in the event of liquidation of that series.

As a Delaware statutory trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing Trustees, changing fundamental policies, or approving an investment advisory contract. If requested to do so by the holders of at least 10% of the Trust’s outstanding shares, the Trust will call a special meeting for the purpose of voting upon the question of removal of a Trustee or Trustees and will assist in the communication with other shareholders as if the Trust were subject to Section 16(c) of the 1940 Act. All shares of all series of the Trust are voted together in the election of Trustees. On any other matter submitted to a vote of shareholders, shares are voted in the aggregate and not by the series, except that shares are voted by an individual series when required by the 1940 Act or other applicable law, or when the Board determines that the matter affects only the interests of one series, in which case shareholders of the unaffected series are not entitled to vote on such matters.

PORTFOLIO INVESTMENTS AND RISK CONSIDERATIONS

General Investment Risks

As with all investments, at any given time the value of your shares in a Fund may be worth more or less than the price you paid. The value of your shares depends on the value of the individual securities owned by the Fund which will go up and down depending on the performance of the issuer of the security, general market and economic conditions, and investor confidence. In addition, the market for securities generally rises and falls over time, usually in cycles. During any particular cycle, an investment style may be in or out of favor. If the market is not favoring a Fund’s style, the Fund’s gains may not be as big as, or its losses may be larger than, those of other funds using different investment styles.

The Funds invest primarily in U.S. fixed income and floating rate securities, both investment and non-investment grade quality. The Funds are actively managed taking both long and short positions and may invest in derivatives, including for speculative purposes. In view of this, the Funds may be subject to above-average risk.

The Funds may invest in non-investment grade fixed income securities (commonly known as “junk bonds”) that are considered predominantly speculative by traditional investment standards. Non-investment grade fixed income securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as

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specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

Recent Market Events Risk

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the economy at large. Both domestic and international equity and fixed income markets have been experiencing heightened volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected. It is uncertain how long these conditions will continue.

These recent market conditions have resulted in fixed income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for borrowers to obtain financing on attractive terms, if at all. As a result, the values of many types of securities have been reduced, including, but not limited to, mortgage-backed, asset-backed and corporate debt securities.

The U.S. federal government and certain foreign central banks have acted to calm credit markets and increase confidence in the U.S. and world economies. Certain of these entities have injected liquidity into the markets and taken other steps in an effort to stabilize the market and grow the economy. The ultimate effect of these efforts is, of course, not yet known. Withdrawal of this support or other policy changes by governments or central banks could negatively affect the value and liquidity of certain securities.

The situation in the financial markets has resulted in calls for increased regulation, and the need of many financial institutions for government help has given lawmakers and regulators new leverage. The U.S. government, the Federal Reserve, the U.S. Department of the Treasury, the U.S. Securities and Exchange Commission (the “SEC”), the Commodity Futures Trading Commission (the “CFTC”), the Federal Deposit Insurance Corporation and other U.S. governmental and regulatory bodies have recently taken, or are considering taking, actions in response to the economic events of the past few years. These actions include, but are not limited to, the enactment by the United States Congress of the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”), signed into law on July 21, 2010, which imposes a new regulatory framework over the U.S. financial services industry and the consumer credit markets in general, as well as requiring sweeping new regulations by the SEC, the CFTC and other regulators. Given the broad scope, sweeping nature, and relatively recent enactment of some of these statutes and regulatory measures, the potential impact they could have on securities held by the Funds currently is unknown. There can be no assurance that these measures will not have an adverse effect on the value or marketability of securities held by the Funds. Furthermore, no assurance can be made that the U.S. government or any U.S. regulatory body (or other authority or regulatory body) will refrain from taking further legislative or regulatory action.

Because the situation in the markets is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events.

Corporate Debt Securities

The Funds may invest in corporate debt securities. Corporate debt securities include corporate bonds, debentures, notes and other similar instruments, including certain convertible securities. Debt securities may be acquired with warrants attached. Corporate income producing securities also may include forms of preferred or preference stock. The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate such as interest rates or other financial indications. The Funds can invest in corporate securities of any rating or that are unrated. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

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Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

The Funds may invest in floating rate debt instruments (“floaters”). The interest rate on a floater is a variable rate, which is tied to another interest rate, such as a money market index, like the London Interbank Offered Rate (“LIBOR”), or U.S. Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. Because of the interest rate reset feature, floaters provide the Funds with a certain degree of protection against rises in interest rates, although the Funds will participate in any declines in interest rates as well.

The Funds also may invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed or inversely to a multiple of the applicable index. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.

High Yield Securities

The Funds may invest in high yield, high risk, lower-rated debt securities, including convertible securities. Investments in such securities are subject to greater credit risks than higher rated securities. Debt securities rated below investment grade have greater risks of default than investment grade debt securities, including medium grade debt securities, and may in fact, be in default. Issuers of “junk bonds” must offer higher yields to compensate for the greater risk of default on the payment of principal and interest.

The market for high yield securities is subject to substantial volatility. For example, an economic downturn may have a more significant effect on high yield securities and their markets, as well as on the ability of securities issuers to repay principal and interest, than on higher rated securities and their issuers. Issuers of high yield securities may be of low creditworthiness and the high yield securities may be subordinated to the claims of senior lenders. During periods of economic downturn or rising interest rates the issuers of high yield securities may have greater potential for insolvency and a higher incidence of high yield bond defaults may be experienced.

The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments but are more sensitive to adverse economic changes or individual corporate developments because of their lower credit quality. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a high yield convertible security owned by a Fund defaults, the Fund may incur additional expenses in seeking recovery. Periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield securities and a Fund’s net asset value. Yields on high yield securities will fluctuate over time. Furthermore, in the case of high yield securities structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more volatile than market prices of securities which pay interest periodically and in cash.

The secondary market for high yield securities may at times become less liquid or respond to adverse publicity or investor perceptions making it more difficult for a Fund to value accurately high yield securities or dispose of them. To the extent a Fund owns or may acquire illiquid or restricted high yield securities, these securities may involve special registration responsibilities, liabilities and costs, and liquidity difficulties, and judgment will play a greater role in valuation because there is less reliable and objective data available.

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Special federal income tax considerations are associated with investing in zero coupon or pay-in-kind securities. For federal income tax purposes, the Funds will report the interest on these securities as income even though they receive no cash interest until the security’s maturity or payment date. Further, each Fund must distribute substantially all of its income to its shareholders to qualify as a regulated investment company for federal income tax purposes. Accordingly, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash or may have to borrow to satisfy distribution requirements.

Credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, the Adviser monitors the issuers of high yield convertible securities in the portfolio to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to attempt to assure the securities’ liquidity so a Fund can meet redemption requests. To the extent that a Fund invests in high yield securities, the achievement of its investment objective may be more dependent on the Adviser’s own credit analysis than is the case for higher quality bonds.

Convertible Securities

The Funds may invest in convertible debt securities. The Funds may also invest in common or preferred stock as a means of realizing the economic value associated with owning convertible securities. Convertible securities are bonds or preferred stocks that may be converted (exchanged) into common stock of the issuing company within a certain period of time, for a specified number of shares. By investing in convertible debt securities, the Funds seek the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while investing at a better price than may be available on the common stock or obtaining a higher fixed rate of return than is available on common stocks. The market value of convertible debt securities tends to vary inversely with the level of interest rates. Although under normal market conditions longer-term debt securities have greater yields than do shorter-term debt securities of similar quality, they are subject to greater price fluctuations.

Common Stock

The Funds may invest in common stock across all market capitalizations. Common stock represents an equity interest in a company, which generally gives the Funds the right to vote on issues affecting the company’s organization and operations. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Despite the price volatility, however, common stocks have historically offered a greater potential for long-term gain on investment, compared to other classes of financial instruments, such as bonds or cash equivalents, although there can be no assurance that this will be true in the future.

Preferred Stock

The Funds may invest in preferred stock across all market capitalizations. Preferred stock is an equity security, but possesses certain attributes of debt securities. Holders of preferred stock normally have the right to receive dividends at a fixed rate when and as declared by the issuers’ board of directors, but do not otherwise participate in amounts available for distribution by the issuing corporation. Dividends on preferred stock may be cumulative, and, in such cases, all cumulative dividends usually must be paid prior to dividend payments to common stockholders. Preferred stock generally has a preference in liquidation over common stock, but is subordinated in liquidation to the company’s debt securities. As a general rule, the market value of preferred stocks with fixed dividend rates and no conversion rights moves inversely with interest rates and perceived credit risk, with the price determined by the dividend rate. Some preferred stocks are convertible into other securities (e.g. common stock) at a fixed price and ratio or upon the occurrence of certain events. The market price of convertible preferred stocks generally reflects an element of conversion value. Because many preferred stocks lack a fixed maturity date, these securities generally fluctuate substantially in value when interest rates change; such fluctuations often exceed those of long-term bonds of the same issuer. Some preferred stocks pay an adjustable dividend that may be based on an index, formula, auction procedure or other dividend rate reset mechanism. In

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the absence of credit deterioration, adjustable rate preferred stocks tend to have more stable market values than fixed rate preferred stocks.

Exchange-Traded Funds

The Funds may purchase shares of exchange-traded funds (“ETFs”) holding fixed income securities (“fixed income ETFs”). All ETFs are investment companies that are bought and sold on a securities exchange. An ETF generally represents a portfolio of securities designed to track a particular market index. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the index is designed to track, although lack of liquidity in a particular ETF could result in it being more volatile than the underlying portfolio of securities and trading at a discount to its net asset value. ETFs also have management fees that are part of their costs, and each Fund will indirectly bear its proportionate share of these costs.

A Fund’s investment in fixed income ETFs, subject to the exception specified in the next sentence, currently is limited to (a) 3% of the total voting stock of any one ETF, (b) 5% of a Fund’s total assets with respect to any one ETF and (c) 10% of the Fund’s total assets in the aggregate. An exception to these limitations is found in Section 12(d)(1)(F) of the 1940 Act, which provides that the above limitations do not apply to securities purchased or otherwise acquired by each Fund if (a) immediately after such purchase or acquisition not more than 3% of the total outstanding securities of such ETF is owned by the Fund and all affiliated persons of the Fund; and (b) the Fund has not offered or sold, and is not proposing to offer or sell, any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1 1/2%. In any event, a Fund will not invest more than 10% of its total assets in ETFs.

Duration and Portfolio Maturity

The Funds invest without regard to maturity or duration limitations. As a measure of a fixed income security’s cash flow, duration is an alternative to the concept of “term to maturity” in assessing the price volatility associated with changes in interest rates. Generally, the longer the duration, the more volatility an investor should expect. For example, the market price of a bond with a duration of three years would be expected to decline 3% if interest rates rose 1%. Conversely, the market price of the same bond would be expected to increase 3% if interest rates fell 1%. The market price of a bond with a duration of six years would be expected to increase or decline twice as much as the market price of a bond with a three-year duration. Duration is a way of measuring a security’s maturity in terms of the average time required to receive the present value of all interest and principal payments as opposed to its term to maturity. The maturity of a security measures only the time until final payment is due; it does not take account of the pattern of a security’s cash flows over time, which would include how cash flow is affected by prepayments and by changes in interest rates. Incorporating a security’s yield, coupon interest payments, final maturity and option features into one measure, duration is computed by determining the weighted average maturity of a bond’s cash flows, where the present values of the cash flows serve as weights. In computing the duration of each Fund, the Adviser will estimate the duration of obligations that are subject to features such as prepayment or redemption by the issuer, put options retained by the investor or other imbedded options, taking into account the influence of interest rates on prepayments and coupon flows. The Adviser will adjust the duration and maturity of each Fund’s portfolio based on the Adviser’s interest rate outlook.

U.S. Government Securities

The Funds may invest in a variety of U.S. Treasury obligations, including bills, notes and bonds. These obligations differ only in terms of their interest rates, maturities and time of issuance. The Funds may also invest in other securities issued or guaranteed by the U.S. government, its agencies and instrumentalities.

Obligations of certain agencies and instrumentalities, such as the Government National Mortgage Association (“Ginnie Mae”), are supported by the full faith and credit of the U.S. Treasury. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; and others, such as those of the Federal National Mortgage Association (“Fannie Mae”), are supported by the discretionary authority of the U.S.

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government to purchase the agency’s obligations; still others, such as those of the Student Loan Marketing Association (“Sallie Mae”), are supported only by the credit of the agency or instrumentality that issues them. There is no guarantee that the U.S. government will provide financial support to its agencies or instrumentalities, now or in the future, if it is not obligated to do so by law. For a discussion of the placement of Fannie Mae into conservatorship, please see the discussion below under “Mortgage-Backed Securities and Other Asset-Backed Securities.”

Mortgage-Backed Securities and Other Asset-Backed Securities

The Funds may invest in residential and commercial mortgage-backed securities as well as other asset-backed securities that are secured or backed by automobile loans, installment sale contracts, credit card receivables or other assets (“Asset-Backed Collateral”) and are issued by Ginnie Mae, Fannie Mae, the Federal Home Loan Mortgage Corporation (“Freddie Mac”), commercial banks, trusts, special purpose entities, finance companies, finance subsidiaries of industrial companies, savings and loan associations, mortgage banks and investment banks. Mortgage-backed securities include: (1) “Government Agency Mortgage-Backed Securities”; (2) “Privately-Issued Mortgage-Backed Securities”; and (3) collateralized mortgage obligations and multiclass pass-through securities. These securities represent interests in specific Asset-Backed Collateral in which periodic payments of interest on and/or principal of the Asset-Backed Collateral are made, thus, in effect, passing through periodic payments made by the individual borrowers on the Asset-Backed Collateral underlying those securities, net of any fees paid to the servicer, any third party credit enhancement provider or any guarantor of the securities. Mortgage-backed securities are typically issued in separate tranches that are secured by the same pool of Asset-Backed Collateral but vary with respect to risk and yield because of payment priority of one tranche over another. The Asset-Backed Collateral underlying securities purchased by a Fund may include sub-prime mortgage loans or non-traditional mortgage loans.

Non-mortgage asset-backed securities may involve certain risks that are not presented by mortgage-backed securities. These risks arise primarily from the nature of the underlying assets (namely, credit card and automobile loan receivables, as opposed to real estate mortgages). Non-mortgage asset-backed securities do not have the benefit of the same security interest in the collateral as mortgage-backed securities.

Like other fixed income securities, when interest rates rise the value of a fixed rate asset-backed security generally will decline; however, when interest rates decline, the value of a fixed rate asset-backed security that permits prepayment may not increase as much as that of other fixed income securities that do not permit prepayment without penalty. Asset-backed securities may be subject to greater risk of default during periods of economic downturn than other short-term instruments. With respect to mortgage-backed securities, the risk of such defaults is generally higher in the case of mortgage pools that include so-called “sub-prime” mortgages. While the secondary market for asset-backed securities is ordinarily quite liquid, during an economic downturn or when the underlying mortgage rates are being reset, the secondary market may not be as liquid as the market for other types of securities, which could cause the Funds to experience difficulty in valuing or liquidating (or both) such securities.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality. The U.S. Treasury also pledged to make additional capital contributions as needed to help ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. Additionally, the U.S. Treasury implemented a temporary program to purchase new mortgage-backed securities issued by the instrumentalities, in an effort to help create more affordable mortgage rates for homeowners and enhance the liquidity of the mortgage market. The U.S. Treasury announced in December 2009 that it would continue its support as necessary to prevent a negative net worth through at least 2012. No assurance can be given that the U.S. Treasury initiatives discussed above will be successful.

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Government Agency Mortgage-Backed Securities

Mortgage-backed securities include Government Agency Mortgage-Backed Securities, which represent participation interests in pools of residential mortgage loans originated by United States governmental or private lenders and guaranteed, to the extent provided in such securities, by the United States government or one of its agencies or instrumentalities. Such securities, with the exception of collateralized mortgage obligations, are ownership interests in the underlying mortgage loans and provide for monthly payments that are a “pass-through” of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.

The Government Agency Mortgage-Backed Securities in which the Funds may invest will include those issued or guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac. As more fully described below, these securities may include collateralized mortgage obligations, multiclass pass-through securities and stripped mortgage-backed securities.

Ginnie Mae Certificates. Ginnie Mae is a wholly-owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the “Housing Act”), authorizes Ginnie Mae to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration Act, or Title V of the Housing Act of 1949, or guaranteed by the Veterans’ Administration under the Servicemen’s Readjustment Act of 1944, as amended, or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the United States government is pledged to the payment of all amounts that may be required to be paid under any guarantee. To meet its obligations under such guarantee, Ginnie Mae is authorized to borrow from the U.S. Treasury with no limitations as to amount.

Fannie Mae Certificates. Fannie Mae is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act. Fannie Mae was originally established in 1938 as a United States government agency to provide supplemental liquidity to the mortgage market and was transformed into a shareholder owned and privately managed corporation by legislation enacted in 1968. Fannie Mae provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby replenishing their funds for additional lending. Fannie Mae acquires funds to purchase home mortgage loans from many capital market investors that ordinarily may not invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.

Each Fannie Mae Certificate entitles the registered holder thereof to receive amounts representing such holder’s pro rata interest in scheduled principal payments and interest payments (at such Fannie Mae Certificate’s pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans), and any principal prepayments, on the mortgage loans in the pool represented by such Fannie Mae Certificate and such holder's proportionate interest in the full principal amount of any foreclosed or otherwise finally liquidated mortgage loan. The full and timely payment of principal of and interest on each Fannie Mae Certificate will be guaranteed by Fannie Mae, which guarantee is not backed by the full faith and credit of the United States government. For a discussion of the placement of Fannie Mae into conservatorship, please see the discussion above under “Mortgage-Backed Securities and Other Asset-Backed Securities.”

Freddie Mac Certificates. Freddie Mac is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970, as amended. Freddie Mac was established primarily for the purpose of increasing the availability of mortgage credit for the financing of needed housing. The principal activity of Freddie Mac currently consists of the purchase of first lien, conventional, residential mortgage loans and participation interests in such mortgage loans and the resale of the mortgage loans so purchased in the form of mortgage securities, primarily Freddie Mac Certificates.

Freddie Mac guarantees to each registered holder of a Freddie Mac Certificate the timely payment of interest at the rate provided for by such Freddie Mac Certificate, whether or not received. Freddie Mac also guarantees to each registered holder of a Freddie Mac Certificate ultimate collection of all principal of the related mortgage loans, without any offset or

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deduction, but, generally, does not guarantee the timely payment of scheduled principal. Freddie Mac may remit the amount due on account of its guarantee of collection of principal at any time after default on an underlying mortgage loan, but not later than 30 days following (i) foreclosure sale, (ii) payment of claim by any mortgage insurer, or (iii) the expiration of any right of redemption, whichever occurs later, but in any event no later than one year after demand has been made upon the mortgagor for accelerated payment of principal. The obligations of Freddie Mac under its guarantee are obligations solely of Freddie Mac and are not backed by the full faith and credit of the United States government. For a discussion of the placement of Freddie Mac into conservatorship, please see the discussion above under “Mortgage-Backed Securities and Other Asset-Backed Securities.”

Privately-Issued Mortgage-Backed Securities. Privately-Issued Mortgage-Backed Securities are issued by private issuers and represent an interest in or are collateralized by (i) mortgage-backed securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities (“Privately-Issued Agency Mortgage-Backed Securities”), or (ii) whole mortgage loans or non-Agency collateralized mortgage-backed securities (“Privately-Issued Non-Agency Mortgage-Backed Securities”). These securities are structured similarly to the Ginnie Mae, Fannie Mae and Freddie Mac mortgage pass-through securities described above and are issued by originators of and investors in mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Privately-Issued Agency Mortgage-Backed Securities usually are backed by a pool of Ginnie Mae, Fannie Mae and Freddie Mac Certificates. Privately-Issued Non-Agency Mortgage-Backed Securities usually are backed by a pool of conventional fixed rate or adjustable rate mortgage loans that are not guaranteed by an entity having the credit status of Ginnie Mae, Fannie Mae or Freddie Mac, and generally are structured with one or more types of credit enhancement. As more fully described below, these securities may include collateralized mortgage obligations and multiclass pass-through securities.

The Funds may invest in subordinated Privately-Issued Non-Agency Mortgage-Backed Securities (“Subordinated Securities”). Subordinated Securities have no governmental guarantee, and are subordinated in some manner as to the payment of principal and/or interest to the holders of more senior Privately-Issued Non-Agency Mortgage-Backed Securities. The holders of Subordinated Securities typically are compensated with a higher stated yield than are the holders of more senior Privately-Issued Non-Agency Mortgage-Backed Securities. On the other hand, Subordinated Securities typically subject the holder to greater risk than senior Privately-Issued Non Agency Mortgage-Backed Securities and tend to be rated in a lower rating category, and frequently a substantially lower rating category, than the senior Privately-Issued Non-Agency Mortgage-Backed Securities. Subordinated Securities generally are likely to be more sensitive to changes in prepayment and interest rates and the market for such securities may be less liquid than is the case for traditional fixed income securities and senior Privately-Issued Non-Agency Mortgage-Backed Securities.

Collateralized Mortgage Obligations and Multiclass Pass-Through Securities. Mortgage-backed securities include collateralized mortgage obligations or “CMOs,” which are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac Certificates, but also may be collateralized by other mortgage-backed securities or whole loans (such collateral collectively hereinafter referred to as “Mortgage Assets”). CMOs include multiclass pass-through securities, which can be equity interests in a trust composed of mortgage assets. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. The issuer of a series of CMOs may elect to be treated as a real estate mortgage investment conduit for federal income tax purposes.

In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a “tranche,” is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on classes of the CMOs on a monthly, quarterly or semiannual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a CMO series in

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innumerable ways, some of which bear substantially more risk than others. In particular, certain classes of CMOs and other types of mortgage pass-through securities, including interest only classes, principal only classes, inverse floaters, Z or accrual classes and companion classes, are designed to be highly sensitive to changes in prepayment and interest rates and can subject the holder to extreme reductions of yield and loss of principal. Each Fund may invest in such high-risk, derivative mortgage-backed securities.

Stripped Mortgage-Backed Securities. The Funds may invest in stripped mortgage-backed securities issued by the U.S. government (“SMBS”). SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of Mortgage Assets. A common type of SMBS will have one class receiving all of the interest from the Mortgage Assets, while the other class will receive all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, the Funds may fail to fully recover its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yield on a class of SMBS that receives all or most of the interest from Mortgage Assets are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

Adjustable-Rate Mortgage Loans. Certain mortgage loans underlying the mortgage-backed securities in which the Funds may invest will be adjustable rate mortgage loans (“ARMs”). ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time. Thereafter, the interest rates (the “Mortgage Interest Rates”) may be subject to periodic adjustment based on changes in the applicable index rate (the “Index Rate”). The adjusted rate would be equal to the Index Rate plus a gross margin, which is a fixed percentage spread over the Index Rate established for each ARM at the time of its origination.

There are various types of indices which provide the basis for rate adjustments on ARMs. Commonly utilized indices include the one-year, three-year and five-year constant maturity Treasury rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one year LIBOR, the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile. The degree of volatility in the market value of the Funds’ portfolios and therefore in the NAV of the Funds’ shares will be affected by the length of the interest rate reset periods and the degree of volatility in the applicable indices.

Adjustable interest rates can cause payment increases that some mortgagors may find difficult to make. However, certain ARMs may provide that the Mortgage Interest Rate may not be adjusted to a rate above an applicable lifetime maximum rate or below an applicable lifetime minimum rate for such ARMs. Certain ARMs may also be subject to limitations on the maximum amount by which the Mortgage Interest Rate may adjust for any single adjustment period (the “Maximum Adjustment”). Other ARMs (“Negatively Amortizing ARMs”) may provide instead or as well for limitations on changes in the monthly payment on such ARMs. Limitations on monthly payments can result in monthly payments which are greater or less than the amount necessary to amortize a Negatively Amortizing ARM by its maturity at the Mortgage Interest Rate in effect in any particular month. In the event that a monthly payment is not sufficient to pay the interest accruing on a Negatively Amortizing ARM, any such excess interest is added to the principal balance of the loan, causing negative amortization, and is repaid through future monthly payments. It may take borrowers under Negatively Amortizing ARMs longer periods of time to achieve equity and may increase the likelihood of default by such borrowers. In the event that a monthly payment exceeds the sum of the interest accrued at the applicable Mortgage Interest Rate and the principal payment which would have been necessary to amortize the outstanding principal balance over the remaining term of the loan, the excess (or “accelerated amortization”) further reduces the principal balance of the ARM. Negatively Amortizing ARMs do not provide for the extension of their original maturity to accommodate changes in their Mortgage Interest Rate. As a result, unless there is a periodic recalculation of the payment amount (which there generally is), the

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final payment may be substantially larger than the other payments. These limitations on periodic increases in interest rates and on changes in monthly payments protect borrowers from unlimited interest rate and payment increases.

Asset-Backed Securities. Asset-backed securities may involve certain risks that are not presented by mortgage-backed securities arising primarily from the nature of the underlying assets (namely, credit card and automobile loan receivables as opposed to real estate mortgages). Non-mortgage asset-backed securities do not have the benefit of the same security interest in the collateral as mortgage-backed securities. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to reduce the balance due on the credit cards. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is the risk that the purchaser would acquire an interest superior to that of the holders of related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that payments on the receivables together with recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

Asset-backed securities may be subject to greater risk of default during periods of economic downturn than other instruments. Also, while the secondary market for asset-backed securities is ordinarily quite liquid, in times of financial stress the secondary market may not be as liquid as the market for other types of securities, which could cause a Fund to experience difficulty in valuing or liquidating such securities.

Miscellaneous. The yield characteristics of mortgage-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. As a result, if a Fund purchases such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if a Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. Certain classes of CMOs and other types of mortgage pass-through securities, including those whose interest rates fluctuate based on multiples of a stated index, are designed to be highly sensitive to changes in prepayment and interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal.

Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors, including changes in the mortgagors’ housing needs, job transfers, unemployment, mortgagors’ net equity in the mortgaged properties and servicing decisions. Generally, however, prepayments on fixed rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Accordingly, amounts available for reinvestment by a Fund are likely to be greater during a period of declining interest rates and, as a result, likely to be reinvested at lower interest rates than during a period of rising interest rates. Mortgage-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed income securities from declining interest rates because of the risk of prepayment.

No assurance can be given as to the liquidity of the market for certain mortgage-backed securities, such as CMOs and multiclass pass-through securities. Determination as to the liquidity of such securities will be made in accordance with guidelines established by the Trust's Board of Trustees. In accordance with such guidelines, the Adviser will monitor the Funds’ investments in such securities with particular regard to trading activity, availability of reliable price information and other relevant information.

Senior Loans

The Funds may invest in Senior Loans. Senior Loans are business loans made to borrowers that may be corporations, partnerships or other entities (each a “Borrower” or collectively the “Borrowers”). These Borrowers operate in a variety

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of industries and across geographic regions. Senior Loans generally have the most senior position in a Borrower’s capital structure or share the senior position with other senior debt securities of the Borrower. This capital structure position generally gives holders of secured Senior Loans a priority claim on some or all of the collateral underlying the Senior Loan in the event of a default by the Borrower. The Funds may invest in both fixed and floating rate loans. Investing in Senior Loans does involve investment risk and some Borrowers default on their Senior Loan repayments.

A Senior Loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the Senior Loan on behalf of the other Loan Investors. For a secured Senior Loan, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan Investors. Loan interests primarily take the form of assignments purchased in the primary or secondary market (“Assignments”). Loan interests may also take the form of participation interests in a Senior Loan (“Participations”). Senior loans primarily include senior floating rate loans and interests therein. Senior loans also include senior debt obligations that are in the form of notes rather than loan agreements and certain structured products with rates of return determined by reference to the total rate of return on one or more Senior Loans referenced in such products. Such loan interests may be acquired from U.S. or foreign commercial banks, insurance companies, finance companies or other financial institutions who have made loans or are Loan Investors or from other investors in loan interests.

The Funds typically purchase Assignments from the Agent or other Loan Investors. The purchaser of an Assignment typically succeeds to all the rights and obligations under the relevant loan agreement of the assigning Loan Investor. Under an Assignment, a Fund becomes a Loan Investor under the loan agreement with the same rights and obligations as the assigning Loan Investor. However, Assignments may be arranged through private negotiations between potential assignees and potential assignors and the rights and obligations acquired by the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Loan Investor.

Participations typically result in a Fund having a contractual relationship only with such Loan Investor, not with a Borrower. As a result, a Fund may have the right to receive payments of principal, interest and any fees to which it is entitled only from the Loan Investor selling the Participation and only upon receipt by such Loan Investor of such payments from the Borrower. In connection with purchasing a Participation, a Fund generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement, nor any rights with respect to any funds acquired by other Loan Investors through set-off against the Borrower and a Fund may not directly benefit from the collateral supporting the Senior Loan in which it purchased the Participation. As a result, a Fund may assume the credit risk of both the Borrower and the Loan Investor selling the Participation. In the event of the insolvency of the Loan Investor selling a Participation, a Fund may be treated as a general unsecured creditor of such Loan Investor. In the case of loan Participations where a bank or other lending institution serves as a financial intermediary between a Fund and the Borrower, if the Participation does not shift to the Fund the direct debtor-creditor relationship with the Borrower, the Fund may be required, in some circumstances, to treat both the lending bank or other lending institution and the Borrower as issuers for purposes of the Fund’s investment policies. Treating a financial intermediary as an issuer of indebtedness may restrict a Fund’s ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying Borrowers represent many different companies and industries.

The Adviser generally relies on its own credit analysis of Borrowers and not on the analysis prepared by rating agencies or other independent parties. There is no minimum rating or other independent evaluation of a Borrower of its securities limiting a Fund’s investments. There is no limit on the percentage of each Fund’s assets that may be invested in Senior Loans that are rated below investment grade or that are unrated but of comparable quality. Although the Adviser will use its best judgment in selecting Senior Loans, there can be no assurance that such analysis will disclose factors that may impair the quality of Borrowers and other factors. A serious deterioration in credit quality of a Borrower could cause a permanent decrease in a Fund’s net asset value.

Most of the Funds’ Senior Loan investments will be secured by specific assets of the Borrower. In order to borrow money pursuant to a Senior Loan, a Borrower will frequently, for the term of the Senior Loan, pledge collateral, including but not

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limited to: (1) working capital assets such as cash, accounts receivable and inventory, (2) tangible fixed assets such as buildings, equipment and real property, (3) intangible assets such as patent rights and trademarks and/or (4) security interests in shares of common and preferred stock of subsidiaries or affiliates. Collateral may sometimes include guarantees or other credit support by affiliates of the Borrower. In some cases, Senior Loans may be secured only by stock in the Borrower or its subsidiaries. The Funds may also invest in Senior Loans not secured by any collateral. Collateral securing a Senior Loan may decline in value or have no value. Such a decline, whether as a result of bankruptcy proceedings or otherwise, could cause a Senior Loan to be under-secured. In most credit agreements, there is no formal requirement to pledge additional collateral. Collateral may consist of assets that may not be readily liquidated and there is no assurance that the liquidation of such assets would satisfy a Borrower’s obligations under a Senior Loan. In the event of default by the Borrower, it is possible although unlikely, that a Fund could receive a portion of the Borrower’s collateral. If a Fund receives collateral other than cash, such collateral will be liquidated and the cash received from such liquidation will be available for investment as part of the Fund’s portfolio. Owning such collateral may impact a Fund’s ability to qualify as a regulated investment company for federal income tax purposes.

Certain Borrowers must comply with various restrictive covenants contained in a loan agreement between the Borrower and the holders of the Senior Loan. In addition to requiring scheduled payment of interest and principal, such covenants may include: (1) restrictions on dividend payments and other distributions to stockholders, (2) provisions requiring the Borrower to maintain specific minimum financial ratios, (3) limits on total debt and/or (4) provisions requiring mandatory prepayments. A breach of covenant that is not waived by the Agent of the Loan Investor directly is normally an event of acceleration whereby the Agent or Loan Investor has the right to call the outstanding Senior Loan. The typical practice of the Agent or Loan Investor in relying exclusively or primarily on reports from the Borrower may involve a risk of fraud by the Borrower. Under a Participation, the agreement between the buyer and seller may limit the rights of the holder to vote on certain changes which may be made to the loan agreements, such as waiving a breach of covenant. However, the holder of a Participation will, in almost all cases, have the right to vote on certain fundamental issues such as changes in principal amount, interest rate and payment dates.

With a typical Senior Loan, the Agent administers the terms of the loan agreement and has the right to monitor collateral. The Agent is generally responsible for the collection of principal and interest payments from the Borrower and the apportionment of these payments to the credit of all institutions that are parties to the loan agreement. The Agent is typically responsible for monitoring compliance with covenants in the loan agreement based on reports prepared by the Borrower. The Borrower compensates the Agent for providing these services under a loan agreement and such compensation may include special fees. The Funds will rely on the Agent or an intermediate participant to receive and forward to each Fund its portion of the principal and interest payments on the Senior Loan. Failure by the Agent or intermediate participant to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. Unless the terms of the Participation agreement gives a Fund direct recourse against the Borrower, the Fund will rely on the Agent and the other Loan Investors to use appropriate remedies against the Borrower. If an Agent is terminated, a successor Agent would generally be appointed and the assets held by the terminated Agent should remain available to the holders of Senior Loans. However, if the assets held by the Agent on behalf of a Fund were determined to be subject to the claims of the Agent’s general creditors, the Fund might incur certain costs and delays in payment on a Senior Loan or suffer a loss of principal and/or interest. Similar risks might arise in situations involving intermediate participants.

In the process of buying, selling and holding Senior Loans, a Fund may pay and may receive various fees and commissions including but not limited to facility fees, commitment fees, letter of credit fees, amendment fees and prepayment penalty fees. These fees are in addition to interest payments received.

Senior Loans can require, in addition to scheduled payments of interest and principal, the prepayment of the Senior Loan based on certain events. The degree to which Borrowers prepay Senior Loans may be affected by, among other things, the general business conditions, the financial condition of the Borrower and competitive conditions among Loan investors. Therefore, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which a Fund derives interest income will be reduced. A Fund may receive both a prepayment

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penalty fee from the Borrower and a facility fee if the Fund elects to purchase a new Senior Loan with the proceeds from the prepayment of the former.

The Funds may purchase and retain a Senior Loan where the Borrower has experienced or may likely experience credit problems including involvement in or emergence from bankruptcy reorganization proceedings or other forms of debt restructuring. Such investments may provide opportunities for enhanced income as well as capital appreciation. In such situations, a Fund may determine or be required to accept equity securities or junior debt in exchange for all or a portion of a Senior Loan.

When a Fund has an interest in certain Senior Loans (for example, in a revolving line of credit), the Fund may have an obligation to make additional loans upon demand by the Borrower. These commitments may have the effect of requiring a Fund to increase its investment in a Borrower at a time when it would not have otherwise done so. The Funds intend to reserve against such contingent obligations by segregating sufficient assets in high quality short-term liquid investments to cover such obligations.

Lenders can be sued by other creditors and shareholders. Losses could be greater than the original loan amount and occur years after the loan’s recovery. If a Borrower becomes involved in bankruptcy proceedings, a court may invalidate a Fund’s security interest in the loan collateral or subordinate a Fund’s rights under the Senior Loan to the interests of the Borrower’s unsecured creditors or cause interest previously paid to be refunded to the Borrower. If a court required interest to be refunded, it could negatively impact the Fund’s performance. Such action by the court could be based, for example, on a “fraudulent conveyance” claim or failure to perfect a security interest in loan collateral. If a Fund’s security interest in loan collateral is invalidated or the Senior Loan is subordinated to other debt of the Borrower in bankruptcy or other proceedings, the Fund would have substantially lower recovery, and perhaps no recovery, on the full amount of the principal and interest due on the Senior Loan, or the Fund could also have to refund interest.

Participations and Assignments involve credit risk, interest rate risk and liquidity risk as well as the potential liability associated with being a lender. If a Fund purchases a Participation, it may only be able to enforce its rights through the participating Loan Investor and may assume the credit risk of both the Loan Investor and Borrower. Senior Loans generally are not listed on any national securities exchange or automated quotation system and a less active trading market exists for some Senior Loans. As a result, some Senior Loans are illiquid, meaning that a Fund may not be able to sell them quickly at a fair price. Illiquid securities are difficult to value. The market for illiquid securities is more volatile than the market for liquid securities. However, many Senior Loans are of a large principal amount and are held by a large number of owners. In the Adviser’s opinion, this should enhance their liquidity. In addition, in recent years the number of institutional investors purchasing Senior Loans has increased. To the extent that a secondary market does exist for certain Senior Loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Other than certain restrictions on the amount of illiquid securities that can be held by a Fund, each Fund has no other limitation on the amount of Senior Loans it may hold. If a substantial portion of a Fund’s assets are invested in Senior Loans, it may restrict the ability of the Fund to dispose of its investments in a timely fashion and at a fair price and could result in capital losses to the Fund and its shareholders. The market for Senior Loans could be disrupted in the event of an economic downturn or a substantial increase or decrease in interest rates. This could result in increased volatility in the market and in the Fund’s net asset value per share.

If legislation or state or federal regulators impose additional requirements or restrictions on the ability of financial institutions to make loans that are considered highly leveraged transactions, the availability of Senior Loans for investment by a Fund may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain Borrowers. This would increase the risk of default. If legislation or federal or state regulators require financial institutions to dispose of Senior Loans that are considered highly leveraged transactions or subject them to increased regulatory scrutiny, financial institutions may determine to sell such Senior Loans. Such sales by affected financial institutions may not be at desirable prices, in the opinion of the Adviser. If a Fund attempts to sell a Senior Loan at a time when a financial institution is engaging in such a sale, the price the Fund could get for the Senior Loan may be adversely affected.

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Derivatives

From time to time, the Funds may use derivatives for hedging (attempting to reduce risk by offsetting one investment position with another) or speculation (taking a position in the hope of increasing return). A derivative is a financial instrument which has a value that is based on - or “derived from” - the values of other assets, reference rates, or indexes. These derivative transactions will involve forward contracts, future contracts, options and swaps, including options on futures and swaps. The use of derivative instruments for both hedging and speculative purposes involves a risk of loss or depreciation possibly greater than that associated with investing directly in the underlying assets.

Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates and related indexes. Derivatives include futures contracts and options on futures contracts (see discussion below), forward-commitment transactions (see discussion below on “When-Issued and Delayed-Delivery Securities”), options on securities (see discussion below on “Options on Securities”), caps, floors, collars, swap agreements (see discussion below on “Swaps”), and other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap agreements, are privately negotiated and entered into in the over-the-counter (“OTC”) market. The risks associated with the use of derivatives are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are used by some investors for speculative purposes. Derivatives also may be used for a variety of purposes that do not constitute speculation, such as hedging, risk management, seeking to stay fully invested, seeking to reduce transaction costs, seeking to simulate an investment in equity or debt securities or other investments, seeking to add value by using derivatives to more efficiently implement portfolio positions when derivatives are favorably priced relative to equity or debt securities or other investments, and for other purposes.

Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments. The successful use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

The use of a derivative involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the contract (usually referred to as a “counterparty”) or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract. Additionally, the use of credit derivatives can result in losses if the Adviser does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.

Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Derivatives may be subject to pricing or “basis” risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

Because many derivatives have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. While certain derivative transactions may be considered to constitute borrowing transactions, such derivative transactions will not be considered to constitute the issuance of a “senior security”, and therefore such transactions will not be subject to the 300% continuous asset coverage requirement otherwise applicable to borrowings, if a Fund covers the transaction or segregates sufficient liquid assets in accordance with applicable requirements.

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Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. The Funds bear the risk that the Adviser will incorrectly forecast future market trends or the values of assets, reference rates, indices, or other financial or economic factors in establishing derivative positions for a Fund. If the Adviser attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, a Fund will be exposed to the risk that the derivative will have or will develop an imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other investments. Many derivatives, in particular OTC derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund.

Options on Securities

An option is a legal contract that gives the buyer (who then becomes the holder) the right to buy, in the case of a call, or sell, in the case of a put, a specified amount of the underlying security at the option price at any time before the option expires. The buyer of a call obtains, in exchange for a premium that is paid to the seller, or “writer,” of the call, the right to purchase the underlying security. The buyer of a put obtains the right to sell the underlying security to the writer of the put, likewise in exchange for a premium. Options have standardized terms, including the exercise price and expiration time; listed options are traded on national securities exchanges that provide a secondary market in which holders or writers can close out their positions by offsetting sales and purchases. The premium paid to a writer is not a down payment; it is a nonrefundable payment from a buyer to a seller for the rights conveyed by the option. A premium has two components: the intrinsic value and the time value. The intrinsic value represents the difference between the current price of the securities and the exercise price at which the securities will be sold pursuant to the terms of the option. The time value is the sum of money investors are willing to pay for the option in the hope that, at some time before expiration, it will increase in value because of a change in the price of the underlying security.

One risk of any put or call that is held is that the put or call is a wasting asset. If it is not sold or exercised prior to its expiration, it becomes worthless. The time value component of the premium decreases as the option approaches expiration, and the holder may lose all or a large part of the premium paid. In addition, there can be no guarantee that a liquid secondary market will exist on a given exchange, in order for an option position to be closed out. Furthermore, if trading is halted in an underlying security, the trading of options is usually halted as well. In the event that an option cannot be traded, the only alternative to the holder is to exercise the option.

Call Options on Securities. When a Fund writes a call, it receives a premium and agrees to sell the related investments to the purchaser of the call during the call period (usually not more than nine months) at a fixed exercise price (which may differ from the market price of the related investments) regardless of market price changes during the call period. If the call is exercised, a Fund foregoes any gain from an increase in the market price over the exercise price.

To terminate its obligation on a call which it has written, a Fund may purchase a call in a “closing purchase transaction.” A profit or loss will be realized depending on the amount of option transaction costs and whether the premium previously received is more or less than the price of the call purchased. A profit may also be realized if the call lapses unexercised, because a Fund retains the premium received. All call options written by a Fund must be “covered.” For a call to be “covered”: (a) a Fund must own the underlying security or have an absolute and immediate right to acquire that security without payment of additional cash consideration; (b) a Fund must maintain cash or liquid securities adequate to purchase the security; or (c) any combination of (a) or (b).

When a Fund buys a call, it pays a premium and has the right to buy the related investments from the seller of the call during the call period at a fixed exercise price. The Fund benefits only if the market price of the related investment is above the call price plus the premium paid during the call period and the call is either exercised or sold at a profit. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date, and the Fund will lose its premium payment and the right to purchase the related investment.

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Put Options on Securities. When a Fund buys a put, it pays a premium and has the right to sell the related investment to the seller of the put during the put period (usually not more than nine months) at a fixed exercise price. Buying a protective put permits a Fund to protect itself during the put period against a decline in the value of the related investment below the exercise price by having the right to sell the investment through the exercise of the put.

When a Fund writes a put option it receives a premium and has the same obligations to a purchaser of such a put as are indicated above as its rights when it purchases such a put. A profit or loss will be realized depending on the amount of option transaction costs and whether the premium previously received is more or less than the put purchased in a closing purchase transaction. A profit may also be realized if the put lapses unexercised, because a Fund retains the premium received. All put options written by a Fund must be “covered.” For a put to be “covered”, a Fund must maintain cash or liquid securities equal to the option price.

Futures Contracts and Options on Futures Contracts

The Funds may purchase and write (sell) futures contracts, and may purchase put and call options and write call options on futures contracts. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A futures contract obligates a Fund to purchase or sell an amount of a specific debt security at a future date at a specific price. It is the practice of holders of futures contracts to close out their positions on or before the expiration date by use of offsetting contract positions and physical delivery is thereby avoided.

A futures contract is a commitment to buy or sell a specific product at a currently determined market price, for delivery at a predetermined future date. The futures contract is uniform as to quantity, quality and delivery time for a specified underlying product. The commitment is executed in a designated contract market - a futures exchange - that maintains facilities for continuous trading. The buyer and seller of the futures contract are both required to make a deposit of cash or U.S. Treasury Bills with their brokers equal to a varying specified percentage of the contract amount; the deposit is known as initial margin. Since ownership of the underlying product is not being transferred, the margin deposit is not a down payment; it is a security deposit to protect against nonperformance of the contract. No credit is being extended, and no interest expense accrues on the non-margined value of the contract. The contract is marked to market every day, and the profits and losses resulting from the daily change are reflected in the accounts of the buyer and seller of the contract. A profit in excess of the initial deposit can be withdrawn, but a loss may require an additional payment, known as variation margin, if the loss causes the equity in the account to fall below an established maintenance level. A Fund will maintain cash or liquid securities sufficient to cover its obligations under each futures contract into which it enters.

Successful use of futures contracts and options on futures contracts by a Fund is subject to the Adviser’s ability to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the futures contract. For example, if a Fund uses futures to hedge against the possibility of a decline in the market value of debt instruments held in its portfolio and the prices of such securities instead increase, the Fund will lose part or all of the benefit of the increased value of the securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. A Fund may have to sell such securities at a time when it may be disadvantageous to do so.

When a Fund purchases a put or call option on a futures contract, the Fund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing a call option on a futures contract, a Fund receives a premium in return for granting to the purchaser of the option the right to buy from the Fund the underlying futures contract for a specified price upon exercise at any time during the option period.

Some futures and options strategies tend to hedge a Fund’s positions against price fluctuations, while other strategies tend to increase market exposure. The extent of a Fund’s loss from an unhedged short position in futures contracts or call

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options on futures contracts is potentially unlimited. A Fund may engage in related closing transactions with respect to options on futures contracts. A Fund will purchase or write options only on futures contracts that are traded on a United States exchange or board of trade.

The Trust, on behalf of the Funds, has claimed an exemption from the definition of the term “commodity pool operator” available to qualifying entities pursuant to Regulation 4.5 promulgated by the CFTC. Accordingly, the Funds are not subject to registration or regulation as a “commodity pool operator.”

On February 9, 2012, the CFTC adopted amendments to its rules that, once effective, may affect the ability of the Trust, on behalf of the Funds, to continue to claim this exclusion. A Fund that seeks to claim the exclusion after the effectiveness of the amended rules would be limited in its ability to use futures and options on futures or commodities or engage in swap transactions. If a Fund were no longer able to claim the exclusion, the Adviser would be required to register as a “commodity pool operator,” and such Fund and the Adviser would be subject to regulation under the Commodity Exchange Act.

When a Fund purchases or sells a futures contract, the Fund “covers” its position. To cover its position, a Fund may maintain with its custodian bank (and mark-to-market on a daily basis) cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise cover its position. If a Fund continues to engage in the described securities trading practices and so maintain cash or liquid securities, the maintained cash or liquid securities will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund’s outstanding portfolio securities. Additionally, such maintained cash or liquid securities will assure the availability of adequate funds to meet the obligations of a Fund arising from such investment activities.

A Fund may cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (namely, an exercise price) as high or higher than the price of the futures contract, or, if the strike price of the put is less than the price of the futures contract, the Fund will maintain cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option, or, if the long position in the underlying futures contract is established at a price greater than the strike price of the written call, the Fund will maintain cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments the prices of which are expected to move relatively consistently with the call option.

Although each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that a Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.

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Limitations on Options and Futures

Transactions in options by each Fund will be subject to limitations established by each of the exchanges governing the maximum number of options which may be written or held by a single investor or group of investors acting in concert, regardless of whether the options are written or held on the same or different exchanges or are written or held in one or more accounts or through one or more brokers. Thus, the number of options which a Fund may write or hold may be affected by options written or held by other investment advisory clients of the Adviser and its affiliates. Position limits also apply to futures contracts. An exchange may order the liquidations of positions found to be in excess of these limits, and it may impose certain sanctions.

Special Risks of Hedging Strategies

Participation in the options or futures markets involves investment risks and transactions costs to which a Fund would not be subject absent the use of these strategies. In particular, the loss from investing in futures contracts is potentially unlimited. If the Adviser’s prediction of movements in the securities and interest rate markets is inaccurate, a Fund could be in a worse position than if such strategies were not used.

Risks inherent in the use of options, futures contracts and options on futures contracts include: (1) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (2) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; and (3) the possible absence of a liquid secondary market for any particular instrument at any time.

Short Sales

The Funds may seek to realize additional gains through short sale transactions in securities listed on one or more national securities exchanges, or in unlisted securities. Short selling involves the sale of borrowed securities. At the time a short sale is effected, a Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases it for delivery to the lender. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividend or interest which accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed.

Short sales involve the risk that a Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs a Fund must pay to a lender of the security. In addition, because a Fund’s loss on a short sale stems from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a Fund’s loss on a long position arises from decreases in the value of the security held by the Fund and therefore is limited by the fact that the security’s value cannot drop below zero. The use of short sales, in effect, leverages a Fund’s portfolio, which could increase the Fund’s exposure to the market, magnify losses and increase the volatility of returns.

There is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to a Fund. The SEC and other (including non-U.S.) regulatory authorities have imposed, and may in the future impose, restrictions on short selling, either on a temporary or permanent basis, which may include placing limitations on specific companies and/or industries with respect to which a Fund may enter into short positions. Any such restrictions may hinder a Fund in, or prevent it from, fully implementing its investment strategies and may negatively affect performance.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain cash or liquid securities at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral

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will equal the current value of the security sold short; or (b) otherwise cover the Fund’s short position. These requirements limit a Fund’s leveraging of its investments and the related risk of losses from leveraging.

Swaps

A swap agreement is a derivative that is subject to the risks discussed above in “Derivatives.” A swap agreement is an agreement between two parties (counterparties) to exchange payments at specified dates (periodic payment dates) on the basis of a specified amount (notional amount) with the payments calculated with reference to a specified asset, reference rate, or index.

Examples of swap agreements include, but are not limited to, interest rate swaps, credit default swaps, equity swaps, commodity swaps, foreign currency swaps, index swaps, and total return swaps. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates exceed a specified rate or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates fall below a specified level or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum levels. Most swap agreements provide that when the periodic payment dates for both parties are the same, payments are netted, and only the net amount is paid to the counterparty entitled to receive the net payment.

Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements allow for a wide variety of transactions. For example, fixed rate payments may be exchanged for floating rate payments; U.S. dollar-denominated payments may be exchanged for payments denominated in a different currency; and payments tied to the price of one asset, reference rate, or index may be exchanged for payments tied to the price of another asset, reference rate, or index.

An option on a swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium.” A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

As a result of the Dodd-Frank Act, certain swap agreements may be cleared through a clearinghouse and traded on an exchange or swap execution facility. New regulations could, among other things, increase the costs of such transactions, affect the ability of a Fund to enter into swap agreements or limit the ability of a Fund to terminate existing swap agreements or to realize amounts to be received under such agreements. The Adviser will continue to monitor developments in this area, particularly to the extent regulatory changes affect a Fund's ability to enter into swap agreements.

When-Issued and Delayed-Delivery Securities

To ensure the availability of suitable securities for its portfolio, a Fund may purchase when-issued or delayed-delivery securities. When-issued transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

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When-issued securities represent securities that have been authorized but not yet issued. A Fund may also purchase securities on a forward commitment or delayed-delivery basis. In a forward commitment transaction, a Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time. A Fund is required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price. Alternatively, a Fund may enter into offsetting contracts for the forward sale of other securities that it owns. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

Mortgage Dollar Rolls

The Funds may enter into mortgage “dollar rolls” in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, a Fund foregoes principal and interest paid on the mortgage-backed securities.

A Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. A “covered roll” is a dollar roll for which there is an offsetting cash or liquid security position. A Fund will only enter into covered rolls. Covered rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of a Fund’s borrowings and other senior securities.

Foreign Currency Transactions

The Funds may engage in foreign currency transactions on a spot (cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (“forward foreign currency” contracts or “forward” contracts). A Fund may enter into foreign currency transactions for any purpose consistent with the Fund’s investment objective.

A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers.

A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. Although a Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. A Fund will do so from time to time and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

A Fund may purchase and sell currency futures and purchase and write currency options to increase or decrease its exposure to different foreign currencies. The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. Currency futures contracts are similar to forward foreign currency contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

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Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a Fund’s investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a Fund against a price decline resulting from deterioration in the issuer’s creditworthiness. In hedging transactions, the value of a Fund’s foreign-denominated investments may change in response to many factors other than exchange rates, in which case it may not be possible to match the amount of currency options and futures to the value of the Fund's investments exactly over time.

Foreign Securities

The Funds may invest in securities of foreign issuers. The Funds may also hold securities of U.S. and foreign issuers in the form of American Depositary Receipts (“ADRs”) or American Depositary Shares (“ADSs”), and they may each invest in securities of foreign issuers traded directly in the U.S. securities markets. Investments in foreign securities involve special risks and considerations that are not present when a Fund invests in domestic securities. As an operating policy, each Fund may invest up to 15% of its total assets in bonds issued by foreign issuers that are U.S. dollar-denominated and up to 5% of its total assets in bonds of foreign issuers denominated in foreign currencies.

The Funds may invest in obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Adviser to be of comparable quality to the other obligations in which a Fund may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank.

The value of a Fund’s foreign investments may be significantly affected by changes in currency exchange rates, and the Fund may incur certain costs in converting securities denominated in foreign currencies to U.S. dollars. In many countries, there is less publicly available information about issuers than is available in the reports and ratings published about companies in the United States. Additionally, foreign companies are not subject to uniform accounting, auditing and financial reporting standards. Dividends and interest on foreign securities may be subject to foreign withholding taxes which would reduce a Fund’s income without providing a federal income tax credit or deduction for the Fund’s shareholders, unless each Fund meets certain requirements, which they are not expected to satisfy. Although each Fund intends to invest in securities of foreign issuers domiciled in nations which the Adviser considers as having stable and friendly governments, there is a possibility of expropriation, confiscatory taxation, currency blockage or political or social instability which could affect investments in those nations.

Rule 144A Securities

The Funds may purchase securities that have been privately placed but are eligible for purchase and sale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”). Rule 144A permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Adviser, under the supervision of the Board, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund’s restriction of investing no more than 15% of its net assets in illiquid securities. In determining whether a Rule 144A security is liquid or not, the Adviser will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Adviser will consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored. Investing in Rule 144A securities could have the effect of increasing the amount of a Fund’s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

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Lending of Portfolio Securities

Subject to restriction (3) under “Investment Restrictions” in this SAI, each Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by that Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund would not have the right to vote the securities during the existence of the loan, but would call the loan to permit voting of the securities if, in the Adviser’s judgment, a material event requiring a shareholder vote would otherwise occur before the loan was repaid. In the event of bankruptcy or other default of the borrower, a Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights.

Money Market Instruments

The Funds may invest in cash and money market securities. Each Fund may do so to “cover” investment techniques, when taking a temporary defensive position or to have assets available to pay expenses, satisfy redemption requests or take advantage of investment opportunities. The money market securities in which a Fund invests include U.S. Treasury Bills, commercial paper, commercial paper master notes and repurchase agreements.

The Funds may invest in commercial paper or commercial paper master notes rated, at the time of purchase, A-l or A-2 by Standard & Poor’s Corporation or Prime-l or Prime-2 by Moody’s Investors Service, Inc. Commercial paper master notes are demand instruments without a fixed maturity bearing interest at rates that are fixed to known lending rates and automatically adjusted when such lending rates change.

Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. Each Fund will enter into repurchase agreements only with member banks of the Federal Reserve System or primary dealers of U.S. government securities. The Adviser will monitor the creditworthiness of each of the firms which is a party to a repurchase agreement with each Fund. In the event of a default or bankruptcy by the seller, a Fund will liquidate those securities (whose market value, including accrued interest, must be at least equal to 100% of the dollar amount invested by the Fund in each repurchase agreement) held under the applicable repurchase agreement, which securities constitute collateral for the seller’s obligation to pay. However, liquidation could involve costs or delays and, to the extent proceeds from the sale of these securities were less than the agreed-upon repurchase price, a Fund would suffer a loss. A Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of each Fund to treat repurchase agreements that do not mature within seven days as illiquid for the purposes of its investment policies.

The Funds may also invest in securities issued by other investment companies that invest in high quality, short-term debt securities (namely, money market instruments). In addition to the advisory fees and other expenses each Fund bears directly in connection with its own operations, as a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company’s advisory fees and other expenses, and such fees and other expenses will be borne indirectly by the Fund’s shareholders.

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Rights and Warrants

The Funds may purchase rights and warrants to purchase equity securities. Investments in rights and warrants are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Rights and warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Rights and warrants differ from call options in that rights and warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of rights (if traded independently) and warrants do not necessarily move parallel to the prices of the underlying securities. Rights and warrants involve the risk that a Fund could lose the purchase value of the warrant if the warrant is not exercised prior to its expiration. They also involve the risk that the effective price paid for the warrant added to the subscription price of the related security may be greater than the value of the subscribed security’s market price.

Real Estate Investment Trusts

A real estate investment trust (“REIT”) is a corporation, or a business trust that would otherwise be taxed for federal income tax purposes as a corporation, which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property, and distribute to shareholders annually a substantial portion of its otherwise taxable income.

REITs are characterized as equity REITs, mortgage REITs, and hybrid REITs. Equity REITs, which may include operating or finance companies, own real estate directly and the value of, and income earned by, the REITs depend upon the income of the underlying properties and the rental income they earn. Equity REITs also can realize capital gains (or losses) by selling properties that have appreciated (or depreciated) in value. Mortgage REITs can make construction, development or long-term mortgage loans and are sensitive to the credit quality of the borrower. Mortgage REITs derive their income from interest payments on such loans. Hybrid REITs combine the characteristics of both equity and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify as a REIT under the Code or to maintain exemption from the 1940 Act.

Reverse Repurchase Agreements

The Funds may enter into reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings under the 1940 Act, and as such are subject to the investment limitations discussed in the section entitled “Investment Restrictions.” Under a reverse repurchase agreement, a Fund sells portfolio securities and agrees to repurchase them at an agreed-upon future date and price. When a Fund enters into a reverse repurchase agreement, it will maintain cash or liquid securities having a value equal to or greater than the repurchase price (including accrued interest). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price of the securities it is obligated to repurchase.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the inflation accruals as part of a semiannual coupon.

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Inflation-indexed securities issued by the U.S. Treasury have varying maturities and pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. If the periodic adjustment rate measuring inflation falls, the principal value of inflation indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. The Funds also may invest in other inflation-related bonds that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. For federal income tax purposes, any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

INVESTMENT RESTRICTIONS

Each Fund operates under the following fundamental investment restrictions, which, together with the investment objectives and fundamental policies, cannot be changed without the approval of a “majority of the outstanding voting securities,” which is defined in the 1940 Act to mean the lesser of (i) 67% of a Fund’s shares present at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of a Fund’s outstanding shares. Each Fund may not:

(1)	act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the 1933 Act on disposition of securities acquired subject to legal or contractual restrictions on resale;

(2)	purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein), commodities or commodity contracts, except that it may enter into (a) futures and options on futures and (b) forward currency contracts;

(3)	make loans, but this restriction shall not prevent the Fund from (a) buying a part of an issue of bonds, debentures, or other obligations, (b) investing in repurchase agreements, or (c) lending portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33 1/3% of its total assets (taken at market value at the time of such loan);

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(4)	borrow, except that it may (a) borrow up to 33 1/3% of its total assets, taken at market value at the time of such borrowing, as a temporary measure for extraordinary or emergency purposes, but not to increase portfolio income (the total of reverse repurchase agreements and such borrowings will not exceed 33 1/3% of its total assets, and the Fund will not purchase additional securities when its borrowings, less proceeds receivable from sales of portfolio securities, exceed 5% of its total assets) and (b) enter into transactions in options, futures and options on futures;

(5)	invest in a security if 25% or more of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; or

(6)	issue any senior security except to the extent permitted under the 1940 Act.

All swap agreements and other derivative instruments that were not classified as commodities or commodity contracts prior to July 21, 2010 are not deemed to be commodities or commodity contracts for purposes of restriction number 2 above.

Each Fund is also subject to the following nonfundamental restrictions and policies, which may be changed by the Board without shareholder approval. Each Fund may not:

(1)	invest in companies for the purpose of exercising control or management;

(2)	purchase, except for securities acquired as part of a merger, consolidation or acquisition of assets, more than 3% of the stock of another investment company (valued at time of purchase);

(3)	mortgage, pledge or hypothecate its assets, except as may be necessary in connection with permitted borrowings or in connection with other permitted investment techniques; or

(4)	invest more than 15% of its net assets (taken at market value at the time of a particular investment) in illiquid securities, including repurchase agreements maturing in more than seven days.

For purposes of these investment restrictions, with the exception of the restriction on borrowing, subsequent changes in a Fund’s holdings as a result of changing market conditions or changes in the amount of a Fund’s total assets does not require the Fund to sell or dispose of an investment or to take any other action, except that if illiquid securities exceed 15% of a Fund’s net assets after the time of purchase, the Fund will take steps to reduce in an orderly fashion its holdings of illiquid securities. Because illiquid securities may not be readily marketable, the portfolio managers may not be able to dispose of them in a timely manner. As a result, a Fund may be forced to hold illiquid securities while their price depreciates. Depreciation in the price of illiquid securities may cause the net asset value of a Fund to decline. With respect to the investment restriction related to borrowing, a Fund may only borrow from banks and in the event that such asset coverage shall at any time fall below 33 1/3% of its total assets, the Fund shall, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 33 1/3% of its total assets.

DISCLOSURE OF THE FUNDS’ PORTFOLIO HOLDINGS

It is the policy of the Funds, DCM and Driehaus Securities LLC (“DS LLC” or the “Distributor”) that non-public information about the Funds’ portfolio holdings (“Portfolio Holdings”) may not be selectively disclosed to any person, unless the disclosure (a) is made for a legitimate business purpose, (b) is made to a recipient who is subject to a duty to keep the information confidential, including a duty not to trade on the basis of the Funds’ Portfolio Holdings (“Authorized Recipients”), (c) is consistent with DCM’s fiduciary duties as an investment adviser, the duties owed by DS LLC as a broker-dealer to its customers or the duties owed by the Fund to its shareholders and (d) will not violate the antifraud provisions of the federal securities laws (“Disclosure Conditions”). The purpose of this policy is to prevent abusive

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trading in shares of the Funds, such as market timing, and not other fraudulent practices, e.g., trading on “inside information,” that are addressed in the Trust’s, DCM’s and DS LLC’s Code of Ethics.

Authorized Recipients of Portfolio Holdings information are: (a) the Trust’s officers and Trustees in their capacity as such; (b) officers, directors or employees of DCM and DS LLC who need the information to perform their duties; (c) outside counsel to the Trust, DCM or DS LLC and independent counsel to the Trust’s independent Trustees in their capacity as such; (d) the independent registered public accounting firm (the “auditors”) for the Funds, DCM or DS LLC; (e) the auditors conducting the performance verifications for DCM, DS LLC and/or their affiliates; (f) third-party broker-dealers in connection with the provision of brokerage, research or analytical services to the Trust, DCM or DS LLC; (g) third-party service providers to the Funds, DCM or DS LLC, such as the Funds’ custodian; the Funds’ administrator, fund accountant and transfer agent; DCM’s proxy-voting service; the Funds’ pricing service; and “best execution” analysts retained to evaluate the quality of executions obtained for the Funds, provided their contracts with the Funds, DCM and DS LLC contain appropriate provisions protecting the confidentiality, and limiting the use, of the information; (h) consultants and rating and ranking organizations that have entered into written confidentiality agreements with the Trust, DCM or DS LLC appropriately limiting their use of the information; and (i) such other Authorized Recipients as may be pre-approved from time to time by DCM’s Chief Executive Officer, President or General Counsel.

Authorized Recipients do not include, for example, members of the press or other communications media, institutional investors and persons that are engaged in selling shares of the Funds to customers, such as financial planners, broker-dealers or other intermediaries, unless the Disclosure Conditions are satisfied. However, the Funds, DCM or DS LLC may make disclosure of a limited number of Portfolio Holdings, provided the Funds are not disadvantaged by such disclosure and the disclosure is made for a legitimate business purpose. For example, in the normal course of business, the Adviser in discussions about the Funds with current and potential institutional shareholders conducting due diligence on an on-going basis about the Funds may occasionally and incidentally mention specific Portfolio Holdings that have not been previously disclosed. The Funds and the Adviser do not believe that these disclosures will harm the Funds.

Periodically, the Funds will post Portfolio Holdings information, including but not limited to, the Funds’ Portfolio Holdings (full or partial listing), sector weightings, portfolio characteristics and performance on their web site. All Portfolio Holdings information is available at www.driehaus.com. Portfolio Holdings information is also available upon request after the web site posting and quarterly on Form N-Q or Form N-CSR. These filings are described below.

The Funds’ Portfolio Holdings information posted on the web site and in these filings may not represent current or future portfolio composition and are subject to change without notice. Information on particular Portfolio Holdings may be withheld if it is in a Fund’s best interest to do so.

DCM and DS LLC shall not agree to give or receive from any person or entity any compensation or consideration of any kind (including an agreement to maintain assets in any portfolio or enter into or maintain any other relationship with DCM or DS LLC) in connection with the release of the Funds’ Portfolio Holdings.

DCM’s General Counsel is responsible for reviewing the agreements between the Trust, DCM or DS LLC and the third-party service providers, consultants, rating and ranking organizations and any pre-approved Authorized Recipients, to seek to ensure that these agreements contain appropriate confidentiality and limitations on use provisions. DCM’s Chief Compliance Officer is responsible for monitoring compliance with the Funds’ pre-approval and disclosure restrictions. The Trust’s Treasurer, working with the Trust’s counsel, is responsible for ensuring the accuracy and completeness of the Prospectus and SAI disclosure requirements. The Trust’s Chief Compliance Officer will report to the Trust’s Board at least annually on compliance by the Funds, DCM and DS LLC with the policies and procedures on selective disclosure of the Funds’ Portfolio Holdings to enable the Board to exercise its oversight of these policies and procedures.

The Funds’ Portfolio Holdings must be filed with the SEC within 60 days of quarter-end. The Portfolio Holdings are available on the Funds’ web site at www.driehaus.com within five business days after filing with the SEC and are available on the web site for at least six months from the posting date.

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PURCHASES AND REDEMPTIONS

How to purchase and redeem Fund shares is discussed in the Prospectus. The Prospectus discloses that you may purchase (or redeem) shares through investment dealers or other institutions. It is the responsibility of any such institution to establish procedures insuring the prompt transmission to the Funds of any such purchase order.

Each Fund’s net asset value is determined on days on which the New York Stock Exchange (the “NYSE”) is open for trading. The NYSE is regularly closed on Saturdays and Sundays and on New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day (observed). If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively.

The Trust intends to pay all redemptions in cash and will pay cash for all redemption orders, limited in amount with respect to each shareholder of record during any ninety-day period to the lesser of $250,000 or one percent of the net assets of the relevant Fund, as measured at the beginning of such period. However, redemptions in excess of such limit may be paid wholly or partly by a distribution in kind of exchange-traded securities. If redemptions are made in kind, the proceeds are taxable for federal income tax purposes in the same manner as a redemption for cash and the redeeming shareholder might incur transaction costs in selling the securities received in the redemption.

The Trust reserves the right to suspend or postpone redemptions of shares of a Fund during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed for other than customary weekend and holiday closings; (b) the SEC has by order permitted such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable.

NET ASSET VALUE

The net asset value per share of a Fund is calculated by dividing (i) the value of the securities held by the Fund (i.e., the value of its investments), plus any cash or other assets, minus all liabilities (including accrued estimated expenses on an annual basis), by (ii) the total number of outstanding shares of the Fund. Net asset value will not be determined on days when the NYSE is closed unless, in the judgment of the Board, the net asset value of a Fund should be determined on any such day, in which case the determination will be made as of 3:00 p.m. Central time. In the event that the NYSE adopts different trading hours on a temporary basis, a Fund’s net asset value will be computed at the close of the exchange.

Equity securities, including ADRs and ETFs, that are traded on a stock exchange are valued at the last sale price as of the regular close of business on the NYSE (normally 3:00 p.m. Central time) on the day the securities are being valued, or lacking any sales, at the mean between the closing bid and asked prices. Securities traded on Nasdaq will be valued at the Nasdaq official closing price or at the mean between the closing bid and asked prices if there are no sales. Other over-the-counter securities are valued at the mean between the closing bid and asked prices.

Long-term fixed income securities are valued at the representative quoted bid price for such securities when held long or the representative quoted asked price if sold short or, if such prices are not available, at prices for securities of comparable maturity, quality and type or as determined by an independent pricing service, as discussed below. Debt securities with maturities of 60 days or less are valued (i) at amortized cost if their term to maturity from date of purchase is less than 60 days, or (ii) by amortizing, from the 61st day prior to maturity, their value on the 61st day prior to maturity if their term to maturity from date of purchase by a Fund is more than 60 days, unless this is determined by the Board not to represent fair value. Repurchase agreements are valued at cost plus accrued interest.

U.S. government securities are traded in the over-the-counter market and are valued at the last available bid price when held long and the last available asked price when sold short. Such valuations are based on quotations of one or more dealers that make markets in the securities as obtained from such dealers, or on the evaluation of a pricing service.

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Options, futures contracts and options thereon, which are traded on exchanges, are valued at their last sale or settlement price as of the close of such exchanges or, if no sales are reported, at the mean between the last reported bid and asked prices. If an options or futures exchange closes later than 3:00 p.m. Central time, the options or futures traded on it are valued based on the sale price, or on the mean between the bid and ask prices, as the case may be, as of 3:00 p.m. Central time. Swap agreements and bank loans are valued at fair value based on the evaluation of an independent pricing service.

Trading in securities on most foreign securities exchanges and over-the-counter markets is normally completed well before the close of the NYSE except securities trading primarily on Central and South American exchanges. Such securities are valued at the last sale price as of the regular close of the relevant exchange. For securities that trade primarily on an exchange that closes after the NYSE, the price of the security will be determined at 3:00 p.m. Central time. In addition, foreign securities trading may not take place on all business days and may occur in various foreign markets on days which are not business days in domestic markets and on which net asset value is not calculated. The calculation of net asset value may not take place contemporaneously with the determination of the prices of portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in the calculation of net asset value unless the Adviser, by or under the direction of the Board, deems that the particular event would materially affect net asset value, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the net asset value into U.S. dollars at the spot exchange rates at 3:00 p.m. Central time or at such other rates as the Adviser may determine to be appropriate in computing net asset value.

Securities and assets for which market quotations are not readily available or for which the Adviser’s Pricing Committee determines that the valuations provided using the foregoing methods do not accurately reflect current market value are valued at fair value as determined in good faith by the Adviser’s Pricing Committee under procedures established by and under the general direction and supervision of the Board. Securities and situations in which such fair value pricing may be required include, but are not limited to: (i) illiquid securities, including “restricted” securities and private placements for which there is no public market; (ii) options not traded on a securities exchange; (iii) securities of an issuer that has entered into a restructuring; (iv) securities whose trading has been halted or suspended; (v) fixed income securities that have gone into default and for which there is not a current market value quotation; (vi) U.S. government securities and other fixed income securities when events have occurred subsequent to the close of trading for such securities and the close of the NYSE that would materially impact their value; and (vii) when the portfolio manager believes the market quotation does not reflect the fair value.

The Funds use independent pricing services approved by the Board. Unless priced at fair value in good faith by the Adviser’s Pricing Committee under procedures established by and under the general direction and supervision of the Board, prices of equity securities provided by such services represent the last sale price on the exchange where the security is primarily traded. Prices of bonds provided by such services represent evaluations of the current bid and asked market prices, may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics, indications of values from dealers and other market data. Such services may use electronic data processing techniques and/or a matrix system to determine valuations. Exchange rates of currencies provided by such services are sourced, where possible, from multi-contributor quotations. Normally, the rate will be based upon commercial interbank bid and offer quotes. Representative rates are selected for each currency based upon the latest quotation taken from contributors at short intervals prior to pricing.

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TRUSTEES, ADVISORY BOARD MEMBERS, AND OFFICERS

The officers of the Trust manage its day-to-day operations under the direction of the Trust’s Board. The primary responsibility of the Board is to represent the interests of the shareholders of each series of the Trust and to provide oversight of the management of the Trust. Seventy-five percent of the Trust’s Board members are not affiliated with the Adviser or the Distributor. Each Trustee will serve as a Trustee until (i) termination of the Trust, or (ii) the Trustee’s retirement, resignation, or death, or (iii) as otherwise specified in the Trust’s governing documents. Officers of the Trust are elected by the Board on an annual basis. The following tables set forth certain information with respect to the Trustees of the Trust and the Advisory Board Members. The Advisory Board Members serve for a one-year term from November 1, 2011 through October 31, 2012 and may be appointed to serve additional terms to be determined by the Board at its discretion. The Trustees oversee each series of the Trust, which as of the date of this SAI consists of ten series, including the Funds.

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years
INTERESTED TRUSTEE:*
Richard H. Driehaus 25 East Erie Street Chicago, IL 60611 YOB: 1942	Trustee	Since 1996	Chairman of the Board of the Adviser, the Distributor and Driehaus Capital Management (USVI) LLC (“USVI”); Chief Investment Officer and Portfolio Manager of the Adviser. President of the Trust from 1996-2011.	Driehaus Capital Holdings LLC; Driehaus Enterprise Management, Inc.; The Richard H. Driehaus Foundation; and The Richard H. Driehaus Museum.
INDEPENDENT TRUSTEES:
A.R. Umans c/o Driehaus Capital Management LLC 25 East Erie Street Chicago, IL 60611 YOB: 1927	Trustee and Chairman	Since 1996 Since 2005	Chairman of the Board, Commerce National Group (investment company) since 2005; Chairman of the Board and Chief Executive Officer, RHC/Spacemaster Corporation (manufacturing corporation) prior thereto.	Sinai Health System; Schwab Rehabilitation Hospital

Francis J. Harmon c/o Driehaus Capital Management LLC 25 East Erie Street Chicago, IL 60611 YOB: 1942	Trustee	Since 1998	Relationship Manager, Great Lakes Advisors, Inc. since February 2008; Principal Account Executive – Labor Affairs, Blue Cross and Blue Shield of Illinois prior thereto.	None

Daniel F. Zemanek c/o Driehaus Capital Management LLC 25 East Erie Street Chicago, IL 60611 YOB: 1942	Trustee	Since 1996	President of Ludan, Inc. (real estate services specializing in senior housing) since April 2008; Senior Vice President of Sunrise Development, Inc. (senior living) from 2003-2007; Consultant, real estate development prior thereto.	None

*	Mr. Driehaus is an “interested person” of the Trust, the Adviser and the Distributor, as defined in the 1940 Act, because he is an officer of the Adviser and the Distributor. In addition, Mr. Driehaus has a controlling interest in the Adviser and the Distributor.

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Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Advisory Board Member During the Past 5 Years
ADVISORY BOARD MEMBERS:
Theodore J. Beck c/o Driehaus Capital Management LLC 25 East Erie Street Chicago, IL 60611 YOB: 1952	Advisory Board Member	Since 2011	President and Chief Executive Officer, National Endowment for Financial Education, 2005 to present; Associate Dean for Executive Education and Corporate Relations and President for the Center for Advanced Studies in Business at the University of Wisconsin-Madison, 1999-2005.	President’s Advisory Council on Financial Capability since 2010; Federal Deposit Insurance Corporation Advisory Committee on Economic Inclusion since 2007; Jump$tart Coalition for Personal Financial Literacy since 2006; Wisconsin Alumni Association Board since 2006; President’s Advisory Council on Financial Literacy from 2008-2010; Wilshire Variable Insurance Trust, 2008-2010; Wilshire Mutual Funds Inc, 2008-2010.

Dawn M. Vroegop c/o Driehaus Capital Management LLC 25 East Erie Street Chicago, IL 60611 YOB: 1966	Advisory Board Member	Since 2011	Managing Director, Dresdner RCM Global Investors from September 1999 to September 2003.

Independent Trustee, Met Investors Series Trust since December 2000; Director, Metropolitan Series Fund, Inc. since May 2009; Director and Investment Committee Chair, City College of San Francisco Foundation since 2003.

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The following table sets forth certain information with respect to the officers of the Trust.

Name, Address and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During the Past 5 Years

Robert H. Gordon 25 East Erie Street Chicago, IL 60611 YOB: 1961	President	Since 2011	President and Chief Executive Officer of Adviser, Distributor and USVI since October 2006; Advisor to Adviser and Distributor from April to September 2006; Chief Operating Officer, Aris Capital Management from 2003-2006. Senior Vice President of the Trust from 2006-2011.

Michelle L. Cahoon 25 East Erie Street Chicago, IL 60611 YOB: 1966	Vice President and Treasurer	Since 2006 Since 2002	Vice President, Treasurer and Chief Financial Officer of the Adviser, Distributor and USVI since 2004.
Janet L. McWilliams 25 East Erie Street Chicago, IL 60611 YOB: 1970	Assistant Vice President and Chief Legal Officer	Since 2007 Since 2012

Senior Vice President and Secretary of the Adviser, Distributor and USVI since 2012; Chief Compliance Officer and Assistant Vice President of the Adviser and Distributor from 2006-2012; Chief Compliance Officer of the Trust from 2006-2012.

Michael R. Shoemaker 25 East Erie Street Chicago, IL 60611 YOB: 1981	Chief Compliance Officer	Since 2012	Assistant Vice President and Chief Compliance Officer of the Adviser and Distributor since 2012; Associate Chief Compliance Officer of the Adviser and Distributor from 2011-2012; Compliance Officer, Pacific Investment Management Company LLC and PIMCO Investments LLC from 2010-2011; Senior Compliance Analyst of the Adviser and Distributor from 2007-2010.

Diane J. Drake 301 Bellevue Parkway Wilmington, DE 19809 YOB: 1967	Secretary	Since 2006	Managing Director and Senior Counsel, BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc. (“PNC”), (financial services company)) since 2010; Vice President and Counsel, PNC from 2008-2010; Vice President and Associate Counsel, PNC from 2003-2007.

Michael P. Kailus 25 East Erie Street Chicago, IL 60611 YOB: 1971	Assistant Secretary	Since 2010	Assistant Secretary of the Adviser, Distributor and USVI since 2010; Associate General Counsel of Superfund Group (formerly Quadriga Group, a financial services company) from 2005-2010.

William H. Wallace, III 301 Bellevue Parkway Wilmington, DE 19809 YOB: 1969	Assistant Secretary	Since 2008	Vice President and Manager, BNY Mellon Investment Servicing (US) Inc. (formerly PNC, a financial services company) since 2010; Assistant Vice President and Manager, PNC from 2008-2010; Sr. Regulatory Administrator, PNC from 2007-2008; Regulatory Administrator, PNC from 2004-2007.

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Leadership Structure and Board of Trustees

The Board has general oversight responsibility with respect to the business and affairs of the Trust. The Board is responsible for overseeing the operations of the Funds in accordance with the provisions of the 1940 Act, other applicable laws and the Trust’s Declaration of Trust. The Board is composed of three Trustees who are not affiliates of the Adviser (each an “Independent Trustee” and collectively, the “Independent Trustees”) and one Interested Trustee. Effective November 1, 2011, there are two Advisory Board members. The Board has appointed an Independent Trustee to serve as Chairman of the Board. Generally, the Board acts by majority vote of all of the Trustees, including a majority vote of the Independent Trustees if required by applicable law. The Trust’s day-to-day operations are managed by the Adviser and other service providers who have been approved by the Board. The Board meets periodically throughout the year to oversee the Trust’s activities, review contractual arrangements with service providers, oversee compliance with regulatory requirements, and review performance. The Board has determined that its leadership structure is appropriate given the size of the Board, the extensive experience of each Trustee with the Trust and the number and nature of funds (including the Funds) within the Trust.

The Trustees were selected to serve and continue on the Board based upon their skills, experience, judgment, analytical ability, diligence, ability to work effectively with other Trustees and a commitment to the interests of shareholders and, with respect to the Independent Trustees, a demonstrated willingness to take an independent and questioning view of management. Each Trustee currently also has considerable familiarity with the Funds, the Adviser and the Distributor, and their operations, as well as the special regulatory requirements governing regulated investment companies and the special responsibilities of investment company directors as a result of his substantial prior service as a Trustee of the Trust. In addition to those qualifications, the following is a brief summary of the specific experience, qualifications or skills that led to the conclusion, as of the date of this SAI, that each person identified below should serve as a Trustee for the Trust. References to the qualifications, attributes and skills of the Trustees are pursuant to requirements of the SEC, and do not constitute a holding out of the Board or any Trustee as having any special expertise and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof. As required by rules the SEC has adopted under the 1940 Act, the Trust’s Independent Trustees select and nominate all candidates for Independent Trustee positions.

Richard H. Driehaus. Mr. Driehaus has served as Trustee of the Trust since 1996 and served as President of the Trust from 1996 to 2011. He is Chairman of the Board and founder of the Adviser, the Distributor and USVI. In addition to his business experience as a chief executive officer, Mr. Driehaus has managed investments for over 40 years and currently serves as Chief Investment Officer of the Adviser. He serves on the Boards of Driehaus Capital Holdings LLC, Driehaus Enterprise Management, Inc., The Richard H. Driehaus Foundation and The Richard H. Driehaus Museum.

A.R. Umans. Mr. Umans has served as Trustee of the Trust since 1996 and Chairman of the Board since 2005. He has served as Chairman of the Board and Chief Executive Officer of Commerce National Investment Group since 2005 and previously served as the Chairman and Chief Executive Officer of RHC/Spacemaster Corporation, a manufacturing corporation. He also serves on the Boards of Sinai Health System and Schwab Rehabilitation Hospital, and has previously served in various capacities in connection with his Board service for Sinai Health System, including Chairman of the Board and Chair of the Finance Committee, which had responsibility for financial oversight. The Board of the Trust has determined that Mr. Umans is qualified as an “audit committee financial expert” as defined by the SEC.

Francis J. Harmon. Mr. Harmon has served as Trustee of the Trust since 1998. He has served as Relationship Manager of Great Lakes Advisors, Inc. since 2008. From 1989 to 2008, Mr. Harmon was a Principal Account Executive-Labor Affairs with Blue Cross and Blue Shield of Illinois and prior to 1989 was Director of Workers Compensation/Health and Welfare Benefits for the City of Chicago.

Daniel F. Zemanek. Mr. Zemanek has served as Trustee of the Trust since 1996. He currently is President of Ludan, Inc., a real estate services company specializing in senior housing. Mr. Zemanek has held senior management positions with

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various real estate development companies, including serving as Senior Vice President of Sunrise Development, Inc., a wholly owned subsidiary of Sunrise Senior Living, Inc., a NYSE company (SRZ), from 2003 to 2007. Mr. Zemanek has also served as a consultant for real estate development.

Risk Oversight

Risk oversight forms part of the Board’s general oversight of the Funds and is addressed as part of various Board and Committee activities. As part of its regular oversight of the Funds, the Board, directly or through a Committee, interacts with and reviews reports from, among others, the Adviser, the Chief Compliance Officer and the independent registered public accounting firm, as appropriate, regarding risks faced by the Funds. The Board, with the assistance of the Adviser, reviews investment policies and risks in connection with its review of the Funds’ performance. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Funds’ compliance program and reports to the Board regarding compliance matters for the Funds and their service providers. In addition, as part of the Board’s oversight of the Funds’ advisory and other service provider agreements, the Board may periodically consider risk management aspects of their operations and the functions for which they are responsible. With respect to valuation, the Board has approved Pricing Procedures intended to address valuation issues.

The Board has established the following Committees and the membership of each Committee to assist in its oversight functions, including its oversight of the risks the Funds face. Committee membership is identified below. Each Committee must report its activities to the Board on a regular basis.

Audit Committee

The primary purpose of the Committee is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Funds’ accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accounting firm. The Audit Committee assists Board oversight of (1) the quality and integrity of the Funds’ financial statements and the independent audit thereof; (2) the Funds’ accounting and financial reporting processes and internal control over financial reporting; (iii) the Funds’ compliance with legal and regulatory requirements that relate to the Funds’ accounting and financial reporting, internal control over financial reporting and independent audits; and (iv) the qualifications, independence and performance of the Funds’ independent registered public accounting firm. The Audit Committee also serves to provide an open avenue of communication among the independent registered public accounting firm, Fund management and the Board. All Independent Trustees serve as members of the Audit Committee. The Audit Committee held two meetings during the Trust’s last fiscal year.

Executive Committee

The Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board subject to certain statutory exceptions. The members of the Executive Committee are Richard H. Driehaus and A.R. Umans. The Executive Committee held no meetings during the Trust’s last fiscal year.

Nominating and Governance Committee

The Committee’s primary purpose is (1) to identify and recommend individuals for membership on the Board and (2) to oversee the administration of the Board Governance Guidelines and Procedures. The Committee’s responsibilities include evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal and compliance matters. All Independent Trustees serve as members of the Nominating and Governance Committee. The Nominating and Governance Committee held one meeting during the Trust’s last fiscal year.

The nominating functions of the Nominating and Governance Committee include selecting and nominating all candidates

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who are not “interested persons” of the Trust (as defined in the 1940 Act) for election to the Board. Suggestions for candidates may be submitted to the Committee by other Trustees, by shareholders or by the Adviser. Shareholders may submit suggestions for candidates by sending a resume of the candidate to the Secretary of the Trust for the attention of the Chairman of the Nominating and Governance Committee to 25 East Erie Street, Chicago, Illinois 60611. With regard to candidates for interested Trustee positions, the Nominating and Governance Committee and the Board shall give reasonable deference to the Adviser’s suggestions of candidates.

When evaluating a person as a potential nominee to serve as an independent Trustee, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is “independent” and otherwise qualified under applicable laws and regulations to serve as a Trustee; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent Trustee. The Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers this a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard.

COMPENSATION OF TRUSTEES, ADVISORY BOARD MEMBERS, AND OFFICERS

The Trustee affiliated with the Adviser and the officers, except for the Chief Compliance Officer (“CCO”), serve without any compensation from the Trust. The Trust pays a portion of the CCO’s salary and bonus. In compensation for their services to the Trust, Trustees who are not affiliates of the Adviser (“Independent Trustees”) are paid $6,500 for each regular Board meeting attended, except for the Chairman who receives $7,500 for each regular Board meeting attended. The Independent Trustees receive $2,500 for each telephonic Board meeting attended and $2,000 for each committee and telephonic committee meeting attended, and are reimbursed for out-of-pocket expenses. The Independent Trustees receive an annual retainer of $30,000, except for the Chairman who receives $35,000. The Independent Trustees who are also committee members receive an annual retainer of $5,000 for each committee they serve on and an additional $2,000 for service as a committee chairman. The Trust has no retirement or pension plan. Effective November 1, 2011, the Advisory Board Members are paid $5,000 for each regular Board meeting attended, $1,500 for each telephonic Board meeting attended and $1,500 for each committee and telephonic committee meeting attended, receive an annual retainer of $25,500 and are reimbursed for out-of-pocket expenses. The following table sets forth the compensation paid by the Funds and the Trust during the fiscal year ended December 31, 2011 to each of the Independent Trustees, Advisory Board Members, and the former CCO:

Name of Trustee/Advisory Board Member/Officer	Total Compensation From the Funds	Total Compensation From the Trust
Francis J. Harmon (Trustee)	$34,746	$74,000
A.R. Umans (Trustee)	$34,746	$81,000
Daniel F. Zemanek (Trustee)	$34,746	$74,000
Theodore J. Beck (Advisory Board Member)	$9,187	$19,250
Dawn M. Vroegop (Advisory Board Member)	$9,187	$19,250
Janet L. McWilliams (former CCO)	$18,212	$74,583

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TRUSTEES’ OWNERSHIP OF TRUST SHARES

The following table sets forth, for each Trustee, the dollar range of equity securities owned in the Funds as of December 31, 2011. In addition, the last row shows the aggregate dollar range of equity securities owned as of December 31, 2011 in all series of the Trust:

	Interested Trustee	Non-Interested Trustees
	Richard H. Driehaus	Francis J. Harmon	A.R. Umans	Daniel F. Zemanek

Driehaus Active Income Fund	Over $100,000	$10,001 - $50,000	Over $100,000	$10,001 - $50,000

Driehaus Select Credit Fund	Over $100,000	None	None	None

Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the Trust	Over $100,000	Over $100,000	Over $100,000	Over $100,000

As of March 30, 2012, the Trust’s officers and Trustees as a group owned (or held a shared investment or voting power with respect to) less than 1% of the shares of the Driehaus Active Income Fund and 6.50% of the shares of the Driehaus Select Credit Fund.

CONTROL PERSONS

Persons are deemed to control a Fund when they own beneficially over 25% of the Fund’s outstanding shares. As a result, those persons could have the ability to vote a majority of the shares of a Fund on any matter requiring the approval of the shareholders of that Fund and therefore can control the Fund and determine the outcome of a Shareholders Meeting.

PRINCIPAL SHAREHOLDERS

As of March 30, 2012, the following persons were known to the Trust to be beneficial or record owners (having sole voting and dispositive power) of 5% or more of the shares of beneficial interest of the Funds:

Name and Address	Fund(s)	Beneficially Owned	Owner of Record	% Owned Beneficially or of Record
National Financial Services LLC 200 Liberty Street One World Financial Center New York, NY 10281	Driehaus Active Income Fund Driehaus Select Credit Fund		x x	25.90 23.57	% %

Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94101	Driehaus Active Income Fund Driehaus Select Credit Fund		x x	23.01 19.09	% %

Genworth Financial Trust Company FBO Genworth Financial Asset Management FBO Their Mutual Clients 3200 North Central Suite 612 Phoenix, AZ 85012	Driehaus Active Income Fund Driehaus Select Credit Fund		x x	21.15 12.97	% %

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Name and Address	Fund(s)	Beneficially Owned	Owner of Record	% Owned Beneficially or of Record
The Fulton Company c/o Fulton Financial Advisors Lancaster, PA 17604	Driehaus Select Credit Fund		x	6.80%

Richard H. Driehaus 25 East Erie Street Chicago, IL 60611	Driehaus Select Credit Fund	x	x	6.28%

HOLDINGS IN CERTAIN AFFILIATES OF THE ADVISER

Seventy-five percent of the Board members are classified under the 1940 Act as not being “interested persons” of the Trust and are often referred to as “Independent Trustees.” In addition to investing in the various other funds of the Trust, Independent Trustees may invest in limited partnerships that are managed by the Adviser and an affiliate of the Adviser. The Independent Trustees may also, from time to time, invest in other investment ventures in which affiliates and employees of the Adviser also invest.

The following table sets forth, as of December 31, 2011, the beneficial or record ownership of the securities of any entity other than another registered investment company, controlling, controlled by or under common control with the Adviser. This information is provided for the applicable Independent Trustee and his immediate family members.

Name of Trustee	Name of Owners and Relationships to Trustee	Company	Value of Securities(1)	Percent of Class
A.R. Umans	Mrs. Umans (spouse)	Driehaus Institutional Small Cap, L.P.	$120,156	0.55%

	A.R. Umans; Mrs. Umans (spouse)	Driehaus Micro Cap Fund, L.P.	$153,289	0.43%
(1)	Interests in limited partnerships or limited liability companies.

INVESTMENT ADVISORY SERVICES

The Adviser is controlled by Richard H. Driehaus. The principal nature of Mr. Driehaus’ business is investment advisory and distribution services. The Adviser provides office space and executive and other personnel to the Trust. The Trust pays all expenses other than those paid by the Adviser, including but not limited to printing and postage charges and securities registration and custodian fees and expenses incidental to its organization.

The advisory agreement provides that neither the Adviser nor any of its directors, officers, stockholders, agents or employees shall have any liability to the Funds or any shareholder of the Funds for any error of judgment, mistake of law or any loss arising out of any investment, or for any other act or omission in the performance by the Adviser of its duties under the agreement, except for liability resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the agreement.

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Any expenses that are attributable solely to the organization, operation or business of a Fund shall be paid solely out of the relevant Fund’s assets. Any expenses incurred by the Trust that are not solely attributable to a particular series are apportioned in such manner as the Adviser determines is fair and appropriate, unless otherwise specified by the Board. In return for its services, the Adviser receives a monthly fee from each Fund, computed and accrued daily based on the average net assets of the relevant Fund. The annual rate for the Driehaus Active Income Fund is 0.55% and for the Driehaus Select Credit Fund is 0.80%. The Adviser has entered into a contractual agreement to waive a portion of its management fee and/or reimburse operating expenses to the extent necessary to cap the Driehaus Select Credit Fund’s ordinary operating expenses, excluding dividends and interest on short sales, at 1.75% of average daily net assets for a period of three years from the Fund’s commencement of operations on September 30, 2010. Pursuant to the agreement, and so long as the investment advisory agreement is in place, for a period of three years from the Driehaus Select Credit Fund’s commencement of operations, the Adviser is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s ordinary annual operating expenses, excluding dividends and interest on short sales, remain below the 1.75% cap.

The following table shows the advisory fees paid by each Fund under the advisory agreement to the Adviser and fees waived or reimbursed since each Fund’s inception:

Fund	Gross Advisory Fees Paid	Advisory Fees Waived and Other Expenses Reimbursed	Reimbursement of Prior Waivers
Fiscal year ended December 31, 2011
Driehaus Active Income Fund	$16,462,083	N/A	N/A
Driehaus Select Credit Fund	$819,518	$1,551	$64,074

Fiscal year ended December 31, 2010
Driehaus Active Income Fund	$9,750,389	$0	N/A
Driehaus Select Credit Fund*	$35,381	$62,523	$0

Fiscal year ended December 31, 2009
Driehaus Active Income Fund**	$3,259,404	$0	N/A

*	The Driehaus Select Credit Fund commenced operations on September 30, 2010.
**	The Driehaus Active Income Fund commenced operations on June 1, 2009.

Code of Ethics. The Adviser, the Trust and the Distributor have adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. Access persons (as defined in the code of ethics) are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Funds, subject to requirements and restrictions set forth in such code of ethics. The code of ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds. The code of ethics also prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities unless there is a permitted code exception, and requires the submission of broker confirmations and reporting of securities transactions. Exceptions to these and other provisions of the code of ethics may be granted in particular circumstances in accordance with stated criteria after review by appropriate personnel.

Proxy Voting. The Board has delegated to the Adviser the responsibility for determining how to vote proxies relating to the Funds’ portfolio securities, and the Adviser retains the final authority and responsibility for such voting. The Adviser has provided the Funds with a copy of its written proxy voting policy, and it documents the reasons for voting, maintains records of the Funds’ voting activities and monitors voting activity for potential conflicts of interest.

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In order to facilitate this proxy voting process, the Adviser has retained a proxy voting service to assist the firm with in-depth proxy research, vote execution, and the necessary record keeping. The proxy voting service is an investment adviser that specializes in providing a variety of fiduciary-level services related to proxy voting. In addition to analyses, the proxy voting service delivers to the Adviser voting reports that reflect the Funds’ voting activities, enabling the Funds to monitor voting activities performed by the Adviser.

The Adviser’s proxy voting policy sets forth the general voting guidelines that the proxy voting service follows on various types of issues when there are no company-specific reasons for voting to the contrary. In making the proxy voting decision, there are two overriding considerations: first, the economic impact of the proposal; and second, whether it would be in the best interests of the affected Fund for the proposal to pass or not pass. The proxy voting service performs company-by-company analyses, which means that all votes are reviewed on a case-by-case basis and no issues are considered routine. Each issue is considered in the context of the company under review. The Adviser generally follows the proxy voting service’s recommendations and does not use its discretion in the proxy voting decision. For this reason, proxies are voted in a Fund’s best interests, in accordance with a predetermined policy based upon recommendations of an independent third party, and are not affected by any potential or actual conflict of interest of the Adviser.

A description of the Funds’ policies and procedures with respect to the voting of proxies relating to the Funds’ portfolio securities as well as information regarding how the Funds voted proxies during the 12-month period ended June 30th is available without charge, upon request, by calling 1-877-779-0079. This information is also available on the Funds’ web site at www.driehaus.com and on the SEC’s web site at http://www.sec.gov.

Trade Allocation. The Adviser manages not only the Funds but other investment accounts. Simultaneous transactions may occur when the Funds and investment accounts are managed by the same investment adviser and the same security is suitable for the investment objective of more than one Fund or investment account. When two or more investment accounts are simultaneously engaged in the purchase or sale of the same security, including initial public offerings (“IPOs”), the prices and amounts are allocated in accordance with procedures, established by the Adviser, and believed to be appropriate and equitable for each investment account. In some cases, this process could have a detrimental effect on the price or value of the security as far as each Fund is concerned. In other cases, however, the ability of the Funds to participate in volume transactions may produce better executions and prices for the Funds.

Portfolio Managers

Description of Compensation. The portfolio manager and assistant portfolio managers are paid a fixed salary plus a bonus. Each receives a bonus that is calculated as a percentage of advisory fees on the Funds and other accounts managed. In addition, for the Funds, they receive an additional percentage of advisory fees if the performance of a Fund exceeds a risk adjusted return formula. In addition, each receives a percentage of any performance fees earned by the other accounts, if applicable. Mrs. Durakovic and Ms. Cassidy are also eligible for a discretionary bonus which is determined as a percentage of advisory fees of the Fund. In addition, Mr. Nelson and Mrs. Durakovic are eligible for commissions based on a percentage of management fees to the extent that they bring a new client relationship to the Adviser. If the Adviser declares a profit sharing plan contribution, the portfolio manager and assistant portfolio managers also would receive such contribution. Each is eligible to participate in an equity purchase plan available to certain key employees of the Adviser. Mr. Nelson is also eligible to participate in a deferred compensation plan.

Other Accounts. The table below discloses other accounts for which the portfolio manager and assistant portfolio managers are primarily responsible for the day-to-day portfolio management as of December 31, 2011, unless otherwise noted.

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Name of Portfolio Manager	Type of Accounts	Total # of Accounts Managed	Total Assets (000,000s omitted)	# of Accounts Managed that Advisory Fee Based on Performance	Total Assets that Advisory Fee Based on Performance (000,000s omitted)
1. K.C. Nelson	Registered Investment Companies:	2	$2,617.2	0	$0
	Other Pooled Investment Vehicles:	1	$24.6	1	$24.6
	Other Accounts:	0	$0	0	$0

2. Mirsada Durakovic	Registered Investment Companies:	1	$2,617.2	0	$0
	Other Pooled Investment Vehicles:	1	$24.6	1	$24.6
	Other Accounts:	0	$0	0	$0

3. Elizabeth Cassidy	Registered Investment Companies:	1	$2,617.2	0	$0
	Other Pooled Investment Vehicles:	1	$24.6	1	$24.6
	Other Accounts:	0	$0	0	$0

As shown in the table above, Mr. Nelson, Mrs. Durakovic and Ms. Cassidy, the Funds’ portfolio manager and assistant portfolio managers, respectively, manage the assets of the Funds, other pooled investment vehicles and/or other accounts (including an unregistered fund) (collectively, the “Accounts”) for the Adviser. Both clients and affiliated persons of the Adviser, including Mr. Nelson, Mrs. Durakovic and Ms. Cassidy, may own interests in these Accounts. The same or related securities may be appropriate and desirable investments for both the Funds and the Accounts (including another registered or unregistered fund) and they may compete in the marketplace for the same investment opportunities, which may be limited. In addition, transactions by the Accounts in securities held by the Funds or that a Fund is seeking to buy or sell (or transactions in related securities) may have an adverse impact on the prices that a Fund pays for those securities or can realize upon sale, or on the ability of the Adviser to buy or sell the desired amount of such securities for a Fund at favorable prices. This is particularly true when the Accounts’ transactions occur at a point in time close to when trades in the same or related securities are effected for the Funds. This presents a conflict between the interests of the Funds and the interests of the Accounts as well as the affiliates of the Adviser who invest in the Accounts.

Conflicts also may arise between the interests of a Fund and the interests of the Adviser and its affiliates, including the portfolio managers. These conflicts can occur as one or more of the Accounts pay advisory fees to the Adviser, including performance-based compensation, at a higher rate than the rate of fees paid by the Funds. In addition, the Adviser’s affiliates, including the Funds’ portfolio managers, may personally own interests in the Accounts or have other financial incentives (including that a portfolio manager’s compensation is based, in part, on assets under management). For example, portfolio managers could favor an Account over a Fund when dividing their time and attention between them or when presented with limited investment opportunities that would be desirable and suitable for both a Fund and the Accounts or when making trading decisions.

The Adviser, through trade allocation and other policies and procedures, seeks to manage these conflicts of interest to reduce any adverse effects on either a Fund or the Accounts. These policies and procedures include requirements that transactions by a Fund and the Accounts in the same securities that occur on the same day are average priced when feasible and allocated on a fair and equitable basis. In addition, the Adviser conducts periodic reviews of transactions in and holdings of the same or related securities by a Fund and the Accounts for compliance with the Adviser’s policies and procedures.

Securities Ownership. The following table sets forth the dollar range of equity securities beneficially owned by the portfolio manager and the assistant portfolio managers in the Funds as of December 31, 2011.

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Dollar ($) Value of Fund Shares Beneficially Owned

Driehaus Active Income Fund
K.C. Nelson	$50,001-$100,000
Mirsada Durakovic	None
Elizabeth Cassidy	$10,001-$50,000

Driehaus Select Credit Fund
K.C. Nelson	$100,001-$500,000
Mirsada Durakovic	$10,001-$50,000
Elizabeth Cassidy	$10,001-$50,000

DISTRIBUTOR

The shares of the Funds are distributed by DS LLC, 25 East Erie Street, Chicago, Illinois 60611, under a Distribution Agreement with the Trust. DS LLC is an affiliate of the Adviser because both entities are controlled by Richard H. Driehaus. The Distribution Agreement had an initial period of two years and continues in effect thereafter from year to year, provided such continuance is approved annually (i) by a majority of the Trustees or by a majority of the outstanding voting securities of the Trust, and (ii) by a majority of the Trustees who are not parties to the agreement or interested persons of any such party. The Trust has agreed to pay all expenses in connection with registration of its shares with the SEC and auditing and filing fees in connection with registration of its shares under the various state blue sky laws and assumes the cost of preparation of prospectuses and other expenses.

As agent, DS LLC will offer shares of the Funds on a continuous basis to investors in states where the shares are qualified for sale, at net asset value, without sales commissions or other sales load to the investor. In addition, no sales commission or “12b-1 fees” are paid by the Funds. As principal underwriter to the Trust, DS LLC enters into arrangements with selected dealers or other third parties for the sale and redemption of Fund shares and makes payments to such entities for distribution services as well as shareholder and administrative services to customers who purchase Fund shares, including sub-accounting and sub-transfer agency services. DS LLC will offer the Funds’ shares only on a best-efforts basis.

ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT

UMB Fund Services, Inc. (“UMBFS”), with offices at 803 West Michigan Street, Milwaukee, Wisconsin 53233, is the administrator and fund accountant for the Funds. The asset-based fee for administration and accounting services for each Fund is calculated as follows:

0.07% of the first $500 million of average net assets;

0.04% of the next $500 million of average net assets; and

0.025% of average net assets in excess of $1 billion.

UMBFS is also the Funds’ transfer agent, registrar, dividend-disbursing agent and shareholder servicing agent. As such, UMBFS provides certain bookkeeping and data processing services and services pertaining to the maintenance of shareholder accounts.

OTHER SHAREHOLDER SERVICES

Each Fund has adopted a Shareholder Services Plan that authorizes the Fund to make payments for services provided on behalf of the Fund. Payments may be made to banks, other institutions and service professionals (including investment advisers and broker-dealers) and other entities for certain services to investors in the Fund. Such services may include, but shall not be limited to: transfer agent and sub-transfer agent services; aggregating and processing purchase and redemption orders; providing periodic statements; receiving and transmitting funds; processing dividend payments;

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providing sub-accounting services; forwarding shareholder communications; receiving, tabulating and transmitting proxies; responding to inquiries and performing such other related services as the Fund may request. Each Plan allows for annual payments not to exceed 0.25% of average daily net assets.

CUSTODIAN

UMB Bank, n.a., at 928 Grand Boulevard, 10th Floor, Kansas City, Missouri 64106, is the Funds’ custodian (the “Custodian”). The Custodian is responsible for holding all securities and cash of the Funds, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments and performing other administrative duties, all as directed by authorized persons. The Custodian does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends or payment of expenses of the Funds. Portfolio securities purchased in the U.S. are maintained in the custody of the Custodian or of other domestic banks or depositories.

The Funds may invest in obligations of the Custodian and may purchase or sell securities from or to the Custodian.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 155 North Wacker Drive, Chicago, Illinois 60606, is the Funds’ independent registered public accounting firm (“auditors”). The auditors audit and report on the Funds’ annual financial statements, review certain regulatory reports and the Funds’ federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when pre-approved by the Trust’s Audit Committee and engaged to do so by the Trust.

LEGAL COUNSEL

Vedder Price P.C., 222 North LaSalle Street, Chicago, Illinois 60601, acts as the Trust’s legal counsel and as counsel to the Independent Trustees.

PORTFOLIO TRANSACTIONS

The Adviser is responsible for decisions to buy and sell securities for the Funds, broker-dealer selection, and negotiation of brokerage commission rates. The primary consideration of the Adviser in effecting a securities transaction will be execution at the most favorable securities price. The Trust understands that some of the portfolio transactions of a Fund may be transacted with primary market makers acting as principal on a net basis, with no brokerage commissions being paid by the Fund. Such principal transactions may, however, result in a profit to market makers. Other portfolio transactions may include transactions on behalf of a Fund on stock exchanges and other agency transactions that involve payment by the Fund of a negotiated brokerage commission. Such commissions may vary among different brokers. In certain instances the Adviser may make purchases of underwritten issues for the Funds at prices that include underwriting fees.

In selecting a broker-dealer to execute each particular transaction, the Adviser will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker-dealer; the size of and difficulty in executing the order; and the value of the expected contribution of the broker-dealer to the investment performance of the Funds on a continuing basis. Accordingly, the price to a Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio trade execution services offered. Subject to such policies as the Board of Trustees may determine, the Adviser shall not be deemed to have acted unlawfully or to have breached any duty created by the advisory agreement solely by reason of its having caused the Funds to pay a broker or dealer that provides brokerage or research services to the Adviser an amount of commission for effecting a portfolio transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Adviser determined in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in

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terms of either that particular transaction or the Adviser’s overall responsibilities with respect to the Trust or other accounts for which the Adviser has investment discretion. The Adviser is further authorized to allocate the orders placed by it on behalf of the Funds to such brokers or dealers who also provide research or statistical material, or other services, to the Trust, the Adviser or any affiliate of the foregoing. Such allocation shall be in such amounts and proportions as the Adviser shall determine and the Adviser shall report on such allocations regularly to the Board of Trustees, indicating the broker-dealers to which such allocations have been made and the basis therefore.

For the period June 1, 2009 through December 31, 2009, the Driehaus Active Income Fund paid brokerage commissions of $88,505. For the fiscal year ended December 31, 2010, the Driehaus Active Income Fund paid brokerage commissions of $494,473. For the period September 30, 2010 through December 31, 2010, the Driehaus Select Credit Fund paid brokerage commissions of $7,558. For the fiscal year ended December 31, 2011, the Driehaus Active Income Fund paid brokerage commissions of $544,495 and the Driehaus Select Credit Fund paid brokerage commissions of $67,951.

Directed Brokerage. During the fiscal year ended December 31, 2011, the Funds did not allocate any portion of their brokerage transactions to firms based upon research services and information provided.

Regular Broker-Dealers. The following information is provided with respect to the Funds’ “regular broker-dealers.” The term “regular broker-dealers” means, any of the ten brokers or dealers who, for the fiscal year ended December 31, 2011: 1) received the greatest dollar amount of brokerage commissions from the Funds; 2) engaged as principal in the largest dollar amount of portfolio transactions for the Funds; or 3) sold the largest dollar amount of securities of the Funds.

The chart below identifies the Funds’ “regular broker-dealers,” the securities of which were held by the Funds as of December 31, 2011 and the dollar value of such securities.

Regular Broker-Dealer or Parent (Issuer)	Value as of December 31, 2011
Driehaus Active Income Fund:
Bank of America Corp.	$66,899,746
Citigroup, Inc.	$3,815,095
The Goldman Sachs & Co., Inc.	$9,908,000
JPMorgan Chase & Co.	$81,913,686
Merrill Lynch & Co., Inc.	$114,977
Morgan Stanley & Co., Inc.	$16,295,184
Wells Fargo & Company	$9,105,625
Driehaus Select Credit Fund:
Wells Fargo & Company	$4,743,000

ADDITIONAL U.S. FEDERAL INCOME TAX CONSIDERATIONS

The following is intended to be a general summary of certain U.S. federal income tax consequences of investing in a Fund. It is not intended to be a complete discussion of all such consequences, nor does it purport to deal with all categories of investors. This discussion reflects the applicable federal income tax laws of the United States as of the date of this SAI, which tax laws may change or be subject to new interpretation by the courts or the Internal Revenue Service (“IRS”), possibly with retroactive effect.

Each Fund is treated as a separate entity for federal income tax purposes and has qualified, and each intends to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), to permit it, to be treated as a regulated investment company. Such provisions generally relieve a Fund of federal income tax to the extent its investment company taxable income (determined without regard to the deduction for dividends paid by the

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Fund) and net capital gains (i.e., the excess of net long-term capital gains over the sum of net short-term capital losses and capital loss carryforwards available from prior years) are currently distributed to shareholders. In order to qualify for such provisions, each Fund must, among other things, maintain a diversified portfolio, which requires that at the close of each quarter of the taxable year (i) at least 50% of the market value of its total assets is represented by cash or cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers with such other securities limited, in respect of any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the market value of the total assets of the Fund are invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are determined to be engaged in the same, similar or related trades or business, or the securities of one or more qualified publicly traded partnerships. The requirements for qualification as a regulated investment company may limit the extent to which a Fund may invest in some investments.

If for any taxable year a Fund does not qualify as a regulated investment company for U.S. federal income tax purposes, it would be treated as a regular corporation subject to federal income tax and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, the Fund’s distributions, to the extent derived from its current or accumulated earnings and profits, would generally constitute ordinary dividends, which would generally be eligible for the dividends received deduction available to corporate shareholders under Section 243 of the Code, and individual and other noncorporate shareholders of the Fund generally would be able to treat such distributions as “qualified dividend income” under Section 1(h)(11) of the Code, as discussed below, provided certain holding period and other requirements are satisfied.

Distributions of investment company taxable income, which includes net investment income, and net short-term capital gain in excess of net long-term capital loss, are generally taxable as ordinary income to the extent of the Fund’s current and accumulated earnings and profits. Under Section 1(h)(11) of the Code, for taxable years beginning on or before December 31, 2012, qualified dividend income received by individual and other noncorporate shareholders is taxed for federal income tax purposes at rates equivalent to long-term capital gain tax rates, which currently reach a maximum of 15%. Qualified dividend income generally includes dividends from certain domestic corporations and dividends from “qualified foreign corporations.” For these purposes, a qualified foreign corporation is a foreign corporation (i) that is incorporated in a possession of the United States or is eligible for benefits under a qualifying income tax treaty with the United States, or (ii) whose stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States. A qualified foreign corporation does not include a foreign corporation which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a “passive foreign investment company,” as defined in the Code.

A Fund generally can pass the federal income tax treatment of qualified dividend income it receives through to its shareholders to the extent of the aggregate qualified dividends received by the Fund. For a Fund to receive qualified dividend income, the Fund must meet certain holding period and other requirements with respect to the stock on which the otherwise qualified dividend is paid. In addition, the Fund cannot be obligated to make payments (pursuant to a short sale or otherwise) with respect to substantially similar or related property. If a Fund lends portfolio securities, amounts received by the Fund that are the equivalent of the dividends paid by the issuer on the securities loaned will not be eligible for qualified dividend income treatment. The same provisions, including the holding period requirements, apply to each shareholder’s investment in the Fund. If a Fund receives dividends from another fund that qualifies as a regulated investment company and the other fund designates such dividends as qualified dividend income, then the Fund may in turn designate that portion of its distributions derived from those dividends as qualified dividend income as well, provided the Fund meets the holding period and other requirements with respect to its shares of the other fund. For taxable years beginning after December 31, 2012, qualified dividend income will no longer be taxed for federal income tax purposes at the rates applicable to long-term capital gains, but rather will be taxed at ordinary income tax rates, unless Congress enacts legislation providing otherwise. It is not expected that a significant portion of a Fund’s distributions will be treated as qualified dividend income. Distributions of net capital gain, if any, are taxable as long-term capital gains for U.S. federal income tax purposes without regard to the length of time the shareholder has held

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shares of the Fund. A distribution of an amount in excess of a Fund’s current and accumulated earnings and profits, if any, will be treated by a shareholder as a tax-free return of capital which is applied against and reduces the shareholder’s basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder’s basis in his or her shares, the excess will be treated by the shareholder as gain from the sale or exchange of shares. The U.S. federal income tax status of all distributions will be designated by each Fund and reported to the shareholders annually.

Dividends declared in October, November or December to shareholders of record as of a date in such month and paid during the following January are treated as if received on December 31 of the calendar year declared.

Because dividend and capital gain distributions reduce net asset value, a shareholder who purchases shares shortly before a Fund pays a dividend or distribution will, in effect, receive a return of a portion of his or her investment in such dividend or distribution. The dividend or distribution would nonetheless be taxable to the shareholder (if shares are held in a taxable account), even if the net asset value of shares was reduced below such shareholder’s cost. However, for federal income tax purposes, the shareholder’s original cost would continue as his or her tax basis, except as set forth above with respect to returns of capital.

If a Fund invests in certain pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, each Fund must distribute to shareholders, at least annually, all or substantially all of its investment company taxable income (determined without regard to the deduction for dividends paid), including such accrued income, to avoid federal income and excise taxes. Therefore, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy these distribution requirements.

Each Fund may also acquire market discount bonds. A market discount bond is a security acquired in the secondary market at a price below its redemption value (or its adjusted issue price if it is also an original issue discount bond). If a Fund invests in a market discount bond, it will be required to treat any gain recognized on the disposition of such market discount bond as ordinary income (instead of capital gain) to the extent of the accrued market discount unless the Fund elects to include the market discount in income as it accrues.

A Fund’s investment in lower-rated or unrated debt securities may present issues for the Fund if the issuers of these securities default on their obligations because the federal income tax consequences to a holder of such securities are not certain.

Each Fund may engage in certain options, futures, forwards, swaps, short sales, foreign currency and other transactions. These transactions may be subject to special provisions under the Code that may accelerate or defer recognition of certain gains or losses, change the character of certain gains or losses or alter the holding periods of certain of a Fund’s portfolio securities. These rules could therefore affect the character, amount and timing of distributions made to shareholders.

For federal income tax purposes, a Fund generally is required to recognize as income for each taxable year its net unrealized capital gains and losses as of the end of the year on certain futures, futures options, non-equity options positions and certain foreign currency contracts (“year-end mark-to-market”). Generally, any gain or loss recognized with respect to such positions is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding periods of the positions. However, in the case of positions classified as part of a “mixed straddle,” in which an election is properly made, the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held by a Fund: (i) will generally affect the holding period of the hedged securities; and (ii) may cause unrealized gain or loss on such securities to be recognized upon entry into the hedge.

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Each Fund may enter into swaps or other notional principal contracts. Payments made or received pursuant to the terms of a notional principal contract are divided into three categories, (i) a “periodic” payment; (ii) a “nonperiodic” payment; and (iii) a “termination” payment. Periodic payments are payments made or received pursuant to a notional principal contract that are payable at intervals of one year or less during the entire term of the contract, that are based on certain types of specified indexes (which include indexes based on objective financial information), and that are based on either a single notional principal amount or a notional principal amount that varies over the term of the contract in the same proportion as the notional principal amount that measures the other party’s payments. A nonperiodic payment is any payment made or received with respect to a notional principal contract that is not a periodic payment or a “termination payment.” All taxpayers, regardless of their method of accounting, must generally recognize for federal income tax purposes the ratable daily portion of a periodic and a nonperiodic payment for the taxable year to which that payment relates.

A Fund’s entry into a short sale transaction, an option or certain other contracts could be treated as the constructive sale of an appreciated financial position, causing the Fund to realize gain, but not loss, on the position.

The application of certain requirements for qualification as a regulated investment company and the application of certain other federal income tax rules may be unclear in some respects in connection with investments in certain derivatives and other investments. As a result, a Fund may be required to limit the extent to which it invests in such investments and it is also possible that the IRS may not agree with the Fund’s treatment of such investments. In addition, the tax treatment of derivatives and certain other investments may be affected by future legislation, Treasury Regulations and guidance issued by the IRS (which could apply retroactively) that could affect the timing, character and amount of a Fund’s income and gains and distributions to shareholders, affect whether a Fund has made sufficient distributions and otherwise satisfied the requirements to maintain its qualification as a regulated investment company and avoid federal income and excise taxes or limit the extent to which a Fund may invest in certain derivatives and other investments in the future.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gain and loss to be treated as ordinary income or loss and may affect the amount, timing and character of distributions to shareholders.

To the extent a Fund invests in foreign securities, it may be subject to withholding and other taxes imposed by foreign countries. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. Because the amount of a Fund’s investments in various countries will change from time to time, it is not possible to determine the effective rate of such taxes in advance. The Funds do not expect to satisfy the requirements for passing through to their shareholders their pro rata share of qualified foreign taxes paid by the relevant Fund, with the result that each Fund’s net investment income will be reduced by the foreign taxes paid by the Fund and each Fund’s shareholders will not be required to include such taxes in their gross incomes and will not be entitled to a tax deduction or credit for such taxes on their own federal income tax returns.

Generally, the character of the income or capital gains that a Fund receives from another investment company will pass through to the Fund’s shareholders as long as the Fund and the other investment company each qualify as regulated investment companies. However, to the extent that another investment company that qualifies as a regulated investment company realizes net losses on its investments for a given taxable year, a Fund will not be able to recognize its share of those losses until it disposes of shares of such investment company. Moreover, even when a Fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as an ordinary deduction. In particular, a Fund will not be able to offset any capital losses from its dispositions of shares of other investment companies against its ordinary income. As a result of the foregoing rules, and certain other special rules, it is possible that the amounts of net investment income and net capital gains that a Fund will be required to distribute to shareholders will be greater than such amounts would have been had the Fund invested directly in the securities held by the investment companies in which it invests, rather than investing in shares of the investment companies. For similar reasons, the character of distributions from a Fund (e.g., long-term capital gain,

46

qualified dividend income, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the investment companies in which it invests.

Each Fund’s investments in REIT equity securities may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. Investments in REIT equity securities also may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by a Fund from a REIT will not qualify for the corporate dividends received deduction and generally will not constitute qualified dividend income.

Under a notice issued by the IRS, a portion of a Fund’s income from residual interests in real estate mortgage investment conduits (“REMICs”) or from a REIT (or other pass-through entity) that is attributable to the REIT’s residual interest in a REMIC or an equity interest in a taxable mortgage pool (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. This notice also provides that excess inclusion income of a regulated investment company, such as the Funds, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC or taxable mortgage pool interest directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a federal income tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (as defined by the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations.

Each Fund anticipates distributing to shareholders annually all net capital gains, if any, that have been recognized for federal income tax purposes including year-end mark-to-market gains. Shareholders will be advised of the nature of these payments.

Each Fund is subject to a nondeductible 4% federal excise tax on the excess of the required distribution for a calendar year over the distributed amount for such calendar year. The required distribution is the sum of 98% of the Fund’s ordinary income for the calendar year plus 98.2% of its capital gain net income for the one-year period ending October 31, plus any undistributed amounts from prior calendar years, minus any overdistribution from prior calendar years. The Funds intend to declare or distribute dividends during the appropriate periods of an amount sufficient to prevent imposition of this 4% excise tax.

A shareholder who redeems or exchanges shares of a Fund will generally recognize capital gain or loss for federal income tax purposes measured by the difference between the value of the shares redeemed or exchanged and the basis of such shares. If a shareholder held such shares for more than one year, the gain, if any, will be a long-term capital gain. Long-term capital gain rates applicable to individuals have been temporarily reduced, in general, to 15% with a 0% rate applying to taxpayers who would otherwise be in the 10% and 15% rate brackets, for taxable years beginning on or before December 31, 2012. For taxable years beginning after December 31, 2012, the long-term capital gain tax rate is scheduled to return to 20%, with a 10% rate applying to taxpayers in the 15% bracket. The gain or loss on shares held for one year or less will generally be treated as short-term capital gain or loss. If a shareholder realizes a loss on the redemption of a Fund’s shares and reinvests in substantially identical shares of the Fund (including through dividend reinvestment) or other substantially identical stock or securities within 30 days before or after the redemption, the transactions may be subject to the “wash sale” rules resulting in a postponement of the recognition of such loss for federal income tax purposes. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any

47

loss realized on the redemption of Fund shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares. Capital losses may be subject to limitations on their use by a shareholder.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

Passive Foreign Investment Companies. Each Fund may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies (“PFICs”). In addition to bearing its proportionate share of the Fund’s expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such PFICs. Gains on the sale of PFIC holdings will be deemed to be ordinary income regardless of how long the Fund holds its investment. In addition, the Fund may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned (or deemed earned) from PFICs, regardless of whether such income and gains are distributed to shareholders.

Each Fund intends to make a mark-to-market election, where applicable, to treat PFICs as sold on the last day of the Fund’s taxable year and recognize any gains for federal income tax purposes at that time; such losses may not be recognized or may be limited. Such gains will be considered ordinary income which the Fund will be required to distribute even though it has not sold the security and received cash to pay such distributions. In addition, under certain circumstances another election may be available that would require the Fund to include its share of the PFIC’s income and net capital gain annually in income, regardless of whether distributions are received from the PFIC in a given year.

Withholding. A Fund may be required to withhold, for U.S. federal income tax purposes, a portion of all distributions and redemption proceeds payable to a shareholder who fails to provide the Fund with his or her correct taxpayer identification number or who fails to make required certifications or if the Fund or a shareholder has been notified by the IRS that the shareholder is subject to backup withholding. Certain corporate and other shareholders specified in the Code and the regulations thereunder are exempt from backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability on such shareholder’s federal income tax return.

Non-U.S. shareholders, including shareholders who, with respect to the U.S., are nonresident alien individuals, may be subject to U.S. withholding tax on certain distributions (whether received in cash or shares) at a rate of 30% or such lower rate as prescribed by an applicable tax treaty.

Special rules apply to foreign persons who receive distributions from a Fund that are attributable to gain from “United States real property interests” (“USRPIs”). The Code defines USRPIs to include direct holdings of U.S. real property and any interest (other than an interest solely as a creditor) in a “United States real property holding corporation” or a former United States real property holding corporation. The Code defines a United States real property holding corporation as any corporation whose USRPIs make up 50% or more of the fair market value of its USRPIs, its interests in real property located outside the United States, plus any other assets it uses in a trade or business. In general, if a Fund is a United States real property holding company (determined without regard to certain exceptions), distributions by the Fund that are attributable to distributions received by the Fund from a lower-tier REIT that the Fund is required to treat as USRPI gain in its hands will retain their character as gains realized from USRPIs in the hands of the foreign persons. If the foreign shareholder holds (or has held at any time during the prior year) more than a 5% interest in a class of stock of a Fund, such distributions received by the shareholder with respect to such class of stock will be treated as gains “effectively connected” with the conduct of a “U.S. trade or business,” and subject to tax at graduated rates. Moreover, such shareholders will be required to file a U.S. income tax return for the year in which the gain was recognized and the Fund will be required to withhold 35% of the amount of such distribution. In the case of all other foreign persons (i.e., those whose interest in the Fund did not exceed 5% at any time during the prior year), the USRPI distribution will be treated as

48

ordinary income and the Fund must withhold 30% (or a lower applicable treaty rate) of the amount of the distribution paid to such foreign persons.

In addition, if a Fund is a United States real property holding corporation or former United States real property holding corporation, the Fund may be required to withhold U.S. tax upon a redemption of shares by a greater-than-5% shareholder that is a foreign person, and that shareholder would be required to file a U.S. income tax return for the year of the disposition of the USRPI and pay any additional tax due on the gain.

Cost basis information. The Funds are required to report to you and the IRS annually on Form 1099-B the cost basis of shares purchased or acquired on or after January 1, 2012 where the cost basis of the shares is known by the Funds (referred to as “covered shares”) and which are disposed of after that date. However, cost basis reporting is not required for certain shareholders, including shareholders investing in the Funds through a tax-advantaged arrangement, such as a 401(k) or an IRA.

When required to report cost basis, the Funds will calculate it using the Funds’ default method, which is the average cost basis, unless you instruct the Funds to use a different calculation method. For additional information regarding the Funds’ available cost basis reporting methods, including the default method, please contact the Funds. If you hold your Fund shares through a financial intermediary, please contact that intermediary with respect to reporting of cost basis and available elections for your account.

The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The method used will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing share prices, and the entire position is not sold at one time. The Funds do not recommend any particular method of determining cost basis, and the use of other methods may result in more favorable tax consequences for some shareholders. It is important that you consult with your tax advisor to determine which method is best for you and then notify the Funds if you intend to utilize a method other than the Funds’ default method for covered shares.

The Funds will compute and report the cost basis of your Fund shares sold or exchanged by taking into account all of the applicable adjustments to cost basis and holding periods as required by the Code and Treasury regulations for purposes of reporting these amounts to you and the IRS. However, the Funds are not required to, and in many cases the Funds do not possess the information to, take all possible basis, holding period or other adjustments into account in reporting cost basis information to you. Therefore, shareholders should carefully review the cost basis information provided by the Funds.

Investors are advised to consult their own tax advisors with respect to the application to their own circumstances of the above-described general federal income taxation rules and with respect to other federal, state, local or foreign tax consequences to them before investing in a Fund’s shares.

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APPENDIX – RATINGS

Ratings in General

A rating of a rating service represents the service’s opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Adviser believes that the quality of debt securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weights to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

The following is a description of the characteristics of ratings of long-term corporate debt securities used by Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Corporation (“S&P”).

Ratings by Moody’s

Aaa. Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa. Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A. Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa. Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba. Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B. Obligations rated B are considered speculative and are subject to high credit risk.

Caa. Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca. Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C. Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Ratings by S&P

AAA. An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA. An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A. An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB. An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB. An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B. An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC. An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC. An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C. A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms.

D. An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-)

The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

DRIEHAUS MUTUAL FUNDS

FORM N-lA

PART C: OTHER INFORMATION

ITEM 28. EXHIBITS

(a)(i)	Registrant’s Declaration of Trust dated May 31, 1996, is incorporated herein by reference to Exhibit (1) of Registrant’s initial Registration Statement on Form N-lA filed with the Securities and Exchange Commission (“SEC”) on June 5, 1996.

(a)(ii)	Registrant’s Amendment to the Declaration of Trust dated November 9, 1998, is incorporated herein by reference to Exhibit (a)(ii) of Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-lA filed with the SEC on December 23, 1998.

(a)(iii)	Written Instrument Establishing and Designating Driehaus International Small Cap Growth Fund dated February 26, 2007 is incorporated herein by reference to Exhibit (a)(iv) of Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A filed with the SEC on May 9, 2007.

(a)(iv)	Written Instrument Establishing and Designating Driehaus Global Growth Fund dated January 28, 2008 is incorporated herein by reference to Exhibit (a)(v) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A filed with the SEC on February 5, 2008.

(a)(v)	Written Instrument Establishing and Designating Driehaus Mid Cap Growth Fund dated November 18, 2008 is incorporated herein by reference to Exhibit (a)(v) of Post-Effective Amendment No. 38 to Registrant’s Registration Statement on Form N-1A filed with the SEC on January 30, 2009.

(a)(vi)	Written Instrument Establishing and Designating Driehaus Large Cap Growth Fund dated November 18, 2008 is incorporated herein by reference to Exhibit (a)(vi) of Post-Effective Amendment No. 38 to Registrant’s Registration Statement on Form N-1A filed with the SEC on January 30, 2009.

(a)(vii)	Written Instrument Establishing and Designating Driehaus Active Income Fund dated February 23, 2009 is incorporated herein by reference to Exhibit (a)(vii) of Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A filed with the SEC on March 6, 2009.

(a)(viii)	Written Instrument Establishing and Designating Driehaus Select Credit Fund dated May 17, 2010 is incorporated herein by reference to Exhibit (a)(viii) of Post-Effective Amendment No. 46 to Registrant’s Registration Statement on Form N-1A filed with the SEC on June 1, 2010.

(a)(vix)	Written Instrument Establishing and Designating Driehaus Emerging Markets Small Cap Growth Fund dated February 22, 2011 is incorporated herein by reference to Exhibit (a)(vix) of Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed with the SEC on March 30, 2011.

(a)(x)	Written Instrument Establishing and Designating Driehaus International Credit Opportunities Fund dated November 14, 2011 is incorporated herein by reference to Exhibit (a)(x) of Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A filed with the SEC on December 9, 2011.

(b)	Registrant’s Amended and Restated By-Laws are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A filed with the SEC on December 9, 2011.

(c)	Not Applicable.

(d)(i)	Management Agreement dated September 25, 1996 between the Registrant and Driehaus Capital Management LLC (the “Adviser”) is incorporated herein by reference to Exhibit (d)(i) of Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 28, 2003.

(d)(ii)	Letter Agreement dated December 18, 1997 between the Registrant and the Adviser with respect to Driehaus Asia Pacific Growth Fund and Driehaus Emerging Markets Growth Fund is incorporated herein by reference to Exhibit (d)(ii) of Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 28, 2003.

(d)(iii)	Letter Agreement dated December 18, 1998 between the Registrant and the Adviser with respect to Driehaus International Discovery Fund and Driehaus European Opportunity Fund is incorporated herein by reference to Exhibit (d)(iii) of Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-lA filed with the SEC on December 23, 1998.

(d)(iv)	Letter Agreement between the Registrant and the Adviser with respect to Driehaus International Discovery Fund dated October 1, 2006 is incorporated herein by reference to Exhibit (d)(v) of Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A filed with the SEC on December 11, 2006.

(d)(v)	Letter Agreement between the Registrant and the Adviser with respect to Driehaus International Small Cap Growth Fund dated September 17, 2007 is incorporated herein by reference to Exhibit (d)(vi) of Post-Effective

Amendment No. 33 to the Registant’s Registration Statement on Form N-1A filed with the SEC on February 5, 2008.

(d)(vi)	Letter Agreement between the Registrant and the Adviser with respect to the Driehaus Global Growth Fund is incorporated herein by reference to Exhibit (d)(vi) of Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A filed with the SEC on September 22, 2008.

(d)(vii)	Letter Agreement between the Registrant and the Adviser with respect to Driehaus Mid Cap Growth Fund and Driehaus Large Cap Growth Fund is incorporated herein by reference to Exhibit (d)(viii) of Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 29, 2009.

(d)(viii)	Letter Agreement between the Registrant and the Adviser with respect to Driehaus Active Income Fund dated June 1, 2009 is incorporated herein by reference to Exhibit (d)(viii) of Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A filed with the SEC on February 26, 2010.

(d)(ix)	Letter Agreement between the Registrant and the Adviser with respect to Driehaus Select Credit Fund dated September 30, 2010 is incorporated herein by reference to Exhibit (d)(ix) of Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed with the SEC on March 30, 2011.

(d)(x)	Letter Agreement between the Registrant and the Adviser with respect to Driehaus Emerging Markets Small Cap Growth Fund dated August 19, 2011 is incorporated herein by reference to Exhibit (d)(x) of Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A filed with the SEC on December 9, 2011.

(d)(xi)	Letter Agreement between the Registrant and the Adviser with respect to Driehaus International Credit Opportunities Fund dated February 22, 2012 is incorporated herein by reference to Exhibit (d)(xi) of Post-Effective Amendment No. 59 to Registrant’s Registration Statement on Form N-1A filed with the SEC on February 23, 2012.

(e)	Amended and Restated Distribution Agreement dated September 13, 1999 between the Registrant and Driehaus Securities LLC is incorporated herein by reference to Exhibit (e) of Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 28, 2003.

(f)	Not Applicable.

(g)(i)	Custody Agreement dated June 1, 2009 between the Registrant and UMB Bank, N.A. with respect to Driehaus Active Income Fund and Driehaus Select Credit Fund is incorporated herein by reference to Exhibit (g)(i) of Post-Effective Amendment No. 44 to Registrant’s Registration Statement

on Form N-1A filed with the SEC on February 26, 2010.

(g)(ii)	Custody Agreement dated August 12, 2009 between the Registrant and The Northern Trust Company is incorporated herein by reference to Exhibit (g)(ii) of Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A filed with the SEC on February 26, 2010.

(h)(i)	Transfer Agency Services Agreement dated September 25, 1996 between the Registrant and BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”), is incorporated herein by reference to Exhibit (h)(i) of Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 28, 2003.

(h)(ii)	Amendment to the Transfer Agency Services Agreement dated March 31, 2002 between the Registrant and the Transfer Agent is incorporated herein by reference to Exhibit (h)(i)(a) of Post-Effective Amendment No. 11 to Registrant’s Registration Statement on Form N-lA filed with the SEC on April 25, 2002.

(h)(iii)	Anti-Money Laundering Amendment to the Transfer Agency Services Agreement dated July 24, 2002 is incorporated herein by reference to Exhibit (h)(iv) of Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 28, 2003.

(h)(iv)	Amendment to the Transfer Agency Services Agreement dated October 1, 2003 is incorporated herein by reference to Exhibit (h)(iv) of Post-Effective Amendment No. 13 to Registrant’s Registration Statement on Form N-1A filed with the SEC on February 27, 2004.

(h)(v)	Amendment to the Transfer Agency Services Agreement dated October 1, 2006 is incorporated herein by reference to Exhibit (h)(v) of Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A filed with the SEC on December 11, 2006.

(h)(vi)	Section 312 Foreign Financial Institution Amendment to the Transfer Agency Services Agreement dated July 5, 2006 is incorporated herein by reference to Exhibit (h)(vi) of Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A filed with the SEC on December 11, 2006.

(h)(vii)	Rule 22c-2 Amendment to Transfer Agency Services Agreement dated March 1, 2007 is incorporated herein by reference to Exhibit (h)(vii) of Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed with the SEC on September 7, 2007.

(h)(viii)	Red Flags Services Amendment to Transfer Agency Services Agreement dated January 1, 2011 is incorporated herein by reference to Exhibit (h)(viii) of Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed with the SEC on March 30, 2011.

(h)(ix)	Amendment to Transfer Agency Services Agreement dated October 12, 2011 is incorporated herein by reference to Exhibit (h)(ix) of Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A filed with the SEC on December 9, 2011.

(h)(x)	Transfer Agency Agreement dated June 1, 2009 between the Registrant and UMB Fund Services, Inc. with respect to Driehaus Active Income Fund, Driehaus Select Credit Fund and Driehaus International Credit Opportunities Fund is incorporated herein by reference to Exhibit (h)(viii) of Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A filed with the SEC on February 26, 2010.

(h)(xi)	Administration and Accounting Services Agreement dated September 25, 1996 between the Registrant and BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), is incorporated herein by reference to Exhibit (h)(ii) of Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 28, 2003.

(h)(xii)	Amendment to Administration and Accounting Services Agreement dated January 1, 2003 between the Registrant and BNY Mellon is incorporated herein by reference to Exhibit (h)(iii) of Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 28, 2003.

(h)(xiii)	Amendment to Administration and Accounting Services Agreement for Fair Value Pricing Services dated September 12, 2005 is incorporated by reference to Exhibit (h)(vii) of Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 27, 2006.

(h)(xiv)	Amendment to Administration and Accounting Services Agreement dated October 1, 2006 is incorporated herein by reference to Exhibit (h)(x) of Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A filed with the SEC on December 11, 2006.

(h)(xv)	Administration and Accounting Services Agreement dated June 1, 2009 between Registrant and UMB Fund Services, Inc. with respect to Driehaus Active Income Fund, Driehaus Select Credit Fund and Driehaus International Credit Opportunities Fund is incorporated herein by reference to Exhibit (h)(xiii) of Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A filed with the SEC on February 26, 2010.

(h)(xvi)	Expense Limitation Agreement with respect to the Driehaus International Small Cap Growth Fund is incorporated herein by reference to Exhibit (h)(xiii) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A filed with the SEC on February 5, 2008.

(h)(xvii)	Expense Limitation Agreement with respect to Driehaus Global Growth Fund is incorporated herein by reference to Exhibit (h)(xiii) of Post-

Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A filed with the SEC on September 22, 2008.

(h)(xviii)	Expense Limitation Agreement with respect to Driehaus Emerging Markets Growth Fund dated December 1, 2008 incorporated herein by reference to Exhibit (h)(xiv) of Post-Effective Amendment No. 38 to Registrant’s Registration Statement on Form N-1A filed with the SEC on January 30, 2009.

(h)(xix)	Amended and Restated Expense Limitation Agreement with respect to Driehaus Mid Cap Growth Fund is incorporated herein by reference to Exhibit (h)(xviii) of Post-Effective Amendment No. 51 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 28, 2011.

(h)(xx)	Amended and Restated Expense Limitation Agreement with Respect to Driehaus Large Cap Growth Fund is incorporated herein by reference to Exhibit (h)(xix) of Post-Effective Amendment No. 51 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 28, 2011.

(h)(xxi)	Expense Limitation Agreement with respect to Driehaus Select Credit Fund is incorporated herein by reference to Exhibit (h)(xx) of Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed with the SEC on March 30, 2011.

(h)(xxii)	Expense Limitation Agreement with respect to Driehaus Emerging Markets Small Cap Growth Fund is incorporated herein by reference to Exhibit (h)(xxii) of Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A filed with the SEC on December 9, 2011.

(h)(xxiii)	Expense Limitation Agreement with respect to Driehaus International Credit Opportunities Fund is incorporated herein by reference to Exhibit (h)(xxiii) of Post-Effective Amendment No. 59 to Registrant’s Registration Statement on Form N-1A filed with the SEC on February 23, 2012.

(h)(xxiv)	Agreement and Plan of Exchange for Driehaus International Small Cap Growth Fund is incorporated herein by reference to Exhibit (h)(xvi) of Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed with the SEC on September 7, 2007.

(h)(xxv)	Agreement and Plan of Exchange for Driehaus Mid Cap Growth Fund is incorporated herein by reference to Exhibit (h)(xx) of Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 14, 2009.

(h)(xxvi)	Agreement and Plan of Exchange for Driehaus Large Cap Growth Fund is incorporated herein by reference to Exhibit (h)(xxi) of Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on April 14, 2009.

(h)(xxvii)	Agreement and Plan of Exchange for Driehaus Emerging Markets Small Cap Growth Fund is incorporated herein by reference to Exhibit (h)(xxv) of Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed with the SEC on August 10, 2011.

(h)(xxviii)	Shareholder Services Plan with respect to Driehaus Active Income Fund is incorporated herein by reference to Exhibit (h)(xxiii) of Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A filed with the SEC on February 26, 2010.

(h)(xxix)	Shareholder Services Plan with respect to Driehaus Select Credit Fund is incorporated herein by reference to Exhibit (h)(xxv) of Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed with the SEC on March 30, 2011.

(h)(xxx)	Shareholder Services Plan with respect to Driehaus International Credit Opportunities Fund is incorporated herein by reference to Exhibit (h)(xxx) of Post-Effective Amendment No. 59 to Registrant’s Registration Statement on Form N-1A filed with the SEC on February 23, 2012.

(i)(i)	Opinion and Consent of Vedder Price P.C. (with respect to Driehaus International Credit Opportunities Fund) is incorporated herein by reference to Exhibit (i) of Post-Effective Amendment No. 59 to Registrant’s Registration Statement on Form N-1A filed with the SEC on February 23, 2012.

(i)(ii)	OPINION AND CONSENT OF VEDDER PRICE P.C. (WITH RESPECT TO DRIEHAUS INTERNATIONAL DISCOVERY FUND, DRIEHAUS EMERGING MARKETS GROWTH FUND, DRIEHAUS INTERNATIONAL SMALL CAP GROWTH FUND, DRIEHAUS GLOBAL GROWTH FUND, DRIEHAUS MID CAP GROWTH FUND, DRIEHAUS LARGE CAP GROWTH FUND, DRIEHAUS ACTIVE INCOME FUND, DRIEHAUS SELECT CREDIT FUND AND DRIEHAUS EMERGING MARKETS SMALL CAP GROWTH FUND) IS FILED HEREWITH.

(j)	CONSENT OF ERNST & YOUNG LLP IS FILED HEREWITH.

(k)	Not Applicable.

(l)(i)	Subscription Agreement for Driehaus Mid Cap Growth Fund is incorporated herein by reference to Exhibit (l)(i) of Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 15, 2009.

(l)(ii)	Subscription Agreement for Driehaus Large Cap Growth Fund is incorporated herein by reference to Exhibit (l)(ii) of Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 15, 2009.

(l)(iii)	Subscription Agreement for Driehaus Active Income Fund is incorporated herein by reference to Exhibit (l)(iii) of Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A filed with the SEC on May 6, 2009.

(l)(iv)	Subscription Agreement for Driehaus Select Credit Fund is incorporated herein by reference to Exhibit (l)(iv) of Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed with the SEC on September 20, 2010.

(l)(v)	Subscription Agreement for Driehaus Emerging Markets Small Cap Growth Fund is incorporated herein by reference to Exhibit (l)(v) of Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed with the SEC on August 10, 2011.

(l)(vi)	Subscription Agreement for Driehaus International Credit Opportunities Fund is incorporated herein by reference to Exhibit (l)(vi) of Post-Effective Amendment No. 59 to Registrant’s Registration Statement on Form N-1A filed with the SEC on February 23, 2012.

(m)	Not Applicable.

(n)	Not Applicable.

(p)	Code of Ethics and Business Conduct is incorporated herein by reference to Exhibit (p) of Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A filed with the SEC on December 9, 2011.

(q)(i)	Power of Attorney of Richard H. Driehaus dated December 6, 2011 is incorporated herein by reference to Exhibit (q)(ii) of Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A filed with the SEC on December 9, 2011.

(q)(ii)	Powers of Attorney of Francis J. Harmon, A.R. Umans and Daniel F. Zemanek dated February 21, 2012 are incorporated herein by reference to Exhibit (q)(ii) of Post-Effective Amendment No. 59 to Registrant’s Registration Statement on Form N-1A filed with the SEC on February 23, 2012.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

Not applicable.

ITEM 30. INDEMNIFICATION.

Article V of Registrant’s Declaration of Trust, filed as Exhibit (a)(i), provides for the indemnification of Registrant’s trustees, officers, employees and agents against liabilities incurred by them in connection with the defense or disposition of any action or proceeding in which they may be involved or with which they may be threatened, while in office or thereafter, by reason of being or having been in such office, except with respect to matters as to which it has been determined that they acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office (“Disabling Conduct”).

Registrant has obtained from a major insurance carrier a trustees’ and officers’ liability policy covering certain types of errors and omissions.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

Name	Position with Adviser	Other Business, Profession, Vocation or Employment
Richard H. Driehaus	Chairman and Chief Investment Officer	Chairman of Driehaus Securities LLC (“DS LLC”) and Driehaus Capital Management (USVI) LLC (“DCM USVI”)

Robert H. Gordon	President and Chief Executive Officer	President and Chief Executive Officer of DS LLC and DCM USVI

Janet L. McWilliams	Senior Vice President and Secretary	Senior Vice President and Secretary of DS LLC and DCM USVI

Stephen T. Weber	Senior Vice President of Sales, Marketing and Relationship Management	Senior Vice President of DS LLC

Michelle L. Cahoon	Vice President, Treasurer and Chief Financial Officer	Vice President, Treasurer and Chief Financial Officer of DS LLC and DCM USVI

Carla Dawson	Vice President	None

Daniel M. Rea	Vice President	None

Kaaren Sagastume	Vice President	Vice President of DS LLC

Thomas M. Seftenberg	Vice President	Vice President of DS LLC

Michael P. Kailus	Assistant Secretary	Assistant Secretary of DS LLC and DCM USVI

Michael R. Shoemaker	Assistant Vice President and Chief Compliance Officer	Assistant Vice President and Chief Compliance Officer of DS LLC

The principal business address of DS LLC and DCM USVI is 25 East Erie Street, Chicago, Illinois 60611.

ITEM 32. PRINCIPAL UNDERWRITERS.

(a) Not applicable.

(b)

Name	Positions and Offices with Underwriter	Positions and Offices with Registrant
Richard H. Driehaus	Chairman	Trustee

Robert H. Gordon	President and Chief Executive Officer	President

Janet L. McWilliams	Senior Vice President and Secretary	Assistant Vice President and Chief Legal Officer

Stephen T. Weber	Senior Vice President	None

Michelle L. Cahoon	Vice President, Treasurer and Chief Financial Officer	Vice President and Treasurer

Kaaren Sagastume	Vice President	None

Thomas M. Seftenberg	Vice President	None

Michael R. Shoemaker	Assistant Vice President and Chief Compliance Officer	Chief Compliance Officer

Michael P. Kailus	Assistant Secretary	Assistant Secretary and Anti-Money Laundering Compliance Officer

The business address of the foregoing individuals is 25 East Erie Street, Chicago, Illinois 60611.

(c) Not applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS.

All accounts, books and other documents are maintained:

(i)	At the offices of the Registrant;

(ii)	At the offices of Registrant’s investment adviser, Driehaus Capital Management LLC, 25 East Erie Street, Chicago, Illinois 60611, One East Erie Street, Chicago, Illinois 60611 and 17 East Erie, Chicago, Illinois 60611; or

(iii)	At the offices of Registrant’s custodian, The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603(with respect to Driehaus Emerging Markets Growth Fund, Driehaus International Discovery Fund, Driehaus International Small Cap Growth Fund, Driehaus Global Growth Fund, Driehaus Mid Cap Growth Fund, Driehaus Large Cap Growth Fund, Driehaus Emerging Markets Small Cap Growth Fund and Driehaus International Credit Opportunities Fund), transfer agent, BNY Mellon Investment Servicing (US) Inc., 4400 Computer Drive, Westborough, Massachusetts 01581 (with respect to Driehaus Emerging Markets Growth Fund, Driehaus International Discovery Fund, Driehaus International Small Cap Growth Fund, Driehaus Global Growth Fund, Driehaus Mid Cap Growth Fund, Driehaus Large Cap Growth Fund and Driehaus Emerging Markets Small Cap Growth Fund), or administrator, BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809; or

(iv)

At the offices of Registrant’s custodian, UMB Bank, n.a., 928 Grand Boulevard, 10th Floor, Kansas City, Missouri 64106, or transfer agent and administrator, UMB Fund Services, Inc., 803 West Michigan Street, Milwaukee, Wisconsin 53233 (with respect to Driehaus Active Income Fund, Driehaus Select Credit Fund and Driehaus International Credit Opportunities Fund).

ITEM 34. MANAGEMENT SERVICES.

Not applicable.

ITEM 35. UNDERTAKINGS.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 61 to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago, State of Illinois on the 26th day of April, 2012.

DRIEHAUS MUTUAL FUNDS

By:	/s/ Robert H. Gordon
Robert H. Gordon, President

Pursuant to the requirements of the 1933 Act, this Amendment to the registration statement has been signed below by the following persons in the capacities indicated on the 26th day of April, 2012.

/s/ Robert H. Gordon	President (Principal Executive Officer)
Robert H. Gordon

*	Trustee
Richard H. Driehaus

*	Trustee
Francis J. Harmon

*	Trustee
A. R. Umans

*	Trustee
Daniel F. Zemanek

/s/ Michelle L. Cahoon	Treasurer (Principal Financial Officer)
Michelle L. Cahoon

* By:	/s/ Michelle L. Cahoon
Michelle L. Cahoon
Attorney-In-Fact (pursuant to Power of Attorney)

*	Signed by Michelle L. Cahoon pursuant to a Power of Attorney previously filed as Exhibit (q)(ii) of Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A filed with the SEC on December 9, 2011 and Powers of Attorney previously filed as Exhibit (q)(ii) of Post-Effective Amendment No. 59 to Registrant’s Registration Statement on Form N-1A filed with the SEC on February 23, 2012.

EXHIBIT INDEX

DRIEHAUS MUTUAL FUNDS

FORM N-1A REGISTRATION STATEMENT

Exhibit No.	Description

EX-99.28(i)(ii)	Opinion and Consent of Vedder Price P.C.

EX-99.28(j)	Consent of Ernst & Young LLP